 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number   811-22472

RIVERNORTH OPPORTUNITES FUND, INC.

(Exact name of registrant as specified in charter)

360 South Rosemary Ave., Suite 1420, West Palm Beach, Florida 33401

(Address of principal executive offices)                   (Zip code)

Marc L. Collins

360 South Rosemary Ave., Suite 1420, West Palm Beach, Florida 33401

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 832-1440

Date of fiscal year end: June 30

Date of reporting period: July 1, 2022 - June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b 1-4 thereunder (17 CFR 270.30b 1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44U.S.C. § 3507.

Item 1	Proxy Voting Record

Investment Company Report
KLUDEIN I ACQUISITION CORP.
Security	49878L109				Meeting Type	Special
Ticker Symbol	INKA				Meeting Date	07-Jul-2022
ISIN	US49878L1098				Agenda	935680036 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
Amended and Restated Certificate of Incorporation, to
extend date by which Company must (i) consummate a
merger, capital stock exchange, asset acquisition, stock
purchase, reorganization or similar business combination
with one or more businesses, which we refer to as a
"business combination", (ii) cease its operations if it fails to complete such business combination, or (iii) redeem or
repurchase 100% of the Company's Class A common
stock included as part of units sold in the Company's
initial public offering.			Management		For	For
2.	Adjournment Proposal: To approve the adjournment of
the Special Meeting to a later date or dates, if necessary,
to permit further solicitation and vote of proxies if there
are insufficient votes for, or otherwise in connection with,
the approval of the Extension Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	8,544	0	17-Jun-2022	17-Jun-2022
LIGHTJUMP ACQUISITION CORPORATION
Security	53228M106				Meeting Type	Special
Ticker Symbol	LJAQ				Meeting Date	08-Jul-2022
ISIN	US53228M1062				Agenda	935684224 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend from July 12, 2022 to January 12, 2023, the date
by which the Company must consummate a business
combination or, if it fails to do so, cease its operations
and redeem or repurchase 100% of the shares of the
Company's common stock issued in the Company's initial
public offering. A copy of the proposed amendment,
which we refer to as the "Extension Amendment", is set
forth in Annex A to the accompanying Proxy Statement.			Management		For	For
2.	Adjournment Proposal: Approve the adjournment of the
Special Meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in
connection with, the approval of the Extension
Amendment Proposal. This proposal will only be
presented at the Special Meeting if there are not
sufficient votes to approve the Extension Amendment
Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	28,126	0	30-Jun-2022	30-Jun-2022
FOXWAYNE ENTERPRISES ACQUISITION CORP.
Security	35166L109				Meeting Type	Annual
Ticker Symbol	FOXW				Meeting Date	12-Jul-2022
ISIN	US35166L1098				Agenda	935677926 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	A proposal to amend the Company's Second Amended
and Restated Certificate of Incorporation to (i) extend the
date by which the Company has to consummate a
business combination for three months, from July 22,
2022 (the "Original Termination Date") to October 22,
2022 (the "Extended Date"), and (ii) allow the Company,
without another stockholder vote, to elect to extend the
date to consummate a business combination for three
months after the Extended Date, for a total of up to six
months after the Original Termination Date.			Management		For	For
2a.	Election of Class I Director to serve for a term expiring at the 2025 annual meeting: Jonathan Hale Zippin		Management		For	For
2b.	Election of Class I Director to serve for a term expiring at the 2025 annual meeting: Sundeep Agrawal		Management		For	For
3.	A proposal to ratify the appointment of WithumSmith+Brown PC as the Company's independent accountants for the fiscal year ending December 31, 2022.		Management		For	For
4.	A proposal to approve the adjournment of the Annual Meeting by the Chairman thereof to a later date, if necessary.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	12,095	0	17-Jun-2022	17-Jun-2022
ITHAX ACQUISITION CORP.
Security	G49775102				Meeting Type	Special
Ticker Symbol	ITHX				Meeting Date	15-Jul-2022
ISIN	KYG497751027				Agenda	935684705 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal-RESOLVED, as an
ordinary resolution, that ITHAX's entry into (1) the
Business Combination Agreement, dated as of December
20, 2021 (as may be amended, supplemented or
otherwise modified from time to time, the "Business
Combination Agreement"), by and among ITHAX, Ithax
Merger Sub I, LLC, a Delaware limited liability company
and wholly owned subsidiary of ITHAX ("First Merger
Sub"), Ithax Merger Sub II a Delaware limited liability
company and wholly ...(due to space limits, see proxy
material for full proposal).			Management		For	For
2.	The Domestication Proposal-RESOLVED, as a special
resolution, that (a) ITHAX be transferred by way of
continuation to Delaware pursuant to Article 32 of the
amended and restated articles of association of ITHAX,
Part XII of the Companies Act (As Revised) of the
Cayman Islands and Section 388 of the General
Corporation Law of the State of Delaware and,
immediately upon being de- registered in the Cayman
Islands, ITHAX be continued and domesticated as a
corporation under the laws of the State of ...(due to space
limits, see proxy material for full proposal).			Management		For	For
3.	The Proposed Charter and Bylaws Proposal-
RESOLVED, as a special resolution, that the Interim
Charter of ITHAX to be in effect upon the Domestication
(a copy of which is attached to the proxy
statement/prospectus as Annex I) be replaced in its
entirety with the Proposed Charter and Proposed Bylaws
of New Mondee (copies of which are attached to the
proxy statement/prospectus as Annex B and Annex C,
respectively), which be approved as the amended and
restated certificate of incorporation and the bylaws of
New Mondee, effective at the First Effective Time.			Management		For	For
4a.	Advisory Governing Documents Proposal A-RESOLVED,
as a non- binding advisory resolution that the change in
the authorized share capital of ITHAX, first (a) upon the
Domestication, from (i) US$111,000 divided into
100,000,000 Class A ordinary shares of US$0.001 each,
10,000,000 Class B ordinary shares of US$0.001 and
1,000,000 preference shares of US$0.001 each, to (ii)
US$111,000 divided into 100,000,000 shares of Class A
common stock, par value $0.0001 per share ("New
Mondee Common Stock"), ...(due to space limits, see
proxy material for full proposal).			Management		For	For
4b.	Advisory Governing Documents Proposal B-RESOLVED,
as a non- binding advisory resolution that the
authorization to the New Mondee Board to issue any or
all shares of New Mondee Preferred Stock in one or more
classes or series, with such terms and conditions as may
be expressly determined by the New Mondee Board and
as may be permitted by the DGCL be approved.			Management		For	For
4c.	Advisory Governing Documents Proposal C-RESOLVED,
as a non- binding advisory resolution that the removal of
the ability of New Mondee stockholders to take action by
written consent in lieu of a meeting provided, however
that the holders of New Mondee Preferred Stock may
take action by written consent to the extent provided by
the Certificate of Designation with respect to the New
Mondee Preferred Stock, be approved.			Management		For	For
4d.	Advisory Governing Documents Proposal D-RESOLVED,
as a non- binding advisory resolution that the
replacement of the Existing Governing Documents be
approved and that all other changes necessary or, as
mutually agreed in good faith by ITHAX and Mondee,
desirable in connection with the replacement of Existing
Governing Documents with the Proposed Charter and
Proposed Bylaws (copies of which are attached to the
proxy statement/prospectus as Annex B and Annex C,
respectively) as ...(due to space limits, see proxy material
for full proposal).			Management		For	For
4e.	Advisory Governing Documents Proposal E-RESOLVED,
as a non- binding advisory resolution that the election of
New Mondee to not be governed by Section 203 of the
DGCL and limiting certain corporate takeovers by
interested stockholders be approved.			Management		For	For
5.	The Nasdaq Proposal-RESOLVED, as an ordinary
resolution, that for the purposes of complying with the
applicable provisions of Nasdaq Listing Rule 5635, the
issuance of 7,000,000 shares of New Mondee Common
Stock in the PIPE Financing be approved and adopted in
all respects.			Management		For	For
7.	The Equity Incentive Plan Proposal-RESOLVED, as an
ordinary resolution, that the New Mondee 2022 Equity
Incentive Plan, a copy of which is attached to the proxy
statement/prospectus as Annex D, be adopted and
approved.			Management		For	For
8.	The Equity Stock Purchase Plan Proposal-RESOLVED,
as an ordinary resolution, that the New Mondee
Employee Stock Purchase Plan, a copy of which is
attached to the proxy statement/prospectus as Annex E,
be adopted and approved.			Management		For	For
9.	The Adjournment Proposal-RESOLVED, as an ordinary
resolution, that the adjournment of the extraordinary
general meeting to a later date or dates (A) to solicit
additional proxies for the purpose of obtaining approval
by the ITHAX shareholders of each of the proposals
necessary to consummate the transactions contemplated
by the Business Combination Agreement, (B) for the
absence of a quorum or (C) if the holders of the Class A
ordinary shares have elected to redeem a number of
Class ...(due to space limits, see proxy material for full
proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	4,332	0	30-Jun-2022	30-Jun-2022
VOYA EMERGING MKTS HIGH DIVIDEND EY FD
Security	92912P108				Meeting Type	Annual
Ticker Symbol	IHD				Meeting Date	19-Jul-2022
ISIN	US92912P1084				Agenda	935660541 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
1	John V. Boyer				Split	Split
2	Patricia W. Chadwick				Split	Split
3	Sheryl K. Pressler				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	24,587	0	18-Jul-2022	18-Jul-2022
CC NEUBERGER PRINCIPAL HOLDINGS II
Security	G3166T103				Meeting Type	Special
Ticker Symbol	PRPB				Meeting Date	19-Jul-2022
ISIN	KYG3166T1031				Agenda	935686901 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Domestication Merger Proposal - To consider and vote
upon a proposal by special resolution to approve CCNB
merging with and into Vector Domestication Merger Sub,
LLC ("Domestication Merger Sub") in accordance with
Section 18-209 of the DLLCA and ceasing to exist in the
Cayman Islands in accordance with Part XVI the
Companies Act, with Domestication Merger Sub surviving
the merger as a wholly-owned direct subsidiary of New
CCNB (the "Domestication Merger"), and all outstanding
securities of CCNB ...(due to space limits, see proxy
material for full proposal).			Management		For	For
2.	Business Combination Proposal - To consider and vote
upon a proposal to approve the Business Combination
Agreement, dated December 9, 2021 (the "Business
Combination Agreement"), by and among CCNB, New
CCNB, Domestication Merger Sub, Vector Merger Sub 1,
LLC, a Delaware limited liability company and a wholly-
owned subsidiary of CCNB ("G Merger Sub 1"), Vector
Merger Sub 2, LLC, a Delaware limited liability company
and a wholly-owned subsidiary of CCNB ("G Merger Sub
2"), Griffey Global Holdings, ...(due to space limits, see
proxy material for full proposal).			Management		For	For
3.	Adjournment Proposal - To consider and vote upon a
proposal to approve the adjournment of the Shareholders
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection with, the approval of the Business Combination Proposal.
This proposal will only be presented at the Shareholders
Meeting (i) to the extent necessary to ensure that any
legally required supplement or ...(due to space limits, see
proxy material for full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	106,700	0	12-Jul-2022	12-Jul-2022
BLACKROCK INNOVATION AND GROWTH TRUST
Security	09260Q108				Meeting Type	Annual
Ticker Symbol	BIGZ				Meeting Date	25-Jul-2022
ISIN	US09260Q1085				Agenda	935675059 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
1	Frank J. Fabozzi				Split	Split
2	Robert Fairbairn				Split	Split
3	J. Phillip Holloman				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	545,831	0	22-Jul-2022	22-Jul-2022
BLACKROCK INNOVATION AND GROWTH TRUST
Security	09260Q108				Meeting Type	Annual
Ticker Symbol	BIGZ				Meeting Date	25-Jul-2022
ISIN	US09260Q1085				Agenda	935675059 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
1	Frank J. Fabozzi				Split	Split
2	Robert Fairbairn				Split	Split
3	J. Phillip Holloman				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL98	RIVERNORTH OPP FUND FBO NFSLLC	AL98	STATE STREET BANK & TRUST CO	75,000	0	22-Jul-2022	22-Jul-2022
BLACKROCK ESG CAPITAL ALLOCATION
Security	09262F100				Meeting Type	Annual
Ticker Symbol	ECAT				Meeting Date	25-Jul-2022
ISIN	US09262F1003				Agenda	935675059 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
1	Frank J. Fabozzi				Split	Split
2	Robert Fairbairn				Split	Split
3	J. Phillip Holloman				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	1,405,322	0	22-Jul-2022	22-Jul-2022
BLACKROCK CAPITAL ALLOCATION TRUST
Security	09260U109				Meeting Type	Annual
Ticker Symbol	BCAT				Meeting Date	25-Jul-2022
ISIN	US09260U1097				Agenda	935675059 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
1	Frank J. Fabozzi				Split	Split
2	Robert Fairbairn				Split	Split
3	J. Phillip Holloman				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	1,346,397	0	22-Jul-2022	22-Jul-2022
BLACKROCK CALIFORNIA MUNICIPAL INCOME TR
Security	09248E102				Meeting Type	Annual
Ticker Symbol	BFZ				Meeting Date	25-Jul-2022
ISIN	US09248E1029				Agenda	935675061 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
1	Cynthia L. Egan				Split	Split
2	Robert Fairbairn				Split	Split
3	Stayce D. Harris				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	439,580	0	22-Jul-2022	22-Jul-2022
BLACKROCK MUNI INTER DURATION FD INC
Security	09253X102				Meeting Type	Annual
Ticker Symbol	MUI				Meeting Date	25-Jul-2022
ISIN	US09253X1028				Agenda	935675061 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
1	Cynthia L. Egan				Split	Split
2	Robert Fairbairn				Split	Split
3	Stayce D. Harris				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	215,700	0	22-Jul-2022	22-Jul-2022
BLACKROCK MUNIHOLDINGS CA INSD FD INC
Security	09254L107				Meeting Type	Annual
Ticker Symbol	MUC				Meeting Date	25-Jul-2022
ISIN	US09254L1070				Agenda	935675061 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
1	Cynthia L. Egan				Split	Split
2	Robert Fairbairn				Split	Split
3	Stayce D. Harris				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	162,120	0	22-Jul-2022	22-Jul-2022
BLACKROCK MUNIVEST FUND INC
Security	09253R105				Meeting Type	Annual
Ticker Symbol	MVF				Meeting Date	25-Jul-2022
ISIN	US09253R1059				Agenda	935675061 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
1	Cynthia L. Egan				Split	Split
2	Robert Fairbairn				Split	Split
3	Stayce D. Harris				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	3,774	0	22-Jul-2022	22-Jul-2022
BLACKROCK MUNIHOLDINGS FUND, INC
Security	09253N104				Meeting Type	Annual
Ticker Symbol	MHD				Meeting Date	25-Jul-2022
ISIN	US09253N1046				Agenda	935675061 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
1	Cynthia L. Egan				Split	Split
2	Robert Fairbairn				Split	Split
3	Stayce D. Harris				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	6,867	0	22-Jul-2022	22-Jul-2022
EAST RESOURCES ACQUISITION COMPANY
Security	274681105				Meeting Type	Special
Ticker Symbol	ERES				Meeting Date	25-Jul-2022
ISIN	US2746811056				Agenda	935687585 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Approval of an amendment (the "Extension Amendment")
of the Company's Amended and Restated Certificate of
Incorporation to extend the date by which East
Resources Acquisition Company (the "Company") must
consummate a business combination (the "Extension")
from July 27, 2022 (the date that is 24 months from the
closing date of the Company's initial public offering of our units (the "IPO")) to January 27, 2023 (the date that is 30
months from the closing date of the IPO).			Management		For	For
2.	Approval of a proposal for the adjournment of the special
meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes to approve the Extension
Amendment Proposal or if we determine that additional
time is necessary to effectuate the Extension.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	27,990	0	18-Jul-2022	18-Jul-2022
INVESCO MUNICIPAL TRUST
Security	46131J103				Meeting Type	Annual
Ticker Symbol	VKQ				Meeting Date	08-Aug-2022
ISIN	US46131J1034				Agenda	935687725 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
1	Cynthia Hostetler				Split	Split
2	Eli Jones				Split	Split
3	Ann Barnett Stern				Split	Split
4	Daniel S. Vandivort				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	186,252	0	05-Aug-2022	05-Aug-2022
INVESCO QUALITY MUNICIPAL INCOME TRUST
Security	46133G107				Meeting Type	Annual
Ticker Symbol	IQI				Meeting Date	08-Aug-2022
ISIN	US46133G1076				Agenda	935687725 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
1	Cynthia Hostetler				Split	Split
2	Eli Jones				Split	Split
3	Ann Barnett Stern				Split	Split
4	Daniel S. Vandivort				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	233,846	0	05-Aug-2022	05-Aug-2022
TORTOISE PIPELINE & ENERGY FUND, INC.
Security	89148H207				Meeting Type	Annual
Ticker Symbol	TTP				Meeting Date	09-Aug-2022
ISIN	US89148H2076				Agenda	935684539 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.1	Election of Director to hold office for a term of three years: Alexandra A. Herger		Management		Split	Split
2.	To ratify the selection of Ernst & Young LLP as the independent registered public accounting firm of the Company for its fiscal year ending November 30, 2022.		Management		Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	32,557	0	08-Aug-2022	08-Aug-2022
ARIES I ACQUISITION CORP.
Security	G0542N107				Meeting Type	Special
Ticker Symbol	RAM				Meeting Date	12-Aug-2022
ISIN	KYG0542N1079				Agenda	935696611 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1)	The Extension Amendment Proposal - "RESOLVED, as a
special resolution, that the Articles of Association of Aries currently in effect be amended and restated by the
deletion in their entirety and the substitution in their place of the Second Amended and Restated Articles of
Association of Aries (a copy of which is attached to the
proxy statement for this Meeting as Annex A)."			Management		For	For
2)	The Trust Agreement Amendment Proposal - To approve
an amendment to the Company's Investment
Management Trust Agreement, dated May 18, 2021, by
and between Aries and Continental Stock Transfer &
Trust Company, allowing Aries to extend the Business
Combination Period up to twelve (12) times for an
additional one (1) month each time from 08/21/2022 to
08/21/2023 by depositing into the trust account, for each
one-month extension, the lesser of (a) $120,000 and (b)
$0.035 for each Class A ordinary share outstanding after
giving effect to the Redemption.			Management		For	For
3)	The Adjournment Proposal - To adjourn the special
meeting of Aries shareholders to a later date or dates, if
necessary, to permit further solicitation and vote of
Proxies if, based upon the tabulated vote at the time of
the special meeting, there are not sufficient votes to
approve the Extension Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	30,180	0	09-Aug-2022	09-Aug-2022
GIGINTERNATIONAL1, INC.
Security	37518W106				Meeting Type	Special
Ticker Symbol	GIW				Meeting Date	19-Aug-2022
ISIN	US37518W1062				Agenda	935698615 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment: Amend the Company's Amended
and Restated Certificate of Incorporation, giving the
Company the right to extend the date by which it has to
consummate a business combination six (6) times for an
additional one (1) month each time, from August 21, 2022
to February 21, 2023 (i.e., for a period of time ending 21
months from the consummation of its initial public
offering).			Management		For	For
2.	Trust Amendment: Amend the Company's investment
management trust agreement, dated as of May 18, 2021,
by and between the Company and Continental Stock
Transfer & Trust Company, allowing the Company to
extend the Combination Period six (6) times for an
additional one (1) month each time from August 21, 2022
to February 21, 2023 by depositing into the Trust Account
for each one-month extension the lesser of: $200,000 or
$0.05 per share multiplied by the number of public shares
then outstanding.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	48,296	0	15-Aug-2022	15-Aug-2022
ISLEWORTH HEALTHCARE ACQUISITION CORP.
Security	46468P102				Meeting Type	Special
Ticker Symbol	ISLE				Meeting Date	26-Aug-2022
ISIN	US46468P1021				Agenda	935698590 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: A proposal to amend
the Company's amended & restated certificate of
incorporation to extend for an initial period from 9/1/22 to
12/1/22, and for up to three additional months at the
election of the Company, ultimately until as late as 3/1/23
(the "Extended Date"), the date by which the Company
must consummate a business combination or, if it fails to
do so, cease its operations & redeem or repurchase
100% of shares of the Company's common stock issued
in the Company's initial public offering.			Management		For	For
2.	Trust Amendment Proposal: A proposal to amend the
Investment Management Trust Agreement, dated
February 24, 2021, (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Company (the "Trustee"), pursuant to an amendment to
the Trust Agreement in the form set forth in Annex B of
the accompanying proxy statement, to authorize the
Extension and its implementation by the Company.			Management		For	For
3.	Adjournment Proposal: A proposal to approve the
adjournment of the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
forgoing proposals. This proposal will only be presented
at the Special Meeting if there are not sufficient votes to
approve the Extension Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	39,372	0	15-Aug-2022	15-Aug-2022
TAILWIND ACQUISITION CORP.
Security	87403Q102				Meeting Type	Special
Ticker Symbol	TWND				Meeting Date	07-Sep-2022
ISIN	US87403Q1022				Agenda	935702541 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - To amend
Tailwind's amended & restated certificate of incorporation
to: (a) extend the date by which Tailwind has to
consummate a business combination from September 9,
2022 to January 9, 2023 (b) to allow Tailwind, without
another stockholder vote, to elect to extend date to
consummate a business combination on a monthly basis
for up to 2 times by an additional 1 month each time after
January 9, 2023, by resolution of board if requested by
Tailwind Sponsor LLC, & upon five days' advance notice
prior to applicable deadlines.			Management		For	For
2.	The Adjournment Proposal - To adjourn the Stockholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of Class A common stock,
par value $0.0001 per share, and shares of Class B
common stock, par value $0.0001 per share, in the
capital of Tailwind represented (either in person or by
proxy) to constitute a quorum necessary to conduct
business at the Stockholder Meeting.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	13,098	0	30-Aug-2022	30-Aug-2022
LAKESHORE AQUISITION I CORP.
Security	G53521103				Meeting Type	Special
Ticker Symbol	LAAA				Meeting Date	07-Sep-2022
ISIN	KYG535211034				Agenda	935703567 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Proposal - Approval of an amendment to the
company's amended and restated memorandum & AOA
(together, the "Existing Charter") (i) extend from
September 15, 2022 ("Original Termination Date") to
December 15, 2022 ("Extended Date"), date by which, if
the company has not consummated a merger,
amalgamation, share exchange, asset acquisition, share
purchase, reorganization or similar business combination
involving one or more businesses or entities.			Management		For	For
2.	Adjournment Proposal- Approval of adjournment of the
General Meeting by the chairman thereof to a later date,
if necessary, under certain circumstances, to solicit
additional proxies for purpose of approving extension
proposal, to amended extension proposal, or to allow
reasonable additional time for filing or mailing of any
supplemental or amended disclosure that the company
has determined in good faith after consultation with
outside legal counsel is required under applicable law
and for such supplemental or amended.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	20,160	0	30-Aug-2022	30-Aug-2022
SPK ACQUISITION CORP.
Security	848651105				Meeting Type	Special
Ticker Symbol	SPK				Meeting Date	09-Sep-2022
ISIN	US8486511053				Agenda	935705181 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	CHARTER AMENDMENT PROPOSAL - APPROVAL OF
AN AMENDMENT TO THE COMPANY'S AMENDED
AND RESTATED CERTIFICATE OF INCORPORATION
TO EXTEND THE DATE BY WHICH THE COMPANY
HAS TO CONSUMMATE A BUSINESS COMBINATION
(THE "EXTENSION") SIX (6) TIMES FOR AN
ADDITIONAL ONE (1) MONTH EACH TIME UNTIL
MARCH 10, 2023 IF APPROVED BY THE COMPANY'S
BOARD OF DIRECTORS.			Management		For	For
2.	TRUST AMENDMENT - APPROVAL OF AN
AMENDMENT TO THE COMPANY'S AMENDED AND
RESTATED INVESTMENT MANAGEMENT TRUST
AGREEMENT, DATED AS OF JUNE 3, 2022 (THE
"TRUST AGREEMENT"), BY AND BETWEEN THE
COMPANY AND CONTINENTAL STOCK TRANSFER &
TRUST COMPANY (THE "TRUSTEE"), ALLOWING THE
COMPANY TO EXTEND THE COMBINATION PERIOD
SIX (6) TIMES FOR AN ADDITIONAL ONE-MONTH
PERIOD EACH TIME, FROM SEPTEMBER 10, 2022 UP
TO MARCH 10, 2023 (THE "TRUST AMENDMENT") BY
DEPOSITING INTO THE TRUST ACCOUNT $50,000
FOR EACH ONE-MONTH EXTENSION.			Management		For	For
3.	ADJOURNMENT - APPROVAL TO DIRECT THE
CHAIRMAN OF THE GENERAL MEETING TO
ADJOURN THE GENERAL MEETING TO A LATER
DATE OR DATES, IF NECESSARY, TO PERMIT
FURTHER SOLICITATION AND VOTE OF PROXIES IF,
BASED UPON THE TABULATED VOTE AT THE TIME
OF THE MEETING, THERE ARE NOT SUFFICIENT
VOTES TO APPROVE THE PROPOSAL 1.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	46,987	0	02-Sep-2022	02-Sep-2022
KENSINGTON CAPITAL ACQUISITION CORP. IV
Security	G52519132				Meeting Type	Special
Ticker Symbol	KCACU				Meeting Date	13-Sep-2022
ISIN	KYG525191329				Agenda	935708048 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to approve by
ordinary resolution and adopt the Business Combination
Agreement, dated as of May 11, 2022 (as amended from
time to time, the "Business Combination Agreement"),
among Kensington Capital Acquisition Corp. IV, a
Cayman Islands exempted company incorporated with
limited liability ("Kensington"), Kensington Capital Merger
Sub Corp., a Delaware corporation ("Merger Sub"), and
Amprius Technologies, Inc., a Delaware corporation
("Amprius"), a copy of which is attached to the
accompanying proxy statement.			Management		For	For
2.	The Domestication Proposal - pursuant to the power
contained in clause 6 of Kensington's Memorandum of
Association & in manner required by Article 47 of
Kensington's Articles of Association, to approve by
special resolution that Kensington be registered by way
of continuation & domesticated as a corporation
incorporated under the laws of State of Delaware,
pursuant to Section 206 and 207 of the Companies Act
(amended) of the Cayman Islands & laws of the State of
Delaware, including Section 388 of the General
Corporation Law of the State of Delaware.			Management		For	For
3.	The Charter Proposal - to approve by special resolution
that Kensington's amended & restated memorandum &
articles of association ("Existing Governing Documents")
be amended & restated by deletion in their entirety, & the
substitution in their place of Proposed Certificate of
Incorporation, a form of which is attached to
accompanying proxy statement/prospectus as Annex B
("Charter Proposal"), including, without limitation, the
authorization of change in authorized share capital as
indicated therein & change of name to "Amprius
Technologies, Inc."			Management		For	For
4a.	The Governance Proposal - a proposal to authorize the
board of directors of New Amprius (the "New Amprius
Board") to issue any or all shares of New Amprius
preferred stock in one or more classes or series, with
such terms and conditions as may be expressly
determined by the New Amprius Board and as may be
permitted by the Delaware General Corporation Law.			Management		For	For
4b.	The Governance Proposal - a proposal to provide that the
federal district courts of the United States of America will be the exclusive forum for resolving any complaint
asserting a cause of action arising under the Securities
Act of 1933, as amended, unless New Amprius consents
in writing to the selection of an alternative forum.			Management		For	For
4c.	The Governance Proposal - a proposal to remove
provisions in Kensington's Existing Governing Documents
related to our status as a blank check company that will
no longer apply upon the consummation of the Business
Combination.			Management		For	For
4d.	The Governance Proposal - a proposal to approve
provisions providing that the affirmative vote of at least
two-thirds of the voting power of all the then outstanding
shares of capital stock entitled to vote generally in the
election of directors will be required for stockholders to
adopt, amend, or repeal certain provisions of the
Proposed Governing Documents.			Management		For	For
5.	The Equity Incentive Plan Proposal - to approve by ordinary resolution the Amprius Technologies, Inc. 2022 Equity Incentive Plan.		Management		For	For
6.	The NYSE Proposal - to approve by ordinary resolution
for purposes of complying with the applicable provisions
of the NYSE, the issuance of New Amprius common
stock to the Amprius stockholders pursuant to the
Business Combination Agreement.			Management		For	For
7.	The Employee Stock Purchase Plan Proposal - to approve by ordinary resolution the Amprius Technologies, Inc. 2022 Employee Stock Purchase Plan.		Management		For	For
8.	The Adjournment Proposal - to approve by ordinary
resolution the adjournment of the extraordinary general
meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for the approval of one or
more proposals at the extraordinary general meeting.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	67,418	0	12-Sep-2022	12-Sep-2022
PIONEER MUNICIPAL HIGH INCOME OPPORTUNIT
Security	723760104				Meeting Type	Annual
Ticker Symbol	MIO				Meeting Date	15-Sep-2022
ISIN	US7237601049				Agenda	935697904 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.1	Election of Director to serve until the third annual meeting: John E. Baumgardner, Jr.		Management		Split	Split
1.2	Election of Director to serve until the third annual meeting: Lisa M. Jones		Management		Split	Split
1.3	Election of Director to serve until the third annual meeting: Lorraine H. Monchak		Management		Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	237,735	0	14-Sep-2022	14-Sep-2022
PIONEER MUNICIPAL HIGH INCOME TRUST
Security	723763108				Meeting Type	Annual
Ticker Symbol	MHI				Meeting Date	15-Sep-2022
ISIN	US7237631087				Agenda	935697916 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.2	Election of Director to serve until the third annual meeting: Lisa M. Jones		Management		Split	Split
1.3	Election of Director to serve until the third annual meeting: Lorraine H. Monchak		Management		Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	603,778	0	14-Sep-2022	14-Sep-2022
PIONEER MUNICIPAL HIGH INCOME ADVANTAGE
Security	723762100				Meeting Type	Annual
Ticker Symbol	MAV				Meeting Date	15-Sep-2022
ISIN	US7237621005				Agenda	935697916 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.2	Election of Director to serve until the third annual meeting: Lisa M. Jones		Management		Split	Split
1.3	Election of Director to serve until the third annual meeting: Lorraine H. Monchak		Management		Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	93,077	0	14-Sep-2022	14-Sep-2022
FIRST TRUST HY OPPORTUNITIES 2027 TERM
Security	33741Q107				Meeting Type	Annual
Ticker Symbol	FTHY				Meeting Date	19-Sep-2022
ISIN	US33741Q1076				Agenda	935701044 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.1	Election of Class III Trustee for a three-year term: James A. Bowen		Management		Split	Split
1.2	Election of Class III Trustee for a three-year term: Robert F. Keith		Management		Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	484,335	0	16-Sep-2022	16-Sep-2022
SABA CAPITAL INCOME FUND
Security	78518H202				Meeting Type	Annual
Ticker Symbol	BRW				Meeting Date	23-Sep-2022
ISIN	US78518H2022				Agenda	935700597 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
1	Thomas Bumbolow				Split	Split
2	Karen Caldwell				Split	Split
3	Ketu Desai				Split	Split
4	Kieran Goodwin				Split	Split
5	Aditya Bindal				Split	Split
6	Andrew Kellerman				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	775,235	0	22-Sep-2022	22-Sep-2022
SABA CAPITAL INCOME FUND
Security	78518H202				Meeting Type	Annual
Ticker Symbol	BRW				Meeting Date	23-Sep-2022
ISIN	US78518H2022				Agenda	935700597 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
1	Thomas Bumbolow				Split	Split
2	Karen Caldwell				Split	Split
3	Ketu Desai				Split	Split
4	Kieran Goodwin				Split	Split
5	Aditya Bindal				Split	Split
6	Andrew Kellerman				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL98	RIVERNORTH OPP FUND FBO NFSLLC	AL98	STATE STREET BANK & TRUST CO	500,000	0	22-Sep-2022	22-Sep-2022
DWS FUNDS
Security	233368109				Meeting Type	Annual
Ticker Symbol	KTF				Meeting Date	23-Sep-2022
ISIN	US2333681094				Agenda	935702313 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
1	Chad D. Perry				Split	Split
2	Catherine Schrand				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	276,593	0	22-Sep-2022	22-Sep-2022
GIGCAPITAL5, INC.
Security	37519U109				Meeting Type	Special
Ticker Symbol	GIA				Meeting Date	23-Sep-2022
ISIN	US37519U1097				Agenda	935711590 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment: Amend the Company's Amended
and Restated Certificate of Incorporation, giving the
Company the right to extend the date by which it has to
consummate a business combination six (6) times for an
additional one (1) month each time, from September 28,
2022 to March 28, 2023 (i.e., for a period of time ending
18 months from the consummation of its initial public
offering), provided that the Sponsor (or its designees)
must deposit into the Trust Account for each one- month
extension funds equal to $160,000.			Management		For	For
2.	Trust Amendment: Amend the Company's investment
management trust agreement, dated as of September 23,
2021, by and between the Company and Continental
Stock Transfer & Trust Company, allowing the Company
to (a) extend the Combination Period six (6) times for an
additional one (1) month each time from September 28,
2022 to March 28, 2023 by depositing into the Trust
Account for each one-month extension, the sum of
$160,000.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	42,380	0	19-Sep-2022	19-Sep-2022
MODEL PERFORMANCE ACQUISITION CORP
Security	G6246M105				Meeting Type	Special
Ticker Symbol	MPAC				Meeting Date	28-Sep-2022
ISIN	VGG6246M1059				Agenda	935710170 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	APPROVAL OF AN AMENDMENT TO THE
COMPANY'S AMENDED AND RESTATED
MEMORANDUM AND ARTICLES OF ASSOCIATION TO
EXTEND THE DATE BY WHICH THE COMPANY HAS
TO CONSUMMATE A BUSINESS COMBINATION (THE
"EXTENSION") TWO (2) TIMES FOR AN ADDITIONAL
THREE MONTH EACH TIME FROM OCTOBER 12,
2022 TO APRIL 12, 2023.			Management		For	For
2.	ADJOURNMENT-APPROVAL TO DIRECT THE
CHAIRMAN OF THE EXTRAORDINARY GENERAL
MEETING TO ADJOURN THE EXTRAORDINARY
GENERAL MEETING TO A LATER DATE OR DATES, IF
NECESSARY, TO PERMIT FURTHER SOLICITATION
AND VOTE OF PROXIES IF, BASED UPON THE
TABULATED VOTE AT THE TIME OF THE MEETING,
THERE ARE NOT SUFFICIENT VOTES TO APPROVE
THE PROPOSAL 1.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	40,612	0	12-Sep-2022	12-Sep-2022
IG ACQUISITION CORP.
Security	449534106				Meeting Type	Special
Ticker Symbol	IGAC				Meeting Date	29-Sep-2022
ISIN	US4495341061				Agenda	935709759 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a business combination from October 5,
2022 to April 5, 2023 (or such earlier date as determined
by the Board).			Management		For	For
2.1	Election of Class I Director to serve until 2025: Catharine Dockery		Management		For	For
2.2	Election of Class I Director to serve until 2025: Peter Ward		Management		For	For
3.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
Proposal 1 or Proposal 2.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	30,762	0	12-Sep-2022	12-Sep-2022
MONTEREY INNOVATION ACQUISITION CORP.
Security	61240F108				Meeting Type	Special
Ticker Symbol	MTRY				Meeting Date	29-Sep-2022
ISIN	US61240F1084				Agenda	935711146 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Charter Amendment: To amend (the "Charter
Amendment") Monterey Bio's amended & restated
certificate of incorporation (the "charter") by allowing us
to extend (the "Extension") date by which we have to
consummate a business combination (the "Combination
Period") for an additional 3 months, from 10-5-2022 (the
date which is 12 months from the closing date of our IPO
of our units to 1-5-2023, by depositing into the trust
account $350,000 (the "Extension Payment") for the 3-
month extension, thereafter to extend the Combination
Period up to six times.			Management		For	For
2.	The Trust Amendment: To amend (the "Trust
Amendment" & together with the Charter Amendment,
the "Extensions") the Investment Management Trust
Agreement, dated 9-30-2021, by and between
Continental Stock Transfer & Trust Company and
Monterey Bio (the "Trust Agreement"), allowing us to
extend the Combination Period for an additional three
months, from 10-5-2022 to 1-5-2023 (the "Trust
Amendment"), by depositing into the trust account the
Extension Payment for the 3-month extension, thereafter
to extend the Combination Period up to six times.			Management		For	For
3.1	Re-Election to the Board of Director to serve until the second annual meeting: James R. Neal		Management		For	For
3.2	Re-Election to the Board of Director to serve until the second annual meeting: Jonas Grossman		Management		For	For
3.3	Re-Election to the Board of Director to serve until the second annual meeting: Frances K. Heller		Management		For	For
3.4	Re-Election to the Board of Director to serve until the second annual meeting: William McKeever		Management		For	For
3.5	Re-Election to the Board of Director to serve until the second annual meeting: Sandip I. Patel		Management		For	For
4.	Ratification of Selection of Independent Registered Public
Accounting Firm: To ratify the selection by our Audit
Committee of Marcum LLP to serve as the Company's
independent registered public accounting firm for the
fiscal year ending December 31, 2022.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	41,578	0	19-Sep-2022	19-Sep-2022
NOCTURNE ACQUISITION CORP.
Security	G6580S114				Meeting Type	Special
Ticker Symbol	MBTC				Meeting Date	04-Oct-2022
ISIN	KYG6580S1140				Agenda	935708466 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
Amended and Restated Memorandum and Articles of
Association to extend the date by which the Company
must consummate a business combination from October
5, 2022 to April 5, 2023.			Management		For	For
2.1	Appointment of Director to serve until the 2024 annual general meeting: Henry Monzon		Management		For	For
2.2	Appointment of Director to serve until the 2024 annual general meeting: Ka Seng (Thomas) Ao		Management		For	For
2.3	Appointment of Director to serve until the 2024 annual general meeting: Simon Choi		Management		For	For
2.4	Appointment of Director to serve until the 2024 annual general meeting: Kashan Zaheer Piracha		Management		For	For
2.5	Appointment of Director to serve until the 2024 annual general meeting: Derek Yiyi Feng		Management		For	For
2.6	Appointment of Director to serve until the 2024 annual general meeting: Ka Lok (Ivan) Wong		Management		For	For
2.7	Appointment of Director to serve until the 2024 annual general meeting: Giuseppe Mangiacotti		Management		For	For
3.	Auditor Ratification Proposal: Ratify the selection by the
Company's audit committee of Marcum LLP to serve as
the Company's independent registered public accounting
firm for the year ended December 31, 2022.			Management		For	For
4.	Adjournment Proposal: Approve the adjournment of the
Extraordinary General Meeting in lieu of the 2022 Annual
General Meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension
Amendment Proposal or if we determine that additional
time is necessary to effectuate the Extension.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	36,206	0	12-Sep-2022	12-Sep-2022
ATLANTIC AVENUE ACQUISITION CORP.
Security	04906P101				Meeting Type	Special
Ticker Symbol	ASAQ				Meeting Date	04-Oct-2022
ISIN	US04906P1012				Agenda	935708480 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
Amended and Restated Certificate of Incorporation to
allow the Company, without another stockholder vote, to
elect to extend the date by which the Company must
consummate a business combination (the "Extension")
from October 6, 2022 (the date that is 24 months from the
closing date of the Company's initial public offering of
units (the "IPO")), on a monthly basis for up to six times
to April 6, 2023 (the date that is 30 months from the
closing date of the IPO).			Management		For	For
2.	Trust Amendment Proposal: Amend the Company's
Investment Management Trust Agreement, dated
October 1, 2020, by and between the Company and
Continental Stock Transfer & Trust Company (the
"Trustee"), to allow the Company, without another
stockholder vote, to elect to extend the date on which the
Trustee must liquidate the trust account established by
the Company in connection with its IPO if the Company
has not completed its initial business combination, on a
monthly basis ...(due to space limits, see proxy material
for full proposal).			Management		For	For
3.	Adjournment Proposal: Adjourn the special meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes to approve Proposal 1 and Proposal 2
or if we determine that additional time is necessary to
effectuate the Extension.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	33,230	0	12-Sep-2022	12-Sep-2022
MFS INVESTMENT GRADE MUNICIPAL TRUST
Security	59318B108				Meeting Type	Annual
Ticker Symbol	CXH				Meeting Date	06-Oct-2022
ISIN	US59318B1089				Agenda	935703822 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1b.	DIRECTOR		Management		Split	Split
1	Maureen R. Goldfarb				Split	Split
2	Maryanne L. Roepke				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	71,953	0	05-Oct-2022	05-Oct-2022
TEKKORP DIGITAL ACQUISITION CORP.
Security	G8739H106				Meeting Type	Special
Ticker Symbol	TEKK				Meeting Date	13-Oct-2022
ISIN	KYG8739H1065				Agenda	935712061 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1	EXTENSION PROPOSAL - APPROVAL TO AMEND
THE COMPANY'S CHARTER PURSUANT TO AN
AMENDMENT TO CHARTER IN FORM SET FORTH IN
ANNEX A OF ACCOMPANYING PROXY STATEMENT
TO EXTEND DATE BY WHICH THE COMPANY MUST
1) CONSUMMATE A MERGER, AMALGAMATION,
SHARE EXCHANGE, ASSET ACQUISITION, SHARE
PURCHASE, REORGANIZATION OR SIMILAR
BUSINESS COMBINATION, WHICH WE REFER TO AS
OUR INITIAL BUSINESS COMBINATION, 2) CEASE ITS
OPERATIONS EXCEPT FOR PURPOSE OF WINDING
UP IF IT FAILS TO COMPLETE SUCH INITIAL
BUSINESS COMBINATION AND (3) REDEEM ALL OF
THE CLASS A ORDINARY SHARES.			Management		For	For
2	THE ADJOURNMENT PROPOSAL - AS AN ORDINARY
RESOLUTION, TO APPROVE THE ADJOURNMENT OF
THE EXTRAORDINARY GENERAL MEETING TO A
LATER DATE OR DATES, IF NECESSARY, TO PERMIT
FURTHER SOLICITATION AND VOTE OF PROXIES IN
THE EVENT THAT THERE ARE INSUFFICIENT VOTES
FOR, OR OTHERWISE IN CONNECTION WITH, THE
APPROVAL OF EXTENSION PROPOSAL (THE
"ADJOURNMENT PROPOSAL"), WHICH WILL ONLY
BE PRESENTED AT THE EXTRAORDINARY GENERAL
MEETING IF, BASED ON THE TABULATED VOTES,
THERE ARE NOT SUFFICIENT VOTES AT TIME OF
EXTRAORDINARY GENERAL MEETING TO APPROVE
THE EXTENSION PROPOSAL.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	24,288	0	28-Sep-2022	28-Sep-2022
INDUSTRIAL HUMAN CAPITAL, INC.
Security	45617P104				Meeting Type	Special
Ticker Symbol	AXH				Meeting Date	14-Oct-2022
ISIN	US45617P1049				Agenda	935715093 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from October 22,
2022, to April 22, 2023, or such earlier date as
determined by the board of directors.			Management		For	For
2.	Adjournment Proposal: Adjourn the Special Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the
approval of Proposal 1.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	19,240	0	28-Sep-2022	28-Sep-2022
LMF ACQUISITION OPPORTUNITIES, INC.
Security	502015100				Meeting Type	Special
Ticker Symbol	LMAO				Meeting Date	18-Oct-2022
ISIN	US5020151008				Agenda	935716665 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Business Combination Proposal - To consider and vote
upon a Proposal to approve the transactions
contemplated under the Merger Agreement, dated as of
April 21, 2022, by and among LMAO, LMF Merger Sub,
Inc., a Delaware corporation and wholly-owned
subsidiary of LMAO and SeaStar Medical, Inc., a
Delaware corporation, a copy of which is attached to the
proxy statement/ prospectus as Annex A.			Management		For	For
2.	Charter Approval Proposal - To consider and vote upon a
Proposal to approve the Second Amended and Restated
Certificate of Incorporation of LMAO, a copy of which is
attached to the proxy statement/prospectus as Annex B.			Management		For	For
3a.	Governance Proposal 3A - To (i) reclassify LMAO's
existing 100,000,000 authorized shares of Class A
Common Stock into 100,000,000 authorized shares of
Common Stock (after giving effect to the conversion of
each outstanding share of Class B Common Stock to
Class A Common Stock under the terms of LMAO's
current certificate of incorporation) and (ii) increase the
number of shares of preferred stock LMAO is authorized
to issue from 1,000,000 shares to 10,000,000 shares.			Management		For	For
3b.	Governance Proposal 3B - To change the classification of the Board from two classes of directors with staggered two-year terms to three classes of directors with staggered three-year terms.		Management		For	For
3c.	Governance Proposal 3C - To require the vote of at least
two- thirds (66 and 2/3%) of the outstanding shares of
capital stock, voting together as a single class, rather
than a simple majority, to remove a director from office.			Management		For	For
3d.	Governance Proposal 3D - To remove certain provisions related to LMAO's status as a special purpose acquisition company that will no longer be relevant following the Business Combination.		Management		For	For
4.	Stock Plan Proposal - To consider and vote upon a
Proposal to approve the LMF Acquisition Opportunities,
Inc. 2022 Omnibus Incentive Plan, a copy of which is to
be attached to the proxy statement/prospectus as Annex
D.			Management		For	For
5.	ESPP Proposal - To consider and vote upon a Proposal
to approve the LMF Acquisition Opportunities, Inc. 2022
Employee Stock Purchase Plan, a copy of which is to be
attached to the proxy statement/prospectus as Annex E.			Management		For	For
6.	Nasdaq Proposal - To consider and vote upon a Proposal
to approve, for purposes of complying with Nasdaq
Listing Rule 5635, the issuance of shares of Common
Stock and securities convertible into or exercisable for
Common Stock in the Business Combination, the PIPE
Investment, and the Common Stock Investment.			Management		For	For
7.	DIRECTOR		Management
1	Andres Lobo*				For	For
2	Rick Barnett*				For	For
3	Bruce Rodgers+				For	For
4	Richard Russell+				For	For
5	Allan Collins+				For	For
6	Eric Schlorff#				For	For
7	Kenneth Van Heel#				For	For
8.	Adjournment Proposal - To consider and vote upon a Proposal to approve the adjournment of the meeting by the chairman thereof to a later date, if necessary.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	31,863	0	11-Oct-2022	11-Oct-2022
BLOCKCHAIN MOON ACQUISITION CORP.
Security	09370F109				Meeting Type	Special
Ticker Symbol	BMAQ				Meeting Date	19-Oct-2022
ISIN	US09370F1093				Agenda	935719027 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - To amend BMAC's
amended and restated certificate of incorporation to (a)
extend the date by which BMAC has to consummate a
business combination from October 21, 2022 to January
21, 2023; and (b) to allow BMAC, without another
stockholder vote, to elect to extend the date to
consummate a business combination on a monthly basis
for up to six times by an additional one month each time
after January 21, 2023, by resolution of the board of
directors, if requested by ...(due to space limits,see proxy
material for full proposal).			Management		For	For
2.	The Adjournment Proposal - To adjourn the Stockholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of common stock, par value
$0.0001 per share, of BMAC represented (either in
person or by proxy) to constitute a quorum necessary to
conduct business at the Stockholder Meeting or at the
time of the Stockholder Meeting to approve the Extension
Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	28,817	0	17-Oct-2022	17-Oct-2022
DIGITAL HEALTH ACQUISITION CORP.
Security	253893101				Meeting Type	Special
Ticker Symbol	DHAC				Meeting Date	20-Oct-2022
ISIN	US2538931013				Agenda	935719469 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Approval of amendment of Certificate of Incorporation to,
among other things, extend the date by which the
Company has to consummate a business combination for
an additional three (3) months, from November 8, 2022 to
February 8, 2023 and provide our board of directors the
ability to further extend the date by which the Company
has to consummate a business combination up to three
(3) additional times for three (3) months each time, for a
maximum of nine (9) additional months, with payment of
any applicable extension fee.			Management		For	For
2.	Approval of amendment of the Investment Management
Trust Agreement, dated as of November 3, 2021, by and
between the Company and Continental Stock Transfer &
Trust Company, (i) allowing the Company to extend the
business combination period from November 8, 2022 to
February 8, 2023 and up to three (3) times for an
additional three (3) months each time during the period
from February 8, 2023 to November 8, 2023 and (ii)
updating certain defined terms in the Trust Agreement.			Management		For	For
3.	Approval of the adjournment of the special meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Charter Amendment Proposal and Trust
Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	19,208	0	17-Oct-2022	17-Oct-2022
VENUS ACQUISITION CORPORATION
Security	G9420F102				Meeting Type	Special
Ticker Symbol	VENA				Meeting Date	21-Oct-2022
ISIN	KYG9420F1028				Agenda	935719483 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	To Approve the Merger Agreement, dated as of June 10,
2021, as amended, by and among Venus, Venus
Acquisition Merger Subsidiary, Inc., VIYI Algorithm Inc.
("VIYI") and WiMi Hologram Cloud Inc. (collectively
referred to as the "Business Combination"). This proposal
is referred to as the "Business Combination Proposal" or
"Proposal No. 1".			Management		For	For
2.	DIRECTOR		Management
1	Jie Zhao				For	For
2	Min Shu				For	For
3	Shan Cui				For	For
4	Haixia Zhao				For	For
5	Wengang Kang				For	For
3.	To Approve for purposes of complying with the applicable
provisions of Nasdaq Listing Rule 5635(d), the issuance
by Venus of an aggregate of 39,603,961 Venus ordinary
shares to the VIYI shareholders pursuant to the Merger
Agreement. This proposal is referred to as the "Nasdaq
Stock Issuance Proposal" or "Proposal No. 3".			Management		For	For
4.	To Approve the amendments to increase the number of
authorized ordinary shares to 200,000,000 ordinary
shares ("Share Increase Proposal" or "Proposal No. 4").
For the purposes of the laws of the Cayman Islands, the
full text of the resolution is as follows: "RESOLVED, as
an ordinary resolution, that the authorized share capital of the Company be amended from USD50,000 divided into
50,000,000 ordinary shares of par value USD0.001 each
into USD200,000 divided into 200,000,000 ordinary
shares of par value USD0.001 each;"			Management		For	For
5.	To Approve by way of special resolution of amendments
to Venus' memorandum and articles of association to
change its name to MicroAlgo Inc. (the "Name Change
Proposal" or "Proposal No. 5") For the purposes of the
laws of the Cayman Islands, the full text of the resolution
is as follows: "RESOLVED, as a special resolution, that
the Company change its name from "Venus Acquisition
Corporation" to "MicroAlgo Inc." and, subject to the
provisions of the Companies Act (Revised), the change of
name take effect immediately from the passing this
resolution;"			Management		For	For
6.	To Approve by way of special resolution of all other
changes in connection with the amendment, restatement
and replacement of the Venus' memorandum and articles
of association including, among other things, (1) making
New Venus' corporate existence perpetual, and (2)
removing certain provisions related to Venus' status as a
blank check company that will no longer be applicable
upon consummation of the Business Combination (the
"Articles Amendment Proposal" or "Proposal No. 6"). For
the ...(due to space limits, see proxy material for full
proposal).			Management		For	For
7.	To Approve to adjourn the Extraordinary General Meeting
under certain circumstances, which is more fully
described in the accompanying proxy statement, which
we refer to as the "Adjournment Proposal" or "Proposal
No. 7") and, together with the Business Combination
Proposal, the Director Election Proposal, the Nasdaq
Stock Issuance Proposal, the Share Increase Proposal,
the Name Change Proposal, the Articles Amendment
Proposal and the Adjournment Proposal, collectively the
"Proposals."			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	16,878	0	17-Oct-2022	17-Oct-2022
IGNYTE ACQUISITION CORP.
Security	45175H106				Meeting Type	Special
Ticker Symbol	IGNY				Meeting Date	24-Oct-2022
ISIN	US45175H1068				Agenda	935720626 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Business Combination Proposal: To approve and adopt
the Business Combination Agreement, dated as of April
28, 2022, by and between Ignyte Acquisition Corp.,
Ignyte Korea Co, Ltd. and Peak Bio Co., Ltd., including
the transactions contemplated thereby.			Management		For	For
2.	Governing Documents Proposal: To consider and vote
upon (a) the adoption of Ignyte's Second Amended and
Restated Certificate of Incorporation and Ignyte's
Amended and Restated Bylaws, which supersede the
existing Amended and Restated Certificate of
Incorporation of Ignyte and the Bylaws of Ignyte.			Management		For	For
3.	Nasdaq Proposal: To consider and vote upon a proposal
to approve, for purposes of complying with Nasdaq
Listing Rule 5635, the issuance of more than 20% of
Ignyte's Common Stock in connection with the Business
Combination and the PIPE Financing.			Management		For	For
4.	Incentive Plan Proposal: To consider and vote upon a
proposal to approve and adopt a new long-term incentive
plan in form and substance reasonably acceptable to
Ignyte and Peak Bio, a copy of which is attached to the
accompanying proxy statement as Annex J.			Management		For	For
5.	Director Election Proposal: To consider and vote upon a
proposal to elect up to seven (7) directors, effective as of and contingent upon the consummation of the Business
Combination, to serve on Peak Bio, Inc.'s board of
directors until the expiration of their applicable term, and until their respective successors are duly elected and
qualified or until their earlier resignation, removal or
death.			Management		For	For
6.	Adjournment Proposal: To consider and vote upon a
proposal to approve the adjournment of the special
meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if there are
insufficient votes for, or otherwise in connection with, the
approval of the Proposals 1 through 5.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	3,466	0	17-Oct-2022	17-Oct-2022
EUCRATES BIOMEDICAL ACQUISITION CORP.
Security	G3141W114				Meeting Type	Special
Ticker Symbol	EUCRU				Meeting Date	24-Oct-2022
ISIN	VGG3141W1142				Agenda	935721945 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Proposal: Amend Eucrates' Amended and
Restated Memorandum and Articles of Association to
extend the date that Eucrates must consummate a
business combination to April 27, 2023 by amending the
Amended and Restated Memorandum and Articles of
Association to delete the existing Regulation 23.2 thereof
and replacing it with the new Regulation 23.2 in the form
set forth in Annex A of the accompanying proxy
statement.			Management		For	For
2.	DIRECTOR		Management
1	William I. Campbell				For	For
2	Nina Shapiro				For	For
3.	Adjournment Proposal: To direct the chairman of the
special meeting to adjourn the special meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies if, based upon the tabulated vote at
the time of the special meeting, there are not sufficient
votes to approve the Extension Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	18,235	0	20-Oct-2022	20-Oct-2022
EUCRATES BIOMEDICAL ACQUISITION CORP.
Security	G3141W106				Meeting Type	Special
Ticker Symbol	EUCR				Meeting Date	24-Oct-2022
ISIN	VGG3141W1068				Agenda	935721945 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Proposal: Amend Eucrates' Amended and
Restated Memorandum and Articles of Association to
extend the date that Eucrates must consummate a
business combination to April 27, 2023 by amending the
Amended and Restated Memorandum and Articles of
Association to delete the existing Regulation 23.2 thereof
and replacing it with the new Regulation 23.2 in the form
set forth in Annex A of the accompanying proxy
statement.			Management		For	For
2.	DIRECTOR		Management
1	William I. Campbell				For	For
2	Nina Shapiro				For	For
3.	Adjournment Proposal: To direct the chairman of the
special meeting to adjourn the special meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies if, based upon the tabulated vote at
the time of the special meeting, there are not sufficient
votes to approve the Extension Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	24,174	0	20-Oct-2022	20-Oct-2022
MANA CAPITAL ACQUISITION CORP.
Security	56168P104				Meeting Type	Special
Ticker Symbol	MAAQ				Meeting Date	25-Oct-2022
ISIN	US56168P1049				Agenda	935720614 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Business Combination Proposal: To approve & adopt the
Business Combination Agreement, dated as of 5/27/22
(as it may be amended & restated from time to time,
"Business Combination Agreement") by & among the
Company, its wholly owned subsidiary, Mana Merger Sub
Inc. and Cardio Diagnostics, Inc. a copy of which is
attached to proxy statement/prospectus as Annex A, &
approve transactions contemplated thereby including the
merger of Merger Sub with & into Cardio, with Cardio
surviving the merger, & issuance of common stock to
Cardio stockholders as Consideration			Management		For	For
2.	Charter Amendment Proposal: To consider and vote
upon a proposal to amend and restate the Company's
amended and restated certificate of incorporation to
provide for changing the Company's name from "Mana
Capital Acquisition Corp." to "Cardio Diagnostics
Holdings, Inc."			Management		For	For
3.	Equity Plan Adoption Proposal: To approve the Cardio
Diagnostics Holdings Inc. 2022 Equity Incentive Plan (the
"Incentive Plan"), including the authorization of the initial
share reserve under the Incentive Plan.			Management		For	For
4.	Nasdaq 20% Proposal: To consider and vote on a
proposal to approve, for purposes of complying with
Nasdaq Rules 5635(a) and (b), the issuance of more than
20% of the Company's issued and outstanding common
stock, $.00001 par value, (the "Common Stock") and the
resulting change in control in connection with the
Business Combination.			Management		For	For
5.	Director Election Proposal: To elect, effective at Closing,
seven directors to serve on the Company's board of
directors until the 2023 annual meetings of stockholders,
and until their respective successors are duly elected and
qualified.			Management		For	For
6.	Adjournment Proposal: To approve, if necessary, the
adjournment of the Special Meeting to a later date or
dates to permit further solicitation and votes of proxies in the event that there are insufficient votes for, or otherwise in connection with, approval of the Business Combination
Proposal, Charter Amendment Proposal, the Equity Plan
Adoption Proposal, Nasdaq 20% Proposal, or the
Director Election Proposal. This proposal will only be
presented at the Special Meeting if there are not
sufficient votes to approve one or more of these
proposals.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	31,198	0	17-Oct-2022	17-Oct-2022
PROGRESS ACQUISITION CORP.
Security	74327P105				Meeting Type	Special
Ticker Symbol	PGRW				Meeting Date	27-Oct-2022
ISIN	US74327P1057				Agenda	935722428 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from November 8,
2022 to May 8, 2023 or such earlier date as determined
by the board of directors.			Management		For	For
2.	Adjournment Proposal: Adjourn the Special Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the
approval of Proposal 1.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	8,438	0	20-Oct-2022	20-Oct-2022
IGNYTE ACQUISITION CORP.
Security	45175H106				Meeting Type	Special
Ticker Symbol	IGNY				Meeting Date	31-Oct-2022
ISIN	US45175H1068				Agenda	935724876 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment: Amend the Company's Amended
and Restated Certificate of Incorporation, giving the
Company the right to extend the date by which it has to
consummate a business combination six (6) times for an
additional one (1) month each time, from November 1,
2022 to May 1, 2023 (i.e., for a period of time ending 27
months from the consummation of its initial public
offering).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	3,466	0	26-Oct-2022	26-Oct-2022
MAQUIA CAPITAL ACQUISITION CORPORATION
Security	56564V101				Meeting Type	Special
Ticker Symbol	MAQC				Meeting Date	03-Nov-2022
ISIN	US56564V1017				Agenda	935722909 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from November 7,
2022 to May 7, 2023 or such earlier date as determined
by the board of directors.			Management		For	For
2.1	Election of Class I Director: Pedro Manuel Zorrilla Velasco		Management		For	For
2.2	Election of Class I Director: Luis Antonio Marquez-Heine		Management		For	For
3.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
Proposal 1 or Proposal 2.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	27,289	0	26-Oct-2022	26-Oct-2022
OXBRIDGE ACQUISITION CORP.
Security	G6855L109				Meeting Type	Annual
Ticker Symbol	OXAC				Meeting Date	09-Nov-2022
ISIN	KYG6855L1095				Agenda	935725587 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Amend the Company's amended and restated
memorandum and articles of association to extend the
date that the Company has to consummate a business
combination from November 16, 2022 to August 16, 2023
(or such earlier date as determined by the Board of
Directors).			Management		For	For
2.	Adjourn the Extraordinary General Meeting to a later date
or dates, if necessary, to permit further solicitation and
vote of proxies in the event that there are insufficient
votes for, or otherwise in connection with, the approval of
the other proposals.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	52,752	0	26-Oct-2022	26-Oct-2022
GLOBAL CONSUMER ACQUISITION CORP.
Security	37892B108				Meeting Type	Special
Ticker Symbol	GACQ				Meeting Date	10-Nov-2022
ISIN	US37892B1089				Agenda	935721325 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Luminex Business Combination Proposal - To
consider and vote, assuming the Charter Proposal (as
defined below) is approved and adopted, upon a proposal
to approve the transactions contemplated under the
Luminex SPA (such proposal, the "Luminex Business
Combination Proposal"). A copy of the Luminex SPA is
attached to the proxy statement as Annex A.			Management		For	For
2.	The GP Global Business Combination Proposal - To
consider and vote, assuming the Charter Proposal is
approved and adopted, upon a proposal to approve the
transactions contemplated under the GP Global SPA
(such proposal, the "GP Global Business Combination
Proposal"). A copy of the GP Global SPA is attached to
the proxy statement as Annex B.			Management		For	For
3.	The Charter Proposal - to consider and vote, assuming
that the Luminex Business Combination Proposal is
approved and adopted, upon a proposal to approve the
proposed Second Amended and Restated Certificate of
Incorporation of GACQ, a copy of which is attached to the
proxy statement as Annex C (the "Proposed Charter,"
and such proposal, the "Charter Proposal").			Management		For	For
4a.	The Advisory Charter Proposal A - To approve and
adopt, on a non-binding advisory basis, the following
material differences between the Proposed Charter and
the Current Charter, which are being presented in
accordance with the requirements of the U.S. Securities
and Exchange Commission (the "SEC") as separate sub-
proposals (which we refer to, collectively, as the
"Advisory Charter Proposals"): Name of the Combined
Company.			Management		For	For
4b.	The Advisory Charter Proposal B - To approve and
adopt, on a non-binding advisory basis, the following
material differences between the Proposed Charter and
the Current Charter, which are being presented in
accordance with the requirements of the U.S. Securities
and Exchange Commission (the "SEC") as separate sub-
proposals (which we refer to, collectively, as the
"Advisory Charter Proposals"): Provisions Specific to a
Blank Check Company.			Management		For	For
4c.	The Advisory Charter Proposal C - To approve and
adopt, on a non- binding advisory basis, the following
material differences between the Proposed Charter and
the Current Charter, which are being presented in
accordance with the requirements of the U.S. Securities
and Exchange Commission (the "SEC") as separate sub-
proposals (which we refer to, collectively, as the
"Advisory Charter Proposals"): Authorized Shares of
Combined Company's Preferred Stock.			Management		For	For
4d.	The Advisory Charter Proposal D - To approve and
adopt, on a non-binding advisory basis, the following
material differences between the Proposed Charter and
the Current Charter, which are being presented in
accordance with the requirements of the U.S. Securities
and Exchange Commission (the "SEC") as separate sub-
proposals (which we refer to, collectively, as the
"Advisory Charter Proposals"): Voting Threshold for
Director Removal.			Management		For	For
4e.	The Advisory Charter Proposal E - To approve and
adopt, on a non-binding advisory basis, the following
material differences between the Proposed Charter and
the Current Charter, which are being presented in
accordance with the requirements of the U.S. Securities
and Exchange Commission (the "SEC") as separate sub-
proposals (which we refer to, collectively, as the
"Advisory Charter Proposals"): Business Combinations.			Management		For	For
5.	The Nasdaq Proposal - To consider and vote upon a
proposal to approve the issuance of more than 20% of
the issued and outstanding shares of GACQ Common
Stock in connection with the issuance of a maximum of
8,170,000 shares of GACQ Common Stock (subject to
adjustment as described in the Proxy Statement)
pursuant to the terms of the GP Global SPA, which will
result in a change of control, as required by Nasdaq
Listing Rule 5635(a) and 5635(b) (such proposal, the
"Nasdaq Proposal").			Management		For	For
6a.	Election of Director: Sergio Pedreiro		Management		For	For
6b.	Election of Director: Rohan Ajila		Management		For	For
6c.	Election of Director: Gautham Pai		Management		For	For
6d.	Election of Director: Art Drogue		Management		For	For
6e.	Election of Director: Tom Clausen		Management		For	For
6f.	Election of Director: Dennis Tse		Management		For	For
7.	The Incentive Plan Proposal - To consider and vote,
assuming the Luminex Business Combination Proposal is
approved and adopted, upon a proposal to approve the
Ascense Brands Inc. 2022 Omnibus Incentive Plan, a
copy of which is attached to the proxy statement as
Annex D, in connection with the Business Combinations
(the "Equity Incentive Plan," and such proposal, the
"Incentive Plan Proposal").			Management		For	For
8.	The Current Charter Amendment Proposal - To consider
and vote upon a proposal to modify Article SIXTH (D) in
the Current Charter in order to expand the methods that
GACQ may employ to not become subject to the "penny
stock" rules of the Securities and Exchange Commission
(such proposal, the "Current Charter Amendment
Proposal").			Management		For	For
9.	The Adjournment Proposal - To consider and vote upon a
proposal to adjourn the Meeting to a later date or dates, if necessary, to permit further solicitation and vote of
proxies if, based upon the tabulated vote at the time of
the Meeting, there are not sufficient votes to approve
each of the Luminex Business Combination Proposal, GP
Global Business Combination Proposal, the Charter
Proposal, the Nasdaq Proposal, the Directors Proposal,
the Incentive Plan Proposal, and the Current Charter
Amendment Proposal (such proposal, the "Adjournment
Proposal").			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	24,752	0	31-Oct-2022	31-Oct-2022
8I ACQUISITION 2 CORP
Security	G2956R103				Meeting Type	Special
Ticker Symbol	LAX				Meeting Date	10-Nov-2022
ISIN	VGG2956R1038				Agenda	935723545 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - To adopt and
approve the Share Purchase Agreement, dated as of
April 11, 2022, as amended on May 30, June 10, and
September 7, 2022 (the "SPA"), by and among 8i, EUDA
Health Limited, a British Virgin Islands business company
("EUDA"), Watermark Developments Limited, a British
Virgin Islands business company ("Watermark" or the
"Seller"), and Kwong Yeow Liew, acting as
Representative of the Indemnified Parties (the
"Indemnified Party Representative"), pursuant to ...(due
to space limits,see proxy material for full proposal).			Management		For	For
2a.	The Charter Proposal - To approve and adopt, subject to
and conditional on (but with immediate effect therefrom)
the approval of the Business Combination Proposal and
the Nasdaq Proposal and the consummation of the
Business Combination, the following amendments and
restatements of 8i Amended and Restated Memorandum
and Articles of Association: To amend the name of the
new Combined Company from "8i Acquisition 2 Corp." to
"EUDA Health Holdings Limited".			Management		For	For
2b.	The Charter Proposal - To approve and adopt, subject to
and conditional on (but with immediate effect therefrom)
the approval of the Business Combination Proposal and
the Nasdaq Proposal and the consummation of the
Business Combination, the following amendments and
restatements of 8i Amended and Restated Memorandum
and Articles of Association: To adopt the Amended and
Restated Memorandum and Articles of Association in the
form attached to the accompanying Proxy Statement as
"Annex B".			Management		For	For
3.	The Nasdaq Proposal - To consider and vote upon a
proposal to approve, for purposes of complying with
applicable listing rules of the Nasdaq Global Market
("Nasdaq"), the issuance of more than 20% of the issued
and outstanding 8i Ordinary Shares and the resulting
change in control in connection with the Business
Combination.			Management		For	For
4.	DIRECTOR		Management
1	Wei Wen Kelvin Chen				For	For
2	Thien Su Gerald Lim				For	For
3	David Francis Capes				For	For
4	Alfred Lim				For	For
5	Kim Hing Chan				For	For
5.	The Adjournment Proposal - To approve a proposal to
adjourn the Special Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies if, based upon the tabulated vote at the time of
the Special Meeting, there are not sufficient votes to
approve the Business Combination Proposal, the Nasdaq
Proposal, the Directors Proposal or the Charter
Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	54,501	0	31-Oct-2022	31-Oct-2022
VENUS ACQUISITION CORPORATION
Security	G9420F102				Meeting Type	Special
Ticker Symbol	VENA				Meeting Date	10-Nov-2022
ISIN	KYG9420F1028				Agenda	935726109 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Proposal. Amend Venus' Amended and
Restated Memorandum and Articles of Association to
extend the date by Venus must consummate its initial
business combination to December 11, 2022, by
amending the Amended and Restated Memorandum and
Articles of Association to delete the existing Section 48.7
and 48.8 thereof and replacing it with the new Section
48.7 and 48.8 in the form set forth in Annex A of the
accompanying proxy statement.			Management		For	For
2.	Adjournment Proposal. To direct the chairman of the
Extraordinary General Meeting to adjourn the
Extraordinary General Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies if, based upon the tabulated vote at the time of
the Extraordinary General Meeting, there are not
sufficient votes to approve the Proposals 1.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	16,878	0	02-Nov-2022	02-Nov-2022
AGBA ACQUISITION LIMITED
Security	G0120M109				Meeting Type	Special
Ticker Symbol	AGBA				Meeting Date	10-Nov-2022
ISIN	VGG0120M1095				Agenda	935729220 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to approve and
adopt, assuming each of the Amendment Proposal and
the Nasdaq Proposal is approved and adopted, the
Business Combination Agreement, dated as of November
3, 2021, as amended on November 18, 2021, January 4,
2022, May 4, and October 21, 2022, and as may be
further amended, supplemented or otherwise modified
from time to time (the "Business Combination
Agreement"), by and among AGBA, TAG International
Limited ("B2B"), TAG Asset Partners Limited ...(due to
space limits, see proxy material for full proposal).			Management		For	For
2.	The Amendment Proposal - to approve and adopt,
assuming the Business Combination Proposal is
approved and adopted, the Fifth Amended and Restated
Memorandum and Articles of Association of AGBA, a
copy of which is attached to this proxy statement as
Annex B.			Management		For	For
3A.	Special Resolution of Shareholders - to introduce the
concept of special resolutions of shareholders, being
certain matters requiring approval by a majority of 75% or
greater of the votes of the shares cast by such
shareholders entitled to vote.			Management		For	For
3B.	Ability to Requisition General Meetings - to increase the threshold of shareholders required to convene a general meeting by written request from 10% to 30%.		Management		For	For
3C.	Forum for Disputes - to include a provision calling for the
courts of the British Virgin Islands to act as the forum for all claims or disputes arising out the AGBA's
memorandum and articles of association or otherwise
related to each shareholder's shareholding, except that
such forum provision will not apply to actions or suits
brought to enforce any liability or duty created by the
Securities Act of 1933, Exchange Act of 1934, or any
claim for which the federal ...(due to space limits, see
proxy material for full proposal).			Management		For	For
3D.	Director Removals - to update the director removal
provisions to allow for removal of directors, with or
without cause, only by ordinary resolution of
shareholders, as opposed to with or without cause by (i)
the approval of 75% of the shareholders, or (ii) resolution
of directors.			Management		For	For
3E.	Amendment to the Memorandum and Articles - to update
the charter amendment provision, so that the
memorandum and articles may be amended only by a
special resolution of shareholders, as opposed to by
ordinary resolutions of shareholders or resolutions of
directors.			Management		For	For
3F.	Increase in Authorized Shares - to increase the authorized share capital of the company from 100 million ordinary shares to 200 million ordinary shares.		Management		For	For
4.	The Nasdaq Proposal - to approve, assuming the
Business Combination Proposal is approved and
adopted, for purposes of complying with applicable listing
rules of the Nasdaq Stock Market LLC ("Nasdaq"), (x) the
issuance of more than 20% of the issued and outstanding
shares of AGBA's ordinary shares in connection with (i)
the terms of the Business Combination Agreement, which
will result in a change of control, as required by Nasdaq
Listing Rule 5635(a) and 5635(b), (ii) the issuance ...(due
to space limits, see proxy material for full proposal).			Management		For	For
5.	The Share Award Scheme Proposal - to approve,
assuming the Business Combination Proposal is
approved and adopted, the adoption of the AGBA Group
Holding Limited Share Award Scheme (the "Share Award
Scheme"), for the purpose of providing a means through
which to attract, motivate, and retain personnel and to
provide a means whereby our employees can acquire
and maintain an equity interest in us, thereby
strengthening their commitment to our welfare and
aligning their interests with those of our ...(due to space
limits, see proxy material for full proposal).			Management		For	For
6.	The Business Combination Adjournment Proposal - in the
event there are not sufficient votes for the Business
Combination Proposal, or otherwise in connection with,
the adoption of the Business Combination Agreement
and the transactions contemplated thereby, AGBA's
board of directors may adjourn the extraordinary general
meeting to a later date, or dates, if necessary, to permit
further solicitation of proxies.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	30,883	0	02-Nov-2022	02-Nov-2022
DATA KNIGHTS ACQUISITION CORP.
Security	237699103				Meeting Type	Special
Ticker Symbol	DKDCA				Meeting Date	11-Nov-2022
ISIN	US2376991038				Agenda	935727579 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: IT IS RESOLVED, that
subject to and conditional upon the trust account, which
is governed by the investment management trust
agreement entered into between the Company and
Continental Stock Transfer & Trust Company on May 11,
2021 (the Trust Agreement), having net tangible assets of
at least US$5,000,001 as at the date of this resolution,
the first amendment to the second amended and restated
certificate of incorporation, a copy of which is attached to
the accompanying proxy statement as Annex A.			Management		For	For
2.	Trust Amendment Proposal: IT IS RESOLVED THAT
subject to and conditional upon the trust account, which
is governed by Trust Agreement, having net tangible
assets of at least US$5,000,001 as at the date of this
resolution, the Trust Agreement be amended in the form
set forth in Annex B to the accompanying proxy
statement to allow the Company to extend the date by
which the Company has to complete a business
combination from November 11, 2022 to August 11, 2023
via nine one-month extensions provided the Company
deposits into its trust account.			Management		For	For
3.	Adjournment Proposal: IT IS RESOLVED THAT, the
adjournment of the Special Meeting to a later date or
dates to permit further solicitation of proxies to be
determined by the chairman of the Special Meeting be
confirmed, adopted, approved and ratified in all respects,
which we refer to as the "Adjournment Proposal."			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	35,695	0	02-Nov-2022	02-Nov-2022
INTEGRATED RAIL & RESOURCES ACQUI CORP
Security	45827R106				Meeting Type	Special
Ticker Symbol	IRRX				Meeting Date	15-Nov-2022
ISIN	US45827R1068				Agenda	935728494 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The "Extension Amendment Proposal" - Amend the
Company's amended and restated certificate of
incorporation to extend the date by which the Company
must (1) effectuate a merger, capital stock exchange,
asset acquisition, stock purchase, reorganization or other
similar business combination with one or more
businesses, (2) cease its operations except for the
purpose of winding up if it fails to complete such initial
business combination, and (3) redeem 100% of the
Company's Class A common stock, from November 15,
2022 to May 15, 2023.			Management		For	For
2.	The "Trust Amendment Proposal" - Amend the
Company's investment management trust agreement,
dated November 11, 2021, with American Stock Transfer
& Trust Company, LLC, to change the date on which the
trustee must commence liquidation of the trust account
established in connection with our IPO to May 15, 2023.			Management		For	For
3.	The "Adjournment Proposal" - Adjourn the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Special Meeting, there
are not sufficient votes to approve one or more proposals
presented to stockholders for vote.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	78,504	0	02-Nov-2022	02-Nov-2022
MOUNTAIN CREST ACQUISITION CORP III
Security	62402U107				Meeting Type	Special
Ticker Symbol	MCAE				Meeting Date	17-Nov-2022
ISIN	US62402U1079				Agenda	935724408 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	EXTENSION AMENDMENT - APPROVAL OF AN
AMENDMENT TO THE COMPANY'S AMENDED AND
RESTATED CERTIFICATE OF INCORPORATION TO
EXTEND THE DATE BY WHICH THE COMPANY HAS
TO CONSUMMATE A BUSINESS COMBINATION (THE
"EXTENSION") UNTIL FEBRUARY 20, 2023.			Management		For	For
2.	ADJOURNMENT - APPROVAL TO DIRECT THE
CHAIRMAN OF THE SPECIAL MEETING TO ADJOURN
THE SPECIAL MEETING TO A LATER DATE OR
DATES, IF NECESSARY, TO PERMIT FURTHER
SOLICITATION AND VOTE OF PROXIES IF, BASED
UPON THE TABULATED VOTE AT THE TIME OF THE
MEETING, THERE ARE NOT SUFFICIENT VOTES TO
APPROVE THE PROPOSAL 1.			Management		For	For
3.	TRUST AMENDMENT - APPROVAL OF AN
AMENDMENT TO THE COMPANY'S INVESTMENT
MANAGEMENT TRUST AGREEMENT, DATED AS OF
MAY 17, 2021 (THE "TRUST AGREEMENT"), TO
PROVIDE THAT THE TIME FOR THE COMPANY TO
COMPLETE ITS INITIAL BUSINESS COMBINATION
UNDER THE TRUST AGREEMENT SHALL BE
EXTENDED FOR A PERIOD OF THREE MONTHS
FROM NOVEMBER 20, 2022 TO FEBRUARY 20, 2023
AND TO BE FURTHER EXTENDED TO THE EXTENT
THE COMPANY'S CERTIFICATE OF INCORPORATION
IS FURTHER AMENDED TO EXTEND THE BUSINESS
COMBINATION PERIOD.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	48,112	0	14-Nov-2022	14-Nov-2022
PROPTECH INVESTMENT CORPORATION II
Security	743497109				Meeting Type	Special
Ticker Symbol	PTIC				Meeting Date	18-Nov-2022
ISIN	US7434971096				Agenda	935730312 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The PTIC II Charter Amendment Proposal - To consider
and vote upon a proposal to approve and adopt,
assuming the Business Combination Proposal (as
defined below) is adopted, the second amended and
restated certificate of incorporation of PropTech
Investment Corporation II ("PTIC II," "we," "our," "us" or
the "Company"), which, if approved, would take effect
upon closing.			Management		For	For
2.	The Business Combination Proposal - To consider and
vote upon a proposal to adopt and approve (a) the
Business Combination Agreement, dated as of May 17,
2022 (as amended, the "Business Combination
Agreement"), by and among PTIC II, RW National
Holdings, LLC, a Delaware limited liability company
("Renters Warehouse"), and Lake Street Landlords, LLC,
a Delaware limited liability company, in its capacity as the representative of applicable Renters Warehouse
unitholders, pursuant to which, ...(due to space limits, see
proxy material for full proposal).			Management		For	For
3.	The Appreciate Charter Proposal - To consider and vote
upon a proposal to approve, assuming the Business
Combination Proposal is approved and adopted, the
proposed new certificate of incorporation (the "Proposed
Appreciate Charter") of Appreciate Holdings, Inc.
("Appreciate"), the post-business combination company,
which, if approved, would take effect at the time of the
closing (the "Appreciate Charter Proposal").			Management		For	For
4A.	The Advisory Governing Documents Proposal - To
consider and separately vote upon approval on a non-
binding advisory basis to give stockholders the
opportunity to present their separate views on certain
amendments to the PTIC II certificate of incorporation
that will be effected in the amended and restated
certificate of incorporation of Appreciate at the
consummation of the business combination. To change
PTIC II's name to "Appreciate Holdings, Inc."			Management		For	For
4B.	The Advisory Governing Documents Proposal - To
consider and separately vote upon approval on a non-
binding advisory basis to give stockholders the
opportunity to present their separate views on certain
amendments to the PTIC II certificate of incorporation
that will be effected in the amended and restated
certificate of incorporation of Appreciate at the
consummation of the business combination. To remove
certain provisions related to PTIC II's status as a special
purpose acquisition company.			Management		For	For
4C.	The Advisory Governing Documents Proposal - To
consider and separately vote upon approval on a non-
binding advisory basis to give stockholders the
opportunity to present their separate views on certain
amendments to the PTIC II certificate of incorporation
that will be effected in the amended and restated
certificate of incorporation of Appreciate at the
consummation of the business combination. To increase
the amount of authorized shares of capital stock.			Management		For	For
4D.	The Advisory Governing Documents Proposal - To
consider and separately vote upon approval on a non-
binding advisory basis to give stockholders the
opportunity to present their separate views on certain
amendments to the PTIC II certificate of incorporation
that will be effected in the amended and restated
certificate of incorporation of Appreciate at the
consummation of the business combination. To provide
for certain alternative forum selection provisions.			Management		For	For
4E.	The Advisory Governing Documents Proposal - To
consider and separately vote upon approval on a non-
binding advisory basis to give stockholders the
opportunity to present their separate views on certain
amendments to the PTIC II certificate of incorporation
that will be effected in the amended and restated
certificate of incorporation of Appreciate at the
consummation of the business combination. To absolve
certain Appreciate stockholders from certain competition
and corporate opportunities obligations.			Management		For	For
4F.	The Advisory Governing Documents Proposal - To
consider and separately vote upon approval on a non-
binding advisory basis to give stockholders the
opportunity to present their separate views on certain
amendments to the PTIC II certificate of incorporation
that will be effected in the amended and restated
certificate of incorporation of Appreciate at the
consummation of the business combination. To opt out of
Section 203 of the General Corporation Law of the State
of Delaware.			Management		For	For
4G.	The Advisory Governing Documents Proposal - To
consider and separately vote upon approval on a non-
binding advisory basis to give stockholders the
opportunity to present their separate views on certain
amendments to the PTIC II certificate of incorporation
that will be effected in the amended and restated
certificate of incorporation of Appreciate at the
consummation of the business combination. To change
how the proposed governing documents may be
amended, altered, replaced or rescinded.			Management		For	For
4H.	The Advisory Governing Documents Proposal - To
consider and separately vote upon approval on a non-
binding advisory basis to give stockholders the
opportunity to present their separate views on certain
amendments to the PTIC II certificate of incorporation
that will be effected in the amended and restated
certificate of incorporation of Appreciate at the
consummation of the business combination. To provide
certain voting rights and initially set the size of the
Appreciate board at eight directors.			Management		For	For
4I.	The Advisory Governing Documents Proposal - To
consider and separately vote upon approval on a non-
binding advisory basis to give stockholders the
opportunity to present their separate views on certain
amendments to the PTIC II certificate of incorporation
that will be effected in the amended and restated
certificate of incorporation of Appreciate at the
consummation of the business combination. To allow
stockholders to call special meetings and act by written
consent.			Management		For	For
5.	The Nasdaq Proposal - To consider and vote upon a
proposal to approve, assuming the Business
Combination Proposal and the Appreciate Charter
Proposal are approved and adopted, the issuance of
more than 20% of the issued and outstanding shares of
common stock and the resulting change in control in
connection with the transactions contemplated by the
Business Combination Agreement.			Management		For	For
6.	The Equity Incentive Plan Proposal - To consider and
vote upon a proposal to approve, assuming the condition
precedent proposals are approved and adopted, the 2022
Equity Incentive Plan for Appreciate Holdings, Inc.			Management		For	For
7.	The Adjournment Proposal - To consider and vote upon a
proposal to approve the adjournment of the Special
Meeting of Stockholders to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies if, based on tabulated votes at the Special
Meeting of Stockholders, there are insufficient votes to
approve the Business Combination Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	12,486	0	03-Nov-2022	03-Nov-2022
AUSTERLITZ ACQUISITION CORP II
Security	G0633U101				Meeting Type	Special
Ticker Symbol	ASZ				Meeting Date	22-Nov-2022
ISIN	KYG0633U1013				Agenda	935730297 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment Proposal: To amend and restate the
Company's Memorandum and Articles of Association by
adopting the second amended and restated
memorandum and articles of association in the form set
forth in Annex A of the accompanying proxy statement
(the "Second Amended and Restated Memorandum and
Articles of Association") to change the date by which the
Company must consummate a merger, share exchange,
asset acquisition, share purchase, reorganization or
similar business ...(due to space limits,see proxy material
for full proposal).			Management		For	For
2.	Trust Amendment Proposal: To amend the Investment
Management Trust Agreement, dated March 2, 2021 (the
"Trust Agreement"), by and between the Company and
Continental Stock Transfer & Trust Company, a New
York limited purpose trust company, as trustee
("Continental"), pursuant to an amendment to the Trust
Agreement in the form set forth in Annex B of the
accompanying proxy statement, to change the date on
which Continental must commence liquidation of the trust
account established in connection with ...(due to space
limits,see proxy material for full proposal).			Management		For	For
3.	Adjournment Proposal: To adjourn the Shareholder
Meeting to a later date or dates or sine die, if necessary,
either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the
Shareholder Meeting, there are insufficient votes from (i)
the holders of Class A ordinary shares, par value $0.0001
per share (the "Class A Ordinary Shares"), Class B
ordinary shares, par value $0.0001 per share (the "Class
B Ordinary Shares"), and the Class C ordinary ...(due to
space limits,see proxy material for full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	99,364	0	03-Nov-2022	03-Nov-2022
AUSTERLITZ ACQUISITION CORP II
Security	G0633U119				Meeting Type	Special
Ticker Symbol	ASZU				Meeting Date	22-Nov-2022
ISIN	KYG0633U1195				Agenda	935730297 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment Proposal: To amend and restate the
Company's Memorandum and Articles of Association by
adopting the second amended and restated
memorandum and articles of association in the form set
forth in Annex A of the accompanying proxy statement
(the "Second Amended and Restated Memorandum and
Articles of Association") to change the date by which the
Company must consummate a merger, share exchange,
asset acquisition, share purchase, reorganization or
similar business ...(due to space limits,see proxy material
for full proposal).			Management		For	For
2.	Trust Amendment Proposal: To amend the Investment
Management Trust Agreement, dated March 2, 2021 (the
"Trust Agreement"), by and between the Company and
Continental Stock Transfer & Trust Company, a New
York limited purpose trust company, as trustee
("Continental"), pursuant to an amendment to the Trust
Agreement in the form set forth in Annex B of the
accompanying proxy statement, to change the date on
which Continental must commence liquidation of the trust
account established in connection with ...(due to space
limits,see proxy material for full proposal).			Management		For	For
3.	Adjournment Proposal: To adjourn the Shareholder
Meeting to a later date or dates or sine die, if necessary,
either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the
Shareholder Meeting, there are insufficient votes from (i)
the holders of Class A ordinary shares, par value $0.0001
per share (the "Class A Ordinary Shares"), Class B
ordinary shares, par value $0.0001 per share (the "Class
B Ordinary Shares"), and the Class C ordinary ...(due to
space limits,see proxy material for full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	61,063	0	03-Nov-2022	03-Nov-2022
AUSTERLITZ ACQUISITION CORP I
Security	G0633D109				Meeting Type	Special
Ticker Symbol	AUS				Meeting Date	22-Nov-2022
ISIN	KYG0633D1097				Agenda	935730300 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment Proposal: To amend and restate the
Company's Memorandum and Articles of Association by
adopting the second amended and restated
memorandum and articles of association in the form set
forth in Annex A of the accompanying proxy statement
(the "Second Amended and Restated Memorandum and
Articles of Association") to change the date by which the
Company must consummate a merger, share exchange,
asset acquisition, share purchase, reorganization or
similar business ...(due to space limits,see proxy material
for full proposal).			Management		For	For
2.	Trust Amendment Proposal: To amend the Investment
Management Trust Agreement, dated March 2, 2021 (the
"Trust Agreement"), by and between the Company and
Continental Stock Transfer & Trust Company, a New
York limited purpose trust company, as trustee
("Continental"), pursuant to an amendment to the Trust
Agreement in the form set forth in Annex B of the
accompanying proxy statement, to change the date on
which Continental must commence liquidation of the trust
account established in connection with ...(due to space
limits,see proxy material for full proposal).			Management		For	For
3.	Adjournment Proposal: To adjourn the Shareholder
Meeting to a later date or dates or sine die, if necessary,
either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the
Shareholder Meeting, there are insufficient votes from (i)
the holders of Class A ordinary shares, par value $0.0001
per share (the "Class A Ordinary Shares"), Class B
ordinary shares, par value $0.0001 per share (the "Class
B Ordinary Shares"), and the Class C ordinary ...(due to
space limits,see proxy material for full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	94,508	0	03-Nov-2022	03-Nov-2022
FORTRESS VALUE ACQUISITION CORP. IV
Security	34964K108				Meeting Type	Special
Ticker Symbol	FVIV				Meeting Date	22-Nov-2022
ISIN	US34964K1088				Agenda	935731869 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment Proposal - To amend the Company's
Amended and Restated Certificate of Incorporation by
adopting the second amended and restated certificate of
incorporation in the form set forth in Annex A of the proxy
statement to amend the date by which the Company
must cease all operations except for the purpose of
winding up if it fails to complete a merger, capital stock
exchange, asset acquisition, stock purchase,
reorganization or similar business combination with one
or more ...(due to space limits, see proxy material for full
proposal).			Management		For	For
2.	The Trust Amendment Proposal - To amend the
Investment Management Trust Agreement, dated March
15, 2021 (the "Trust Agreement"), by and between the
Company and Continental Stock Transfer & Trust
Company, as trustee ("Continental"), pursuant to an
amendment to the Trust Agreement in the form set forth
in Annex B of the proxy statement to change the date on
which Continental must commence liquidation of the trust
account established in connection with the Company's
initial public ...(due to space limits, see proxy material for
full proposal).			Management		For	For
3.	The Adjournment Proposal - To adjourn the Special
Meeting to a later date or dates or sine die, if necessary,
either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the
Special Meeting, there are insufficient votes from the
holders of Class A common stock, par value $0.0001 per
share, and Class F common stock, par value $0.0001 per
share, to approve the Charter Amendment Proposal
and/or the Trust Amendment Proposal or (y) if the
Company's ...(due to space limits, see proxy material for
full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	100,000	0	21-Nov-2022	21-Nov-2022
FORTRESS VALUE ACQUISITION CORP. III
Security	34964G206				Meeting Type	Special
Ticker Symbol	FVTU				Meeting Date	22-Nov-2022
ISIN	US34964G2066				Agenda	935732481 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment Proposal - To amend the Company's
Amended and Restated Certificate of Incorporation by
adopting the second amended and restated certificate of
incorporation in the form set forth in Annex A of the proxy
statement to amend the date by which the Company
must cease all operations except for the purpose of
winding up if it fails to complete a merger, capital stock
exchange, asset acquisition, stock purchase,
reorganization or similar business combination with one
or more ...(due to space limits, see proxy material for full
proposal).			Management		For	For
2.	The Trust Amendment Proposal - To amend the
Investment Management Trust Agreement, dated
January 4, 2021 (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Trust Company, as trustee ("Continental"), pursuant to an
amendment to the Trust Agreement in the form set forth
in Annex B of the proxy statement to change the date on
which Continental must commence liquidation of the trust
account established in connection with the Company's
initial public ...(due to space limits, see proxy material for
full proposal).			Management		For	For
3.	The Adjournment Proposal - To adjourn the Special
Meeting to a later date or dates or sine die, if necessary,
either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the
Special Meeting, there are insufficient votes from the
holders of Class A common stock, par value $0.0001 per
share, and Class F common stock, par value $0.0001 per
share, to approve the Charter Amendment Proposal
and/or the Trust Amendment Proposal or (y) if the
Company's ...(due to space limits, see proxy material for
full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	5	0	21-Nov-2022	21-Nov-2022
FORTRESS VALUE ACQUISITION CORP. III
Security	34964G107				Meeting Type	Special
Ticker Symbol	FVT				Meeting Date	22-Nov-2022
ISIN	US34964G1076				Agenda	935732481 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment Proposal - To amend the Company's
Amended and Restated Certificate of Incorporation by
adopting the second amended and restated certificate of
incorporation in the form set forth in Annex A of the proxy
statement to amend the date by which the Company
must cease all operations except for the purpose of
winding up if it fails to complete a merger, capital stock
exchange, asset acquisition, stock purchase,
reorganization or similar business combination with one
or more ...(due to space limits, see proxy material for full
proposal).			Management		For	For
2.	The Trust Amendment Proposal - To amend the
Investment Management Trust Agreement, dated
January 4, 2021 (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Trust Company, as trustee ("Continental"), pursuant to an
amendment to the Trust Agreement in the form set forth
in Annex B of the proxy statement to change the date on
which Continental must commence liquidation of the trust
account established in connection with the Company's
initial public ...(due to space limits, see proxy material for
full proposal).			Management		For	For
3.	The Adjournment Proposal - To adjourn the Special
Meeting to a later date or dates or sine die, if necessary,
either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the
Special Meeting, there are insufficient votes from the
holders of Class A common stock, par value $0.0001 per
share, and Class F common stock, par value $0.0001 per
share, to approve the Charter Amendment Proposal
and/or the Trust Amendment Proposal or (y) if the
Company's ...(due to space limits, see proxy material for
full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	107,737	0	21-Nov-2022	21-Nov-2022
GOLDENBRIDGE ACQUISITION LIMITED
Security	G3970D104				Meeting Type	Special
Ticker Symbol	GBRG				Meeting Date	23-Nov-2022
ISIN	VGG3970D1042				Agenda	935725741 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	THE CHARTER AMENDMENT PROPOSAL -
APPROVAL OF AN AMENDMENT TO THE
COMPANY'S AMENDED AND RESTATED
MEMORANDUM AND ARTICLES OF ASSOCIATION TO
EXTEND THE DATE BY WHICH THE COMPANY HAS
TO CONSUMMATE A BUSINESS COMBINATION (THE
"EXTENSION") UP TO THREE (3) TIMES FOR AN
ADDITIONAL THREE MONTHS EACH TIME FROM
DECEMBER 4, 2022 TO SEPTEMBER 4, 2023.			Management		For	For
2.	THE ADJOURNMENT PROPOSAL - APPROVAL TO
DIRECT THE CHAIRMAN OF THE EXTRAORDINARY
GENERAL MEETING TO ADJOURN THE
EXTRAORDINARY GENERAL MEETING TO A LATER
DATE OR DATES, IF NECESSARY, TO PERMIT
FURTHER SOLICITATION AND VOTE OF PROXIES IF,
BASED UPON THE TABULATED VOTE AT THE TIME
OF THE MEETING, THERE ARE NOT SUFFICIENT
VOTES TO APPROVE PROPOSAL 1.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	29,011	0	02-Nov-2022	02-Nov-2022
REE AUTOMOTIVE LTD.
Security	M8287R103				Meeting Type	Annual
Ticker Symbol	REE				Meeting Date	28-Nov-2022
ISIN	IL0011786154				Agenda	935730259 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.1	Election of Director: Mr. Arik Shteinberg		Management
1.2	Election of Director: Ms. Lilach Geva-Harel		Management
1.3	Election of Director: Ms. Michal Marom-Brikman		Management
1.4	Election of Director: Mr. Daniel Barel		Management
1.5	Election of Director: Mr. Ahishay Sardes		Management
1.6	Election of Director: Mr. Hari Nair		Management
1.7	Election of Director: Mr. Hans Thomas		Management
2.	Elect Mr. Ziv Ironi and approve his terms of service,
exculpation and indemnification, to hold office until the
close of business on the date of the annual general
meeting of shareholders to be held in 2023 until his
successor is duly elected and qualified, or until such
individual's earlier resignation or retirement.			Management
3.	Approval of an amendment to the Company's
Compensation Policy such that a new Section 4.1.2A will
be added thereto and will state as follows: "The
Chairperson of the Board of Directors, an external
director, if any, and an independent director of the
Company may elect to receive, in lieu of quarterly cash
fees, Class A Ordinary Shares of the Company having an
equivalent fair market value on the date the cash
compensation is payable."			Management
3a.	Are you a controlling shareholder in the Company, or do
you have a personal benefit or other interest (as
discussed in the proxy statement) in the approval of
Proposal No. 3? (Please note: If you do not mark either
Yes or No, your shares will not be voted for Proposal No.
3). Mark "for" = yes or "against" = no.			Management
4.	To approve the re-appointment of Kost, Forer, Gabbay &
Kasierer, a member firm of Ernst & Young Global, as the
Company's independent registered public accounting firm
for the fiscal year ending December 31, 2022, and its
service until the annual general meeting of shareholders
to be held in 2023, and to authorize the Board of
Directors, upon the recommendation of the Audit
Committee, to fix the remuneration of the independent
registered public accounting firm.			Management

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	3,596	0
OCEANTECH ACQUISITIONS I CORP.
Security	675507107				Meeting Type	Special
Ticker Symbol	OTEC				Meeting Date	29-Nov-2022
ISIN	US6755071072				Agenda	935730324 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to complete a
business combination from 12/02/2022 to 06/02/2023, or
such earlier date as determined by the Board of
Directors, provided that Sponsor (or its affiliates or
permitted designees) will deposit into Trust Account
$125,000 for each such 1 month extension until
06/02/2023, unless the closing of the Company's initial
business combination shall have occurred, which we
refer to as "Extension Amendment Proposal."			Management		For	For
2.	Trust Amendment Proposal: Amend the Company's
investment management trust agreement, dated as of
May 27, 2021, by and between the Company and
Continental Stock Transfer & Trust Company, (i) allowing
the Company to extend the business combination period
from December 2, 2022 to June 2, 2023 and (ii) updating
certain defined terms in the Trust Agreement.			Management		For	For
3.	Adjournment Proposal: Approve the adjournment of the
Special Meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in
connection with, the approval of the Extension
Amendment Proposal and the Trust Amendment
Proposal, which we refer to as the "Adjournment
Proposal."			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	48,836	0	03-Nov-2022	03-Nov-2022
SANDBRIDGE X2 CORP
Security	799792106				Meeting Type	Special
Ticker Symbol	SBII				Meeting Date	29-Nov-2022
ISIN	US7997921066				Agenda	935731009 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment Proposal: Amend and restate the
Company's Amended and Restated Certificate of
Incorporation to change the date by which the Company
must consummate a business combination from March
12, 2023 to December 15, 2022 or such earlier date as is
determined by the Company's board of directors
(the"Board") in its sole discretion.			Management		For	For
2.	Trust Amendment Proposal: Amend the Company's
Investment Trust Management Agreement, dated March
9, 2021, by and between the Company and Continental
Stock Transfer & Trust Company, a New York limited
purpose trust company, as trustee ("Continental") to
change the date on which Continental must commence
liquidation of the trust account from (A) the earlier of the
Company's completion of an initial business combination
and March 12, 2023 to (B) December 15, 2022 or such
earlier date as is determined by the Company's Board in
its sole discretion.			Management		For	For
3.	Adjournment Proposal: Adjourn the Stockholder Meeting
from time to time (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of
the Stockholder Meeting, there are insufficient votes from
the holders of Class A common stock and Class B
common stock to approve the Charter Amendment
Proposal and/or the Trust Amendment Proposal, (y) if the
Board determines before the Stockholder Meeting that it
is not necessary or that it is no longer desirable to
proceed with the Charter Amendment Proposal and/or
Trust Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	44,370	0	22-Nov-2022	22-Nov-2022
SANDBRIDGE X2 CORP
Security	799792205				Meeting Type	Special
Ticker Symbol	SBIIU				Meeting Date	29-Nov-2022
ISIN	US7997922056				Agenda	935731009 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment Proposal: Amend and restate the
Company's Amended and Restated Certificate of
Incorporation to change the date by which the Company
must consummate a business combination from March
12, 2023 to December 15, 2022 or such earlier date as is
determined by the Company's board of directors
(the"Board") in its sole discretion.			Management		For	For
2.	Trust Amendment Proposal: Amend the Company's
Investment Trust Management Agreement, dated March
9, 2021, by and between the Company and Continental
Stock Transfer & Trust Company, a New York limited
purpose trust company, as trustee ("Continental") to
change the date on which Continental must commence
liquidation of the trust account from (A) the earlier of the
Company's completion of an initial business combination
and March 12, 2023 to (B) December 15, 2022 or such
earlier date as is determined by the Company's Board in
its sole discretion.			Management		For	For
3.	Adjournment Proposal: Adjourn the Stockholder Meeting
from time to time (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of
the Stockholder Meeting, there are insufficient votes from
the holders of Class A common stock and Class B
common stock to approve the Charter Amendment
Proposal and/or the Trust Amendment Proposal, (y) if the
Board determines before the Stockholder Meeting that it
is not necessary or that it is no longer desirable to
proceed with the Charter Amendment Proposal and/or
Trust Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	15,001	0	22-Nov-2022	22-Nov-2022
MINORITY EQUALITY OPPORTUNITIES ACQ INC.
Security	60436Q100				Meeting Type	Special
Ticker Symbol	MEOA				Meeting Date	29-Nov-2022
ISIN	US60436Q1004				Agenda	935735691 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a business combination from November 30,
2022 up to six (6) one-month extensions to May 30,
2023, as specifically provided in the Proxy Statement, or
such earlier date as determined by the board of directors.			Management		For	For
2.	Adjournment Proposal: Adjourn the Special Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the
approval of Proposal 1.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	50,249	0	22-Nov-2022	22-Nov-2022
PERIPHAS CAPITAL PARTNERING CORPORATION
Security	713895100				Meeting Type	Special
Ticker Symbol	PCPC				Meeting Date	29-Nov-2022
ISIN	US7138951006				Agenda	935740236 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Proposal - To extend the date by which the
Company must consummate a merger, capital stock
exchange, asset acquisition, stock purchase,
reorganization or similar partnering transaction
("partnering transaction"), involving the Company and
one or more businesses from December 14, 2022 (or
March 14, 2023, if the Company has executed a letter of
intent, agreement in principle or definitive agreement for
an initial partnering transaction by December 14, 2022)
....(due to space limits, see proxy material for full
proposal).			Management
2.	Adjournment Proposal - To adjourn the Special Meeting
to a later date or dates, if necessary, to permit further
solicitation and vote of proxies if, at the time of the
Special Meeting, there are not sufficient votes for, or
otherwise in connection with, the approval of the
Extension Proposal.			Management

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	10,140	0
WINVEST ACQUISITION CORP.
Security	97655B109				Meeting Type	Special
Ticker Symbol	WINV				Meeting Date	30-Nov-2022
ISIN	US97655B1098				Agenda	935734233 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - To amend
WinVest's amended and restated certificate of
incorporation to (a) extend the date by which WinVest
has to consummate a business combination from
December 17, 2022 to January 17, 2023; and (b) allow
the Company, without another stockholder vote, to elect
to extend the date to consummate a business
combination on a monthly basis for up to five times by an
additional one month each time after January 17, 2023,
by resolution of the board of directors.			Management		For	For
2.	The Adjournment Proposal - To adjourn the Stockholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of common stock, par value
$0.0001 per share, of WinVest represented (either in
person or by proxy) to constitute a quorum necessary to
conduct business at the Stockholder Meeting or at the
time of the Stockholder Meeting to approve the Extension
Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	52,742	0	22-Nov-2022	22-Nov-2022
PACIFICO ACQUISITION CORP.
Security	69512X103				Meeting Type	Special
Ticker Symbol	PAFO				Meeting Date	30-Nov-2022
ISIN	US69512X1037				Agenda	935735576 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Business Combination Proposal: To consider and vote
upon a proposal to approve the Agreement and Plan of
Merger, dated as of April 5, 2022, which was amended by
the Amended and Restated Agreement and Plan of
Merger dated August 15, 2022, by and among Pacifico
Acquisition Corp. ("Pacifico"), Caravelle International
Group, a Cayman Islands exempted company ("PubCo"),
Pacifico International Group, a Cayman Islands
exempted company and a direct wholly-owned subsidiary
of PubCo ("Merger Sub 1"), ...(due to space limits, see
proxy material for full proposal).			Management		For	For
2.	Redomestication Proposal: To consider and vote upon a
proposal to approve the following transactions for the
purpose of redomestication: (a) Merger Sub 1 will merge
with and into Caravelle (the "Initial Merger"), the separate existence of Merger Sub 1 will cease and Caravelle will
be the surviving corporation of the Initial Merger and a
direct wholly owned subsidiary of PubCo, and (b)
following confirmation of the effective filing of the Initial
Merger but on the same day, ...(due to space limits, see
proxy material for full proposal).			Management		For	For
3.	Nasdaq Proposal: To consider and vote upon a proposal
to approve for purposes of complying with Nasdaq Listing
Rule 5635(a) and (b), the issuance of more than 20% of
the issued and outstanding Pacifico Common Stock and
the resulting change in control in connection with the
Business Combination.			Management		For	For
4.	Incentive Plan Proposal: To consider and vote upon a proposal to approve the PubCo's 2022 Equity Incentive Plan, to be effective upon consummation of the Business Combination.		Management		For	For
5.	PubCo Charter Proposal: To consider and vote upon a proposal to amend and restate PubCo's memorandum and articles of association.		Management		For	For
6.	Adjournment Proposal: To consider and vote upon the
adjournment of the Special Meeting by the chairman
thereof to a later date, if necessary, under certain
circumstances, including for the purpose of soliciting
additional proxies in favor of the Business Combination
Proposal, the Redomestication Proposal, the Nasdaq
Proposal, the Incentive Plan Proposal and the PubCo
Charter Proposal, in the event the Company does not
receive the requisite stockholder vote to approve the
foregoing proposals.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	49,847	0	22-Nov-2022	22-Nov-2022
ATLAS CREST INVESTMENT CORP. II
Security	049287204				Meeting Type	Special
Ticker Symbol	ACIIU				Meeting Date	01-Dec-2022
ISIN	US0492872041				Agenda	935736263 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Redemption Limit Elimination Proposal - To amend the
Company's amended and restated certificate of
incorporation (the "Certificate of Incorporation") to
eliminate the requirement that the Company retain at
least $5,000,001 of net tangible assets following the
redemption of the Company's Class A common stock, par
value $0.0001 per share, in connection with a Business
Combination (as defined in the Certificate of
Incorporation) and certain amendments of the Certificate
....(due to space limits, see proxy material for full
proposal).			Management		For	For
2.	Early Termination Proposal - To amend the Certificate of
Incorporation to change the date by which the Company
must consummate a Business Combination from
February 8, 2023 (the "Original Termination Date") to
such other date as shall be determined by the board of
directors of the Company and publicly announced by the
Company, provided that such other date shall be no
sooner than the date of the effectiveness of the
amendment to the Certificate of Incorporation pursuant to
the General ...(due to space limits, see proxy material for
full proposal).			Management		For	For
3.	Early Termination Trust Amendment Proposal - To
amend the Investment Management Trust Agreement,
dated February 3, 2021 (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Trust Company, a New York corporation, as trustee
("Continental") to change the date on which Continental
must commence liquidation of the trust account
established in connection with the Company's initial
public offering from the Original Termination Date to the
Early ...(due to space limits, see proxy material for full
proposal).			Management		For	For
4.	Adjournment Proposal - To adjourn the Stockholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of common stock, par value
$0.0001 per share, represented (either in person or by
proxy) to constitute a quorum necessary to conduct
business at the Stockholder Meeting or at the time of the
Stockholder Meeting to approve the ...(due to space
limits, see proxy material for full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	1	0	29-Nov-2022	29-Nov-2022
ATLAS CREST INVESTMENT CORP. II
Security	049287105				Meeting Type	Special
Ticker Symbol	ACII				Meeting Date	01-Dec-2022
ISIN	US0492871050				Agenda	935736263 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Redemption Limit Elimination Proposal - To amend the
Company's amended and restated certificate of
incorporation (the "Certificate of Incorporation") to
eliminate the requirement that the Company retain at
least $5,000,001 of net tangible assets following the
redemption of the Company's Class A common stock, par
value $0.0001 per share, in connection with a Business
Combination (as defined in the Certificate of
Incorporation) and certain amendments of the Certificate
....(due to space limits, see proxy material for full
proposal).			Management		For	For
2.	Early Termination Proposal - To amend the Certificate of
Incorporation to change the date by which the Company
must consummate a Business Combination from
February 8, 2023 (the "Original Termination Date") to
such other date as shall be determined by the board of
directors of the Company and publicly announced by the
Company, provided that such other date shall be no
sooner than the date of the effectiveness of the
amendment to the Certificate of Incorporation pursuant to
the General ...(due to space limits, see proxy material for
full proposal).			Management		For	For
3.	Early Termination Trust Amendment Proposal - To
amend the Investment Management Trust Agreement,
dated February 3, 2021 (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Trust Company, a New York corporation, as trustee
("Continental") to change the date on which Continental
must commence liquidation of the trust account
established in connection with the Company's initial
public offering from the Original Termination Date to the
Early ...(due to space limits, see proxy material for full
proposal).			Management		For	For
4.	Adjournment Proposal - To adjourn the Stockholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of common stock, par value
$0.0001 per share, represented (either in person or by
proxy) to constitute a quorum necessary to conduct
business at the Stockholder Meeting or at the time of the
Stockholder Meeting to approve the ...(due to space
limits, see proxy material for full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	4,192	0	29-Nov-2022	29-Nov-2022
COMPUTE HEALTH ACQUISITION CORP.
Security	204833107				Meeting Type	Special
Ticker Symbol	CPUH				Meeting Date	02-Dec-2022
ISIN	US2048331076				Agenda	935733267 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Proposal - To amend the Company's
Amended and Restated Certificate of Incorporation (the
"Charter"), pursuant to an amendment to the Charter in
the form set forth in paragraphs one, four and seven of
Annex A of the accompanying proxy statement, to
authorize the Company to extend the date by which it
must (a) consummate a merger, capital stock exchange,
asset acquisition, stock purchase, reorganization or other
similar business combination, with one or more
businesses, which ...(due to space limits,see proxy
material for full proposal).			Management		For	For
2.	The Redemption Limitation Proposal - To amend the
Charter, pursuant to an amendment to the Charter in the
form set forth in paragraphs two, three, five, six and
seven of Annex A of the accompanying proxy statement,
to eliminate from the Charter the limitation that the
Company may not redeem public shares to the extent
that such redemption would result in the Company having
net tangible assets (as determined in accordance with
Rule 3a51-1(g)(1) of the Securities Exchange Act of
1934) of ...(due to space limits,see proxy material for full
proposal).			Management		For	For
3.	The Adjournment Proposal - To approve the adjournment
of the Special Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Extension Proposal and/or the Redemption Limitation
Proposal (the "Adjournment Proposal"), which will only be
presented at the Special Meeting if, based on the
tabulated votes, there are not sufficient votes at the time
....(due to space limits,see proxy material for full
proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	50,000	0	29-Nov-2022	29-Nov-2022
FORTISTAR SUSTAINABLE SOLUTIONS CORP
Security	34962M106				Meeting Type	Special
Ticker Symbol	FSSI				Meeting Date	02-Dec-2022
ISIN	US34962M1062				Agenda	935737126 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Charter Amendment Proposal - To amend the
Company's Amended and Restated Certificate of
Incorporation by adopting the second amended and
restated certificate of incorporation in the form set forth in
Annex A of the proxy statement (the "Second Amended
and Restated Charter") to amend the date by which the
Company must cease all operations except for the
purpose of winding up if it fails to complete a merger,
capital stock exchange, asset acquisition, stock
purchase, reorganization or similar business ...(due to
space limits, see proxy statement for full proposal).			Management		For	For
2.	The Trust Amendment Proposal - To amend the
Investment Management Trust Agreement, dated
January 29, 2021 (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Trust Company, as trustee ("Continental"), pursuant to an
amendment to the Trust Agreement in the form set forth
in Annex B of the proxy statement to change the date on
which Continental must commence liquidation of the trust
account established in connection with the Company's
initial public ...(due to space limits, see proxy statement
for full proposal).			Management		For	For
3.	The Adjournment Proposal - To adjourn the Special
Meeting to a later date or dates or sine die, if necessary,
either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the
Special Meeting, there are insufficient votes from the
holders of Class A common stock par value $0.0001 per
share, and Class B Common Stock, par value $0.0001
per share, to approve the Charter Amendment Proposal
and/or the Trust Amendment Proposal or (y) if the
Company's ...(due to space limits, see proxy statement
for full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	8,682	0	29-Nov-2022	29-Nov-2022
KAIROUS ACQUISITION CORP. LIMITED
Security	G52131102				Meeting Type	Annual
Ticker Symbol	KACLU				Meeting Date	02-Dec-2022
ISIN	KYG521311020				Agenda	935738508 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	CHARTER AMENDMENT - TO APPROVE AS A
SPECIAL RESOLUTION THAT THE COMPANY'S
AMENDED AND RESTATED MEMORANDUM AND
ARTICLES OF ASSOCIATION BE DELETED IN THEIR
ENTIRETY AND THE SUBSTITUTION IN THEIR PLACE
OF THE SECOND AMENDED AND RESTATED
MEMORANDUM AND ARTICLES OF ASSOCIATION OF
THE COMPANY IN THE FORM ATTACHED AS ANNEX
[A] TO THE NOTICE OF MEETING WHICH REFLECTS
THE EXTENSION OF THE DATE BY WHICH THE
COMPANY HAS TO CONSUMMATE A BUSINESS
COMBINATION (THE "EXTENSION") A TOTAL OF
EIGHT (8) TIMES, AS ...(due to space limits,see proxy
material for full proposal).			Management		For	For
2.	TRUST AMENDMENT - TO APPROVE AS AN
ORDINARY RESOLUTION THAT THE COMPANY'S
INVESTMENT MANAGEMENT TRUST AGREEMENT,
DATED AS OF DECEMBER 13, 2021 (THE "TRUST
AGREEMENT"), BY AND BETWEEN THE COMPANY
AND CONTINENTAL STOCK TRANSFER & TRUST
COMPANY (THE "TRUSTEE"), BE AMENDED TO
EXTEND THE DATE ON WHICH TO COMMENCE
LIQUIDATING THE TRUST ACCOUNT ESTABLISHED
IN CONNECTION WITH THE COMPANY'S INITIAL
PUBLIC OFFERING A TOTAL OF EIGHT (8) TIMES, AS
FOLLOWS: TWO (2) TIMES FOR AN ADDITIONAL
THREE (3) MONTHS EACH ...(due to space limits,see
proxy material for full proposal).			Management		For	For
3.	DIRECTOR		Management
1	Joseph Lee Moh Hon				For	For
2	Philip Wong Cheung Wang				For	For
3	Steve Hsia Hsien-Chieng				For	For
4	Dato' Seri C. H. Leong				For	For
5	Ng Kim Kiat				For	For
6	Ang Siak Keng				For	For
4.	ADJOURNMENT - TO APPROVE AS AN ORDINARY
RESOLUTION THAT THE CHAIRMAN OF THE
ANNUAL MEETING BE DIRECTED TO ADJOURN THE
ANNUAL MEETING TO A LATER DATE OR DATES, IF
NECESSARY, TO PERMIT FURTHER SOLICITATION
AND VOTE OF PROXIES IF, BASED UPON THE
TABULATED VOTE AT THE TIME OF THE MEETING,
THERE ARE NOT SUFFICIENT VOTES TO APPROVE
THE CHARTER AMENDMENT, TRUST AMENDMENT
AND ELECTION OF DIRECTORS.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	64,923	0	29-Nov-2022	29-Nov-2022
BLUE SAFARI GROUP ACQUISITION CORP.
Security	G1195R106				Meeting Type	Special
Ticker Symbol	BSGA				Meeting Date	05-Dec-2022
ISIN	VGG1195R1064				Agenda	935740224 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	APPROVAL OF AN AMENDMENT AND
RESTATEMENT TO THE COMPANY'S AMENDED AND
RESTATED MEMORANDUM AND ARTICLES OF
ASSOCIATION - to, among other things, extend the date
by which the company has to consummate a business
combination (the "extension") up to four (4) times for an
additional three month each time from December 14,
2022 to December 14, 2023.			Management		For	For
2.	APPROVAL OF ADJOURNMENT - to direct the
Chairman of the extraordinary general meeting to adjourn
the extraordinary general meeting to a later date or dates,
if necessary, to permit further solicitation and vote of
proxies if, based upon the tabulated vote at the time of
the meeting, there are not sufficient votes to approve the
proposal 1.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	49,546	0	29-Nov-2022	29-Nov-2022
DTRT HEALTH ACQUISITION CORP.
Security	23344T103				Meeting Type	Special
Ticker Symbol	DTRT				Meeting Date	06-Dec-2022
ISIN	US23344T1034				Agenda	935730994 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	To amend (the "Extension Amendment") the Company's
Amended and Restated Certificate of Incorporation (our
"charter") to extend the date by which the Company must
consummate a business combination (the "Extension")
from December 7, 2022 (the date which is 15 months
from the closing date of the Company's initial public
offering of our units (the "IPO")) to March 7, 2023 (the
date which is 18 months from the closing date of the IPO)
(the "Extended Date").			Management		For	For
2.	A proposal to approve the adjournment of the special
meeting to a later date or dates, if necessary, to permit
futher solicitation and vote of proxies in the event that
there insufficient votes to approve the Extension
Amendment Proposal or if we determine that additional
time is necessary to effectuate the Extension.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	53,144	0	29-Nov-2022	29-Nov-2022
CLARIM ACQUISITION CORP.
Security	18049C207				Meeting Type	Special
Ticker Symbol	CLRMU				Meeting Date	07-Dec-2022
ISIN	US18049C2070				Agenda	935737152 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Redemption Limit Elimination Proposal - To amend the
Company's amended and restated certificate of
incorporation (the "Certificate of Incorporation") to
eliminate the requirement that the Company retain at
least $5,000,001 of net tangible assets following the
redemption of the Company's Class A common stock, par
value $0.0001 per share, in connection with a Business
Combination (as defined in the Certificate of
Incorporation) and certain amendments of the Certificate
of ...(due to space limits, see proxy material for full
proposal).			Management		For	For
2.	Early Termination Proposal - To amend the Certificate of
Incorporation to change the date by which the Company
must consummate a Business Combination from
February 2, 2023 (the "Original Termination Date") to
such other date as shall be determined by the board of
directors of the Company and publicly announced by the
Company, provided that such other date shall be no
sooner than the date of the effectiveness of the
amendment to the Certificate of Incorporation pursuant to
the ...(due to space limits, see proxy material for full
proposal).			Management		For	For
3.	Early Termination Trust Amendment Proposal - To
amend the Investment Management Trust Agreement,
dated January 28, 2021 (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Trust Company, a New York corporation, as trustee
("Continental") to change the date on which Continental
must commence liquidation of the trust account
established in connection with the Company's initial
public offering from the Original Termination Date to the
Early ...(due to space limits, see proxy material for full
proposal).			Management		For	For
4.	Adjournment Proposal - To adjourn the Stockholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of common stock, par value
$0.0001 per share, represented (either in person or by
proxy) to constitute a quorum necessary to conduct
business at the Stockholder Meeting or at the time of the
Stockholder Meeting to approve the ...(due to space
limits, see proxy material for full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	2	0	30-Nov-2022	30-Nov-2022
CLARIM ACQUISITION CORP.
Security	18049C108				Meeting Type	Special
Ticker Symbol	CLRM				Meeting Date	07-Dec-2022
ISIN	US18049C1080				Agenda	935737152 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Redemption Limit Elimination Proposal - To amend the
Company's amended and restated certificate of
incorporation (the "Certificate of Incorporation") to
eliminate the requirement that the Company retain at
least $5,000,001 of net tangible assets following the
redemption of the Company's Class A common stock, par
value $0.0001 per share, in connection with a Business
Combination (as defined in the Certificate of
Incorporation) and certain amendments of the Certificate
of ...(due to space limits, see proxy material for full
proposal).			Management		For	For
2.	Early Termination Proposal - To amend the Certificate of
Incorporation to change the date by which the Company
must consummate a Business Combination from
February 2, 2023 (the "Original Termination Date") to
such other date as shall be determined by the board of
directors of the Company and publicly announced by the
Company, provided that such other date shall be no
sooner than the date of the effectiveness of the
amendment to the Certificate of Incorporation pursuant to
the ...(due to space limits, see proxy material for full
proposal).			Management		For	For
3.	Early Termination Trust Amendment Proposal - To
amend the Investment Management Trust Agreement,
dated January 28, 2021 (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Trust Company, a New York corporation, as trustee
("Continental") to change the date on which Continental
must commence liquidation of the trust account
established in connection with the Company's initial
public offering from the Original Termination Date to the
Early ...(due to space limits, see proxy material for full
proposal).			Management		For	For
4.	Adjournment Proposal - To adjourn the Stockholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of common stock, par value
$0.0001 per share, represented (either in person or by
proxy) to constitute a quorum necessary to conduct
business at the Stockholder Meeting or at the time of the
Stockholder Meeting to approve the ...(due to space
limits, see proxy material for full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	3,477	0	30-Nov-2022	30-Nov-2022
INTERPRIVATE II ACQUISITION CORP.
Security	46064Q207				Meeting Type	Special
Ticker Symbol	IPVAU				Meeting Date	07-Dec-2022
ISIN	US46064Q2075				Agenda	935739334 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1)	The Business Combination Proposal - To approve and
adopt the Agreement and Plan of Merger, dated as of
May 11, 2022 (as it may be amended and/or restated
from time to time, the "Merger Agreement"), by and
among InterPrivate II, Getaround, Inc. ("Getaround"),
TMPST Merger Sub I Inc. ("Merger Sub I") and TMPST
Merger Sub II LLC ("Merger Sub II"), and the transactions
contemplated thereby (the "Business Combination").			Management		For	For
2)	The Charter Amendment Proposal - To adopt the
proposed amended and restated certificate of
incorporation of InterPrivate II attached as Annex B to the
proxy statement/prospectus (the "Proposed Certificate of
Incorporation").			Management		For	For
3a)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To change the
name of InterPrivate II to "Getaround, Inc." from the
current name of "InterPrivate II Acquisition Corp."			Management		For	For
3b)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To eliminate
certain provisions related to InterPrivate II's status as a
special purpose acquisition company that will no longer
be relevant following the closing of the Business
Combination.			Management		For	For
3c)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To increase the
number of authorized shares of capital stock of
InterPrivate II from 401,000,000 to 1,020,000,000 shares,
consisting of 1,000,000,000 shares of common stock and
20,000,000 shares of preferred stock.			Management		For	For
3d)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To eliminate the
rights and privileges of InterPrivate II Class B common
stock and redesignate InterPrivate II Class A and Class B
common stock as a single class of common stock.			Management		For	For
3e)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To increase the
required voting thresholds to approve amendments to the
bylaws and certain provisions of the Proposed Certificate
of Incorporation of InterPrivate II.			Management		For	For
3f)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To require a
supermajority vote for the removal of directors for cause.			Management		For	For
3g)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To eliminate the
ability of stockholders to act by written consent.			Management		For	For
3h)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To remove the
provision renouncing the corporate opportunity doctrine			Management		For	For
3i)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To modify the
exclusive forum provision.			Management		For	For
4)	DIRECTOR		Management
1	Sam Zaid				For	For
2	Bruno Bowden				For	For
3	Ahmed M. Fattouh				For	For
4	Ravi Narula				For	For
5	Jeffrey Russakow				For	For
6	Neil S. Suslak				For	For
5)	The Equity Incentive Plan Proposal - To approve and adopt the Getaround, Inc. 2022 Equity Incentive Plan established to be effective after the closing of the Business Combination.		Management		For	For
6)	The Employee Stock Purchase Plan Proposal - To approve and adopt the Getaround, Inc. 2022 Employee Stock Purchase Plan established to be effective after the closing of the Business Combination.		Management		For	For
7)	The NYSE Proposal - To approve, for purposes of
complying with applicable listing rules of the New York
Stock Exchange, the issuance of shares of Class A
common stock to the Getaround equityholders in the
Business Combination, the allocation of escrow shares
and potential issuance of earnout shares, and the
issuance of Class A common stock to certain investors
upon future conversion of convertible notes issued in a
private placement to be consummated concurrently with
the closing ...(due to space limits, see proxy material for
full proposal).			Management		For	For
8)	The Adjournment Proposal - To authorize the
adjournment of the special meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of
the special meeting, there are not sufficient votes to
approve one or more proposals presented to
stockholders for vote or public stockholders of
InterPrivate II have elected to redeem an amount of
public shares such that the minimum available cash
condition to the obligation to the closing of the Business
Combination would not be satisfied.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	1	0	30-Nov-2022	30-Nov-2022
INTERPRIVATE II ACQUISITION CORP.
Security	46064Q108				Meeting Type	Special
Ticker Symbol	IPVA				Meeting Date	07-Dec-2022
ISIN	US46064Q1085				Agenda	935739334 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1)	The Business Combination Proposal - To approve and
adopt the Agreement and Plan of Merger, dated as of
May 11, 2022 (as it may be amended and/or restated
from time to time, the "Merger Agreement"), by and
among InterPrivate II, Getaround, Inc. ("Getaround"),
TMPST Merger Sub I Inc. ("Merger Sub I") and TMPST
Merger Sub II LLC ("Merger Sub II"), and the transactions
contemplated thereby (the "Business Combination").			Management		For	For
2)	The Charter Amendment Proposal - To adopt the
proposed amended and restated certificate of
incorporation of InterPrivate II attached as Annex B to the
proxy statement/prospectus (the "Proposed Certificate of
Incorporation").			Management		For	For
3a)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To change the
name of InterPrivate II to "Getaround, Inc." from the
current name of "InterPrivate II Acquisition Corp."			Management		For	For
3b)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To eliminate
certain provisions related to InterPrivate II's status as a
special purpose acquisition company that will no longer
be relevant following the closing of the Business
Combination.			Management		For	For
3c)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To increase the
number of authorized shares of capital stock of
InterPrivate II from 401,000,000 to 1,020,000,000 shares,
consisting of 1,000,000,000 shares of common stock and
20,000,000 shares of preferred stock.			Management		For	For
3d)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To eliminate the
rights and privileges of InterPrivate II Class B common
stock and redesignate InterPrivate II Class A and Class B
common stock as a single class of common stock.			Management		For	For
3e)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To increase the
required voting thresholds to approve amendments to the
bylaws and certain provisions of the Proposed Certificate
of Incorporation of InterPrivate II.			Management		For	For
3f)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To require a
supermajority vote for the removal of directors for cause.			Management		For	For
3g)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To eliminate the
ability of stockholders to act by written consent.			Management		For	For
3h)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To remove the
provision renouncing the corporate opportunity doctrine			Management		For	For
3i)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To modify the
exclusive forum provision.			Management		For	For
4)	DIRECTOR		Management
1	Sam Zaid				For	For
2	Bruno Bowden				For	For
3	Ahmed M. Fattouh				For	For
4	Ravi Narula				For	For
5	Jeffrey Russakow				For	For
6	Neil S. Suslak				For	For
5)	The Equity Incentive Plan Proposal - To approve and adopt the Getaround, Inc. 2022 Equity Incentive Plan established to be effective after the closing of the Business Combination.		Management		For	For
6)	The Employee Stock Purchase Plan Proposal - To approve and adopt the Getaround, Inc. 2022 Employee Stock Purchase Plan established to be effective after the closing of the Business Combination.		Management		For	For
7)	The NYSE Proposal - To approve, for purposes of
complying with applicable listing rules of the New York
Stock Exchange, the issuance of shares of Class A
common stock to the Getaround equityholders in the
Business Combination, the allocation of escrow shares
and potential issuance of earnout shares, and the
issuance of Class A common stock to certain investors
upon future conversion of convertible notes issued in a
private placement to be consummated concurrently with
the closing ...(due to space limits, see proxy material for
full proposal).			Management		For	For
8)	The Adjournment Proposal - To authorize the
adjournment of the special meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of
the special meeting, there are not sufficient votes to
approve one or more proposals presented to
stockholders for vote or public stockholders of
InterPrivate II have elected to redeem an amount of
public shares such that the minimum available cash
condition to the obligation to the closing of the Business
Combination would not be satisfied.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	4,800	0	30-Nov-2022	30-Nov-2022
Z-WORK ACQUISITION CORP.
Security	98880C102				Meeting Type	Special
Ticker Symbol	ZWRK				Meeting Date	08-Dec-2022
ISIN	US98880C1027				Agenda	935737138 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment Proposal - To amend the Company's
Amended and Restated Certificate of Incorporation by
adopting the second amended and restated certificate of
incorporation in the form set forth in Annex A of the proxy
statement to amend the date by which the Company
must cease all operations except for the purpose of
winding up if it fails to complete a merger, capital stock
exchange, asset acquisition, stock purchase,
reorganization or similar business combination with one
or more ...(due to space limits, see proxy material for full
proposal).			Management		For	For
2.	The Trust Amendment Proposal - To amend the
Investment Management Trust Agreement, dated
January 28, 2021 (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Trust Company, as trustee ("Continental"), pursuant to an
amendment to the Trust Agreement in the form set forth
in Annex B of the proxy statement to change the date on
which Continental must commence liquidation of the trust
account established in connection with the Company's
initial public ...(due to space limits, see proxy material for
full proposal).			Management		For	For
3.	The Adjournment Proposal - To adjourn the Special
Meeting to a later date or dates or sine die, if necessary,
either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the
Special Meeting, there are insufficient votes from the
holders of Class A common stock, par value $0.0001 per
share, and Class B Common Stock, par value $0.0001
per share, to approve the Charter Amendment Proposal
and/or the Trust Amendment Proposal or (y) if the
Company's ...(due to space limits, see proxy material for
full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	1,737	0	01-Dec-2022	01-Dec-2022
Z-WORK ACQUISITION CORP.
Security	98880C201				Meeting Type	Special
Ticker Symbol	ZWRKU				Meeting Date	08-Dec-2022
ISIN	US98880C2017				Agenda	935737138 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment Proposal - To amend the Company's
Amended and Restated Certificate of Incorporation by
adopting the second amended and restated certificate of
incorporation in the form set forth in Annex A of the proxy
statement to amend the date by which the Company
must cease all operations except for the purpose of
winding up if it fails to complete a merger, capital stock
exchange, asset acquisition, stock purchase,
reorganization or similar business combination with one
or more ...(due to space limits, see proxy material for full
proposal).			Management		For	For
2.	The Trust Amendment Proposal - To amend the
Investment Management Trust Agreement, dated
January 28, 2021 (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Trust Company, as trustee ("Continental"), pursuant to an
amendment to the Trust Agreement in the form set forth
in Annex B of the proxy statement to change the date on
which Continental must commence liquidation of the trust
account established in connection with the Company's
initial public ...(due to space limits, see proxy material for
full proposal).			Management		For	For
3.	The Adjournment Proposal - To adjourn the Special
Meeting to a later date or dates or sine die, if necessary,
either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the
Special Meeting, there are insufficient votes from the
holders of Class A common stock, par value $0.0001 per
share, and Class B Common Stock, par value $0.0001
per share, to approve the Charter Amendment Proposal
and/or the Trust Amendment Proposal or (y) if the
Company's ...(due to space limits, see proxy material for
full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	2	0	01-Dec-2022	01-Dec-2022
LARKSPUR HEALTH ACQUISITION CORP.
Security	51724W107				Meeting Type	Special
Ticker Symbol	LSPR				Meeting Date	08-Dec-2022
ISIN	US51724W1071				Agenda	935737900 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to consider and
vote upon a proposal to approve the adoption of the
Business Combination Agreement, dated as of July 20,
2022 (the "Business Combination Agreement"), as
amended from time to time, by and among Larkspur,
Larkspur Merger Sub Inc. ("Merger Sub"), the Security
Representative named therein and ZyVersa
Therapeutics, Inc. ("ZyVersa"), pursuant to which Merger
Sub will merge with and into ZyVersa (the "Acquisition
Merger" and, together with all ...(due to space limits, see
proxy material for full proposal).			Management		For	For
2A.	The Charter Proposal - to change the Company's name
to "ZyVersa Therapeutics, Inc.", change the Company's
purpose to "any lawful act or activity for which a
corporation may be organized under the General
Corporation Law of the State of Delaware", remove the
provisions related to the Company's status as a blank
check company and provide that, subject to the rights of
any series of the Combined Entity's (as the Company will
be referred to as the "Combined Entity" after the
Business Combination) preferred ...(due to space limits,
see proxy material for full proposal).			Management		For	For
2B.	The Charter Proposal - to provide that any amendment to
the bylaws will require the approval of either the
Combined Entity's board of directors or the holders of at
least 66 2/3 % of the voting power of the Combined
Entity's then outstanding shares of capital stock entitled
to vote generally in an election of directors, voting
together as a single class.			Management		For	For
2C.	The Charter Proposal - to provide that any amendment to
certain provisions of the Proposed Charter will require the
approval of the holders of at least 66 2/3 % of the voting
power of the Combined Entity's then-outstanding shares
of capital stock entitled to vote generally in an election of
directors, voting together as a single class.			Management		For	For
2D.	The Charter Proposal - to provide that the holders of 33
1/3 % of the voting power of the stock issued and
outstanding and entitled to vote at a meeting, present in
person, or by remote communications, if applicable, or
represented by proxy, constitute a quorum for the
transaction of business at all meetings of the
stockholders.			Management		For	For
3A.	The Governance Proposal - to authorize capital stock of
111,000,000 shares, consisting of (a) 110,000,000
shares of common stock and (b) 1,000,000 shares of
preferred stock, issuable as consideration for the
Business Combination and the other transactions
contemplated in this proxy statement/prospectus, and for
any proper corporate purpose, including future
acquisitions, capital raising transactions consisting of
equity or convertible debt, stock dividends or issuances
under current and any future stock incentive plans.			Management		For	For
3B.	The Governance Proposal - to provide that the Court of
Chancery of the State of Delaware or, if such court does
not have subject matter jurisdiction thereof, another state
or federal court located within the State of Delaware,
shall be the exclusive forum for certain actions and
claims, subject to the jurisdiction of federal district courts over certain claims or suits and Section 22 of the
Securities Act of 1933.			Management		For	For
3C.	The Governance Proposal - to eliminate certain provisions related to the Company's status as a blank check company.		Management		For	For
4.	The Omnibus Incentive Plan Proposal - to consider and
vote upon a proposal to approve 2022 Omnibus Incentive
Plan (the "Omnibus Incentive Plan"), a copy of which is
attached to this proxy statement/prospectus as Annex E
(we refer to this proposal as the "Omnibus Incentive Plan
Proposal").			Management		For	For
5.	The Nasdaq Proposal - to consider and vote upon a
proposal to approve, assuming the Business
Combination Proposal and the Charter Proposals are
approved and adopted, for the purposes of complying
with the applicable listing rules of the Nasdaq Capital
Market ("Nasdaq"), (a) the issuance of shares of common
stock in connection with the Acquisition Merger, and (b)
the issuance of shares of preferred stock pursuant to the
subscription agreement governing the private placement
("PIPE") ...(due to space limits, see proxy material for full
proposal).			Management		For	For
6.	The Adjournment Proposal - to consider and vote upon a
proposal to approve under Delaware General Corporation
Law (the "DGCL") the adjournment of the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Special Meeting, any of
the Condition Precedent Proposals would not be duly
approved and adopted by our stockholders or we
determine that one or more of the Closing conditions
under the Business ...(due to space limits, see proxy
material for full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	64,628	0	30-Nov-2022	30-Nov-2022
VECTOIQ ACQUISITION CORP. II
Security	92244F109				Meeting Type	Special
Ticker Symbol	VTIQ				Meeting Date	09-Dec-2022
ISIN	US92244F1093				Agenda	935737099 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment Proposal: To adopt an amendment
to our amended and restated certificate of incorporation
in the form attached to the accompanying proxy
statement as Annex A to (i) change the date by which we
must consummate our initial business combination from
January 11, 2023 (or April 11, 2023, if we have executed
a letter of intent, agreement in principle or definitive
agreement for an initial business combination on or
before January 11, 2023) to the time and date
immediately ...(due to space limits, see proxy material for
full proposal).			Management		For	For
2.	Trust Amendment Proposal: To amend our investment
management trust agreement, dated January 6, 2021,
with Continental Stock Transfer & Trust Company, as
trustee pursuant to an amendment in the form attached to
the accompanying proxy statement as Annex B, to
change the date on which the trustee must commence
liquidation of the trust account established in connection
with our initial public offering to the time and date
immediately following the Accelerated Termination Date.			Management		For	For
3.	Adjournment Proposal: To approve one or more
adjournments of the meeting from time to time, if
necessary or appropriate (as determined by our board of
directors or the chairperson of the meeting), including to
solicit additional proxies to vote in favor of the other items of business identified above, in the event that there are
insufficient votes at the time of the meeting to establish a quorum or approve the first and second items of business
identified above.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	1,400	0	07-Dec-2022	07-Dec-2022
FINANCIAL STRATEGIES ACQUISITION CORP.
Security	31772T107				Meeting Type	Special
Ticker Symbol	FXCO				Meeting Date	09-Dec-2022
ISIN	US31772T1079				Agenda	935738558 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - To amend
Financial Strategies' amended and restated certificate of
incorporation to (a) extend the date by which Financial
Strategies has to consummate a business combination
from December 14, 2022 to January 14, 2023; and (b)
allow the Company, without another stockholder vote, to
elect to extend the date to consummate a business
combination on a monthly basis for up to eleven times by
an additional one month each time after January 14,
2023, by resolution of the board of directors.			Management		For	For
2.	The Trust Amendment Proposal - To amend the
Company's Investment Management Trust Agreement,
dated December 9, 2021, by and between the Company
and Continental Stock Transfer & Trust Company (the
"Trustee") to extend the date (the "Liquidation Date") on
which the Trustee must liquidate the trust account ("Trust
Account") established by the Company in connection with
its initial public offering from December 14, 2022 to
January 14, 2023.			Management		For	For
3.	The Adjournment Proposal - To adjourn the Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of common stock, par value
$0.0001 per share, of Financial Strategies represented to
constitute a quorum necessary to conduct business at the
Meeting.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	65,633	0	29-Nov-2022	29-Nov-2022
SENIOR CONNECT ACQUISITION CORP. I
Security	81723H108				Meeting Type	Special
Ticker Symbol	SNRH				Meeting Date	09-Dec-2022
ISIN	US81723H1086				Agenda	935740933 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Proposal: Amend the Company's
Amended and Restated Certificate of Incorporation
pursuant to an amendment to the Charter in the form set
forth in Annex A of the accompanying proxy statement to
extend the date by which the Company must either (i)
consummate a merger, amalgamation, share exchange,
asset acquisition, share purchase, reorganization or
similar business combination, which we refer to as our
initial Business Combination, or (ii) cease its operations,
except for the ...(due to space limits, see proxy material
for full proposal).			Management		For	For
2.	The Adjournment Proposal: Approve the adjournment of
the Special Meeting to a later date or dates, if necessary,
to permit further solicitation and vote of proxies in the
event that there are insufficient votes for, or otherwise in
connection with, the approval of the Extension Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	48,836	0	07-Dec-2022	07-Dec-2022
BRIGHT LIGHTS ACQUISITION CORP
Security	10920K101				Meeting Type	Special
Ticker Symbol	BLTS				Meeting Date	12-Dec-2022
ISIN	US10920K1016				Agenda	935730968 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Amendment Proposal - To amend Bright Lights
Acquisition Corp.'s (the "Company") Amended and
Restated Certificate of Incorporation (the "Charter") in the
form set forth in Annex A of the accompanying proxy
statement.			Management		For	For
2.	The Adjournment Proposal - To approve the adjournment
of the Special Meeting from time to time to solicit
additional proxies in favor of the Amendment Proposal or
if otherwise determined by the chairperson of the Special
Meeting to be necessary or appropriate.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	11,234	0	08-Dec-2022	08-Dec-2022
TASTEMAKER ACQUISITION CORP.
Security	876545104				Meeting Type	Special
Ticker Symbol	TMKR				Meeting Date	12-Dec-2022
ISIN	US8765451047				Agenda	935741012 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - Amend the Company's
Amended and Restated Certificate of Incorporation to
allow the Company, without another stockholder vote, to
extend the date by which the Company must (i)
consummate a merger, capital stock exchange, asset
acquisition, stock purchase, reorganization or similar
business combination involving the Company and one or
more businesses, which we refer to as a "business
combination", or (ii) cease its operations if it fails to
complete such ...(due to space limits,see proxy material
for full proposal).			Management		For	For
2.	Adjournment Proposal - Adjourn the special meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the
approval of the Extension Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	33,890	0	08-Dec-2022	08-Dec-2022
KKR ACQUISITION HOLDINGS I CORP.
Security	48253T109				Meeting Type	Special
Ticker Symbol	KAHC				Meeting Date	12-Dec-2022
ISIN	US48253T1097				Agenda	935741062 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1A.	Extension Proposal: A proposal to amend the Company's
amended and restated certificate of incorporation (the
"charter") to extend the date by which the Company has
to consummate a business combination for an additional
nine (9) months, from March 19, 2023 to December 19,
2023 (such period, the "Extension Period").			Management		For	For
1B.	Elective Early Wind-Up Proposal: A proposal to amend the Company's charter to permit our board of directors (the "Board") to elect to wind up our operations prior to December 19, 2023.		Management		For	For
2.	Trust Amendment Proposal: A proposal to amend the
Company's investment management trust agreement,
dated as of March 19, 2021, by and between the
Company and Continental Stock Transfer & Trust
Company, to extend the date by which the Company has
to consummate a business combination from March 19,
2023 to December 19, 2023, or such earlier date as
determined by our Board.			Management		For	For
3.	Adjournment Proposal: A proposal to approve the
adjournment of the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Extension
Proposal, the Elective Early Wind-Up Proposal and the
Trust Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	98,332	0	08-Dec-2022	08-Dec-2022
BIG SKY GROWTH PARTNERS, INC.
Security	08954L102				Meeting Type	Special
Ticker Symbol	BSKY				Meeting Date	12-Dec-2022
ISIN	US08954L1026				Agenda	935745147 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	To amend the Company's Amended and Restated
Certificate of Incorporation to amend the date by which
the Company must cease its operations except for the
purpose of winding up if it fails to complete a merger,
capital stock exchange, asset acquisition, stock
purchase, reorganization or similar business combination
with one or more businesses, and redeem all of the
shares of Class A Common Stock, par value $0.0001 per
share, of the Company, included as part of the units sold
in the Company's ...(due to space limits, see proxy
material for full proposal).			Management		For	For
2.	To amend the Investment Management Trust Agreement,
dated April 28, 2021, by and between the Company and
Continental Stock Transfer & Trust Company, a New
York limited purpose trust company, as trustee, to
change the date on which Continental must commence
liquidation of the trust account established in connection
with the IPO (the "Trust Account") to the Amended
Termination Date.			Management		For	For
3.	To approve the adjournment of the Special Meeting from
time to time to solicit additional proxies in favor of the
previous proposals or if otherwise determined by the
chairperson of the Special Meeting to be necessary or
appropriate.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	23,844	0	08-Dec-2022	08-Dec-2022
SPECIAL OPPORTUNITIES FUND, INC
Security	84741T104				Meeting Type	Annual
Ticker Symbol	SPE				Meeting Date	14-Dec-2022
ISIN	US84741T1043				Agenda	935737392 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
1	Mr. Andrew Dakos				Split	Split
2	Mr. Ben Harris				Split	Split
3	Mr. Gerald Hellerman				Split	Split
4	Mr. Charles Walden				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	226,250	0	13-Dec-2022	13-Dec-2022
LONGVIEW ACQUISITION CORP II
Security	54319Q113				Meeting Type	Special
Ticker Symbol	LGVWS				Meeting Date	14-Dec-2022
ISIN	US54319Q1132				Agenda	935739308 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date that the Company has to consummate a
business combination from March 23, 2023 to September
23, 2023 or such earlier date determined by the
Company's board of directors (the "Board') and publicly
announced by the Company.			Management		For	For
2.	Trust Amendment Proposal: Amend the Company's
Investment Trust Management Agreement, dated March
18, 2021 (the "Trust Agreement"), by and between the
Company and Continental Stock Transfer & Trust
Company, a New York limited purpose trust company, as
trustee ("ContinentaI") to change the date that
Continental must commence liquidation of the trust
account to the earliest of (i) the Company's completion of
an initial business combination, (ii) September 23, 2023,
and (iii) such earlier date determined by the Board.			Management		For	For
3.	Adjournment Proposal: Adjourn the Stockholder Meeting
to a later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal l and/or Proposal 2, if the Board
determines before the Stockholder Meeting that it is not
necessary or no longer desirable to proceed with
Proposal 1 and/or Proposal 2, or if otherwise determined
by the chairperson of the Stockholder Meeting to be
necessary or appropriate.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	805	0	12-Dec-2022	12-Dec-2022
LONGVIEW ACQUISITION CORP II
Security	54319Q105				Meeting Type	Special
Ticker Symbol	LGV				Meeting Date	14-Dec-2022
ISIN	US54319Q1058				Agenda	935739308 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date that the Company has to consummate a
business combination from March 23, 2023 to September
23, 2023 or such earlier date determined by the
Company's board of directors (the "Board') and publicly
announced by the Company.			Management		For	For
2.	Trust Amendment Proposal: Amend the Company's
Investment Trust Management Agreement, dated March
18, 2021 (the "Trust Agreement"), by and between the
Company and Continental Stock Transfer & Trust
Company, a New York limited purpose trust company, as
trustee ("ContinentaI") to change the date that
Continental must commence liquidation of the trust
account to the earliest of (i) the Company's completion of
an initial business combination, (ii) September 23, 2023,
and (iii) such earlier date determined by the Board.			Management		For	For
3.	Adjournment Proposal: Adjourn the Stockholder Meeting
to a later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal l and/or Proposal 2, if the Board
determines before the Stockholder Meeting that it is not
necessary or no longer desirable to proceed with
Proposal 1 and/or Proposal 2, or if otherwise determined
by the chairperson of the Stockholder Meeting to be
necessary or appropriate.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	4,025	0	12-Dec-2022	12-Dec-2022
ADVANCED MERGER PARTNERS, INC.
Security	00777J109				Meeting Type	Special
Ticker Symbol	AMPI				Meeting Date	14-Dec-2022
ISIN	US00777J1097				Agenda	935739310 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment Proposal - To adopt an amendment
to our amended and restated certificate of incorporation
in the form attached to the Accompanying proxy
statement as Annex A to (i) accelerate the date by which
we must consummate our initial business combination
from March 4, 2023 to the time and date immediately
following the filing of such amendment with the Secretary
of State of the State of Delaware, or the Accelerated
Termination Date, (ii) remove the Redemption Limitation
(as ...(due to space limits, see proxy material for full
proposal).			Management		For	For
2.	Trust Amendment Proposal - To amend our investment
management trust agreement, dated March 1, 2021, with
Continental Stock Transfer & Trust Company, as trustee,
or the Trust Agreement, pursuant to an amendment in the
form attached to the Accompanying proxy statement as
Annex B, to accelerate the date on which the trustee
must commence liquidation of the trust account
established in connection with our initial public offering to the time and date immediately following the Accelerated
Termination Date.			Management		For	For
3.	Adjournment Proposal - To approve one or more
adjournments of the meeting from time to time, if
necessary or appropriate (as determined by our board of
directors or the chairperson of the meeting), including to
solicit additional proxies to vote in favor of the other items of business identified above, in the event that there are
insufficient votes at the time of the meeting to establish a quorum or approve the first and second items of business
identified above.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	630	0	12-Dec-2022	12-Dec-2022
ADVANCED MERGER PARTNERS, INC.
Security	00777J208				Meeting Type	Special
Ticker Symbol	AMPIU				Meeting Date	14-Dec-2022
ISIN	US00777J2087				Agenda	935739310 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment Proposal - To adopt an amendment
to our amended and restated certificate of incorporation
in the form attached to the Accompanying proxy
statement as Annex A to (i) accelerate the date by which
we must consummate our initial business combination
from March 4, 2023 to the time and date immediately
following the filing of such amendment with the Secretary
of State of the State of Delaware, or the Accelerated
Termination Date, (ii) remove the Redemption Limitation
(as ...(due to space limits, see proxy material for full
proposal).			Management		For	For
2.	Trust Amendment Proposal - To amend our investment
management trust agreement, dated March 1, 2021, with
Continental Stock Transfer & Trust Company, as trustee,
or the Trust Agreement, pursuant to an amendment in the
form attached to the Accompanying proxy statement as
Annex B, to accelerate the date on which the trustee
must commence liquidation of the trust account
established in connection with our initial public offering to the time and date immediately following the Accelerated
Termination Date.			Management		For	For
3.	Adjournment Proposal - To approve one or more
adjournments of the meeting from time to time, if
necessary or appropriate (as determined by our board of
directors or the chairperson of the meeting), including to
solicit additional proxies to vote in favor of the other items of business identified above, in the event that there are
insufficient votes at the time of the meeting to establish a quorum or approve the first and second items of business
identified above.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	4	0	12-Dec-2022	12-Dec-2022
COVA ACQUISITION CORP.
Security	G2554Y104				Meeting Type	Special
Ticker Symbol	COVA				Meeting Date	14-Dec-2022
ISIN	KYG2554Y1044				Agenda	935740185 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to consider and
vote upon, as an ordinary resolution, a proposal to
approve and authorize the Agreement and Plan of
Merger, dated as of May 26, 2022 by and among COVA
Acquisition Corp., a Cayman Islands exempted company
("COVA"), ECARX Holdings Inc., a Cayman Islands
exempted company (the "Company" or "ECARX"), Ecarx
Temp Limited, a wholly-owned subsidiary of ECARX
("Merger Sub 1"), and Ecarx&Co Limited, a wholly-owned
subsidiary of ECARX ("Merger Sub 2"), ...(due to space
limits, see proxy material for full proposal).			Management		For	For
2.	The Merger Proposal - to consider and vote upon, as a
special resolution, a proposal to approve and authorize
the First Merger and the First Plan of Merger,
substantially in the form attached to the proxy
statement/prospectus as Annex C.			Management		For	For
3.	The Adjournment Proposal - to consider and vote upon,
as an ordinary resolution, a proposal to adjourn the
extraordinary general meeting to a later date or dates to
be determined by the chairman of the extraordinary
general meeting, if necessary, to permit further
solicitation and vote of proxies if, based upon the
tabulated vote at the time of the extraordinary general
meeting, there are not sufficient votes to approve one or
more proposals presented to shareholders for a vote.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	4,342	0	12-Dec-2022	12-Dec-2022
MONUMENT CIRCLE ACQUISITION CORP.
Security	61531M101				Meeting Type	Special
Ticker Symbol	MON				Meeting Date	14-Dec-2022
ISIN	US61531M1018				Agenda	935741808 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: A proposal to amend
the Company's amended and restated certificate of
incorporation to extend the date by which the Company
would be required to consummate a business
combination from January 19, 2023 to July 19, 2023.			Management		For	For
2.	Liquidation Amendment Proposal: A proposal to amend
the Company's amended and restated certificate of
incorporation to permit the Board, in its sole discretion, to elect to wind up our operations on an earlier date than
July 19, 2023 (including prior to January 19, 2023).			Management		For	For
3.	Trust Amendment Proposal: A proposal to amend the
Company's investment management trust agreement,
dated as of January 13, 2021, by and between the
Company and Continental Stock Transfer & Trust
Company, to extend the date by which the Company
would be required to consummate a business
combination from January 19, 2023 to July 19, 2023, or
such earlier date as determined by the Board, in its sole
discretion.			Management		For	For
4.	Auditor Ratification Proposal: Ratification of the selection of WithumSmith+Brown, PC by the audit committee of the
Company's board of directors to serve as the Company's
independent registered public accounting firm for the year
ending December 31, 2022.			Management		For	For
5.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
Proposal 1, Proposal 2, Proposal 3 or Proposal 4.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	2,448	0	12-Dec-2022	12-Dec-2022
26 CAPITAL ACQUISITION CORP.
Security	90138P100				Meeting Type	Special
Ticker Symbol	ADER				Meeting Date	14-Dec-2022
ISIN	US90138P1003				Agenda	935741872 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from January 20,
2023 to October 20, 2023 (or such earlier date as
determined by the Board).			Management		For	For
2.1	Election of Class I Director to serve until the annual
meeting of stockholders of the Company to be held in
2025 or until a successor is elected and qualified or their
earlier resignation or removal: Rafi Ashkenazi			Management		For	For
2.2	Election of Class I Director to serve until the annual
meeting of stockholders of the Company to be held in
2025 or until a successor is elected and qualified or their
earlier resignation or removal: J. Randall Waterfield			Management		For	For
3.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
Proposal 1 or Proposal 2.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	6,044	0	12-Dec-2022	12-Dec-2022
OSIRIS ACQUISITION CORP.
Security	68829A103				Meeting Type	Special
Ticker Symbol	OSI				Meeting Date	14-Dec-2022
ISIN	US68829A1034				Agenda	935743701 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	A proposal to amend the Company's amended and
restated certificate of incorporation to extend the date by
which the Company must (i) consummate a merger,
capital stock exchange, asset acquisition, stock
purchase, reorganization or similar business combination
involving the Company and one or more businesses,
which we refer to as a "business combination", (ii) cease
its operations if it fails to complete such business
combination, and (iii) redeem or repurchase 100% of the
Company's Class A common stock included as part of the
units.			Management		For	For
2.	A proposal to approve the adjournment of the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection
with, the approval of Proposal 1.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	47,892	0	12-Dec-2022	12-Dec-2022
LAZARD GROWTH ACQUISITION CORP I
Security	G54035103				Meeting Type	Annual
Ticker Symbol	LGAC				Meeting Date	15-Dec-2022
ISIN	KYG540351031				Agenda	935733130 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
2.	Auditor Ratification Proposal - An ordinary resolution, to
ratify the selection by our audit committee of Marcum LLP
as the Company's independent registered public
accounting firm for the Company's fiscal year ending
December 31, 2022.			Management		For	For
3.	Adjournment Proposal - an ordinary resolution, to
approve the adjournment of the Annual General Meeting
to a later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Director Election Proposal or Auditor
Ratification Proposal, which will only be presented at the
Annual General Meeting if, based on the tabulated votes,
there are not sufficient votes at the time of Annual
General Meeting to approve the aforementioned
proposals.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	40,000	0	12-Dec-2022	12-Dec-2022
GORES TECHNOLOGY PARTNERS, INC.
Security	382870202				Meeting Type	Special
Ticker Symbol	GTPAU				Meeting Date	15-Dec-2022
ISIN	US3828702023				Agenda	935744424 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	To amend the Company's Amended and Restated
Certificate of Incorporation (the "Charter") by adopting an
amendment to the Charter in the form set forth in Annex
A of the proxy statement (the "Charter Amendment") to
accelerate the date by which the Company must cease
all operations, except for the purpose of winding up, if it
fails to complete a merger, capital stock exchange, asset
acquisition, stock purchase, reorganization or similar
business combination with one or more businesses, from
....(due to space limits, see proxy material for full
proposal).			Management		For	For
2.	To amend the Investment Management Trust Agreement,
dated March 16, 2021 (the "Trust Agreement"), by and
between the Company and Computershare Trust
Company, N.A., as trustee ("Computershare"), pursuant
to an amendment to the Trust Agreement in the form set
forth in Annex B of the proxy statement, to change the
date on which Computershare must commence
liquidation of the trust account established in connection
with the Company's initial public offering to the Amended
Termination Date (the "Trust Amendment Proposal")			Management		For	For
3.	To allow the chairman of the Special Meeting to adjourn
the Special Meeting to a later date or dates, if necessary,
for the absence of a quorum, to solicit additional proxies
from Company stockholders to approve the Charter
Amendment Proposal and/or the Trust Amendment
Proposal or to ensure that any supplement or
amendment to the accompanying proxy
statement/prospectus is timely provided to Company
stockholders			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	5,000	0	12-Dec-2022	12-Dec-2022
GORES TECHNOLOGY PARTNERS, INC.
Security	382870103				Meeting Type	Special
Ticker Symbol	GTPA				Meeting Date	15-Dec-2022
ISIN	US3828701033				Agenda	935744424 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	To amend the Company's Amended and Restated
Certificate of Incorporation (the "Charter") by adopting an
amendment to the Charter in the form set forth in Annex
A of the proxy statement (the "Charter Amendment") to
accelerate the date by which the Company must cease
all operations, except for the purpose of winding up, if it
fails to complete a merger, capital stock exchange, asset
acquisition, stock purchase, reorganization or similar
business combination with one or more businesses, from
....(due to space limits, see proxy material for full
proposal).			Management		For	For
2.	To amend the Investment Management Trust Agreement,
dated March 16, 2021 (the "Trust Agreement"), by and
between the Company and Computershare Trust
Company, N.A., as trustee ("Computershare"), pursuant
to an amendment to the Trust Agreement in the form set
forth in Annex B of the proxy statement, to change the
date on which Computershare must commence
liquidation of the trust account established in connection
with the Company's initial public offering to the Amended
Termination Date (the "Trust Amendment Proposal")			Management		For	For
3.	To allow the chairman of the Special Meeting to adjourn
the Special Meeting to a later date or dates, if necessary,
for the absence of a quorum, to solicit additional proxies
from Company stockholders to approve the Charter
Amendment Proposal and/or the Trust Amendment
Proposal or to ensure that any supplement or
amendment to the accompanying proxy
statement/prospectus is timely provided to Company
stockholders			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	50,000	0	12-Dec-2022	12-Dec-2022
GORES TECHNOLOGY PARTNERS II, INC.
Security	38287L206				Meeting Type	Special
Ticker Symbol	GTPBU				Meeting Date	15-Dec-2022
ISIN	US38287L2060				Agenda	935744436 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	To amend the Company's Amended and Restated
Certificate of Incorporation (the "Charter") by adopting an
amendment to the Charter in the form set forth in Annex
A of the proxy statement (the "Charter Amendment") to
accelerate the date by which the Company must cease
all operations, except for the purpose of winding up, if it
fails to complete a merger, capital stock exchange, asset
acquisition, stock purchase, reorganization or similar
business combination with one or more businesses, from
....(due to space limits,see proxy material for full
proposal).			Management		For	For
2.	To amend the Investment Management Trust Agreement,
dated March 16, 2021 (the "Trust Agreement"), by and
between the Company and Computershare Trust
Company, N.A., as trustee ("Computershare"), pursuant
to an amendment to the Trust Agreement in the form set
forth in Annex B of the proxy statement, to change the
date on which Computershare must commence
liquidation of the trust account established in connection
with the Company's initial public offering to the Amended
Termination Date (the "Trust Amendment Proposal").			Management		For	For
3.	To allow the chairman of the Special Meeting to adjourn
the Special Meeting to a later date or dates, if necessary,
for the absence of a quorum, to solicit additional proxies
from Company stockholders to approve the Charter
Amendment Proposal and/or the Trust Amendment
Proposal or to ensure that any supplement or
amendment to the accompanying proxy
statement/prospectus is timely provided to Company
stockholders.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	5,000	0	12-Dec-2022	12-Dec-2022
GORES TECHNOLOGY PARTNERS II, INC.
Security	38287L107				Meeting Type	Special
Ticker Symbol	GTPB				Meeting Date	15-Dec-2022
ISIN	US38287L1070				Agenda	935744436 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	To amend the Company's Amended and Restated
Certificate of Incorporation (the "Charter") by adopting an
amendment to the Charter in the form set forth in Annex
A of the proxy statement (the "Charter Amendment") to
accelerate the date by which the Company must cease
all operations, except for the purpose of winding up, if it
fails to complete a merger, capital stock exchange, asset
acquisition, stock purchase, reorganization or similar
business combination with one or more businesses, from
....(due to space limits,see proxy material for full
proposal).			Management		For	For
2.	To amend the Investment Management Trust Agreement,
dated March 16, 2021 (the "Trust Agreement"), by and
between the Company and Computershare Trust
Company, N.A., as trustee ("Computershare"), pursuant
to an amendment to the Trust Agreement in the form set
forth in Annex B of the proxy statement, to change the
date on which Computershare must commence
liquidation of the trust account established in connection
with the Company's initial public offering to the Amended
Termination Date (the "Trust Amendment Proposal").			Management		For	For
3.	To allow the chairman of the Special Meeting to adjourn
the Special Meeting to a later date or dates, if necessary,
for the absence of a quorum, to solicit additional proxies
from Company stockholders to approve the Charter
Amendment Proposal and/or the Trust Amendment
Proposal or to ensure that any supplement or
amendment to the accompanying proxy
statement/prospectus is timely provided to Company
stockholders.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	65,570	0	12-Dec-2022	12-Dec-2022
GORES HOLDINGS VII, INC.
Security	38286T200				Meeting Type	Special
Ticker Symbol	GSEVU				Meeting Date	15-Dec-2022
ISIN	US38286T2006				Agenda	935745111 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	To amend the Company's Amended and Restated
Certificate of Incorporation (the "Charter") by adopting an
amendment to the Charter in the form set forth in Annex
A of the proxy statement (the "Charter Amendment") to
accelerate the date by which the Company must cease
all operations, except for the purpose of winding up, if it
fails to complete a merger, capital stock exchange, asset
acquisition, stock purchase, reorganization or similar
business combination with one or more businesses, from
....(due to space limits, see proxy material for full
proposal).			Management		For	For
2.	To amend the Investment Management Trust Agreement,
dated February 25, 2021 (the "Trust Agreement"), by and
between the Company and Computershare Trust
Company, N.A., as trustee ("Computershare"), pursuant
to an amendment to the Trust Agreement in the form set
forth in Annex B of the proxy statement, to change the
date on which Computershare must commence
liquidation of the trust account established in connection
with the Company's initial public offering to the Amended
Termination Date (the "Trust Amendment Proposal")			Management		For	For
3.	To allow the chairman of the Special Meeting to adjourn
the Special Meeting to a later date or dates, if necessary,
for the absence of a quorum, to solicit additional proxies
from Company stockholders to approve the Charter
Amendment Proposal and/or the Trust Amendment
Proposal or to ensure that any supplement or
amendment to the accompanying proxy
statement/prospectus is timely provided to Company
stockholders			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	118,100	0	12-Dec-2022	12-Dec-2022
GORES HOLDINGS VII, INC.
Security	38286T101				Meeting Type	Special
Ticker Symbol	GSEV				Meeting Date	15-Dec-2022
ISIN	US38286T1016				Agenda	935745111 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	To amend the Company's Amended and Restated
Certificate of Incorporation (the "Charter") by adopting an
amendment to the Charter in the form set forth in Annex
A of the proxy statement (the "Charter Amendment") to
accelerate the date by which the Company must cease
all operations, except for the purpose of winding up, if it
fails to complete a merger, capital stock exchange, asset
acquisition, stock purchase, reorganization or similar
business combination with one or more businesses, from
....(due to space limits, see proxy material for full
proposal).			Management		For	For
2.	To amend the Investment Management Trust Agreement,
dated February 25, 2021 (the "Trust Agreement"), by and
between the Company and Computershare Trust
Company, N.A., as trustee ("Computershare"), pursuant
to an amendment to the Trust Agreement in the form set
forth in Annex B of the proxy statement, to change the
date on which Computershare must commence
liquidation of the trust account established in connection
with the Company's initial public offering to the Amended
Termination Date (the "Trust Amendment Proposal")			Management		For	For
3.	To allow the chairman of the Special Meeting to adjourn
the Special Meeting to a later date or dates, if necessary,
for the absence of a quorum, to solicit additional proxies
from Company stockholders to approve the Charter
Amendment Proposal and/or the Trust Amendment
Proposal or to ensure that any supplement or
amendment to the accompanying proxy
statement/prospectus is timely provided to Company
stockholders			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	36,060	0	12-Dec-2022	12-Dec-2022
ACCELERATE ACQUISITION CORP.
Security	00439D102				Meeting Type	Special
Ticker Symbol	AAQC				Meeting Date	15-Dec-2022
ISIN	US00439D1028				Agenda	935745200 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Redemption Limit Elimination Proposal: Amend the
Company's amended and restated certificate of
incorporation to (i) eliminate the requirement that the
Company retain at least $5,000,001 of net tangible
assets following the redemption of Public Shares in
connection with a Business Combination and certain
amendments of the Certificate of Incorporation and (ii)
allow the Company to remove up to $100,000 of interest
earned on the amount on deposit in the Trust Account.			Management		For	For
2.	Early Termination Proposal: Amend the Certificate of
Incorporation to change the date by which the Company
must consummate a Business Combination from March
22, 2023 to such other date as shall be determined by the
Board and publicly announced by the Company, provided
that such other date shall be no sooner than the date of
the effectiveness of the amendment to the Certificate of
Incorporation pursuant to the General Corporation Law of
the State of Delaware and no later than December 30,
2022.			Management		For	For
3.	Early Termination Trust Amendment Proposal: Amend
the Investment Management Trust Agreement, dated
March 17, 2021 to change the date on which Continental
must commence liquidation of the trust account from the
Original Termination Date to the Early Termination Date.			Management		For	For
4.	Adjournment Proposal: Adjourn the Stockholder Meeting
to a later date or dates, if necessary, to permit further
solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of common stock to
constitute a quorum necessary to conduct business at the
Stockholder Meeting or at the time of the Stockholder
Meeting to approve the Redemption Limit Elimination
Proposal, the Early Termination Proposal or the Early
Termination Trust Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	27,090	0	12-Dec-2022	12-Dec-2022
B. RILEY PRINCIPAL 250 MERGER CORP.
Security	05602L203				Meeting Type	Annual
Ticker Symbol	BRIVU				Meeting Date	16-Dec-2022
ISIN	US05602L2034				Agenda	935739803 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1a.	Election of Class I Director to serve until the annual meeting: Samuel McBride		Management		For	For
1b.	Election of Class I Director to serve until the annual meeting: Timothy Presutti		Management		For	For
2.	To ratify the appointment of Marcum LLP as the Company's independent registered public accounting firm for the year ending December 31, 2022.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	2,380	0	13-Dec-2022	13-Dec-2022
PHOENIX BIOTECH ACQUISITION CORP.
Security	71902K105				Meeting Type	Special
Ticker Symbol	PBAX				Meeting Date	16-Dec-2022
ISIN	US71902K1051				Agenda	935740971 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Charter Amendment Proposal - to amend the
amended and restated certificate of incorporation
("charter") to (a) extend the date by which Company has
to consummate an initial business combination
("business combination period") for an additional six
months, (b) provide our board the ability to further extend
the date by which Company has to consummate a
business combination up to three additional times for one
month each time, for a maximum of six additional
months, (c) allow for the Company to provide redemption
rights to public stockholders.			Management		For	For
2.	The Trust Amendment Proposal - to amend the
Company's investment management trust agreement,
dated as of October 5, 2021 (the "Trust Agreement"), by
and between the Company and Continental Stock
Transfer & Trust Company (in such capacity, the
"Trustee"), to (i) extend the business combination period
from January 8, 2023 to April 8, 2023 and up to three
times for an additional one month each time from April 8,
2023, to May 8, 2023, June 8, 2023 or July 8, 2023.			Management		For	For
3.	The Adjournment Proposal - to adjourn the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection with, the approval of the Charter Amendment Proposal
and Trust Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	10,588	0	13-Dec-2022	13-Dec-2022
GLASS HOUSES ACQUISITION CORP.
Security	37714P202				Meeting Type	Special
Ticker Symbol	GLHAU				Meeting Date	16-Dec-2022
ISIN	US37714P2020				Agenda	935741985 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Redemption Limit Elimination Proposal: To amend the
Company's amended and restated certificate of
incorporation (the "Certificate of Incorporation") to
eliminate the requirement that the Company retain at
least $5,000,001 of net tangible assets following the
redemption of the Company's Class A common stock, par
value $0.0001 per share, in connection with a Business
Combination (as defined in the Certificate of
Incorporation) and certain amendments of the Certificate
of ...(due to space limits,see proxy material for full
proposal).			Management		For	For
2.	Early Termination Proposal: To amend the Certificate of
Incorporation to change the date by which the Company
must consummate a Business Combination from March
25, 2023 (the "Original Termination Date") to such other
date as shall be determined by the board of directors of
the Company and publicly announced by the Company,
provided that such other date shall be no sooner than the
date of the effectiveness of the amendment to the
Certificate of Incorporation pursuant to the General
....(due to space limits,see proxy material for full
proposal).			Management		For	For
3.	Adjournment Proposal: To adjourn the Stockholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of common stock
represented (either in person or by proxy) to constitute a
quorum necessary to conduct business at the
Stockholder Meeting or at the time of the Stockholder
Meeting to approve the Redemption Limit Elimination
Proposal or the Early Termination Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	3,999	0	13-Dec-2022	13-Dec-2022
GOLDEN FALCON ACQUISITION CORP.
Security	38102H109				Meeting Type	Special
Ticker Symbol	GFX				Meeting Date	16-Dec-2022
ISIN	US38102H1095				Agenda	935742975 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Charter Amendment Proposal: To amend our
amended and restated certificate of incorporation, in the
form set forth as Annex A to the accompanying proxy
statement (the "Charter Amendment"), to extend the date
by which the Company has to consummate a business
combination (the "Extension") for an additional six
months, from December 22, 2022 to June 22, 2023 or
such earlier date as determined by the Company's board
of directors (such later date, the "Extended Date").			Management		For	For
2.	The Trust Amendment Proposal: To amend the
Investment Management Trust Agreement, dated as of
December 17, 2020, by and between the Company and
Continental Stock Transfer & Trust Company, in the form
set forth as Annex B to the accompanying proxy
statement, to provide for the Extension to the Extended
Date pursuant to the Charter Amendment.			Management		For	For
3a.	Re-election of Director: Isabelle Amiel Azoulai		Management		For	For
3b.	Re-election of Director: Mikael Breuer-Weil		Management		For	For
4.	Ratification of Selection of Independent Registered Public
Accounting Firm: To ratify the selection by our Audit
Committee of Marcum LLP to serve as the Company's
independent registered public accounting firm for the
fiscal year ending December 31, 2022.			Management		For	For
5.	The Adjournment Proposal: To direct the chairman of the
Special Meeting to adjourn the Special Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies if, based upon the tabulated vote at
the time of the Special Meeting, there are not sufficient
votes to approve one or more of the foregoing proposals
or the board of directors determines before the Special
Meeting that it is not necessary or no longer desirable to
proceed with the Charter Amendment Proposal and the
Trust Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	2,528	0	13-Dec-2022	13-Dec-2022
KL ACQUISITION CORP.
Security	49837C109				Meeting Type	Special
Ticker Symbol	KLAQ				Meeting Date	16-Dec-2022
ISIN	US49837C1099				Agenda	935745666 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment Proposal: A proposal to approve the
adoption of an amendment (the "Charter Amendment") to
the Company's Amended and Restated Certificate of
Incorporation (the "Charter"), as set forth in Annex A of
the Proxy Statement, to change the date by which the
Company must either (i) consummate an initial business
combination or (ii) cease all operations, except for the
purpose of winding up, and, subject to and in accordance
with the Charter, redeem all of the shares of Class A
....(due to space limits,see proxy material for full
proposal).			Management		For	For
2.	The Trust Amendment Proposal: A proposal to approve
the adoption of an amendment to the Investment
Management Trust Agreement, dated January 7, 2021,
by and between the Company and Continental Stock
Transfer & Trust Company, as trustee ("Continental"), as
set forth in Annex B of the Proxy Statement, to change
the date on which Continental must commence
liquidation of the trust account to the Amended
Termination Date.			Management		For	For
3.	Adjournment Proposal: A proposal to approve the
adjournment of the Special Meeting from time to time, if
necessary, to solicit additional proxies in favor of
Proposal No. 1 and/or Proposal No. 2 or if otherwise
determined by the chairperson of the Special Meeting to
be necessary or appropriate.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	1,404	0	13-Dec-2022	13-Dec-2022
KL ACQUISITION CORP.
Security	49837C208				Meeting Type	Special
Ticker Symbol	KLAQU				Meeting Date	16-Dec-2022
ISIN	US49837C2089				Agenda	935745666 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment Proposal: A proposal to approve the
adoption of an amendment (the "Charter Amendment") to
the Company's Amended and Restated Certificate of
Incorporation (the "Charter"), as set forth in Annex A of
the Proxy Statement, to change the date by which the
Company must either (i) consummate an initial business
combination or (ii) cease all operations, except for the
purpose of winding up, and, subject to and in accordance
with the Charter, redeem all of the shares of Class A
....(due to space limits,see proxy material for full
proposal).			Management		For	For
2.	The Trust Amendment Proposal: A proposal to approve
the adoption of an amendment to the Investment
Management Trust Agreement, dated January 7, 2021,
by and between the Company and Continental Stock
Transfer & Trust Company, as trustee ("Continental"), as
set forth in Annex B of the Proxy Statement, to change
the date on which Continental must commence
liquidation of the trust account to the Amended
Termination Date.			Management		For	For
3.	Adjournment Proposal: A proposal to approve the
adjournment of the Special Meeting from time to time, if
necessary, to solicit additional proxies in favor of
Proposal No. 1 and/or Proposal No. 2 or if otherwise
determined by the chairperson of the Special Meeting to
be necessary or appropriate.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	2	0	13-Dec-2022	13-Dec-2022
D&Z MEDIA ACQUISITION CORP.
Security	23305Q106				Meeting Type	Special
Ticker Symbol	DNZ				Meeting Date	19-Dec-2022
ISIN	US23305Q1067				Agenda	935737746 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Charter Amendment Proposal: To amend the
Company's amended and restated certificate of
incorporation, in the form set forth as Annex A to the
accompanying proxy statement, to extend the date by
which the Company must consummate an initial business
combination from January 28, 2023 to October 31, 2023
or such earlier date as determined by the Company's
board of directors (the "Board") (the "Charter Amendment
Proposal").			Management		For	For
2.	The Trust Amendment Proposal: To amend the
Investment Management Trust Agreement, dated as of
January 25, 2021, by and between the Company and
Continental Stock Transfer & Trust Company, in the form
set forth as Annex B to the accompanying proxy
statement, to provide for the Extension to the Extended
Date pursuant to the Charter Amendment (the "Trust
Amendment Proposal").			Management		For	For
3.1	To re-elect director to the Board, with each such director
to serve until the third annual meeting of stockholders
following the Special Meeting or until his successor is
elected and qualified: Scott Kurnit			Management		For	For
3.2	To re-elect director to the Board, with each such director
to serve until the third annual meeting of stockholders
following the Special Meeting or until his successor is
elected and qualified: David Panton			Management		For	For
4.	The Auditor Ratification Proposal - To ratify the selection
by the Company's audit committee of Marcum LLP to
serve as the Company's independent registered public
accounting firm for the fiscal year ending December 31,
2022.			Management		For	For
5.	The Adjournment Proposal - To direct the chairman of the
Special Meeting to adjourn the Special Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies if, based upon the tabulated vote at
the time of the Special Meeting, there are not sufficient
votes to approve one or more of the foregoing proposals
or the Board determines before the Special Meeting that
it is not necessary or no longer desirable to proceed with
the Charter Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	1,062	0	29-Nov-2022	29-Nov-2022
OYSTER ENTERPRISES ACQUISITION CORP.
Security	69242M104				Meeting Type	Special
Ticker Symbol	OSTR				Meeting Date	19-Dec-2022
ISIN	US69242M1045				Agenda	935745236 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Charter Amendment Proposal - To permit the
Company to liquidate and wind up early by amending the
Company's Amended and Restated Certificate of
Incorporation (the "Charter") to (i) amend the date by
which the Company must consummate a merger, capital
stock exchange, asset acquisition, stock purchase,
reorganization or similar business combination, which we
refer to as our initial business combination, from January
22, 2023 (the "Original Termination Date") to such other
....(due to space limits,see proxy material for full
proposal).			Management		For	For
2.	The Trust Amendment Proposal - To amend the
Investment Management Trust Agreement, dated
January 19, 2021, by and between the Company and
Continental Stock Transfer & Trust Company, a New
York corporation, as trustee to change the date on which
Continental must commence liquidation of the Trust
Account established in connection with the Company's
initial public offering from the Original Termination Date to the Amended Termination Date (the "Early Termination
Trust Amendment Proposal").			Management		For	For
3.	The Adjournment Proposal - To approve the adjournment
of the Special Meeting from time to time to solicit
additional proxies in favor of the Charter Amendment
Proposal and Early Termination Trust Amendment
Proposal or if otherwise determined by the chairperson of
the Special Meeting to be necessary or appropriate.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	18,142	0	13-Dec-2022	13-Dec-2022
AF ACQUISITION CORP.
Security	001040104				Meeting Type	Special
Ticker Symbol	AFAQ				Meeting Date	19-Dec-2022
ISIN	US0010401042				Agenda	935746163 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment Proposal: A proposal to amend the
Company's amended and restated certificate of
incorporation to extend the date by which the Company
would be required to consummate a Business
Combination from March 23, 2023 to August 23, 2023.			Management		For	For
2.	Liquidation Amendment Proposal: A proposal to amend
the Company's amended and restated certificate of
incorporation to permit the Board, in its sole discretion, to elect to wind up our operations on an earlier date than
August 23, 2023 (including prior to March 23, 2023).			Management		For	For
3.	Trust Amendment Proposal: A proposal to amend the
Company's investment management trust agreement,
dated as of March 18, 2021, by and between the
Company and Continental Stock Transfer & Trust
Company. to extend the date by which the Company
would be required to consummate a business
combination from March 23, 2023 to August 23, 2023, or
such earlier date as determined by the Board, in its sole
discretion.			Management		For	For
4.	Auditor Ratification Proposal: Ratification of the selection of Marcum LLP by the audit committee of the Company's
board of directors to serve as the Company's
independent registered public accounting firm for the year
ending December 31, 2022.			Management		For	For
5.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
Proposal 1, Proposal 2, Proposal 3 or Proposal 4.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	41,970	0	12-Dec-2022	12-Dec-2022
SIZZLE ACQUISITION CORP.
Security	83014E109				Meeting Type	Special
Ticker Symbol	SZZL				Meeting Date	19-Dec-2022
ISIN	US83014E1091				Agenda	935746694 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from February 8,
2023 to August 8, 2023 (or such earlier date as
determined by the Board).			Management		For	For
2a.	To re-elect the following director as Class I director (to
serve until the annual meeting of stockholders of the
Company to be held in 2025 or until a successor is
elected and qualified or their earlier resignation or
removal): David Perlin			Management		For	For
2b.	To re-elect the following director as Class I director (to
serve until the annual meeting of stockholders of the
Company to be held in 2025 or until a successor is
elected and qualified or their earlier resignation or
removal): Carolyn Trabuco			Management		For	For
3.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
Proposal 1 or Proposal 2.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	83,236	0	13-Dec-2022	13-Dec-2022
SIZZLE ACQUISITION CORP.
Security	83014E208				Meeting Type	Special
Ticker Symbol	SZZLU				Meeting Date	19-Dec-2022
ISIN	US83014E2081				Agenda	935746694 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from February 8,
2023 to August 8, 2023 (or such earlier date as
determined by the Board).			Management		For	For
2a.	To re-elect the following director as Class I director (to
serve until the annual meeting of stockholders of the
Company to be held in 2025 or until a successor is
elected and qualified or their earlier resignation or
removal): David Perlin			Management		For	For
2b.	To re-elect the following director as Class I director (to
serve until the annual meeting of stockholders of the
Company to be held in 2025 or until a successor is
elected and qualified or their earlier resignation or
removal): Carolyn Trabuco			Management		For	For
3.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
Proposal 1 or Proposal 2.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	1	0	13-Dec-2022	13-Dec-2022
COLICITY INC.
Security	194170205				Meeting Type	Special
Ticker Symbol	COLIU				Meeting Date	20-Dec-2022
ISIN	US1941702052				Agenda	935744525 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Charter Amendment Proposal: To approve the
adoption of an amendment to the Company's Charter to,
among other things, change the date by which the
Company must cease all operations to the later of (x)
December 20, 2022 or (y) the date of effectiveness of the
amendment to the Company's Amended and Restated
Certificate of Incorporation.			Management		For	For
2.	The Trust Amendment Proposal - To approve an
amendment to the Trust Agreement for the Company's
public shareholders to effectively change the date on
which the trustee must commence liquidation of the trust
account to the later of (x) December 20, 2022 or (y) the
date of effectiveness of the amendment to the Company's
Amended and Restated Certificate of Incorporation.			Management		For	For
3.	Adjournment Proposal: A proposal to approve the
adjournment of the Special Meeting from time to time to
solicit additional proxies in favor of the Charter
Amendment Proposal or the Trust Amendment Proposal
or if otherwise determined by the chairperson of the
Special Meeting to be necessary or appropriate (the
"Adjournment Proposal").			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	4	0	13-Dec-2022	13-Dec-2022
COLICITY INC.
Security	194170106				Meeting Type	Special
Ticker Symbol	COLI				Meeting Date	20-Dec-2022
ISIN	US1941701062				Agenda	935744525 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Charter Amendment Proposal: To approve the
adoption of an amendment to the Company's Charter to,
among other things, change the date by which the
Company must cease all operations to the later of (x)
December 20, 2022 or (y) the date of effectiveness of the
amendment to the Company's Amended and Restated
Certificate of Incorporation.			Management		For	For
2.	The Trust Amendment Proposal - To approve an
amendment to the Trust Agreement for the Company's
public shareholders to effectively change the date on
which the trustee must commence liquidation of the trust
account to the later of (x) December 20, 2022 or (y) the
date of effectiveness of the amendment to the Company's
Amended and Restated Certificate of Incorporation.			Management		For	For
3.	Adjournment Proposal: A proposal to approve the
adjournment of the Special Meeting from time to time to
solicit additional proxies in favor of the Charter
Amendment Proposal or the Trust Amendment Proposal
or if otherwise determined by the chairperson of the
Special Meeting to be necessary or appropriate (the
"Adjournment Proposal").			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	1,705	0	13-Dec-2022	13-Dec-2022
ARGUS CAPITAL CORP.
Security	04026L204				Meeting Type	Special
Ticker Symbol	ARGUU				Meeting Date	20-Dec-2022
ISIN	US04026L2043				Agenda	935745212 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Charter Amendment Proposal: to amend the
Company's Amended and Restated Certificate of
Incorporation (the "Charter") by adopting an amendment
to the Charter in the form set forth in Annex A of
accompanying proxy statement together with the
"Charter," the "Amended Charter") to accelerate date by
which the Company must cease all operations, except for
the purpose of winding up, if it fails to complete a merger, capital stock exchange, asset acquisition, stock
purchase, reorganization or similar business combination
with one or more businesses.			Management		For	For
2.	The Trust Amendment Proposal: to amend the
Investment Management Trust Agreement, dated 09, 21,
2021 (the "Trust Agreement"), the Company and
Continental Stock Transfer & Trust Company, as trustee
("Continental"), pursuant to an amendment to the Trust
Agreement in the form set forth in Annex B of
accompanying proxy statement (the "Trust Amendment")
to change the date on which Continental must commence
liquidation of the trust account (the "Trust Account")
established in connection with the Company's initial
public offering to the Amended Termination Date.			Management		For	For
3.	The Adjournment Proposal: to consider and vote upon a
proposal to allow the chairman of the Special Meeting to
adjourn the Special Meeting to a later date, if necessary,
for the absence of a quorum, to solicit additional proxies
from Company stockholders to approve the Charter
Amendment Proposal and/or the Trust Amendment
Proposal or to ensure that any supplement or
amendment to the accompanying proxy
statement/prospectus is timely provided to Company
stockholders.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	14,068	0	13-Dec-2022	13-Dec-2022
ALPHA STAR ACQUISITION CORPORATION
Security	G0230C108				Meeting Type	Annual
Ticker Symbol	ALSA				Meeting Date	20-Dec-2022
ISIN	KYG0230C1087				Agenda	935746024 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1)	DIRECTOR		Management
1	Zhe Zhang				For	For
2	Guojian Chen				For	For
3	Xiaofeng Zhou				For	For
4	Huei-Ching Huang				For	For
5	Patrick Swint				For	For
2)	Ratification of Appointment of Independent Auditor: To ratify the appointment of UHY LLP as the Company's independent registered public accounting firm for the 2022 fiscal year.		Management		For	For
3)	Adjournment Proposal: To direct the chairman of the
Annual General Meeting to adjourn the Annual General
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Annual General Meeting,
there are not sufficient votes to approve the Proposals 1
and 2.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	27,690	0	13-Dec-2022	13-Dec-2022
CORNER GROWTH ACQUISITION CORP.
Security	G2425N105				Meeting Type	Special
Ticker Symbol	COOL				Meeting Date	20-Dec-2022
ISIN	KYG2425N1051				Agenda	935746668 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Proposal - Amend the Company's amended
and restated memorandum and articles of association to
(i) extend the date that the Company has to consummate
a business combination from December 21, 2022 to June
21, 2023 (the "Extended Date"), or such earlier time that
shall be determined by the Directors in their sole
discretion, pursuant to the following resolution:
"RESOLVED, as a special resolution, that: i) Article 49.7
of the Articles of Association of the Company be deleted
in its ...(due to space limits, see proxy material for full
proposal).			Management		For	For
2.	Trust Amendment Proposal - Amend the Company's
Investment Trust Management Agreement, dated as of
December 16, 2020 (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Trust Company, a New York limited purpose trust
company, as trustee ("Continental") to change the date
that Continental must commence liquidation of the trust
account to the earliest of (i) the Company s completion of
an initial business combination, (ii) June 21, 2023, and
(iii) such ...(due to space limits, see proxy material for full
proposal).			Management		For	For
3.	Adjournment Proposal - Adjourn the Extraordinary
General Meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in
connection with, the approval of Proposal 1 and/or 2
pursuant to the following resolution: RESOLVED, as an
ordinary resolution, that, in the event that, based on the
tabulated votes, there are not sufficient votes at the time
of the Extraordinary General ...(due to space limits, see
proxy material for full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	6,261	0	13-Dec-2022	13-Dec-2022
SPINDLETOP HEALTH ACQUISITION CORP
Security	84854Q103				Meeting Type	Special
Ticker Symbol	SHCA				Meeting Date	20-Dec-2022
ISIN	US84854Q1031				Agenda	935746670 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment: To permit the Company to liquidate
and wind up early by amending the Company's Amended
and Restated Certificate of Incorporation in the form set
forth in Annex A of the accompanying proxy statement.			Management		For	For
2.	The Trust Amendment Proposal: To amend the
Investment Management Trust Agreement, dated
November 3, 2021, by and between the Company and
Continental Stock Transfer & Trust Company, as trustee,
pursuant to an amendment to the Trust Agreement in the
form set forth in Annex B of the accompanying proxy
statement to change the date on which Continental must
commence liquidation of the Trust Account established in
connection with the Company's initial public offering to
the Amended Termination Date.			Management		For	For
3.	Adjournment: To adjourn the Special Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies if, based upon the tabulated vote at
the time of the Special Meeting, there are insufficient
votes from shares of the Company's holders of the
Common Stock to approve the Charter Amendment
Proposal and Trust Amendment Proposal or if otherwise
determined by the chairperson of the Special Meeting to
be necessary or appropriate.			Management		For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	12,804	0	13-Dec-2022	13-Dec-2022
OPY ACQUISITION CORP I
Security	671005106				Meeting Type	Special
Ticker Symbol	OHAA				Meeting Date	20-Dec-2022
ISIN	US6710051060				Agenda	935746745 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Charter Amendment Proposal: To amend our
amended and restated certificate of incorporation (the
"charter") to extend the initial period of time by which we
have to consummate an initial business combination from
April 29, 2023 to October 30, 2023, (the "New
Termination Date") pursuant to an amendment in the
form set forth in Annex A of the accompanying proxy
statement (the "Charter Amendment Proposal").			Management		For	For
2.1	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal:
Jonathan B. Siegel			Management		For	For
2.2	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal:
David R. Epstein			Management		For	For
2.3	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal: Kim
D. Blickenstaff			Management		For	For
2.4	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal:
Jonathan B. Fassberg			Management		For	For
2.5	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal:
Barbara L. Weber			Management		For	For
3.	The Adjournment Proposal: To approve one or more adjournments of the special meeting from time to time, if requested by the chairman of the special meeting.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	57,200	0	13-Dec-2022	13-Dec-2022
OPY ACQUISITION CORP I
Security	671005205				Meeting Type	Special
Ticker Symbol	OHAAU				Meeting Date	20-Dec-2022
ISIN	US6710052050				Agenda	935746745 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Charter Amendment Proposal: To amend our
amended and restated certificate of incorporation (the
"charter") to extend the initial period of time by which we
have to consummate an initial business combination from
April 29, 2023 to October 30, 2023, (the "New
Termination Date") pursuant to an amendment in the
form set forth in Annex A of the accompanying proxy
statement (the "Charter Amendment Proposal").			Management		For	For
2.1	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal:
Jonathan B. Siegel			Management		For	For
2.2	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal:
David R. Epstein			Management		For	For
2.3	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal: Kim
D. Blickenstaff			Management		For	For
2.4	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal:
Jonathan B. Fassberg			Management		For	For
2.5	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal:
Barbara L. Weber			Management		For	For
3.	The Adjournment Proposal: To approve one or more adjournments of the special meeting from time to time, if requested by the chairman of the special meeting.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	60,423	0	13-Dec-2022	13-Dec-2022
CLASS ACCELERATION CORP.
Security	18274B106				Meeting Type	Special
Ticker Symbol	CLAS				Meeting Date	20-Dec-2022
ISIN	US18274B1061				Agenda	935748369 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: A proposal to amend
the Company's amended and restated certificate of
incorporation to extend the date by which the Company
would be required to consummate a business
combination from January 20, 2023 to June 20, 2023.			Management		For	For
2.	Liquidation Amendment Proposal: A proposal to amend
the Company's second amended and restated certificate
of incorporation to permit the Board, in its sole discretion, to elect to wind up our operations on an earlier date than
June 20, 2023 (including prior to January 20, 2023).			Management		For	For
3.	Trust Amendment Proposal: A proposal to amend the
Company's investment management trust agreement,
dated as of January 14, 2021, by and between the
Company and Continental Stock Transfer & Trust
Company, to extend the date by which the Company
would be required to consummate a business
combination from January 20, 2023 to June 20, 2023, or
such earlier date as determined by the Board, in its sole
discretion.			Management		For	For
4.	Auditor Ratification Proposal: Ratification of the selection of Marcum LLP by the audit committee of the Company's
board of directors to serve as the Company's
independent registered public accounting firm for the year
ending December 31, 2022.			Management		For	For
5.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
Proposal 1, Proposal 2, Proposal 3 or Proposal 4.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	6,044	0	13-Dec-2022	13-Dec-2022
MOUNTAIN CREST ACQUISITION CORP. V
Security	62404B107				Meeting Type	Special
Ticker Symbol	MCAG				Meeting Date	20-Dec-2022
ISIN	US62404B1070				Agenda	935748915 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	EXTENSION AMENDMENT - APPROVAL OF AN
AMENDMENT TO THE COMPANY'S AMENDED AND
RESTATED CERTIFICATE OF INCORPORATION TO
EXTEND THE DATE BY WHICH THE COMPANY HAS
TO CONSUMMATE A BUSINESS COMBINATION
FROM 2/16/2023 TO 5/16/2023.			Management		For	For
2.	TRUST AMENDMENT - APPROVAL OF AN
AMENDMENT TO THE COMPANY'S INVESTMENT
MANAGEMENT TRUST AGREEMENT, DATED AS OF
11/12/2021 (THE "TRUST AGREEMENT"), WITH
CONTINENTAL STOCK TRANSFER & TRUST
COMPANY TO PROVIDE THAT THE COMPANY'S TIME
TO COMPLETE ITS INITIAL BUSINESS COMBINATION
UNDER THE TRUST AGREEMENT SHALL BE
EXTENDED FROM 2/16/2023 TO 5/16/2023 & TO THE
EXTENT THE COMPANY'S AMENDED & RESTATED
CERTIFICATE OF INCORPORATION IS AMENDED TO
EXTEND THE PERIOD BY DEPOSITING INTO THE
TRUST ACCOUNT $300,000 FOR THE EXTENSION.			Management		For	For
3.	ADJOURNMENT - APPROVAL TO DIRECT THE
CHAIRMAN OF THE SPECIAL MEETING TO ADJOURN
THE MEETING TO A LATER DATE OR DATES, IF
NECESSARY, TO PERMIT FURTHER SOLICITATION
AND VOTE OF PROXIES IF, BASED UPON THE
TABULATED VOTE AT THE TIME OF THE MEETING,
THERE ARE NOT SUFFICIENT VOTES TO APPROVE
PROPOSAL 1 AND PROPOSAL 2.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	67,514	0	13-Dec-2022	13-Dec-2022
SPORTSTEK ACQUISITION CORP.
Security	849196100				Meeting Type	Special
Ticker Symbol	SPTK				Meeting Date	20-Dec-2022
ISIN	US8491961004				Agenda	935749917 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from February 19,
2023 to August 19, 2023 (or such earlier date as
determined by the Board).			Management		For	For
2.	Auditor Ratification Proposal: Ratification of the selection of WithumSmith+Brown, PC by the audit committee of the
Company's board of directors to serve as the Company's
independent registered public accounting firm for the year
ending December 31, 2022.			Management		For	For
3.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
Proposal 1 or Proposal 2.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	12,736	0	19-Dec-2022	19-Dec-2022
OMNILIT ACQUISITION CORP.
Security	68218C207				Meeting Type	Special
Ticker Symbol	OLITU				Meeting Date	21-Dec-2022
ISIN	US68218C2070				Agenda	935741973 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - to amend the
Company's amended and restated certificate of
incorporation by allowing us to extend (the "Extension")
the date by which we have to consummate a business
combination (the "Combination Period") for an additional
nine (9) months, from February 12, 2023 (the date which
is 15 months from the closing date of our initial public
offering of our units (the "IPO") to November 12, 2023,
(the "Extended Date").			Management		For	For
2.	The Trust Amendment Proposal - to amend the
Investment Management Trust Agreement, dated
November 8, 2021, (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Company (the "Trustee"), pursuant to an amendment to
the Trust Agreement in the form set forth in Annex B of
the accompanying proxy statement (the "Trust
Amendment"), to authorize the Extension and its
implementation by the Company.			Management		For	For
3.	The Adjournment Proposal - to approve the adjournment
of the Special Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
foregoing proposals. The Adjournment Proposal will only
be presented at the Special Meeting if there are not
sufficient votes to approve the Extension Amendment
Proposal or the Trust Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	91,745	0	08-Dec-2022	08-Dec-2022
GRAF ACQUISITION CORP. IV
Security	384272100				Meeting Type	Special
Ticker Symbol	GFOR				Meeting Date	21-Dec-2022
ISIN	US3842721009				Agenda	935743737 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: A proposal to amend
the Company's amended and restated certificate of
incorporation (the "Charter"), in the form set forth in
Annex A to the accompanying Proxy Statement, to
extend the date by which the Company must
consummate a Business Combination (as defined below)
from May 25, 2023 to September 29, 2023 (the
"Extension", and such later date, the "Extended Date")
(the "Extension Amendment Proposal").			Management		For	For
2.	Non-Sponsor CFO Compensation Proposal: A proposal
to approve the payment by the Company, directly or
indirectly, of $16,667.00 per month base cash
compensation, to the Company's Chief Financial Officer
("CFO"), who is not a member of the Sponsor (as defined
below), plus any related taxes (including, without
limitation, Medicare and social security), governmental
payments and health care benefits, for services rendered
to the Company as an employee, contractor or otherwise
from May 6, 2022.			Management		For	For
3.	Health Care Benefits Proposal: A proposal to approve the
payment by the Company, directly or indirectly, of up to
$6,000.00 per month in aggregate for health care benefits
to be provided to three of the Company's executive
officers, the Chief Executive Officer, the Executive Vice
President, General Counsel and Secretary and the
Executive Vice President, Strategy, from the date of
approval of this proposal through the Company's closing
of a Business Combination (the "Health Care Benefits
Proposal").			Management		For	For
4.	Adjournment Proposal: A proposal to approve the
adjournment of the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of any of the
Extension Amendment Proposal, the Non-Sponsor CFO
Compensation Proposal or the Health Care Benefits
Proposal, or to provide additional time to effectuate the
Extension (the "Adjournment Proposal").			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	48,320	0	19-Dec-2022	19-Dec-2022
GRAF ACQUISITION CORP. IV
Security	384272209				Meeting Type	Special
Ticker Symbol	GFORU				Meeting Date	21-Dec-2022
ISIN	US3842722098				Agenda	935743737 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: A proposal to amend
the Company's amended and restated certificate of
incorporation (the "Charter"), in the form set forth in
Annex A to the accompanying Proxy Statement, to
extend the date by which the Company must
consummate a Business Combination (as defined below)
from May 25, 2023 to September 29, 2023 (the
"Extension", and such later date, the "Extended Date")
(the "Extension Amendment Proposal").			Management		For	For
2.	Non-Sponsor CFO Compensation Proposal: A proposal
to approve the payment by the Company, directly or
indirectly, of $16,667.00 per month base cash
compensation, to the Company's Chief Financial Officer
("CFO"), who is not a member of the Sponsor (as defined
below), plus any related taxes (including, without
limitation, Medicare and social security), governmental
payments and health care benefits, for services rendered
to the Company as an employee, contractor or otherwise
from May 6, 2022.			Management		For	For
3.	Health Care Benefits Proposal: A proposal to approve the
payment by the Company, directly or indirectly, of up to
$6,000.00 per month in aggregate for health care benefits
to be provided to three of the Company's executive
officers, the Chief Executive Officer, the Executive Vice
President, General Counsel and Secretary and the
Executive Vice President, Strategy, from the date of
approval of this proposal through the Company's closing
of a Business Combination (the "Health Care Benefits
Proposal").			Management		For	For
4.	Adjournment Proposal: A proposal to approve the
adjournment of the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of any of the
Extension Amendment Proposal, the Non-Sponsor CFO
Compensation Proposal or the Health Care Benefits
Proposal, or to provide additional time to effectuate the
Extension (the "Adjournment Proposal").			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	4	0	19-Dec-2022	19-Dec-2022
HENNESSY CAPITAL INVESTMENT CORP V
Security	42589T107				Meeting Type	Special
Ticker Symbol	HCIC				Meeting Date	21-Dec-2022
ISIN	US42589T1079				Agenda	935746682 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from January 20,
2023 to July 20, 2023 (or such earlier date as determined
by the Board).			Management		For	For
2.	Auditor Ratification Proposal: Ratification of the selection of Withum by the audit committee of the Company's
board of directors to serve as the Company's
independent registered public accounting firm for the year
ending December 31, 2022.			Management		For	For
3.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
Proposal 1 or Proposal 2.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	53,420	0	19-Dec-2022	19-Dec-2022
GARDINER HEALTHCARE ACQUISITIONS CORP.
Security	365506104				Meeting Type	Special
Ticker Symbol	GDNR				Meeting Date	21-Dec-2022
ISIN	US3655061048				Agenda	935746719 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Charter Amendment Proposal - A proposal to amend
Gardiner Healthcare's amended and restated certificate
of incorporation to allow us to extend the date by which
we have to consummate a business combination (the
"Combination Period") for an additional three months,
from December 27, 2022 (the date which is 12 months
from the closing date of our initial public offering of our
units) to March 27, 2023.			Management		For	For
2.	The Trust Amendment Proposal - A proposal to amend
the Investment Management Trust Agreement, dated
December 21, 2021, by and between Continental Stock
Transfer & Trust Company and Gardiner Healthcare, to
allow us to extend the Combination Period for an
additional three (3) months, from December 27, 2022 to
March 27, 2023.			Management		For	For
3a.	Re-election of Director: Marc F. Pelletier		Management		For	For
3b.	Re-election of Director: Paul R. McGuirk		Management		For	For
3c.	Re-election of Director: Janelle R. Anderson		Management		For	For
3d.	Re-election of Director: Frank C. Sciavolino		Management		For	For
3e.	Re-election of Director: James P. Linton		Management		For	For
3f.	Re-election of Director: Thomas F. Ryan, Jr.		Management		For	For
3g.	Re-election of Director: Matthew Rossen		Management		For	For
4.	The Auditor Proposal - A proposal to ratify the selection
by our Audit Committee of BDO USA, LLP to serve as the
Company's independent registered public accounting firm
for the fiscal year ending December 31, 2022.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	67,312	0	19-Dec-2022	19-Dec-2022
APEIRON CAPITAL INVESTMENT CORP.
Security	03752A200				Meeting Type	Special
Ticker Symbol	APNU				Meeting Date	21-Dec-2022
ISIN	US03752A2006				Agenda	935746721 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from February 12,
2023 to August 14, 2023 (or such earlier date as
determined by the Board).			Management		For	For
2.	Director Election Proposal: To elect the following director
as a Class I director (to serve until the annual meeting of
stockholders of the Company to be held in 2025 or until a
successor is elected and qualified or his earlier
resignation or removal): Charles Aggouras			Management		For	For
3.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
Proposal 1 or Proposal 2.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	7,852	0	19-Dec-2022	19-Dec-2022
MOUNT RAINIER ACQUISITION CORP.
Security	623006103				Meeting Type	Special
Ticker Symbol	RNER				Meeting Date	21-Dec-2022
ISIN	US6230061037				Agenda	935747696 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	EXTENSION AMENDMENT: APPROVAL OF AN
AMENDMENT TO THE COMPANY'S AMENDED AND
RESTATED CERTIFICATE OF INCORPORATION TO
EXTEND THE DATE BY WHICH THE COMPANY HAS
TO CONSUMMATE A BUSINESS COMBINATION
FROM JANUARY 7, 2023 TO MARCH 1, 2023.			Management		For	For
2.	NTA REQUIREMENT AMENDMENT: APPROVAL OF
AN AMENDMENT TO THE COMPANY'S AMENDED
AND RESTATED CERTIFICATE OF INCORPORATION
TO EXPAND THE METHODS THAT THE COMPANY
MAY EMPLOY TO NOT BECOME SUBJECT TO THE
"PENNY STOCK" RULES OF THE SECURITIES AND
EXCHANGE COMMISSION.			Management		For	For
3.	ADJOURNMENT: APPROVAL TO DIRECT THE
CHAIRPERSON OF THE SPECIAL MEETING TO
ADJOURN THE SPECIAL MEETING TO A LATER DATE
OR DATES, IF NECESSARY, TO PERMIT FURTHER
SOLICITATION AND VOTE OF PROXIES IF, BASED
UPON THE TABULATED VOTE AT THE TIME OF THE
MEETING, THERE ARE NOT SUFFICIENT VOTES TO
APPROVE THE FOREGOING PROPOSALS.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	49,577	0	19-Dec-2022	19-Dec-2022
INTERPRIVATE III FINANCIAL PARTNERS INC.
Security	46064R106				Meeting Type	Special
Ticker Symbol	IPVF				Meeting Date	21-Dec-2022
ISIN	US46064R1068				Agenda	935748408 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	A proposal to amend the Company's Amended and
Restated Certificate of Incorporation (the "charter") to
extend the date by which the Company must
consummate a business combination (as defined below)
(the "Extension") from March 9, 2023 (the date which is
24 months from the closing date of the Company's initial
public offering of our units (the "IPO")) to April 9, 2023
(the date that is 25 months from the closing date of the
IPO) (the "Extended Date"), please refer to the proxy
statement for full proposal language.			Management		For	For
2.	A proposal to amend the Company's charter to permit the
Company's board of directors (the Board, in its sole
discretion, to elect to wind up the Company's operations
on an earlier date than the Extended Date or Additional
Extended Date, as applicable (including prior to the
Current Outside Date), as determined by our Board and
included in a public announcement.			Management		For	For
3.	A proposal to approve the adjournment of the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes to approve the Extension
Amendment Proposal or if we determine that additional
time is necessary to effectuate the Extension (the
"Adjournment Proposal").			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	5,335	0	19-Dec-2022	19-Dec-2022
RELATIVITY ACQUISITION CORP.
Security	75944B205				Meeting Type	Special
Ticker Symbol	RACYU				Meeting Date	21-Dec-2022
ISIN	US75944B2051				Agenda	935748422 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation as
proposed in Annex A to the proxy statement to extend the
date by which the Company has to consummate a
Business Combination from February 15, 2023 to August
15, 2023 (or such earlier date as determined by the
Board).			Management		For	For
2.	Adjournment Proposal: A proposal to approve the
adjournment of the Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Extension Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	37,808	0	19-Dec-2022	19-Dec-2022
EQ HEALTH ACQUISITION CORP.
Security	26886A101				Meeting Type	Special
Ticker Symbol	EQHA				Meeting Date	21-Dec-2022
ISIN	US26886A1016				Agenda	935748434 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Charter Amendment Proposal - To permit the
Company to liquidate and wind up early by amending the
Amended and Restated Certificate of Incorporation in the
form set forth in Annex A of the accompanying proxy
statement to (i) change the date by which the Company
must consummate a merger, capital stock exchange,
asset acquisition, stock purchase, reorganization or
similar business combination, (ii) change the date by
which the Company must consummate an initial business
combination or cease all operations, (iii) remove the
Redemption Limitation.			Management		For	For
2.	The Trust Amendment Proposal - To amend the
Investment Management Trust Agreement, dated
January 28, 2021, by and between the Company and
Continental Stock Transfer & Trust Company, as trustee,
pursuant to an amendment to the Trust Agreement in the
form set forth in Annex B of the accompanying proxy
statement to change the date on which Continental must
commence liquidation of the Trust Account established in
connection with the Company's initial public offering to
the Amended Termination Date.			Management		For	For
3.	The Adjournment Proposal - To adjourn the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Special Meeting, there
are insufficient votes from shares of the Company's
holders of the Common Stock to approve the Charter
Amendment Proposal and the Trust Amendment
Proposal or if otherwise determined by the chairperson of
the Special Meeting to be necessary or appropriate.			Management		For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	4,348	0	19-Dec-2022	19-Dec-2022
7GC & CO HOLDINGS INC.
Security	81786A107				Meeting Type	Special
Ticker Symbol	VII				Meeting Date	21-Dec-2022
ISIN	US81786A1079				Agenda	935748547 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment: Proposal Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from December
28, 2022 to June 28, 2023 (or such earlier date as
determined by the Board).			Management		For	For
2.1	Election of Class I Director to serve until the annual meeting of stockholders of the Company to be held in 2025: Patrick Eggen		Management		For	For
2.2	Election of Class I Director to serve until the annual meeting of stockholders of the Company to be held in 2025: Tripp Jones		Management		For	For
3.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
Proposal 1 or Proposal 2.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	2,490	0	13-Dec-2022	13-Dec-2022
EDIFY ACQUISITION CORP.
Security	28059Q103				Meeting Type	Special
Ticker Symbol	EAC				Meeting Date	21-Dec-2022
ISIN	US28059Q1031				Agenda	935748927 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	EXTENSION AMENDMENT - To amend the Company's
Amended and Restated Certificate of Incorporation to
allow the Company to extend the date by which the
Company must consummate a business combination (as
defined below) (the "Extension").			Management		For	For
2.	TERMINATION AMENDMENT - To amend the
Investment Management Trust Agreement, dated
January 14, 2021, by and between the Company and
Continental Stock Transfer & Trust Company (the
"Trustee"), to allow the Company to extend the date on
which the Trustee must liquidate the trust account
established by the Company in connection with the IPO
(the "trust account").			Management		For	For
3.	ADJOURNMENT - To approve the adjournment of the
special meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension
Amendment Proposal or the Trust Amendment Proposal
or if the Company determines that additional time is
necessary to effectuate the Extension.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	28,306	0	19-Dec-2022	19-Dec-2022
ACHARI VENTURES HOLDINGS CORP. I
Security	00444X101				Meeting Type	Special
Ticker Symbol	AVHI				Meeting Date	22-Dec-2022
ISIN	US00444X1019				Agenda	935745589 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Charter Amendment: To amend (the "Charter
Amendment") Achari's amended and restated certificate
of incorporation (the "charter"), which currently provides
that Achari has the option to extend the period by which it
must consummate a business combination for a total of
three months, from January 19, 2023 (the "Original
Termination Date") to April 19, 2023 (the "Original
Extended Date").			Management		For	For
2.	The Trust Amendment: To amend (the "Trust
Amendment" and together with the Charter Amendment,
the "Extension Amendments") the Investment
Management Trust Agreement entered into in connection
with Achari's initial public offering ("IPO"), dated October
14, 2021, by and between Continental Stock Transfer &
Trust Company (the "Trustee") and Achari (the "Trust
Agreement").			Management		For	For
3.	Adjournment: To approve the adjournment of the special
meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection with, the approval of the Charter Amendment Proposal
and the Trust Amendment Proposal. The Adjournment
Proposal will only be presented at the special meeting if
there are not sufficient votes to approve the Charter
Amendment Proposal and the Trust Amendment
Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	28,748	0	13-Dec-2022	13-Dec-2022
CF ACQUISITION CORP. IV
Security	12520T102				Meeting Type	Special
Ticker Symbol	CFIV				Meeting Date	22-Dec-2022
ISIN	US12520T1025				Agenda	935747103 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a business combination from December 28,
2022 to June 28, 2023 or such earlier date as determined
by the board of directors.			Management		For	For
2.	Adjournment Proposal: Adjourn the Special Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the
approval of Proposal 1.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	2,490	0	20-Dec-2022	20-Dec-2022
ASTREA ACQUISITION CORP.
Security	04637C106				Meeting Type	Special
Ticker Symbol	ASAX				Meeting Date	22-Dec-2022
ISIN	US04637C1062				Agenda	935748511 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment Proposal: To adopt an amendment
to our amended and restated certificate of incorporation
in the form attached to the accompanying proxy
statement as Annex A to (i) change the date by which we
must consummate our initial business combination from
February 8, 2023 (the "Original Termination Date") to the
time and date immediately following the filing of such
amendment with the Secretary of State of the State of
Delaware, or the Accelerated Termination Date, (ii)
remove the ...(due to space limits, see proxy material for
full proposal).			Management		For	For
2.	Trust Amendment Proposal: To amend our investment
management trust agreement, dated February 3, 2021,
with Continental Stock Transfer & Trust Company, as
trustee pursuant to an amendment in the form attached to
the accompanying proxy statement as Annex B, to
change the date on which the trustee must commence
liquidation of the trust account established in connection
with our initial public offering to the time and date
immediately following the Accelerated Termination Date.			Management		For	For
3.	Adjournment Proposal: To approve one or more
adjournments of the meeting from time to time, if
necessary or appropriate (as determined by our board of
directors or the chairperson of the meeting), including to
solicit additional proxies to vote in favor of the other items of business identified above, in the event that there are
insufficient votes at the time of the meeting to establish a quorum or approve the first and second items of business
identified above.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	10,062	0	20-Dec-2022	20-Dec-2022
PROPERTY SOLUTIONS ACQUISITION CORP. II
Security	74350A108				Meeting Type	Special
Ticker Symbol	PSAG				Meeting Date	22-Dec-2022
ISIN	US74350A1088				Agenda	935749979 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment Proposal: To amend the Company's
Amended and Restated Certificate of Incorporation (the
"Charter") pursuant to an amendment to the Charter in
the form set forth in Annex A of the accompanying proxy
statement (the "Charter Amendment") to amend the date
by which the Company must cease its operations except
for the purpose of winding up ("Business Combination"),
and redeem all of the shares of Class A Common Stock,
par value $0.0001 per share, of the Company ("Class A
Common Stock") (the "Charter Amendment Proposal").			Management		For	For
2.	The Trust Amendment Proposal: To amend the
Investment Management Trust Agreement, dated March
3, 2021 (the "Trust Agreement"), by & between the
Company & Continental Stock Transfer & Trust
Company, a New York limited purpose trust company, as
trustee ("Continental"), pursuant to an amendment to the
Trust Agreement in the form set forth in Annex B of the
accompanying Proxy Statement (the "Trust Amendment"
& together with the Charter Amendment, the
"Amendments").			Management		For	For
3.	The Adjournment Proposal: To approve the adjournment
of the Special Meeting from time to time to solicit
additional proxies in favor of the Amendment Proposals
or if otherwise determined by the chairperson of the
Special Meeting to be necessary or appropriate (the
"Adjournment Proposal").			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	60,168	0	20-Dec-2022	20-Dec-2022
PROPERTY SOLUTIONS ACQUISITION CORP. II
Security	74350A207				Meeting Type	Special
Ticker Symbol	PSAGU				Meeting Date	22-Dec-2022
ISIN	US74350A2078				Agenda	935749979 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment Proposal: To amend the Company's
Amended and Restated Certificate of Incorporation (the
"Charter") pursuant to an amendment to the Charter in
the form set forth in Annex A of the accompanying proxy
statement (the "Charter Amendment") to amend the date
by which the Company must cease its operations except
for the purpose of winding up ("Business Combination"),
and redeem all of the shares of Class A Common Stock,
par value $0.0001 per share, of the Company ("Class A
Common Stock") (the "Charter Amendment Proposal").			Management		For	For
2.	The Trust Amendment Proposal: To amend the
Investment Management Trust Agreement, dated March
3, 2021 (the "Trust Agreement"), by & between the
Company & Continental Stock Transfer & Trust
Company, a New York limited purpose trust company, as
trustee ("Continental"), pursuant to an amendment to the
Trust Agreement in the form set forth in Annex B of the
accompanying Proxy Statement (the "Trust Amendment"
& together with the Charter Amendment, the
"Amendments").			Management		For	For
3.	The Adjournment Proposal: To approve the adjournment
of the Special Meeting from time to time to solicit
additional proxies in favor of the Amendment Proposals
or if otherwise determined by the chairperson of the
Special Meeting to be necessary or appropriate (the
"Adjournment Proposal").			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	3	0	20-Dec-2022	20-Dec-2022
ADIT EDTECH ACQUISITION CORP
Security	007024102				Meeting Type	Special
Ticker Symbol	ADEX				Meeting Date	23-Dec-2022
ISIN	US0070241023				Agenda	935738457 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Proposal - To amend the Amended and
Restated Certificate of Incorporation (the "Charter") of
Adit EdTech Acquisition Corp. (the "Company"), to
authorize the Company to extend the date by which it
must consummate an initial business combination (as
defined in the Charter) up to six times at the election of
the Company's board of directors for an additional one
month each time (for a maximum of six one-month
extensions).			Management		For	For
2.	The Adjournment Proposal - To approve the adjournment
of the special meeting of stockholders of the Company to
a later date or dates, if necessary or appropriate, to
permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in
connection with, the approval of the Extension Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	28,640	0	12-Dec-2022	12-Dec-2022
DEEP MEDICINE ACQUISITION CORP.
Security	243733102				Meeting Type	Special
Ticker Symbol	DMAQ				Meeting Date	23-Dec-2022
ISIN	US2437331026				Agenda	935750352 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
second amended and restated certificate of incorporation
to extend the date by which the Company has to
consummate a Business Combination from January 29,
2023 to July 29, 2023 (or such earlier date as determined
by the Board).			Management		For	For
2.	Founder Share Amendment Proposal: Amend the
Company's second amended and restated certificate of
incorporation to grant holders of Founder Shares the right
to convert Founder Shares into Class A Common Stock
on a one-for-one basis prior to the closing of a Business
Combination.			Management		For	For
3.1	Director Election Proposal: Election of Class I Director (to
serve until the annual meeting of stockholders of the
Company to be held in 2024 or until a successor is
elected and qualified or their earlier resignation or
removal): Tina Spires			Management		For	For
3.2	Director Election Proposal: Election of Class I Director (to
serve until the annual meeting of stockholders of the
Company to be held in 2024 or until a successor is
elected and qualified or their earlier resignation or
removal): HongLiang Ren			Management		For	For
3.3	Director Election Proposal: Election of Class I Director (to
serve until the annual meeting of stockholders of the
Company to be held in 2024 or until a successor is
elected and qualified or their earlier resignation or
removal): John Chiang			Management		For	For
4.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
Proposal 1, Proposal 2,or Proposal 3.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	28,601	0	20-Dec-2022	20-Dec-2022
NEWBURY STREET ACQUISITION CORP.
Security	65101L104				Meeting Type	Annual
Ticker Symbol	NBST				Meeting Date	27-Dec-2022
ISIN	US65101L1044				Agenda	935750263 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Director Election Proposal: To elect the following
nominee as the Class A director (to serve until the annual
meeting of stockholders of the Company to be held in
2025 or until a successor is elected and qualified or his
earlier resignation or removal): Jennifer Vescio			Management		For	For
2.	Auditor Ratification Proposal: Ratification of the selection of Marcum LLP by the audit committee of the Company's
board of directors to serve as the Company's
independent registered public accounting firm for the year
ending December 31, 2022.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	42,162	0	20-Dec-2022	20-Dec-2022
PIVOTAL INVESTMENT CORPORATION III
Security	72582M106				Meeting Type	Special
Ticker Symbol	PICC				Meeting Date	28-Dec-2022
ISIN	US72582M1062				Agenda	935749309 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's amended and restated certificate of incorporation to extend the date that the Company has to consummate a business combination to August 11, 2023.		Management		For	For
2.	Adjournment Proposal: Approve the adjournment of the special meeting to a later date or dates, if the Company determines that additional time is necessary to effectuate the Extension.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	165	0	20-Dec-2022	20-Dec-2022
PIVOTAL INVESTMENT CORPORATION III
Security	72582M205				Meeting Type	Special
Ticker Symbol	PICCU				Meeting Date	28-Dec-2022
ISIN	US72582M2052				Agenda	935749309 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's amended and restated certificate of incorporation to extend the date that the Company has to consummate a business combination to August 11, 2023.		Management		For	For
2.	Adjournment Proposal: Approve the adjournment of the special meeting to a later date or dates, if the Company determines that additional time is necessary to effectuate the Extension.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	3	0	20-Dec-2022	20-Dec-2022
MDH ACQUISITION CORP.
Security	55283P106				Meeting Type	Special
Ticker Symbol	MDH				Meeting Date	29-Dec-2022
ISIN	US55283P1066				Agenda	935751621 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Charter Amendment Proposal - to consider and vote
upon a proposal to amend the Company's second
amended and restated certificate of incorporation (the
"Charter") pursuant to an amendment to the Charter in
the form set forth in Annex A to the accompanying Proxy
Statement (the "Charter Amendment") to change the date
by which the Company must cease all operation except
for the purpose of winding up if it fails to complete a
merger, capital stock exchange, asset acquisition, stock
purchase, ...(due to space limits, see proxy material for
full proposal).			Management		For	For
2.	The Trust Amendment Proposal - to consider and vote
upon a proposal to amend the Investment Management
Trust Agreement, effective as of February 1, 2021 (the
"Trust Agreement"), by and between the Company and
Continental Stock Transfer & Trust Company, as trustee
("Continental"), pursuant to an amendment to the Trust
Agreement in the form set forth in Annex B
accompanying the Proxy Statement (the "Trust
Amendment") to change the date on which Continental
must commence liquidation ...(due to space limits, see
proxy material for full proposal).			Management		For	For
3.	The Adjournment Proposal - to consider and vote upon a
proposal to adjourn the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of
the Special Meeting, there are not sufficient votes to
approve one or more proposals presented to
stockholders for vote (the "Adjournment Proposal").			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	16,912	0	20-Dec-2022	20-Dec-2022
PHP VENTURES ACQUISITION CORP.
Security	69291C106				Meeting Type	Special
Ticker Symbol	PPHP				Meeting Date	30-Dec-2022
ISIN	US69291C1062				Agenda	935751568 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to complete a
business combination from 2/16/2023 to 8/16/2023, or
such earlier date as determined by the Board of
Directors, provided that the Sponsor will deposit into the
Trust Account $0.0525 per share per month for each
such one-month extension until 8/16/2023, unless the
Closing of the Company's initial business combination
shall have occurred, which we refer to as the "Extension
Amendment Proposal."			Management		For	For
2.	Trust Amendment Proposal - Amend the Company's
Investment Management Trust Agreement, dated August
16, 2021, by and between the Company and Continental
Stock Transfer & Trust Company, (i) allowing the
Company to extend the business combination period
from February 16, 2023 to August 16, 2023, and (ii)
updating certain defined terms in the Trust Agreement.
This proposal is referred to as the "Trust Amendment
Proposal."			Management		For	For
3.	Adjournment Proposal - Approve the adjournment of the
Special Meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in
connection with, the approval of the Extension
Amendment Proposal and the Trust Amendment
Proposal, which we refer to as the "Adjournment
Proposal."			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	51,134	0	20-Dec-2022	20-Dec-2022
MOUNT RAINIER ACQUISITION CORP.
Security	623006103				Meeting Type	Special
Ticker Symbol	RNER				Meeting Date	04-Jan-2023
ISIN	US6230061037				Agenda	935750047 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to consider and
vote upon a proposal to approve and adopt the Business
Combination Agreement, a copy of which is attached to
the Proxy Statement/Prospectus as Annex A, and the
transactions contemplated therein, including the Business
Combination whereby Rover Merger Sub Inc., a
Delaware corporation, will merge with and into RNER,
with RNER surviving the merger as a wholly owned
subsidiary of HUB Cyber Security (Israel) Ltd., a
company organized under the laws of Israel ("HUB
Security").			Management		For	For
2.1	The Charter Proposals - to approve the following material
differences between RNER's amended and restated
certificate of incorporation (the "RNER Charter") and
HUB Security's amended and restated articles of
association (the "HUB Security Articles") to be effective
upon the consummation of the Business Combination:
The name of the new public entity will be "HUB Cyber
Security (Israel) Ltd." as opposed to "Mount Rainier
Acquisition Corp."			Management		For	For
2.2	The Charter Proposals - to approve the following material
differences between RNER's amended and restated
certificate of incorporation (the "RNER Charter") and
HUB Security's amended and restated articles of
association (the "HUB Security Articles") to be effective
upon the consummation of the Business Combination:
HUB Security's corporate existence is perpetual as
opposed to RNER's corporate existence terminating if a
business combination is not consummated within a
specified period of time.			Management		For	For
2.3	The Charter Proposals - to approve the following material
differences between RNER's amended and restated
certificate of incorporation (the "RNER Charter") and
HUB Security's amended and restated articles of
association (the "HUB Security Articles") to be effective
upon the consummation of the Business Combination:
The HUB Security Articles will not include the various
provisions applicable only to special purpose acquisition
corporations that the RNER Charter contains.			Management		For	For
3.	The Adjournment Proposal - to consider and vote upon a
proposal to adjourn the special meeting to a later date or
dates, if necessary, if the parties are not able to
consummate the Business Combination.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	49,577	0	20-Dec-2022	20-Dec-2022
PROSPECTOR CAPITAL CORP.
Security	G7273A105				Meeting Type	Special
Ticker Symbol	PRSR				Meeting Date	05-Jan-2023
ISIN	KYG7273A1058				Agenda	935750390 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Proposal - as a special resolution, to
amend the Company's Amended and Restated
Memorandum and Articles of Association (the "Articles")
pursuant to an amendment to the Articles in the form set
forth in Annex A of the accompanying proxy statement to
extend the date by which the Company must (1)
consummate a merger, share exchange, asset
acquisition, share purchase, reorganization or similar
business combination (an "initial business combination"),
(2) cease its operations except ...(due to space limits, see
proxy material for full proposal).			Management		For	For
2.	The Liquidation Amendment Proposal - as a special
resolution, to amend (the "Liquidation Amendment" and,
together with the Extension Amendment, the "Articles
Amendment") the Company's Articles pursuant to an
amendment to the Articles in the form set forth in Annex
B of the accompanying proxy statement to permit the
Company's board of directors (the "Board"), in its sole
discretion, to elect to wind up the Company's operations
on an earlier date than the Extended Date as determined
by our ...(due to space limits, see proxy material for full
proposal).			Management		For	For
3.	The Director Election Proposal - as an ordinary
resolution, to re-elect Steve Altman as a Class I director
of the Board until the general meeting of the Company to
be held in 2025 or until his successor is appointed and
qualified (the "Director Election Proposal").			Management		For	For
4.	The Adjournment Proposal - as an ordinary resolution, to
approve the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary or
convenient, either (x) to permit further solicitation and
vote of proxies in the event that there are insufficient
votes for, or otherwise in connection with, the approval of
any of the foregoing proposals or (y) if the Board
determines before the Extraordinary General Meeting
that it is not necessary or no longer desirable to proceed
with the other ...(due to space limits, see proxy material
for full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	101,404	0	30-Dec-2022	30-Dec-2022
ACE GLOBAL BUSINESS ACQUISITION LIMITED
Security	G0083E102				Meeting Type	Annual
Ticker Symbol	ACBA				Meeting Date	05-Jan-2023
ISIN	VGG0083E1025				Agenda	935753310 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1a.	TO APPROVE (THE "CHARTER AMENDMENT") THE
COMPANY'S AMENDED AND RESTATED
MEMORANDUM AND ARTICLES OF ASSOCIATION
(THE "CHARTER") AND ADOPT TWO SEPARATE
PROPOSALS WITH RESPECT TO THE EXTENSION
OF THE BUSINESS COMBINATION PERIOD AND
CERTAIN GOVERNANCE PROVISIONS IN THE
CURRENT CHARTER, A COPY OF WHICH IS
ATTACHED TO THE PROXY STATEMENT AS ANNEX
A: TO EXTEND THE DATE BY WHICH THE COMPANY
HAS TO CONSUMMATE A BUSINESS COMBINATION
(THE "EXTENSION") A TOTAL OF FIVE (5) TIMES, AS
FOLLOWS: (I) TWO (2) ...(due to space limits, see proxy
material for full proposal).			Management		For	For
1b.	TO APPROVE (THE "CHARTER AMENDMENT") THE
COMPANY'S AMENDED AND RESTATED
MEMORANDUM AND ARTICLES OF ASSOCIATION
(THE "CHARTER") AND ADOPT TWO SEPARATE
PROPOSALS WITH RESPECT TO THE EXTENSION
OF THE BUSINESS COMBINATION PERIOD AND
CERTAIN GOVERNANCE PROVISIONS IN THE
CURRENT CHARTER, A COPY OF WHICH IS
ATTACHED TO THE PROXY STATEMENT AS ANNEX
A: TO INTRODUCE PROVISIONS WHERE THE
COMPANY CAN HOLD SHAREHOLDERS AND
DIRECTORS MEETINGS BY VIRTUAL
CONFERENCING OR OTHER ELECTRONIC
FACILITIES.			Management		For	For
2.	APPROVAL OF AN AMENDMENT TO THE
COMPANY'S INVESTMENT MANAGEMENT TRUST
AGREEMENT, DATED AS OF APRIL 5, 2021 (THE
"TRUST AGREEMENT"), BY AND BETWEEN THE
COMPANY AND CONTINENTAL STOCK TRANSFER &
TRUST COMPANY (THE "TRUSTEE"), ALLOWING THE
COMPANY TO EXTEND THE COMBINATION PERIOD
A TOTAL OF FIVE (5) TIMES, AS FOLLOWS: (I) TWO
(2) TIMES FOR AN ADDITIONAL THREE (3) MONTHS
EACH TIME FROM JANUARY 8, 2023 TO JULY 8, 2023,
BY DEPOSITING INTO THE TRUST ACCOUNT $0.15
FOR EACH ISSUED AND OUTSTANDING ...(due to
space limits, see proxy material for full proposal).			Management		For	For
3.	DIRECTOR		Management
1	Eugene Wong				For	For
2	Nicholas Xue-Wei Tan				For	For
3	Robert Morris				For	For
4	Yan Xu				For	For
5	Leslie Chow				For	For
4.	ADJOURNMENT - APPROVAL TO DIRECT THE
CHAIRMAN OF THE ANNUAL MEETING TO ADJOURN
THE ANNUAL MEETING TO A LATER DATE OR
DATES, IF NECESSARY, TO PERMIT FURTHER
SOLICITATION AND VOTE OF PROXIES IF, BASED
UPON THE TABULATED VOTE AT THE TIME OF THE
MEETING, THERE ARE NOT SUFFICIENT VOTES TO
APPROVE THE PROPOSALS 1, 2, AND 3.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	23,244	0	30-Dec-2022	30-Dec-2022
NEWCOURT ACQUISITION CORP
Security	G6448C103				Meeting Type	Special
Ticker Symbol	NCAC				Meeting Date	06-Jan-2023
ISIN	KYG6448C1033				Agenda	935752940 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1)	The Extension Amendment Proposal - A special
resolution to extend the date by which the Company must
consummate an initial business combination for an initial
three (3) months from January 22, 2023 to April 22, 2023
and up to three (3) times for an additional one (1) month
each time from April 22, 2023 to July 22, 2023 (which is
21 months from the closing of our IPO) by amending the
Company's Amended and Restated Memorandum and
Articles of Association in the form of amendment set forth
in Annex A to the accompanying proxy statement.			Management		For	For
2)	The Trust Agreement Amendment Proposal - An ordinary
resolution to, with the approval of the affirmative vote of
holders of at least 65% of the issued and outstanding
ordinary shares of the Company, enter into the
Amendment No. 1 to the Investment Management Trust
Agreement by and between the Company and
Continental Stock Transfer & Trust Company, a New
York corporation, in the form set forth in Annex B to the
accompanying proxy statement.			Management		For	For
3)	The Adjournment Proposal - An ordinary resolution to
adjourn the extraordinary general meeting of
shareholders to a later date or dates, if necessary, to
permit further solicitation and vote of proxies if, based
upon the tabulated vote at the time of the extraordinary
general meeting, there are not sufficient votes to approve
the Extension Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	19,240	0	30-Dec-2022	30-Dec-2022
RMG ACQUISITION CORP. III
Security	G76088106				Meeting Type	Special
Ticker Symbol	RMGC				Meeting Date	11-Jan-2023
ISIN	KYG760881063				Agenda	935747127 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Proposal - as a special resolution, to
amend and restate the Company's Amended and
Restated Memorandum and Articles of Association (the
"Charter") pursuant to an amended and restated Charter
in the form set forth in Annex A of the accompanying
proxy statement to extend the date by which the
Company must (1) consummate a merger, share
exchange, asset acquisition, share purchase,
reorganization or similar business combination (an "initial
business combination"), (2) cease its ...(due to space
limits, see proxy material for full proposal).			Management		For	For
2.	The Adjournment Proposal - as an ordinary resolution, to
approve the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary or
convenient, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Extension Proposal (the "Adjournment Proposal"), which
will only be presented at the Extraordinary General
Meeting if, based on the tabulated votes, there are not
....(due to space limits, see proxy material for full
proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	345	0	09-Jan-2023	09-Jan-2023
PONTEM CORPORATION
Security	G71707106				Meeting Type	Special
Ticker Symbol	PNTM				Meeting Date	13-Jan-2023
ISIN	KYG717071065				Agenda	935752508 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - Amend the Company's
Articles to extend the date that the Company has to
consummate a business combination from January 15,
2023 to July 15, 2023 or such earlier date as is
determined by our Board to be in the best interests of the
Company pursuant to the following resolution:
RESOLVED, as a special resolution THAT, effective
immediately, the Articles of the Company be amended
by: 1a. amending Article 49.7 by deleting the following
introduction of such sub-section: ...(due to space limits,
see proxy material for full proposal).			Management		For	For
2.	Trust Amendment Proposal - Amend the Investment
Management Trust Agreement, dated January 12, 2021,
by and between the Company and Continental Stock
Transfer & Trust Company ("Continental"), to extend the
date on which Continental must liquidate the Trust
Account established in connection with the Company's
initial public offering if the Company has not completed its initial business combination from January 15, 2023 to
July 15, 2023 or such earlier date as is determined by our
Board to be in ...(due to space limits, see proxy material
for full proposal).			Management		For	For
3.	Adjournment Proposal - Adjourn the Extraordinary
General Meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in
connection with, the approval of Proposal 1 or Proposal 2
pursuant to the following resolution: "RESOLVED, as an
ordinary resolution, that the adjournment of the general
meeting to a later date or dates to be determined by the
chairman of the general meeting, if ...(due to space limits,
see proxy material for full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	109,209	0	12-Jan-2023	12-Jan-2023
PONTEM CORPORATION
Security	G71707114				Meeting Type	Special
Ticker Symbol	PNTMU				Meeting Date	13-Jan-2023
ISIN	KYG717071149				Agenda	935752508 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - Amend the Company's
Articles to extend the date that the Company has to
consummate a business combination from January 15,
2023 to July 15, 2023 or such earlier date as is
determined by our Board to be in the best interests of the
Company pursuant to the following resolution:
RESOLVED, as a special resolution THAT, effective
immediately, the Articles of the Company be amended
by: 1a. amending Article 49.7 by deleting the following
introduction of such sub-section: ...(due to space limits,
see proxy material for full proposal).			Management		For	For
2.	Trust Amendment Proposal - Amend the Investment
Management Trust Agreement, dated January 12, 2021,
by and between the Company and Continental Stock
Transfer & Trust Company ("Continental"), to extend the
date on which Continental must liquidate the Trust
Account established in connection with the Company's
initial public offering if the Company has not completed its initial business combination from January 15, 2023 to
July 15, 2023 or such earlier date as is determined by our
Board to be in ...(due to space limits, see proxy material
for full proposal).			Management		For	For
3.	Adjournment Proposal - Adjourn the Extraordinary
General Meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in
connection with, the approval of Proposal 1 or Proposal 2
pursuant to the following resolution: "RESOLVED, as an
ordinary resolution, that the adjournment of the general
meeting to a later date or dates to be determined by the
chairman of the general meeting, if ...(due to space limits,
see proxy material for full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	1	0	12-Jan-2023	12-Jan-2023
INNOVATIVE INTERNATIONAL ACQ CORP.
Security	G4809M109				Meeting Type	Special
Ticker Symbol	IOAC				Meeting Date	19-Jan-2023
ISIN	KYG4809M1096				Agenda	935755732 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - A special
resolution to extend the date by which the Company must
consummate an initial business combination up to six (6)
times for an additional one (1) month each time from
January 29, 2023 to July 29, 2023 by amending the
Company's Amended and Restated Memorandum and
Articles of Association in the form of amendment set forth
in Annex A to the accompanying proxy statement.			Management		For	For
2.	The Trust Agreement Amendment Proposal - An ordinary
resolution to, with the approval of the affirmative vote of
holders of at least 65% of the issued and outstanding
ordinary shares of the Company, enter into the
Amendment No. 1 to the Investment Management Trust
Agreement by and between the Company and American
Stock Transfer & Trust Company, LLC, a New York
limited liability company, in the form set forth in Annex B
to the accompanying proxy statement.			Management		For	For
3.	The Adjournment Proposal - An ordinary resolution to
adjourn the extraordinary general meeting of
shareholders to a later date or dates, if necessary, to
permit further solicitation and vote of proxies if, based
upon the tabulated vote at the time of the extraordinary
general meeting, there are not sufficient votes to approve
the Extension Amendment Proposal and the Trust
Agreement Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	14,300	0	17-Jan-2023	17-Jan-2023
BIOTECH ACQUISITION COMPANY
Security	G1125A108				Meeting Type	Special
Ticker Symbol	BIOT				Meeting Date	19-Jan-2023
ISIN	KYG1125A1085				Agenda	935756176 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - To amend, by way of
special resolution, the amended and restated
Memorandum and Articles of Association to extend the
date by which the Company must consummate a
Business Combination from January 27, 2023 to October
27, 2023 or such earlier date as determined by the board
of directors.			Management		For	For
2.	Adjournment Proposal - To instruct the chairman of the
extraordinary general meeting to adjourn the
extraordinary general meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies if, based upon the tabulated vote at the time of
the extraordinary general meeting, there are not sufficient
votes to approve the Extension Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	47,978	0	17-Jan-2023	17-Jan-2023
JACK CREEK INVESTMENT CORP.
Security	G4989X115				Meeting Type	Special
Ticker Symbol	JCIC				Meeting Date	24-Jan-2023
ISIN	KYG4989X1152				Agenda	935752899 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - To approve, by
ordinary resolution, the Business Combination described
in the accompanying proxy statement/prospectus,
including (a) adopting the Agreement and Plan of Merger
dated effective as of August 3, 2022 (the "Merger
Agreement") by and among JCIC, Wildfire New PubCo,
Inc., a Delaware corporation and direct, wholly owned
subsidiary of JCIC ("New Bridger"), Wildfire Merger Sub I,
Inc., a Delaware corporation and direct, wholly owned
subsidiary of ...(due to space limits, see proxy material for
full proposal).			Management		For	For
2.	The Merger Proposal - To approve, by special resolution,
that (1) JCIC be authorized to merge with Wildfire Merger
Sub II (the "Second Merger") so that JCIC be the
surviving company (in accordance with the terms and
subject to the conditions of the Merger Agreement and
Plan of Merger relating to the Second Merger) and all the
undertaking, property and liabilities of Wildfire Merger
Sub II shall vest in JCIC by virtue of the Second Merger
pursuant to the provisions of the Companies Act ...(due to
space limits, see proxy material for full proposal).			Management		For	For
3.	The Share Capital Proposal - To approve, by ordinary
resolution, the alteration of the authorized share capital of
JCIC from US$55,100 divided into 500,000,000 Class A
ordinary shares of a par value of US$0.0001 each,
50,000,000 Class B Ordinary shares of a par value of
US$0.0001 each and 1,000,000 preference shares of a
par value of US$0.0001 each to US$50,000 shares with a
par value of $1.00 each.			Management		For	For
4.	The Organizational Documents Proposal - To approve
and adopt, by special resolution, that the Cayman
Constitutional Documents currently in effect be amended
and restated by the deletion in their entirety and the
substitution in their place of the proposed amendment
and restatement of JCIC's Amended and Restated
Memorandum and Articles of Association (a copy of
which is attached to the proxy statement/prospectus as
Annex E) and that the name of JCIC be changed from
Jack Creek Investment Corp. to Bridger Merger Corp.			Management		For	For
5.	The Non-Binding Governance Proposals - To approve, by
ordinary resolution and on a non-binding advisory basis,
certain material differences between JCIC's Amended
and Restated Memorandum and Articles of Association
(as it may be amended from time to time, the "Cayman
Constitutional Documents") and the proposed amended
and restated certificate of incorporation of New Bridger
(the "New Bridger Certificate of Incorporation"),
presented separately in accordance with the United
States Securities and ...(due to space limits, see proxy
material for full proposal).			Management		For	For
5A.	Change the Authorized Capital Stock - To approve and
adopt provisions in the New Bridger Certificate of
Incorporation to authorize 1,000,000,000 shares of New
Bridger common stock and 10,000,000 shares of New
Bridger preferred stock, par value $0.0001 per share,
compared to the currently authorized capital stock of
JCIC of 500,000,000 JCIC Class A ordinary shares,
50,000,000 JCIC Class B ordinary shares and 1,000,000
preference shares, par value $0.0001 per share.			Management		For	For
5B.	Change the Stockholder Vote Required to Amend the
Bylaws - To approve and adopt provisions in the
proposed bylaws of New Bridger (the "Proposed Bylaws")
to require the affirmative vote of holders of at least 66
2/3%of the voting power of all then- outstanding New
Bridger capital stock entitled to vote generally in the
election of directors, voting together as a single class, to
adopt, amend, alter or repeal the Proposed Bylaws.			Management		For	For
5C.	No Right to Call Special Meetings - To approve and
adopt provisions in the Proposed Bylaws to stipulate that,
unless required by law, special meetings of stockholders
may only be called by (i) the board of New Bridger (the
"New Bridger Board"), (ii) the Chairperson of the New
Bridger Board, or (iii) New Bridger's Chief Executive
Officer.			Management		For	For
5D.	Action by Written Consent of the Stockholders - To
approve and adopt provisions in the New Bridger
Certificate of Incorporation to provide that any action
required or permitted to be taken by the New Bridger
stockholders may be effected at a duly called annual or
special meeting of such stockholders, and may not be
taken by written consent.			Management		For	For
5E.	Appointment and Removal of Directors - To approve and
adopt provisions in the Proposed Bylaws such that (i)
subject to the rights of the holders of any series of
preferred stock of New Bridger to elect directors under
specified circumstances, election of directors at all
meetings of the stockholders at which directors are to be
elected shall be by a plurality of the votes cast at any
meeting for the election of directors at which a quorum is
present and (ii) subject to the rights of holders ...(due to
space limits, see proxy material for full proposal).			Management		For	For
5F.	Delaware as Exclusive Forum - To approve and adopt
provisions in the New Bridger Certificate of Incorporation
to provide that, unless a majority of the New Bridger
Board consents in writing to the selection of an
alternative forum, the Court of Chancery of the State of
Delaware (or, if the Court of Chancery does not have
jurisdiction, another state court located within the State of
Delaware or, if no court located within the State of
Delaware has jurisdiction, the federal district court for the
District of ...(due to space limits, see proxy material for
full proposal).			Management		For	For
5G.	Business Combinations - To approve and adopt
provisions in the New Bridger Certificate of Incorporation
to provide a consent right to holders of New Bridger
Series A preferred stock with respect to mergers,
consolidations, sales of all or substantially all of the
assets of New Bridger, subject to certain exceptions.			Management		For	For
5H.	Limitation of Ownership by Non-Citizen - To approve and
adopt provisions in the New Bridger Certificate of
Incorporation to provide that in no event will a Non-
Citizen, as defined in the New Bridger Certificate of
Incorporation, be entitled to own (beneficially or of record)
and/or control more than the Voting Limiting Percentage
or the Outstanding Share Limitation Percentage, as
defined in the New Bridger Certificate of Incorporation.			Management		For	For
6.	The Incentive Plan Proposal - To approve and assume
the Bridger Aerospace Group Holdings, Inc. 2022
Omnibus Incentive Plan and any grants or awards issued
thereunder (the "Omnibus Incentive Plan"). A copy of the
Omnibus Incentive Plan is attached to the proxy
statement/prospectus as Annex I.			Management		For	For
7.	The ESPP Proposal - To approve, by ordinary resolution,
the Bridger Aerospace Group Holdings, Inc. 2022
Employee Stock Purchase Plan (the "ESPP"). A copy of
the ESPP is attached to the proxy statement/prospectus
as Annex J.			Management		For	For
8.	The Adjournment Proposal - To adjourn, by ordinary
resolution, the extraordinary general meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient shares represented to constitute a quorum necessary to
conduct business at the extraordinary general meeting or
for the approval of one or more proposals at the
extraordinary general meeting or to the extent necessary
to ensure that any required supplement or amendment to
....(due to space limits, see proxy material for full
proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	99,700	0	09-Jan-2023	09-Jan-2023
JACK CREEK INVESTMENT CORP.
Security	G4989X115				Meeting Type	Special
Ticker Symbol	JCIC				Meeting Date	24-Jan-2023
ISIN	KYG4989X1152				Agenda	935759108 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - To amend, by way of
special resolution, the Memorandum and Articles of
Association to extend the date by which JCIC has to
consummate a business combination (the "Charter
Extension ") from January 26, 2023 (the "Termination
Date") to February 27, 2023 (the "Charter Extension
Date").			Management		For	For
2.	Director Election Proposal - Holders of the Class B
ordinary shares, par value $0.0001 per share ("Class B
Ordinary Shares") of JCIC will vote to appoint, by way of
ordinary resolution of the Class B Ordinary Shares, Class
I director Heather Hartnett to serve on the board of
directors (the "Board") of JCIC for a three-year term
expiring at the third succeeding annual general meeting
after her election, or until her successor has been elected
and qualified.			Management		For	For
3.	Adjournment Proposal - To adjourn the Shareholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Shareholder Meeting,
there are insufficient Class A ordinary shares, par value
$0.0001 per share ("Class A Ordinary Shares") and Class
B Ordinary Shares.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	99,700	0	23-Jan-2023	23-Jan-2023
NORTH ATLANTIC ACQUISITION CORP.
Security	G66139109				Meeting Type	Annual
Ticker Symbol	NAAC				Meeting Date	25-Jan-2023
ISIN	KYG661391097				Agenda	935752988 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Ratification of the selection by the audit committee of Marcum LLP to serve as our independent registered public accounting firm for the year ending December 31, 2022.		Management		For	For
2.	Amend the Company's amended and restated
memorandum and articles of association to extend the
date that the Company has to consummate a business
combination from January 26, 2023 to July 26, 2023 (or
such earlier date as determined by the Board of
Directors).			Management		For	For
3.	Adjourn the Meeting to a later date or dates, if necessary,
to permit further solicitation and vote of proxies in the
event that there are insufficient votes for, or otherwise in
connection with, the approval of the other proposals.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	10,767	0	24-Jan-2023	24-Jan-2023
DIAMONDHEAD HOLDINGS CORP.
Security	25278L105				Meeting Type	Special
Ticker Symbol	DHHC				Meeting Date	25-Jan-2023
ISIN	US25278L1052				Agenda	935755213 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Amend the Company's Certificate of Incorporation to
extend the date by which the Company has to
consummate a business combination from January 28,
2023 to July 28, 2023 (or such earlier date as determined
by the board of directors).			Management		For	For
2.	Adjourn the Special Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or
otherwise in connection with, the approval of Proposal 1.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	212	0	24-Jan-2023	24-Jan-2023
ONYX ACQUISITION CO. I
Security	G6755Q109				Meeting Type	Special
Ticker Symbol	ONYX				Meeting Date	26-Jan-2023
ISIN	KYG6755Q1091				Agenda	935748509 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension of Corporate Life: Amend the Company's
amended and restated memorandum and articles of
association (the "Articles") to extend the date that the
Company has to consummate a business combination
from February 5, 2023 to August 7, 2023.			Management		For	For
2.	Redemption Limitation Amendment: Amend the
Company's Articles to eliminate the limitation that the
Company shall not redeem Class A ordinary shares
included as part of the units sold in the IPO (including any shares issued in exchange thereof) to the extent that
such redemption would cause the Company's net
tangible assets to be less than $5,000,001.			Management		For	For
3.	Adjournment: Adjourn the Extraordinary General Meeting
to a later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the
approval of Proposal 1 or Proposal 2.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	16,682	0	25-Jan-2023	25-Jan-2023
MURPHY CANYON ACQUISITION CORP
Security	626642201				Meeting Type	Special
Ticker Symbol	MURFU				Meeting Date	26-Jan-2023
ISIN	US6266422012				Agenda	935756087 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	APPROVAL OF AN AMENDMENT TO THE
COMPANY'S CERTIFICATE OF INCORPORATION TO
EXTEND THE DATE BY WHICH THE COMPANY HAS
TO CONSUMMATE A BUSINESS COMBINATION ON A
MONTH-TO-MONTH BASIS UP TO TWELVE (12)
TIMES, EACH SUCH EXTENSION FOR AN
ADDITIONAL ONE (1) MONTH PERIOD, FROM
FEBRUARY 7, 2023, UNTIL FEBRUARY 7, 2024.			Management		For	For
2.	APPROVAL OF AN AMENDMENT TO THE
COMPANY'S INVESTMENT MANAGEMENT TRUST
AGREEMENT, DATED AS OF FEBRUARY 2, 2022, TO
ALLOW THE COMPANY TO EXTEND THE EXTENDED
TERMINATION DATE FROM FEBRUARY 7, 2023, UP
TO TWELVE (12) TIMES, EACH SUCH EXTENSION
FOR AN ADDITIONAL ONE (1) MONTH PERIOD, UNTIL
FEBRUARY 7, 2024, BY DEPOSITING INTO THE
TRUST ACCOUNT ONE-THIRD OF 1% OF THE FUNDS
REMAINING IN THE TRUST ACCOUNT FOLLOWING
REDEMPTIONS MADE IN CONNECTION WITH
APPROVAL OF THE EXTENSION AMENDMENT.			Management		For	For
3.	APPROVAL OF AN AMENDMENT TO THE
COMPANY'S AMENDED AND RESTATED
CERTIFICATE OF INCORPORATION TO EXPAND THE
METHODS THAT THE COMPANY MAY EMPLOY TO
NOT BECOME SUBJECT TO THE "PENNY STOCK"
RULES OF THE SECURITIES AND EXCHANGE
COMMISSION.			Management		For	For
4.	APPROVAL TO DIRECT THE CHAIRPERSON OF THE
SPECIAL MEETING TO ADJOURN THE SPECIAL
MEETING TO A LATER DATE OR DATES, IF
NECESSARY, TO PERMIT FURTHER SOLICITATION
AND VOTE OF PROXIES IF, BASED UPON THE
TABULATED VOTE AT THE TIME OF THE MEETING,
THERE ARE NOT SUFFICIENT VOTES TO APPROVE
PROPOSALS 1 AND 3.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	51,016	0	25-Jan-2023	25-Jan-2023
OMNILIT ACQUISITION CORP.
Security	68218C207				Meeting Type	Special
Ticker Symbol	OLITU				Meeting Date	26-Jan-2023
ISIN	US68218C2070				Agenda	935757584 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Founder Share Amendment Proposal: A proposal,
("Proposal") to amend the Company's amended and
restated certificate of incorporation to provide for the right of a holder of Class B Common Stock of the Company
("Founder Shares") to convert into Class A Common
Stock on a one-for-one basis prior to the closing of a
business combination at the election of the holder. A
copy of the proposed amendment, which we refer to as
the "Founder Share Amendment," is set forth in Annex A
to the accompanying Proxy Statement.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	1	0	25-Jan-2023	25-Jan-2023
TKB CRITICAL TECHNOLOGIES 1
Security	G88935104				Meeting Type	Special
Ticker Symbol	USCTU				Meeting Date	27-Jan-2023
ISIN	KYG889351048				Agenda	935756467 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - "RESOLVED, as a
special resolution, that the Articles of Association of TKB
currently in effect be amended to extend the date that the
Company has to consummate a business combination
from January 29, 2023 to June 29, 2023 (i.e., for a period
of time ending 20 months after the consummation of its
initial public offering)."			Management		For	For
2.	The Trust Agreement Amendment Proposal - To approve
an amendment to the Company's Investment
Management Trust Agreement, dated October 26, 2021,
by and between TKB and Continental Stock Transfer &
Trust Company, allowing TKB to extend the Combination
Period from January 29, 2023 to June 29, 2023 (i.e., for a
period of time ending 20 months after the consummation
of its initial public offering).			Management		For	For
3.	The Adjournment Proposal - "RESOLVED, as an ordinary
resolution, to adjourn the Extraordinary General Meeting
of TKB shareholders to a later date or dates, if
necessary, to permit further solicitation and vote of
Proxies if, based upon the tabulated vote at the time of
the Extraordinary General Meeting, there are not
sufficient votes to approve the Extension Amendment
Proposal, or to provide additional time to effectuate the
Extension."			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	1,906	0	18-Jan-2023	18-Jan-2023
NORTHERN REVIVAL ACQUISITION CORP.
Security	G6546R127				Meeting Type	Special
Ticker Symbol	NRACU				Meeting Date	27-Jan-2023
ISIN	KYG6546R1276				Agenda	935757180 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Proposal - As a special resolution, to
amend the company's Amended and Restated
Memorandum and Articles of Association (the "charter")
pursuant to an amendment to the charter in the form set
forth in Annex A of the accompanying proxy statement to
extend the date by which the company may either (i)
consummate a merger, share exchange, asset
acquisition, share purchase, reorganisation or similar
business combination (the "initial business combination"),
from February ...(due to space limits, see proxy material
for full proposal).			Management		For	For
2.	The Adjournment Proposal - As an ordinary resolution, to
approve the adjournment of the general meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
the extension proposal (the "adjournment proposal"),
which will be presented at the general meeting if, based
on the tabulated votes, there are not sufficient votes at
the time of the general meeting to approve ...(due to
space limits, see proxy material for full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	1	0	24-Jan-2023	24-Jan-2023
NORTHERN REVIVAL ACQUISITION CORP.
Security	G6546R101				Meeting Type	Special
Ticker Symbol	NRAC				Meeting Date	27-Jan-2023
ISIN	KYG6546R1011				Agenda	935757180 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Proposal - As a special resolution, to
amend the company's Amended and Restated
Memorandum and Articles of Association (the "charter")
pursuant to an amendment to the charter in the form set
forth in Annex A of the accompanying proxy statement to
extend the date by which the company may either (i)
consummate a merger, share exchange, asset
acquisition, share purchase, reorganisation or similar
business combination (the "initial business combination"),
from February ...(due to space limits, see proxy material
for full proposal).			Management		For	For
2.	The Adjournment Proposal - As an ordinary resolution, to
approve the adjournment of the general meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
the extension proposal (the "adjournment proposal"),
which will be presented at the general meeting if, based
on the tabulated votes, there are not sufficient votes at
the time of the general meeting to approve ...(due to
space limits, see proxy material for full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	12,684	0	24-Jan-2023	24-Jan-2023
LIONHEART III CORP
Security	536262108				Meeting Type	Special
Ticker Symbol	LION				Meeting Date	30-Jan-2023
ISIN	US5362621089				Agenda	935760288 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal: To consider and
vote upon a proposal to approve the Business
Combination Agreement, dated as of July 26, 2022 (as it
may be amended, supplemented or otherwise modified
from time to time, the "BCA"), by and among Lionheart III
Corp ("Lionheart"), Security Matters Limited, a publicly
traded company on the Australian Securities Exchange
("ASX") ("SMX"), Empatan Public Limited Company, a
public limited company incorporated in Ireland ("Parent"),
and Aryeh ...(due to space limits, see proxy material for
full proposal).			Management		For	For
2.	The Adjournment Proposal: To consider and vote upon a
proposal to approve the adjournment of the Lionheart's
special meeting of stockholders in lieu of the 2022 annual
meeting (the "Special Meeting") to a later date or dates, if necessary, (A) to ensure that any supplement or
amendment to the proxy statement/prospectus that the
Board of Directors of Lionheart (the "Lionheart Board")
has determined in good faith is required by applicable law
to be disclosed to Lionheart stockholders and ...(due to
space limits, see proxy material for full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	102,444	0	27-Jan-2023	27-Jan-2023
BLUERIVER ACQUISITION CORP.
Security	G1261Q107				Meeting Type	Special
Ticker Symbol	BLUA				Meeting Date	31-Jan-2023
ISIN	KYG1261Q1073				Agenda	935759033 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Proposal - To consider and vote upon a
proposal by the following special resolution to amend (the
"Extension Proposal") the Company's amended and
restated memorandum and articles of association
(together, the "Existing Charter") to extend from February
2, 2023 (the "Original Termination Date") to August 2,
2023 (the "Extended Date"), the date (the "Termination
Date") by which, if the Company has not consummated a
merger, share exchange, asset acquisition, share
purchase, ...(due to space limits, see proxy material for
full proposal).			Management		For	For
2.	The Adjournment Proposal - To consider and vote upon a
proposal (the "Adjournment Proposal") by the following
ordinary resolution to approve the adjournment of the
General Meeting by the chair thereof to a later date, if
necessary, under certain circumstances, to solicit
additional proxies for the purpose of approving the
Extension Proposal, to amend the Extension Proposal, or
to allow reasonable additional time for the filing or mailing of any supplemental or amended disclosure that the
....(due to space limits, see proxy material for full
proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	171	0	01-Feb-2023
SUSTAINABLE DEVELOPMENT ACQ I CORP.
Security	86934L103				Meeting Type	Special
Ticker Symbol	SDAC				Meeting Date	01-Feb-2023
ISIN	US86934L1035				Agenda	935756835 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to complete a
business combination from February 4, 2023 to August
12, 2023, or such earlier date as determined by the
Board of Directors, which we refer to as the "Extension
Amendment Proposal."			Management		For	For
2.	Adjournment Proposal - Approve the adjournment of the
Special Meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in
connection with, the approval of the Extension
Amendment Proposal, which we refer to as the
"Adjournment Proposal."			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	2,738	0	31-Jan-2023	31-Jan-2023
JAWS MUSTANG ACQUISITION CORPORATION
Security	G50737116				Meeting Type	Special
Ticker Symbol	JWSMU				Meeting Date	01-Feb-2023
ISIN	KYG507371162				Agenda	935757940 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - RESOLVED, as a
special resolution that: a) the first sentence of Article 49.7 of JWSM's Amended and Restated Memorandum and
Articles of Association be deleted in its entirety and
replaced with the following new first sentence of Article
49.7: "In the event that the Company does not
consummate a Business Combination by February 4,
2024, or such later time as the Members may approve in
accordance with the Articles, the Company shall:" b)
Article 49.8(a) of JWSM's ...(due to space limits, see
proxy material for full proposal).			Management		For	For
2.	The Redemption Limitation Amendment Proposal -
RESOLVED, as a special resolution that: a) Article
49.2(b) of JWSM's Amended and Restated Memorandum
and Articles of Association be deleted in its entirety and
replaced with the following new Article 49.2(b): "provide
Members with the opportunity to have their Shares
repurchased by means of a tender offer for a per-Share
repurchase price payable in cash, equal to the aggregate
amount then on deposit in the Trust Account, calculated
as of two ...(due to space limits, see proxy material for full
proposal).			Management		For	For
3.	The Adjournment Proposal - RESOLVED, as an ordinary
resolution, that the adjournment of the Shareholder
Meeting to a later date or dates if necessary, (i) to permit further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Shareholder Meeting,
there are insufficient Class A ordinary shares, par value
$0.0001 per share (the "Public Shares"), and Class B
ordinary shares, par value $0.0001 per share, in the
capital of JWSM represented (either in person or by
proxy) to ...(due to space limits, see proxy material for full
proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	2	0	31-Jan-2023	31-Jan-2023
JAWS MUSTANG ACQUISITION CORPORATION
Security	G50737108				Meeting Type	Special
Ticker Symbol	JWSM				Meeting Date	01-Feb-2023
ISIN	KYG507371089				Agenda	935757940 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - RESOLVED, as a
special resolution that: a) the first sentence of Article 49.7 of JWSM's Amended and Restated Memorandum and
Articles of Association be deleted in its entirety and
replaced with the following new first sentence of Article
49.7: "In the event that the Company does not
consummate a Business Combination by February 4,
2024, or such later time as the Members may approve in
accordance with the Articles, the Company shall:" b)
Article 49.8(a) of JWSM's ...(due to space limits, see
proxy material for full proposal).			Management		For	For
2.	The Redemption Limitation Amendment Proposal -
RESOLVED, as a special resolution that: a) Article
49.2(b) of JWSM's Amended and Restated Memorandum
and Articles of Association be deleted in its entirety and
replaced with the following new Article 49.2(b): "provide
Members with the opportunity to have their Shares
repurchased by means of a tender offer for a per-Share
repurchase price payable in cash, equal to the aggregate
amount then on deposit in the Trust Account, calculated
as of two ...(due to space limits, see proxy material for full
proposal).			Management		For	For
3.	The Adjournment Proposal - RESOLVED, as an ordinary
resolution, that the adjournment of the Shareholder
Meeting to a later date or dates if necessary, (i) to permit further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Shareholder Meeting,
there are insufficient Class A ordinary shares, par value
$0.0001 per share (the "Public Shares"), and Class B
ordinary shares, par value $0.0001 per share, in the
capital of JWSM represented (either in person or by
proxy) to ...(due to space limits, see proxy material for full
proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	121,728	0	31-Jan-2023	31-Jan-2023
CC NEUBERGER PRINCIPAL HOLDINGS III
Security	G1992N100				Meeting Type	Special
Ticker Symbol	PRPC				Meeting Date	01-Feb-2023
ISIN	KYG1992N1007				Agenda	935759437 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - RESOLVED, as a
special resolution that: a) Article 49.7 of CCNB's
Amended and Restated Memorandum and Articles of
Association be deleted in its entirety and replaced with
the following new Article 49.7: "In the event that the
Company does not consummate a Business Combination
upon the date which is the later of (i) 5 May 2023 (or 5
February 2024, if applicable under the provisions of this
Article 49.7) and (ii) such later date as may be approved
by the ...(due to space limits, see proxy material for full
proposal).			Management		For	For
2.	The Redemption Limitation Amendment Proposal -
RESOLVED, as a special resolution that: a) Article 49.
2(b) of CCNB's Amended and Restated Memorandum
and Articles of Association be deleted in its entirety and
replaced with the following new Article 49.2(b): "provide
Members with the opportunity to have their Shares
repurchased by means of a tender offer for a per-Share
repurchase price payable in cash, equal to the aggregate
amount then on deposit in the Trust Account, calculated
as of two ...(due to space limits,see proxy material for full
proposal).			Management		For	For
3.	The Adjournment Proposal - RESOLVED, as an ordinary
resolution, that the adjournment of the Shareholder
Meeting to a later date or dates if necessary, (i) to permit further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Shareholder Meeting,
there are insufficient Class A ordinary shares, par value
US$0.0001 per share (the "Public Shares") and Class B
ordinary shares, par value US$0.0001 per share in the
capital of CCNB represented (either in person or by
proxy) to ...(due to space limits, see proxy material for full
proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	34,335	0	31-Jan-2023	31-Jan-2023
SIZZLE ACQUISITION CORP.
Security	83014E109				Meeting Type	Special
Ticker Symbol	SZZL				Meeting Date	01-Feb-2023
ISIN	US83014E1091				Agenda	935759449 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from February 8,
2023 to August 8, 2023 (or such earlier date as
determined by the Board).			Management		For	For
2.	Adjournment Proposal - Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
Proposal 1.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	83,236	0	31-Jan-2023	31-Jan-2023
ARES ACQUISITION CORPORATION
Security	G33032106				Meeting Type	Special
Ticker Symbol	AAC				Meeting Date	02-Feb-2023
ISIN	KYG330321061				Agenda	935753841 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - To amend, by way of
special resolution, AAC's amended and restated
memorandum and articles of association (the
"Memorandum and Articles of Association") pursuant to
an amendment in the form set forth on Annex A to the
accompanying proxy statement to: (i) extend the date by
which AAC has to consummate a business combination
(the "Charter Extension") from February 4, 2023 to
August 4, 2023 (the "Charter Extension Date"), or such
earlier date as determined by ...(due to space limits, see
proxy material for full proposal).			Management		For	For
2.	Redemption Limitation Amendment Proposal - To amend,
by way of special resolution, the Memorandum and
Articles of Association pursuant to an amendment in the
form set forth on Annex A to the accompanying proxy
statement to delete: (i) the limitation on share
repurchases prior to the consummation of a business
combination that would cause AAC's net tangible assets
to be less than $5,000,001 following such repurchases;
(ii) the limitation that AAC shall not consummate a
business combination ...(due to space limits, see proxy
material for full proposal).			Management		For	For
3.	Adjournment Proposal - To adjourn the Shareholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Shareholder Meeting,
there are insufficient Class A ordinary shares, par value
$0.0001 per share, and Class B ordinary shares, par
value $0.0001 per share, in the capital of AAC
represented (either in person or by proxy) to constitute a
quorum necessary to conduct business at the ...(due to
space limits, see proxy material for full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	114,604	0	31-Jan-2023	31-Jan-2023
ARES ACQUISITION CORPORATION
Security	G33032114				Meeting Type	Special
Ticker Symbol	AACU				Meeting Date	02-Feb-2023
ISIN	KYG330321145				Agenda	935753841 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - To amend, by way of
special resolution, AAC's amended and restated
memorandum and articles of association (the
"Memorandum and Articles of Association") pursuant to
an amendment in the form set forth on Annex A to the
accompanying proxy statement to: (i) extend the date by
which AAC has to consummate a business combination
(the "Charter Extension") from February 4, 2023 to
August 4, 2023 (the "Charter Extension Date"), or such
earlier date as determined by ...(due to space limits, see
proxy material for full proposal).			Management		For	For
2.	Redemption Limitation Amendment Proposal - To amend,
by way of special resolution, the Memorandum and
Articles of Association pursuant to an amendment in the
form set forth on Annex A to the accompanying proxy
statement to delete: (i) the limitation on share
repurchases prior to the consummation of a business
combination that would cause AAC's net tangible assets
to be less than $5,000,001 following such repurchases;
(ii) the limitation that AAC shall not consummate a
business combination ...(due to space limits, see proxy
material for full proposal).			Management		For	For
3.	Adjournment Proposal - To adjourn the Shareholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Shareholder Meeting,
there are insufficient Class A ordinary shares, par value
$0.0001 per share, and Class B ordinary shares, par
value $0.0001 per share, in the capital of AAC
represented (either in person or by proxy) to constitute a
quorum necessary to conduct business at the ...(due to
space limits, see proxy material for full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	35,396	0	31-Jan-2023	31-Jan-2023
BLOCKCHAIN COINVESTORS ACQ. CORP. I
Security	G11765107				Meeting Type	Special
Ticker Symbol	BCSA				Meeting Date	03-Feb-2023
ISIN	KYG117651078				Agenda	935756152 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - As a special resolution,
to amend ("Extension Amendment") BCSA's Amended
and Restated Memorandum & Articles of Association
("Governing Documents") to extend the date by which
BCSA must consummate a merger, share exchange,
asset acquisition, stock purchase, recapitalization,
reorganization or similar business combination from
5/15/2023 (the date which is 18 months from the closing
date of BCSA's initial public offering of units) to
11/15/2023 in the form set forth in Annex A to the
accompanying proxy statement.			Management		For	For
2.	Adjournment Proposal - As an ordinary resolution, to
approve the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary, either (x) to permit further solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension
Amendment Proposal or if BCSA determines that
additional time is necessary to effectuate the Extension
or (y) if the board of directors determines before the
Extraordinary General Meeting that it is not necessary or
desirable to proceed.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	15,680	0	17-Jan-2023	17-Jan-2023
MERCATO PARTNERS ACQUISITION CORP.
Security	58759A108				Meeting Type	Special
Ticker Symbol	MPRA				Meeting Date	03-Feb-2023
ISIN	US58759A1088				Agenda	935759843 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	A proposal to amend the Company's charter to extend
the date by which the Company must consummate a
business combination from February 8, 2023 to July 8,
2023 & to allow Company, without another stockholder
vote, to elect to extend the Termination Date to
consummate a business combination on a monthly basis
up to five times by an additional one month each time
after the Extended Date, by resolution of the Board, if
requested by the Sponsor, and upon five days' advance
notice prior to the applicable Termination Date, until
December 8, 2023.			Management		For	For
2.	A proposal to amend Trust Agreement, by & between
Company & the Trustee, allowing the Company (i) extend
Combination Period to Extended Date by depositing into
the Trust Account an amount equal to the lesser of (a)
$675,000 or (b) $0.225 for each public share that is not
redeemed in connection with special meeting and, (ii) in
event that Company has not consummated a business
combination by Extended Date, to extend, by resolution
of the Board & without approval of the Company's public
stockholders.			Management		For	For
3.	A proposal to approve the adjournment of the special
meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes to approve the Extension
Amendment Proposal or the Trust Amendment Proposal,
or if we determine that additional time is necessary to
effectuate the Extension.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	64,028	0	01-Feb-2023	01-Feb-2023
AURORA TECHNOLOGY ACQUISITION CORP.
Security	G06984101				Meeting Type	Special
Ticker Symbol	ATAKU				Meeting Date	03-Feb-2023
ISIN	KYG069841016				Agenda	935759920 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1)	The Extension Amendment Proposal - "RESOLVED, as a
special resolution, that the Amended and Restated
Memorandum and Articles of Association currently in
effect be amended, giving the Company the right to
extend the date by which it has to consummate a
business combination six (6) times for an additional one
(1) month each time, from February 9, 2023 to August 9,
2023 (i.e., for a period of time ending 18 months from
consummation of the initial public offering), a copy of
which is attached to the proxy statement for this meeting
as Annex A."			Management		For	For
2)	The Trust Agreement Amendment Proposal - To approve
an amendment to the Company's Investment
Management Trust Agreement, dated February 7, 2022,
by and between the Company and Continental Stock
Transfer & Trust Company allowing the Company to
extend the Business Combination Period up to six (6)
times for an additional one (1) month each time from
02/09/2023 to 08/09/2023 by depositing into trust
account, for each one-month extension, lesser of (a)
$135,000 and (b) $0.045 for each Class A ordinary share
outstanding after giving effect to the Redemption.			Management		For	For
3)	The Adjournment Proposal - To adjourn the Extraordinary
General Meeting of the Company shareholders to a later
date or dates, if necessary, to permit further solicitation
and vote of Proxies if, based upon the tabulated vote at
the time of the Extraordinary General Meeting, there are
not sufficient votes to approve the Extension Amendment
Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	72,474	0	01-Feb-2023	01-Feb-2023
SEMPER PARATUS ACQUISITION CORPORATION
Security	G8028L123				Meeting Type	Special
Ticker Symbol	LGSTU				Meeting Date	03-Feb-2023
ISIN	KYG8028L1234				Agenda	935760997 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1)	The Extension Amendment Proposal - A special
resolution to extend the date by which the Company must
consummate an initial business combination from
February 8, 2023 to December 15, 2023 by amending the
Company's Amended and Restated Memorandum and
Articles of Association in the form of amendment set forth
in Annex A to the accompanying proxy statement.			Management		For	For
2)	The Adjournment Proposal - An ordinary resolution to
adjourn the extraordinary general meeting of
shareholders to a later date or dates, if necessary, to
permit further solicitation and vote of proxies if, based
upon the tabulated vote at the time of the extraordinary
general meeting, there are not sufficient votes to approve
the Extension Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	6,402	0	01-Feb-2023	01-Feb-2023
QUANTUM FINTECH ACQUISITION CORPORATION
Security	74767A105				Meeting Type	Special
Ticker Symbol	QFTA				Meeting Date	06-Feb-2023
ISIN	US74767A1051				Agenda	935759829 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Charter Amendment Proposal - Amend the
Company's Amended and Restated Certificate of
Incorporation to extend the date by which the Company
has to consummate a business combination for an
additional six months, from February 9, 2023 to August 9,
2023, or such earlier date as determined by the board of
directors of the Company.			Management		For	For
2.	The Trust Amendment Proposal - Amend the Investment
Management Trust Agreement, dated as of February 4,
2021, by and between the Company and Continental
Stock Transfer & Trust Company, in the form set forth as
Annex B to the accompanying proxy statement, to
provide for the Extension to the Extended Date pursuant
to the Charter Amendment.			Management		For	For
3a.	Election of Director to serve until the first annual meeting of stockholders: John Schaible		Management		For	For
3b.	Election of Director to serve until the first annual meeting of stockholders: Miguel Leon		Management		For	For
3c.	Election of Director to serve until the first annual meeting of stockholders: Michael Devlin		Management		For	For
3d.	Election of Director to serve until the first annual meeting of stockholders: Sandip I. Patel		Management		For	For
3e.	Election of Director to serve until the first annual meeting of stockholders: Thomas J. Hammond		Management		For	For
3f.	Election of Director to serve until the first annual meeting of stockholders: Richard Korhammer		Management		For	For
3g.	Election of Director to serve until the first annual meeting of stockholders: Steven J. Carlson		Management		For	For
4.	Ratification of Selection of Independent Registered Public
Accounting Firm - To ratify the selection by our Audit
Committee of Marcum LLP to serve as the Company's
independent registered public accounting firm for the
fiscal year ending December 31, 2023.			Management		For	For
5.	Adjournment - To direct the chairman of the special
meeting to adjourn the special meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of
the special meeting, there are not sufficient votes to
approve the foregoing proposals.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	30,397	0	02-Feb-2023	02-Feb-2023
GOLUB CAPITAL BDC, INC.
Security	38173M102				Meeting Type	Annual
Ticker Symbol	GBDC				Meeting Date	07-Feb-2023
ISIN	US38173M1027				Agenda	935752623 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1a.	Election of Class I Director of the Company who will each serve for a term expiring in 2026: David B. Golub		Management		Split	Split
1b.	Election of Class I Director of the Company who will each serve for a term expiring in 2026: Anita J. Rival		Management		Split	Split
2.	To ratify the selection of Ernst & Young LLP to serve as the Company's independent registered public accounting firm for the fiscal year ending September 30, 2023.		Management		Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	270,260	0	06-Feb-2023	06-Feb-2023
INTELLIGENT MEDICINE ACQUISITION CORP.
Security	45828D205				Meeting Type	Special
Ticker Symbol	IQMDU				Meeting Date	08-Feb-2023
ISIN	US45828D2053				Agenda	935760365 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: A proposal to amend
the Company's amended and restated certificate of
incorporation by allowing us to extend ("Extension") the
date by which we have to consummate a business
combination for an additional seven months, from Feb. 9,
23 (date which is fifteen (15) months from the closing
Date of our IPO of our units (the "IPO") to Sep 9, 23,
("Extended Date"), or such earlier date as determined by
the Board, or, if it fails to do so, cease its operations and redeem or repurchase 100% of the shares of the
Company's common stock.			Management		For	For
2.	Trust Amendment Proposal: A proposal to amend the
Investment Management Trust Agreement, dated
November 4, 2021, (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Company (the "Trustee"), pursuant to an amendment to
the Trust Agreement in the form set forth in Annex B of
the accompanying proxy statement, to authorize the
Extension and its implementation by the Company.			Management		For	For
3.	Adjournment Proposal: A proposal to approve the
adjournment of the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
forgoing proposals. This proposal will only be presented
at the Special Meeting if there are not sufficient votes to
approve the Extension Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	6,412	0	01-Feb-2023	01-Feb-2023
INTEGRATED RAIL & RESOURCES ACQUI CORP
Security	45827R106				Meeting Type	Special
Ticker Symbol	IRRX				Meeting Date	08-Feb-2023
ISIN	US45827R1068				Agenda	935761494 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The "Extension Amendment Proposal" - Amend the
Company's amended and restated certificate of
incorporation to extend the date by which the Company
must (1) effectuate a merger, capital stock exchange,
asset acquisition, stock purchase, reorganization or other
similar business combination with one or more
businesses, (2) cease its operations except for the
purpose of winding up if it fails to complete such initial
business combination, and (3) redeem 100% of the
Company's Class A common stock, from February 15,
2023 to March 15, 2023.			Management		For	For
2.	The "Trust Amendment Proposal" - Amend the
Company's investment management trust agreement,
dated November 11, 2021, with American Stock Transfer
& Trust Company, LLC, to require the trustee to
commence liquidation of the trust account established in
connection with our IPO in the event that a termination
letter has not been received by the trustee by the
Deadline Date and the Company has not completed the
Business Combination as of the Deadline Date.			Management		For	For
3.	The "Adjournment Proposal" - Adjourn the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Special Meeting, there
are not sufficient votes to approve one or more proposals
presented to stockholders for vote.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	78,504	0	06-Feb-2023	06-Feb-2023
MORINGA ACQUISITION CORP
Security	G6S23K108				Meeting Type	Special
Ticker Symbol	MACA				Meeting Date	09-Feb-2023
ISIN	KYG6S23K1085				Agenda	935756823 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Articles Extension Proposal - A proposal to approve, by
way of special resolution, an amendment to the
Company's amended and restated memorandum and
articles of association in the form set forth in Annex A of
the accompanying proxy statement, to extend the date by
which the Company would be permitted to consummate
an initial business combination from February 19, 2023 to
August 19, 2023, as well as to permit the Board, in its
sole discretion, to elect to wind up the Company's
operations on an earlier date.			Management		For	For
2.	Trust Extension Proposal - A proposal to amend the
Company's investment management trust agreement,
dated as of 2/19/2021, by & between Company & Trust
Company, to extend date by which the Company would
be permitted to consummate a business combination
from 2/19/2023 to 8/19/2023, or such earlier date as may
be determined by the Board, in its sole discretion,
including, without limitation, upon termination for any
reason of Business Combination Agreement with Holisto
Ltd., pursuant to resolution set forth in Proposal No. 2. of
accompanying proxy statement.			Management		For	For
3.	Director Election Proposal [HOLDERS OF FOUNDER
SHARES ONLY] - A proposal to approve, by way of
ordinary resolution of the holders of the Class B ordinary
shares in the capital of the Company, the reappointment
of each of Ilan Levin, Craig Marshak, Ruth Alon, Michael
Basch, and Eric Brachfeld until the second succeeding
annual general meeting of the Company to be held in
2024 or until their successors are appointed and qualified
pursuant to the resolution set forth in Proposal No. 3 of
the accompanying proxy statement.			Management		For	For
4.	Adjournment Proposal - A proposal to approve, by way of
ordinary resolution, the adjournment of the Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal No. 1, Proposal No. 2, or Proposal
No. 3, pursuant to the resolution set forth in Proposal No.
4 of the accompanying proxy statement.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	5,094	0	06-Feb-2023	06-Feb-2023
MORINGA ACQUISITION CORP
Security	G6S23K116				Meeting Type	Special
Ticker Symbol	MACAU				Meeting Date	09-Feb-2023
ISIN	KYG6S23K1168				Agenda	935756823 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Articles Extension Proposal - A proposal to approve, by
way of special resolution, an amendment to the
Company's amended and restated memorandum and
articles of association in the form set forth in Annex A of
the accompanying proxy statement, to extend the date by
which the Company would be permitted to consummate
an initial business combination from February 19, 2023 to
August 19, 2023, as well as to permit the Board, in its
sole discretion, to elect to wind up the Company's
operations on an earlier date.			Management		For	For
2.	Trust Extension Proposal - A proposal to amend the
Company's investment management trust agreement,
dated as of 2/19/2021, by & between Company & Trust
Company, to extend date by which the Company would
be permitted to consummate a business combination
from 2/19/2023 to 8/19/2023, or such earlier date as may
be determined by the Board, in its sole discretion,
including, without limitation, upon termination for any
reason of Business Combination Agreement with Holisto
Ltd., pursuant to resolution set forth in Proposal No. 2. of
accompanying proxy statement.			Management		For	For
3.	Director Election Proposal [HOLDERS OF FOUNDER
SHARES ONLY] - A proposal to approve, by way of
ordinary resolution of the holders of the Class B ordinary
shares in the capital of the Company, the reappointment
of each of Ilan Levin, Craig Marshak, Ruth Alon, Michael
Basch, and Eric Brachfeld until the second succeeding
annual general meeting of the Company to be held in
2024 or until their successors are appointed and qualified
pursuant to the resolution set forth in Proposal No. 3 of
the accompanying proxy statement.			Management		For	For
4.	Adjournment Proposal - A proposal to approve, by way of
ordinary resolution, the adjournment of the Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal No. 1, Proposal No. 2, or Proposal
No. 3, pursuant to the resolution set forth in Proposal No.
4 of the accompanying proxy statement.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	1	0	06-Feb-2023	06-Feb-2023
PRIVETERRA ACQUISITION CORP.
Security	74275N102				Meeting Type	Special
Ticker Symbol	PMGM				Meeting Date	10-Feb-2023
ISIN	US74275N1028				Agenda	935753889 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	To amend (the "Extension Amendment") the Company's
Amended and Restated Certificate of Incorporation (our
"charter") to extend the date by which the Company must
consummate a business combination (as defined below)
(the "Extension") from February 11, 2023 (the date which
is 24 months from the closing date of the Company's
initial public offering of our shares of Class A common
stock (the "IPO")) to September 11, 2023 (the date which
is 30 months from the closing date of the IPO) (the
"Extended Date") (the "Extension Amendment Proposal").			Management		For	For
2.	To approve the adjournment of the special meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension Amendment
Proposal or if we determine that additional time is
necessary to effectuate the Extension.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	6,750	0	23-Jan-2023	23-Jan-2023
PRIVETERRA ACQUISITION CORP.
Security	74275N201				Meeting Type	Special
Ticker Symbol	PMGMU				Meeting Date	10-Feb-2023
ISIN	US74275N2018				Agenda	935753889 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	To amend (the "Extension Amendment") the Company's
Amended and Restated Certificate of Incorporation (our
"charter") to extend the date by which the Company must
consummate a business combination (as defined below)
(the "Extension") from February 11, 2023 (the date which
is 24 months from the closing date of the Company's
initial public offering of our shares of Class A common
stock (the "IPO")) to September 11, 2023 (the date which
is 30 months from the closing date of the IPO) (the
"Extended Date") (the "Extension Amendment Proposal").			Management		For	For
2.	To approve the adjournment of the special meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension Amendment
Proposal or if we determine that additional time is
necessary to effectuate the Extension.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	1	0	23-Jan-2023	23-Jan-2023
A SPAC I ACQUISITION CORP.
Security	G0542S122				Meeting Type	Special
Ticker Symbol	ASCAU				Meeting Date	13-Feb-2023
ISIN	VGG0542S1222				Agenda	935759855 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	APPROVAL OF AN AMENDMENT & RESTATEMENT
OF COMPANY'S AMENDED & RESTATED
MEMORANDUM & ARTICLES OF ASSOCIATION TO,
AMONG OTHER THINGS, ALLOW ASCA TO EXTEND
DATE BY WHICH THE COMPANY HAS TO
CONSUMMATE A BUSINESS COMBINATION
("EXTENSION") UP TO EIGHT (8) TIMES FOR AN
ADDITIONAL ONE MONTH EACH TIME FROM
2/17/2023 TO 10/17/2023 BY DELETING THE
AMENDED AND RESTATED MEMORANDUM AND
ARTICLES OF ASSOCIATION OF THE COMPANY IN
ITS ENTIRETY AND SUBSTITUTING IT WITH SECOND
AMENDED & ARTICLES OF ASSOCIATION OF
COMPANY IN THE FORM SET FORTH IN ANNEX A TO
PROXY STATEMENT.			Management		For	For
2.	ADJOURNMENT - APPROVAL TO DIRECT THE
CHAIRMAN OF THE EXTRAORDINARY GENERAL
MEETING TO ADJOURN THE EXTRAORDINARY
GENERAL MEETING TO A LATER DATE OR DATES, IF
NECESSARY, TO PERMIT FURTHER SOLICITATION
AND VOTE OF PROXIES IF, BASED UPON THE
TABULATED VOTE AT THE TIME OF THE MEETING,
THERE ARE NOT SUFFICIENT VOTES TO APPROVE
THE PROPOSAL 1.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	48,020	0	31-Jan-2023	31-Jan-2023
ROTH CH ACQUISITION V CO.
Security	77867R100				Meeting Type	Annual
Ticker Symbol	ROCL				Meeting Date	13-Feb-2023
ISIN	US77867R1005				Agenda	935763347 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management
1	Byron Roth				For	For
2	John Lipman				For	For
3	Pamela Ellison				For	For
4	Adam Rothstein				For	For
5	Sam Chawla				For	For
2.	Ratification of Appointment of Independent Auditors -
Approve the appointment of Grant Thornton LLP as the
Company's independent registered public accounting firm
for the fiscal year ended December 31, 2022.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	61,950	0	08-Feb-2023	08-Feb-2023
GENESIS UNICORN CAPITAL CORP.
Security	37187C100				Meeting Type	Special
Ticker Symbol	GENQ				Meeting Date	14-Feb-2023
ISIN	US37187C1009				Agenda	935762915 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	EXTENSION AMENDMENT - APPROVAL OF AN
AMENDMENT TO THE COMPANY'S AMENDED AND
RESTATED CERTIFICATE OF INCORPORATION TO
PERMIT THE BOARD OF DIRECTORS TO EXTEND
THE DATE BY WHICH THE COMPANY HAS TO
CONSUMMATE A BUSINESS COMBINATION FROM
FEBRUARY 17, 2023 TO FEBRUARY 17, 2024.			Management		For	For
2.	TRUST AMENDMENT - APPROVAL OF AN
AMENDMENT TO THE COMPANY'S INVESTMENT
MANAGEMENT TRUST AGREEMENT, DATED AS OF
FEBRUARY 14, 2022 (THE "TRUST AGREEMENT"), BY
AND BETWEEN THE COMPANY AND CONTINENTAL
STOCK TRANSFER & TRUST COMPANY TO PROVIDE
THAT THE TIME FOR THE COMPANY TO COMPLETE
ITS INITIAL BUSINESS COMBINATION (THE
"BUSINESS COMBINATION PERIOD") UNDER THE
TRUST AGREEMENT SHALL BE EXTENDED FROM
FEBRUARY 17, 2023 TO FEBRUARY 17, 2024 AND TO
THE EXTENT THE COMPANY'S AMENDED AND
RESTATED ...(due to space limits, see proxy material for
full proposal).			Management		For	For
3.	NET TANGIBLE ASSET REQUIREMENT AMENDMENT
- APPROVAL OF AN AMENDMENT TO THE
COMPANY'S AMENDED AND RESTATED
CERTIFICATE OF INCORPORATION TO DELETE THE
EXISTING SECTION 9.2(A) AND REPLACE IT WITH
THE FOLLOWING: "9.2(A) PRIOR TO THE
CONSUMMATION OF THE INITIAL BUSINESS
COMBINATION, THE CORPORATION SHALL
PROVIDE ALL HOLDERS OF OFFERING SHARES
WITH THE OPPORTUNITY TO HAVE THEIR
OFFERING SHARES REDEEMED UPON THE
CONSUMMATION OF THE INITIAL BUSINESS
COMBINATION OR UPON THE VOTE OF A
PROPOSAL TO AMEND ...(due to space limits, see
proxy material for full proposal).			Management		For	For
4.	ADJOURNMENT - APPROVAL TO DIRECT THE
CHAIRMAN OF THE SPECIAL MEETING TO ADJOURN
THE SPECIAL MEETING TO A LATER DATE OR
DATES, IF NECESSARY, TO PERMIT FURTHER
SOLICITATION AND VOTE OF PROXIES IF, BASED
UPON THE TABULATED VOTE AT THE TIME OF THE
MEETING, THERE ARE NOT SUFFICIENT VOTES TO
APPROVE PROPOSAL 1, PROPOSAL 2 AND
PROPOSAL 3.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	53,773	0	10-Feb-2023	10-Feb-2023
FUSION ACQUISITION CORP. II
Security	36118N201				Meeting Type	Special
Ticker Symbol	FSNBU				Meeting Date	14-Feb-2023
ISIN	US36118N2018				Agenda	935764185 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	To amend (the "Extension Amendment") Fusion
Acquisition Corp. II's (the "Company," "we,"or "our")
Second Amended and Restated Certificate of
Incorporation (our "charter") to (i) extend the date by
which the Company must consummate a business
combination (the "Extension") from March 2, 2023 (the
date which is 24 months from the closing date of the
Company's initial public offering (the "IPO") of our units
(the "units") (such date, the "Current Outside Date")) to
September 2, 2023 (the date which ...(due to space
limits, see proxy statement for full proposal).			Management		For	For
2.	To approve the adjournment of the special meeting to a
later date or dates, if necessary or appropriate, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes to approve, or otherwise in
connection with, the other proposals or if we determine
that additional time is necessary to effectuate the
Extension (the "Adjournment Proposal").			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	12,992	0	23-Feb-2023
FUSION ACQUISITION CORP. II
Security	36118N102				Meeting Type	Special
Ticker Symbol	FSNB				Meeting Date	14-Feb-2023
ISIN	US36118N1028				Agenda	935764185 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	To amend (the "Extension Amendment") Fusion
Acquisition Corp. II's (the "Company," "we,"or "our")
Second Amended and Restated Certificate of
Incorporation (our "charter") to (i) extend the date by
which the Company must consummate a business
combination (the "Extension") from March 2, 2023 (the
date which is 24 months from the closing date of the
Company's initial public offering (the "IPO") of our units
(the "units") (such date, the "Current Outside Date")) to
September 2, 2023 (the date which ...(due to space
limits, see proxy statement for full proposal).			Management		For	For
2.	To approve the adjournment of the special meeting to a
later date or dates, if necessary or appropriate, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes to approve, or otherwise in
connection with, the other proposals or if we determine
that additional time is necessary to effectuate the
Extension (the "Adjournment Proposal").			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	8,538	0	23-Feb-2023
LEGATO MERGER CORP II
Security	52473Y104				Meeting Type	Annual
Ticker Symbol	LGTO				Meeting Date	14-Feb-2023
ISIN	US52473Y1047				Agenda	935764200 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to consider and vote upon a proposal to approve the Merger Agreement and the transactions contemplated thereby.		Management		For	For
2A.	Charter Proposal - increase the number of authorized
shares of common stock from 50,000,000 shares to
500,000,000 shares and increase the number of
authorized shares of preferred stock from 1,000,000
shares to 50,000,000 shares.			Management		For	For
2B.	Charter Proposal - change Legato's name from "Legato Merger Corp. II" to "Southland Holdings, Inc."		Management		For	For
2C.	Charter Proposal - remove provisions no longer applicable to the company following the Business Combination.		Management		For	For
3.	DIRECTOR		Management
1	Michael Burtnett*				For	For
2	Izilda Martins#				For	For
3	Gregory Monahan++				For	For
4	Brian Pratt#				For	For
5	Mario Ramirez*				For	For
6	Frankie S. Renda++				For	For
7	Walter Timothy Winn++				For	For
4.	The Nasdaq Proposal - to consider and vote upon a
proposal, as required by the rules of the Nasdaq Stock
Market, to approve the issuance of shares of Common
Stock in the Business Combination in an amount greater
than 20% of the number of shares of Common Stock
outstanding before such issuances.			Management		For	For
5.	The Incentive Plan Proposal - to consider and vote upon a proposal to approve the 2022 Long-Term Incentive Equity Plan.		Management		For	For
6.	The Adjournment Proposal - to consider and vote upon a
proposal to adjourn the annual meeting to a later date or
dates if it is determined that additional time is necessary
to complete the Business Combination for any reason.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	93,430	0	10-Feb-2023	10-Feb-2023
AXIOS SUSTAINABLE GROWTH ACQ CORP
Security	G0703K108				Meeting Type	Special
Ticker Symbol	AXAC				Meeting Date	14-Feb-2023
ISIN	KYG0703K1085				Agenda	935764212 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal: A proposal, by
special resolution, to amend (the "Extension
Amendment") the Company's amended and restated
memorandum and articles of association (the "Articles" or
"Current Charter"), to extend the date by which the
Company has to consummate a business combination
(the "Extension") for an additional three months from
February 18, 2023 (the "Current Termination Date") to
May 18, 2023 (the termination date as so extended,
"Extended Termination Date") (we refer to this proposal
as "Extension Amendment Proposal").			Management		For	For
2.	The Adjournment Proposal: A proposal, by ordinary
resolution, to direct the chairman of the Extraordinary
General Meeting to adjourn the Extraordinary General
Meeting to a later date or dates (the "Adjournment"), if
necessary, to permit further solicitation and vote of
proxies if, based upon the tabulated vote at the time of
the Extraordinary General Meeting, there are not
sufficient votes to approve the Extension Amendment
Proposal (we refer to this proposal as the "Adjournment
Proposal").			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	39,963	0	10-Feb-2023	10-Feb-2023
NEW VISTA ACQUISITION CORP.
Security	G6529L105				Meeting Type	Special
Ticker Symbol	NVSA				Meeting Date	15-Feb-2023
ISIN	KYG6529L1059				Agenda	935758473 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Proposal - As a special resolution, to
amend the Company's Amended and Restated
Memorandum and Articles of Association (the "Charter")
pursuant to an amendment to the Charter in the form set
forth in Annex A of the accompanying proxy statement to
extend the date by which the Company must either (i)
consummate a merger, share exchange, asset
acquisition, share purchase, reorganization or similar
business combination, which we refer to as our initial
Business ...(due to space limits, see proxy statement for
full proposal).			Management		For	For
2.	The Redemption Limitation Amendment Proposal - As a
special resolution, to amend the Company's Charter
pursuant to an amendment to the Charter as set forth in
Annex A of the accompanying proxy statement to
eliminate from the Charter the limitation that the
Company may not redeem public shares to the extent
that such redemption would result in the Company having
net tangible assets of less than $5,000,001 (the
"Redemption Limitation") in order to allow the Company
to redeem public ...(due to space limits, see proxy
statement for full proposal).			Management		For	For
3.	The Liquidation Amendment Proposal - A proposal to
amend the Charter as set forth in Annex A of the
accompanying proxy statement to permit our Board, in its
sole discretion, to elect to wind up our operations on an
earlier date (the "Liquidation Amendment" and such
proposal, the "Liquidation Amendment Proposal" and,
collectively with the Extension Proposal and the
Redemption Limitation Amendment Proposal, the
"Charter Amendment Proposals").			Management		For	For
4.	The Trust Amendment Proposal - A proposal to amend
the Company's investment management trust agreement,
dated as of February 16, 2022, by and between the
Continental Stock Transfer & Trust Company
("Continental") and the Company (the "Trust Agreement")
pursuant to an amendment to the Trust Agreement in the
form set forth in Annex B of the accompanying proxy
statement to extend the date by which the Company
would be required to consummate our initial Business
Combination from February 19, 2023 to ...(due to space
limits,see proxy material for full proposal).			Management		For	For
5.	The Adjournment Proposal - As an ordinary resolution, to
approve the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection with, the approval of any of the Charter Amendment
Proposals (the "Adjournment Proposal"), which will only
be presented at the Extraordinary General Meeting if,
based on the tabulated votes, there are not sufficient
votes at ...(due to space limits, see proxy statement for
full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	168	0	06-Feb-2023	06-Feb-2023
LF CAPITAL ACQUISITION CORP. II
Security	50202D102				Meeting Type	Special
Ticker Symbol	LFAC				Meeting Date	17-Feb-2023
ISIN	US50202D1028				Agenda	935763323 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	THE CHARTER AMENDMENT PROPOSAL -
APPROVAL OF AN AMENDMENT TO THE
COMPANY'S AMENDED AND RESTATED
CERTIFICATE OF INCORPORATION TO EXTEND TO
INCREASE THE MONTHLY EXTENSION PAYMENTS
PER ONE-MONTH EXTENSION OF THE DEADLINE TO
COMPLETE THE INITIAL BUSINESS COMBINATION
(AS DEFINED IN THE CHARTER) TO $0.04 PER
SHARE OF THE COMPANY'S CLASS A COMMON
STOCK, PAR VALUE $0.0001 PER SHARE.			Management		For	For
2.	THE ADJOURNMENT PROPOSAL - APPROVAL TO
DIRECT THE CHAIRMAN OF THE SPECIAL MEETING
TO ADJOURN THE SPECIAL MEETING TO A LATER
DATE OR DATES, IF NECESSARY, TO PERMIT
FURTHER SOLICITATION AND VOTE OF PROXIES IN
THE EVENT THAT THERE ARE INSUFFICIENT VOTES
FOR, OR OTHERWISE IN CONNECTION WITH, THE
APPROVAL OF THE CHARTER AMENDMENT
PROPOSAL.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	39,110	0	14-Feb-2023	14-Feb-2023
ALSP ORCHID ACQUISITION CORP. I
Security	G0231L107				Meeting Type	Special
Ticker Symbol	ALOR				Meeting Date	17-Feb-2023
ISIN	KYG0231L1077				Agenda	935764630 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Initial Period Extension Amendment Proposal - To amend
the Memorandum and Articles of Association to extend
the initial date by which ALSP Orchid must consummate
a business combination (the "Charter Initial Period
Extension") from February 23, 2023 (the "Initial Period
Termination Date") to August 23, 2023 (the "Charter
Initial Period Extension Date", and the proposal being the
"Initial Period Extension Amendment Proposal"), subject
to any additional extensions as provided in our
Memorandum and Articles of Association.			Management		For	For
2.	Adjournment Proposal - To adjourn the Shareholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Shareholder Meeting,
there are insufficient Class A ordinary shares, par value
$0.0001 per share ("Class A Ordinary Shares") and Class
B ordinary shares, par value $0.0001 per share (the
"Class B Ordinary Shares" and, collectively with the
Class A Ordinary Shares, the "Ordinary ...(due to space
limits, see proxy material for full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	86,742	0	14-Feb-2023	14-Feb-2023
TAILWIND INTERNATIONAL ACQUISITION CORP.
Security	G8662F101				Meeting Type	Special
Ticker Symbol	TWNI				Meeting Date	21-Feb-2023
ISIN	KYG8662F1019				Agenda	935764642 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - RESOLVED, as a
special resolution that: a) Article 49.7 of Tailwind's
Amended and Restated Memorandum and Articles of
Association be deleted in its entirety and replaced with
the following new Article 49.7: "In the event that the
Company does not consummate a Business Combination
upon the date which is the later of (A) 23 August 2023
and (B) such later date as may be approved by the
Members in accordance with the Articles (in any case,
such date being ...(due to space limits, see proxy material
for full proposal).			Management		For	For
2.	The Redemption Limitation Amendment Proposal -
RESOLVED, as a special resolution that: a) Article
49.2(b) of Tailwind's Amended and Restated
Memorandum and Articles of Association be deleted in its
entirety and replaced with the following new Article
49.2(b): "provide Members with the opportunity to have
their Shares repurchased by means of a tender offer for a
per-Share repurchase price payable in cash, equal to the
aggregate amount then on deposit in the Trust Account,
....(due to space limits,see proxy material for full
proposal).			Management		For	For
3.	The Adjournment Proposal - RESOLVED, as an ordinary
resolution, that the adjournment of the Shareholder
Meeting to a later date or dates if necessary, (i) to permit further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Shareholder Meeting,
there are insufficient Class A ordinary shares, par value
$0.0001 per share (the "Public Shares"), and Class B
ordinary shares, par value $0.0001 per share, in the
capital of Tailwind represented (either in person or by
proxy) ...(due to space limits, see proxy material for full
proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	3,390	0	16-Feb-2023	16-Feb-2023
GENESIS GROWTH TECH ACQUISITION CORP.
Security	G3R23D102				Meeting Type	Special
Ticker Symbol	GGAA				Meeting Date	22-Feb-2023
ISIN	KYG3R23D1021				Agenda	935766026 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - To amend GGAA's
Amended and Restated Memorandum and Articles of
Association (the "Articles of Association"), by way of
special resolution, pursuant to an amendment in the form
set forth on Annex A to the accompanying proxy
statement to extend the date (the "Termination Date") by
which GGAA has to consummate a business combination
(the "Extension") from March 13, 2023 (which deadline
was previously extended by GGAA from December 13,
2022) to September 13, 2023.			Management		For	For
2.	Redemption Limitation Amendment Proposal: To amend,
by way of special resolution, the Articles of Association to allow GGAA to delete: (i) the limitation on share
repurchases prior to the consummation of a business
combination; (ii) the limitation that GGAA shall not
consummate a business combination if it would cause
GGAA's net tangible assets to be less than $5,000,001;
(iii) the limitation that GGAA shall not redeem Public
Shares (the "Redemption Limitation Amendment
Proposal").			Management		For	For
3.	Adjournment Proposal - To adjourn, by way of ordinary
resolution, the Extraordinary General Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies if, based upon the tabulated vote at
the time of the Extraordinary General Meeting, there are
not sufficient votes to approve the Extension Amendment
Proposal or the Redemption Limitation Amendment
Proposal (the "Adjournment Proposal").			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	87,536	0	21-Feb-2023	21-Feb-2023
TLGY ACQUISITION CORP
Security	G8656T117				Meeting Type	Special
Ticker Symbol	TLGYU				Meeting Date	23-Feb-2023
ISIN	KYG8656T1177				Agenda	935762927 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment Proposal: Approve, by way of
special resolution, an amendment to Company's
Amended and Restated Memorandum and Articles of
Association in the form set forth in Annex A of the
accompanying Proxy Statement to: cancel the three-
month automatic extension period to which the Company
was entitled in case it filed a preliminary proxy statement, registration statement (i) 15-month period from the
consummation of IPO, (ii) any paid extension period, to
consummate a business combination.			Management		For	For
2.	Adjournment Proposal: Approve, by way of ordinary
resolution, the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection with, the approval of the Charter Amendment Proposal,
pursuant to the resolution set forth in the Adjournment
Proposal in the accompanying Proxy Statement.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	12,390	0	14-Feb-2023	14-Feb-2023
FLAME ACQUISITION CORP.
Security	33850F108				Meeting Type	Special
Ticker Symbol	FLME				Meeting Date	27-Feb-2023
ISIN	US33850F1084				Agenda	935766343 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	To amend Flame's Amended and Restated Certificate of
Incorporation (our "charter") to extend the date by which
Flame must consummate a business combination (the
"Extension") from March 1, 2023 (the date that is 24
months from the closing date of Flame's initial public
offering of units (the "IPO")) to September 1, 2023 (the
date that is 30 months from the closing date of the IPO)
(the "Extension Amendment Proposal").			Management		For	For
2.	A proposal to approve the adjournment of the special
meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes to approve the Extension
Amendment Proposal or if we determine that additional
time is necessary to effectuate the Extension (the
"Adjournment Proposal").			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	4,258	0	23-Feb-2023	23-Feb-2023
TWELVE SEAS INVESTMENT COMPANY II
Security	90118T106				Meeting Type	Special
Ticker Symbol	TWLV				Meeting Date	28-Feb-2023
ISIN	US90118T1060				Agenda	935766038 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from March 2,
2023 to December 2, 2023 (or such earlier date as
determined by the Board).			Management		For	For
2.	Adjournment Proposal - Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
Proposal 1.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	6,831	0	23-Feb-2023	23-Feb-2023
TWELVE SEAS INVESTMENT COMPANY II
Security	90118T205				Meeting Type	Special
Ticker Symbol	TWLVU				Meeting Date	28-Feb-2023
ISIN	US90118T2050				Agenda	935766038 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from March 2,
2023 to December 2, 2023 (or such earlier date as
determined by the Board).			Management		For	For
2.	Adjournment Proposal - Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
Proposal 1.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	1	0	23-Feb-2023	23-Feb-2023
FUSION ACQUISITION CORP. II
Security	36118N201				Meeting Type	Special
Ticker Symbol	FSNBU				Meeting Date	28-Feb-2023
ISIN	US36118N2018				Agenda	935767383 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	To amend (the "Extension Amendment") Fusion
Acquisition Corp. II's (the "Company," "we,"or "our")
Second Amended and Restated Certificate of
Incorporation (our "charter") to (i) extend the date by
which the Company must consummate a business
combination (the "Extension") from March 2, 2023 (the
date which is 24 months from the closing date of the
Company's initial public offering (the "IPO") of our units
(the "units") (such date, the "Current Outside Date")) to
September 2, 2023 (the date which is ...(due to space
limits, see proxy material for full proposal).			Management		For	For
2.	To amend (the "Founder Share Amendment" and,
together with the Extension Amendment, the "Charter
Amendments") our charter to provide holders of Class B
common stock, par value $0.0001 per share, of the
Company ("founder shares" or "Class B Common Stock")
the right to convert any and all their Class B Common
Stock into Class A common stock, par value $0.0001 per
share of the Company ("Class A Common Stock"), on a
one-for-one basis prior to the closing of a business
combination at the election ...(due to space limits, see
proxy material for full proposal).			Management		For	For
3.	To approve the adjournment of the special meeting to a
later date or dates, if necessary or appropriate, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes to approve, or otherwise in
connection with, the other proposals or if we determine
that additional time is necessary to effectuate the
Extension (the "Adjournment Proposal").			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	12,992	0	23-Feb-2023	23-Feb-2023
FUSION ACQUISITION CORP. II
Security	36118N102				Meeting Type	Special
Ticker Symbol	FSNB				Meeting Date	28-Feb-2023
ISIN	US36118N1028				Agenda	935767383 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	To amend (the "Extension Amendment") Fusion
Acquisition Corp. II's (the "Company," "we,"or "our")
Second Amended and Restated Certificate of
Incorporation (our "charter") to (i) extend the date by
which the Company must consummate a business
combination (the "Extension") from March 2, 2023 (the
date which is 24 months from the closing date of the
Company's initial public offering (the "IPO") of our units
(the "units") (such date, the "Current Outside Date")) to
September 2, 2023 (the date which is ...(due to space
limits, see proxy material for full proposal).			Management		For	For
2.	To amend (the "Founder Share Amendment" and,
together with the Extension Amendment, the "Charter
Amendments") our charter to provide holders of Class B
common stock, par value $0.0001 per share, of the
Company ("founder shares" or "Class B Common Stock")
the right to convert any and all their Class B Common
Stock into Class A common stock, par value $0.0001 per
share of the Company ("Class A Common Stock"), on a
one-for-one basis prior to the closing of a business
combination at the election ...(due to space limits, see
proxy material for full proposal).			Management		For	For
3.	To approve the adjournment of the special meeting to a
later date or dates, if necessary or appropriate, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes to approve, or otherwise in
connection with, the other proposals or if we determine
that additional time is necessary to effectuate the
Extension (the "Adjournment Proposal").			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	8,538	0	23-Feb-2023	23-Feb-2023
ALPINE ACQUISITION CORP.
Security	02083L109				Meeting Type	Special
Ticker Symbol	REVE				Meeting Date	28-Feb-2023
ISIN	US02083L1098				Agenda	935768412 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - Amend the Company's amended and restated certificate of incorporation to extend the date that the Company has to consummate a business combination to April 2, 2023.		Management		For	For
2.	The Adjournment Proposal - Approve the adjournment of the special meeting to a later date or dates, if the Company determines that additional time is necessary to effectuate the Extension.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	54,048	0	23-Feb-2023	23-Feb-2023
OXUS ACQUISITION CORP.
Security	G6859L105				Meeting Type	Special
Ticker Symbol	OXUS				Meeting Date	02-Mar-2023
ISIN	KYG6859L1059				Agenda	935766901 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Proposal - as a special resolution, to
amend the Company's Amended and Restated
Memorandum and Articles of Association (the "Charter")
pursuant to an amendment to the Charter in the form set
forth in Annex A of the accompanying proxy statement (1)
consummate a merger, amalgamation, share exchange,
asset acquisition, share purchase, reorganization or
similar business combination. (2) cease its operations
except for the purpose of winding up (3) redeem all of the
Class A ordinary shares.			Management		For	For
2.	The Founder Share Amendment Proposal - as a special
resolution, to amend the Company's Charter in the form
set forth in Annex A of the accompanying proxy
statement to provide for the right of a holder of Class B
ordinary shares of the Company (the "Founder Shares"
or the "Class B Ordinary Shares") to convert into Class A
ordinary shares (the "Class A Ordinary Shares") on a
one-for- one basis prior to the closing of a business
combination at the election of the holder (the "Founder
Share Amendment Proposal").			Management		For	For
3.	The Adjournment Proposal - as an ordinary resolution, to
approve the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection with, the approval of the Extension Proposal (the
"Adjournment Proposal").			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	53,236	0	23-Feb-2023	23-Feb-2023
AFRICAN GOLD ACQUISITION CORPORATION
Security	G0112R108				Meeting Type	Special
Ticker Symbol	AGAC				Meeting Date	02-Mar-2023
ISIN	KYG0112R1083				Agenda	935770443 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - RESOLVED, as a
special resolution that: a) Article 49.7 of African Gold's
Amended and Restated Articles of Association be deleted
in its entirety and replaced with the following new Article
49.7: "In the event that the Company does not
consummate a Business Combination upon the date
which is the later of (A) 2 June 2023 (or 2 March 2024, if
applicable under the provisions of this Article 49.7) and
(B) such later date as may be approved by the Members
in accordance ...(due to space limits, see proxy material
for full proposal).			Management		For	For
2.	The Redemption Limitation Amendment Proposal -
RESOLVED, as a special resolution that: a) Article
49.2(b) of African Gold's Amended and Restated Articles
of Association be deleted in its entirety and replaced with
the following new Article 49.2(b): "provide Members with
the opportunity to have their Shares repurchased by
means of a tender offer for a per-Share repurchase price
payable in cash, equal to the aggregate amount then on
deposit in the Trust Account, calculated as of two ...(due
to space limits, see proxy material for full proposal).			Management		For	For
3.	The Adjournment Proposal - RESOLVED, as an ordinary
resolution, that the adjournment of the Shareholder
Meeting to a later date or dates if necessary, (i) to permit further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Shareholder Meeting,
there are insufficient Class A ordinary shares, par value
$0.0001 per share (the "Public Shares"), and Class B
ordinary shares, par value $0.0001 per share, in the
capital of African Gold represented (either in ...(due to
space limits, see proxy material for full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	424	0	28-Feb-2023	28-Feb-2023
FAST ACQUISITION CORP. II
Security	311874101				Meeting Type	Special
Ticker Symbol	FZT				Meeting Date	03-Mar-2023
ISIN	US3118741012				Agenda	935766925 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - A proposal to
amend the Company's Amended and Restated Certificate
of Incorporation (the "charter") to extend the date by
which the Company must consummate a business
combination (the "Extension") from March 18, 2023 (the
date that is 24 months from the closing date of the
Company's initial public offering of units (the "IPO")) (the
"Current Outside Date") to June 18, 2023 (the date that is
27 months from the closing date of the IPO) (the
"Extended Date"), ...(due to space limits, see proxy
material for full proposal).			Management		For	For
2.	The Founder Share Amendment Proposal - A proposal to
amend the charter to provide for the right of a holder of
Class B common stock of the Company to convert into
Class A common stock on a one-to-one basis prior to the
closing of a business combination at the election of the
holder (the "Founder Share Amendment Proposal").			Management		For	For
3.	The Redemption Limitation Amendment Proposal - A
proposal to amend the charter to delete: (i) the limitation
that the Company shall not consummate a business
combination if it would cause the Company's net tangible
assets to be less than $5,000,001; and (ii) the limitation
that the Company shall not redeem public shares that
would cause the Company's net tangible assets to be
less than $5,000,001 following such redemptions (the
"Redemption Limitation Amendment Proposal").			Management		For	For
4.	The Adjournment Proposal - A proposal to adjourn the
Special Meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension
Amendment Proposal, Founder Share Amendment
Proposal, or Redemption Limitation Amendment Proposal
or if we determine that additional time is necessary to
effectuate the Extension.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	27,116	0	28-Feb-2023	28-Feb-2023
DHC ACQUISITION CORP.
Security	G2758T109				Meeting Type	Special
Ticker Symbol	DHCA				Meeting Date	03-Mar-2023
ISIN	KYG2758T1094				Agenda	935769375 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - To amend the
Memorandum and Articles of Association (our "Articles")
to extend the initial date by which DHC Acquisition Corp
must consummate a business combination from March 4,
2023 to December 4, 2023, subject to any additional
extensions as provided in our Articles.			Management		For	For
2.	Adjournment - To adjourn the Shareholder Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies, if, based on the tabulated vote at the time of the Shareholder Meeting, there are
insufficient Class A ordinary shares, par value $0.0001
per share, and Class B ordinary shares, par value
$0.0001 per share, of DHC Acquisition Corp (either in
person or by proxy) to constitute a quorum necessary to
conduct business at the Shareholder Meeting or at the
time of the Shareholder Meeting to approve Proposal No.
1.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	17,064	0	28-Feb-2023	28-Feb-2023
GAMES & ESPORTS EXPERIENCE ACQ CORP.
Security	G3731J101				Meeting Type	Special
Ticker Symbol	GEEXU				Meeting Date	06-Mar-2023
ISIN	KYG3731J1013				Agenda	935768828 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - Amend the Company's
amended and restated articles of association to: (A)
extend the date by which the Company has to complete
an initial business combination from March 7, 2023 to
December 7, 2023, by electing to extend the date to
consummate an initial business combination on a
monthly basis for up to nine times by an additional one
month each time after March 7, 2023 to December 7,
2023, unless the closing of the Company's initial business
combination shall ...(due to space limits, see proxy
material for full proposal).			Management		For	For
2.	Adjournment Proposal - Approve the adjournment of the
Extraordinary General Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Extension Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	61,369	0	01-Mar-2023	01-Mar-2023
GLOBALINK INVESTMENT, INC.
Security	37892F109				Meeting Type	Special
Ticker Symbol	GLLI				Meeting Date	06-Mar-2023
ISIN	US37892F1093				Agenda	935769363 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - Amend the Company's
charter to extend the date by which the Company must (i)
consummate a business combination,(ii) cease its
operations if it fails to complete such business
combination, and (iii) redeem or repurchase 100% of the
Company's outstanding public shares of common stock
included as part of the units sold in the Company's IPO.			Management		For	For
2.	Trust Amendment Proposal - Amend the Company's
investment management trust agreement, dated as
December 6, 2021 (the "Trust Agreement"), between the
Company & Continental Stock Transfer & Trust Company
(the "Trustee"), extending time for the Company to
complete its initial business combination under the Trust
Agreement from 15 months from the consummation of
the IPO, or March 9, 2023 (or up to 21 months from the
consummation of the IPO if the Company elects to
extend the date to consummate a business combination.			Management		For	For
3.	Adjournment Proposal - Approve the adjournment of the
Special Meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in
connection with, the approval of the Extension
Amendment Proposal and the Trust Amendment
Proposal. This is referred to as the "Adjournment
Proposal."			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	65,531	0	01-Mar-2023	01-Mar-2023
BANNIX ACQUISITION CORP.
Security	066644105				Meeting Type	Special
Ticker Symbol	BNIX				Meeting Date	08-Mar-2023
ISIN	US0666441052				Agenda	935769882 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	To amend the Companys Amended and Restated
Certificate of Incorporation to extend the termination date
by which the Company must consummate a business
combination from March 14, 2023, the date that is 15
months from the closing date of the Companys initial
public offering of units (the IPO) or June 14 2023 the date
that is 18 months from the closing date of the Companys
IPO assuming the automatic extension  is implemented to
March 14 2024 (the date that is 30 months from the
closing date of the IPO).			Management		For	For
2.	To amend the Companys Investment Management Trust
Agreement dated as of September 10, 2021 (the Trust
Agreement) between the Company and Continental
Stock Transfer & Trust Company (the Trustee) allowing
the Company in the event that Company has not
consummated a business combination by the extended
date to extend by resolution of the board of directors and
without approval of the Companys stockholders the
termination date up to twelve times each by one
additional month.			Management		For	For
3.	To approve the adjournment of the special meeting to a
later date or dates if necessary to permit further
solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension Amendment
Proposal or the Trust Amendment Proposal or if we
determine that additional time is necessary to effectuate
the Extension.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	51,497	0	01-Mar-2023	01-Mar-2023
LAKESHORE ACQUISITION II CORP
Security	G5352N105				Meeting Type	Special
Ticker Symbol	LBBB				Meeting Date	09-Mar-2023
ISIN	KYG5352N1051				Agenda	935771786 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Proposal - to consider and vote upon a
proposal by special resolution to amend the Company's
amended and restated memorandum & articles of
association adopted by special resolution dated
03/8/2022 & effective on 03/8/2022 (together, the
"Existing Charter") to: extend from 03/11/2023 (the
"Original Termination Date") to 06/11/2023 (the
"Extended Date"), if the Company has not consummated
an initial business combination, the Company must: (a)
cease all operations except for the purpose of winding
up.			Management		For	For
2.	The Adjournment Proposal - to consider and vote upon a
proposal by the following ordinary resolution to approve
the adjournment of the General Meeting by the chairman
thereof to a later date, if necessary, under certain
circumstances, to solicit additional proxies for the
purpose of approving the Extension Proposal, to amend
the Extension Proposal, or to allow reasonable additional
time for the filing or mailing of any supplemental or
amended disclosure that the Company has determined in
good faith after consultation with outside legal counsel is
required.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	39,630	0	01-Mar-2023	01-Mar-2023
SILVER SPIKE ACQUISITION CORP II
Security	G8201H105				Meeting Type	Special
Ticker Symbol	SPKB				Meeting Date	10-Mar-2023
ISIN	KYG8201H1056				Agenda	935768272 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - To amend SSPK's
Articles to extend the date (the "Termination Date") by
which SSPK has to consummate a Business
Combination from March 15, 2023 to June 15, 2023 and
to allow SSPK, without another shareholder vote, to elect
to extend the Termination Date to consummate a
Business Combination on a monthly basis for up to nine
times by an additional one month after June 15, 2023
until March 15, 2024, unless the closing of a Business
Combination shall have occurred prior thereto.			Management		For	For
2.	The Redemption Limitation Amendment Proposal - To
amend SSPK's Articles to eliminate from the Articles the
limitation that SSPK shall not redeem Class A Ordinary
Shares included as part of the units sold in the IPO
("Public Shares") to the extent that such redemption
would cause SSPK's net tangible assets to be less than
$5,000,001 which would allow SSPK to redeem Public
Shares irrespective of whether such redemption would
exceed the Redemption Limitation.			Management		For	For
3.	The Founder Conversion Amendment Proposal - To
amend, by way of special resolution, the Company's
Articles, as provided by the third resolution in the form set forth in Annex A to the accompanying proxy statement
(the "Founder Conversion Amendment" and such
proposal, the "Founder Conversion Amendment
Proposal") to provide that the Class B Ordinary Shares
may be converted either at the time of the consummation
of the Company's initial Business Combination or at any
earlier date at the option of the holders of the Class B
Ordinary Shares.			Management		For	For
4.	The Adjournment Proposal - To adjourn the Shareholder
Meeting to a later date, if necessary, (i) to permit further solicitation and vote of proxies if there are insufficient
Class A Ordinary Shares and Class B Ordinary Shares to
approve the proposals, (ii) if the holders of Public Shares
have elected to redeem an amount of shares such that
SSPK would not adhere to continued listing requirements
of Nasdaq, or (iii) if the Board determines before the
Shareholder Meeting that it is not necessary or no longer
desirable to proceed with the other proposals.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	6,760	0	01-Mar-2023	01-Mar-2023
NORTHVIEW ACQUISITION CORPORATION
Security	66718N129				Meeting Type	Special
Ticker Symbol	NVACR				Meeting Date	10-Mar-2023
ISIN	US66718N1292				Agenda	935768830 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	A proposal to approve an amendment to the Company's
amended and restated certificate of incorporation to
extend the date by which the Company must
consummate a business combination or, if it fails to do
so, cease its operations and redeem or repurchase 100%
of the shares of the Company's common stock issued in
the Company's initial public offering, from March 22,
2023, monthly for up to nine additional months at the
election of the Company, ultimately until as late as
December 22, 2023.			Management		For	For
2.	A proposal to approve an amendment to the Investment
Management Trust Agreement, dated December 20,
2021, by and between the Company and Continental
Stock Transfer & Company, to authorize the Extension
subject to Proposal 1 above and its implementation by
the Company.			Management		For	For
3.	A proposal to approve the adjournment of the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection with, the approval of the forgoing proposals. This
proposal will only be presented at the Special Meeting if
there are not sufficient votes to approve each of the
forgoing proposals.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	69,600	0	01-Mar-2023	01-Mar-2023
NORTHVIEW ACQUISITION CORPORATION
Security	66718N103				Meeting Type	Special
Ticker Symbol	NVAC				Meeting Date	10-Mar-2023
ISIN	US66718N1037				Agenda	935768830 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	A proposal to approve an amendment to the Company's
amended and restated certificate of incorporation to
extend the date by which the Company must
consummate a business combination or, if it fails to do
so, cease its operations and redeem or repurchase 100%
of the shares of the Company's common stock issued in
the Company's initial public offering, from March 22,
2023, monthly for up to nine additional months at the
election of the Company, ultimately until as late as
December 22, 2023.			Management		For	For
2.	A proposal to approve an amendment to the Investment
Management Trust Agreement, dated December 20,
2021, by and between the Company and Continental
Stock Transfer & Company, to authorize the Extension
subject to Proposal 1 above and its implementation by
the Company.			Management		For	For
3.	A proposal to approve the adjournment of the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection with, the approval of the forgoing proposals. This
proposal will only be presented at the Special Meeting if
there are not sufficient votes to approve each of the
forgoing proposals.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	69,600	0	01-Mar-2023	01-Mar-2023
CHURCHILL CAPITAL CORP V
Security	17144T107				Meeting Type	Special
Ticker Symbol	CCV				Meeting Date	14-Mar-2023
ISIN	US17144T1079				Agenda	935770304 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1)	The Extension Amendment Proposal - To amend the
amended and restated certificate of incorporation of
Churchill Capital Corp V ("Churchill") to extend the date
by which Churchill has to consummate a business
combination (the "Extension"), as more fully set forth in
Churchill's proxy statement (the "Extension Amendment
Proposal").			Management		For	For
2)	The Adjournment Proposal - To adjourn the special
meeting of Churchill stockholders to a later date or dates,
if necessary, to permit further solicitation and vote of
proxies if, at the time of the special meeting, there are not sufficient votes to approve the Extension Amendment
Proposal or if Churchill determines that additional time is
necessary to effectuate the Extension.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	25,000	0	14-Mar-2023
TECH AND ENERGY TRANSITION CORPORATION
Security	87823R102				Meeting Type	Special
Ticker Symbol	TETC				Meeting Date	16-Mar-2023
ISIN	US87823R1023				Agenda	935768816 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Approval of an amendment to the Company's Amended
and Restated Certificate of Incorporation ("Certificate of
Incorporation") to extend the date by which the Company
has to consummate a business combination from March
19, 2023 to September 19, 2023.			Management		For	For
2.	Approval of an amendment to the Certificate of
Incorporation to eliminate the limitation that the Company
may not redeem public shares to the extent that such
redemption would result in the Company having net
tangible assets (as determined in accordance with Rule
3a51- 1(g) (1) of the Securities Exchange Act of 1934) of
less than $5,000,001.			Management		For	For
3.	Approval of an amendment to the Certificate of
Incorporation to set April 5, 2023, as the date by which,
upon the approval of Proposal 1, the Corporation must
redeem shares of Class A Common Stock held by public
stockholders who elect to redeem such shares prior to
5:00 p.m., Eastern time, on April 3, 2023.			Management		For	For
4.	Approval to adjourn the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal
1 and Proposal 3.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	27,051	0	14-Mar-2023	14-Mar-2023
NEWBURY STREET ACQUISITION CORP.
Security	65101L104				Meeting Type	Special
Ticker Symbol	NBST				Meeting Date	21-Mar-2023
ISIN	US65101L1044				Agenda	935780141 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	EXTENSION PROPOSAL: To amend the Company's
Second Amended and Restated Certificate of
Incorporation pursuant to an amendment in the form set
forth in Annex A of the accompanying proxy statement (1)
consummate a merger, share exchange, asset
acquisition, stock purchase, recapitalization,
reorganization or other similar business combination, (2)
cease all operations except for the purpose of winding up
it fails to complete such initial business combination, 3)
redeem all of the shares of common stock.			Management		For	For
2.	ADJOURNMENT PROPOSAL - To approve the
adjournment of the Special Meeting to a later date or
dates, if necessary or convenient, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Extension Proposal, which will only be
presented at the Special Meeting if, based on the
tabulated votes, there are not sufficient votes at the time
of the Special Meeting to approve the Extension
Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	42,162	0	14-Mar-2023	14-Mar-2023
GSR II METEORA ACQUISITION CORP.
Security	36263W105				Meeting Type	Special
Ticker Symbol	GSRM				Meeting Date	22-Mar-2023
ISIN	US36263W1053				Agenda	935766052 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - To consider and
vote upon a proposal to (a) approve and adopt the
Transaction Agreement, dated as of August 24, 2022 (the
"Transaction Agreement"), by and among GSR II
Meteora Sponsor LLC ("PubCo"), a Delaware limited
liability company, BT Assets, Inc., a Delaware corporation
("BT Assets"), and Lux Vending, LLC, a Georgia limited
liability company and wholly-owned subsidiary of BT
Assets, attached to the accompanying proxy statement
as Annex A, ...(due to space limits, see proxy material for
full proposal).			Management		For	For
2.	The Charter Proposal - To consider and vote upon a
proposal to approve and adopt the proposed second
amended and restated certificate of incorporation
("Proposed Charter") of the combined post-business
combination company (also referred to herein as
"PubCo"), in the form attached to the accompanying
proxy statement as Annex B, which, if approved, and
assuming the Business Combination Proposal and the
Nasdaq Proposal (defined below) are approved, will take
effect immediately prior ...(due to space limits, see proxy
material for full proposal).			Management		For	For
3a.	Advisory Governance Proposal A - To authorize the
change in the authorized capital stock of PubCo from
100,000,000 shares of Class A common stock, par value
$0.0001 per share, 20,000,000 shares of Class B
common stock, par value $0.0001 per share, and
1,000,000 shares of undesignated preferred stock, to
800,000,000 shares of PubCo Class A common stock,
par value $0.0001 per share (which shall be entitled to
one vote per share), 20,000,000 shares of PubCo Class
B common stock, ...(due to space limits, see proxy
material for full proposal).			Management		For	For
3b.	Advisory Governance Proposal B - To eliminate provisions specific to PubCo's status as a blank check company that will serve no purpose following the consummation of the business combination.		Management		For	For
3c.	Advisory Governance Proposal C - To declassify the board of directors of PubCo with the result being that each director will be elected annually for a term of one year.		Management		For	For
3d.	Advisory Governance Proposal D - To require the
approval by affirmative vote of holders of at least 66 2/3%
of the voting power of PubCo's then-outstanding shares
of capital stock entitled to vote generally at an election of directors to make any amendment to certain provisions of
the Proposed Charter.			Management		For	For
4.	The Nasdaq Proposal - To consider and vote upon a
proposal to approve the issuance of shares of common
stock of PubCo in connection with the business
combination pursuant to applicable Nasdaq Stock Market
listing rules (the "Nasdaq Proposal").			Management		For	For
5.	The Incentive Equity Plan Proposal - To consider and
vote upon a proposal to approve and adopt the Bitcoin
Depot Inc. 2023 Omnibus Incentive Plan in the form
mutually agreed upon among BT OpCo, BT Assets and
PubCo and attached to the accompanying proxy
statement as Annex H (the "Incentive Equity Plan
Proposal").			Management		For	For
6.	The Adjournment Proposal - To consider and vote upon a
proposal to approve the adjournment of the special
meeting to a later date or dates, if necessary or
appropriate, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Business Combination Proposal, the Charter Proposal,
the Advisory Governance Proposals, the Nasdaq
Proposal and the Incentive Equity Plan Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	41,904	0	14-Mar-2023	14-Mar-2023
DIRECT SELLING ACQUISITION CORP.
Security	25460L103				Meeting Type	Special
Ticker Symbol	DSAQ				Meeting Date	24-Mar-2023
ISIN	US25460L1035				Agenda	935775138 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - To amend the
Company's amended and restated certificate of
incorporation to extend the date (the "Termination Date")
by which the Company has to consummate an initial
business combination a ("Business Combination") from
March 28, 2023 (the "Original Termination Date") to June
28, 2023 (the "Charter Extension Date") and to allow the
Company, without another stockholder vote, to elect to
extend the Termination Date to consummate a Business
Combination ...(due to space limits, see proxy material for
full proposal).			Management		For	For
2.	Adjournment Proposal - To adjourn the Stockholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of Class A common stock,
par value $0.0001 per share, and Class B common stock,
par value $0.0001 per share in the capital of the
Company represented (either in person or by proxy) to
constitute a quorum necessary to conduct business
....(due to space limits, see proxy material for full
proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	35,317	0	14-Mar-2023	14-Mar-2023
WELSBACH TECHNOLOGY METALS ACQ CORP.
Security	950415109				Meeting Type	Special
Ticker Symbol	WTMA				Meeting Date	24-Mar-2023
ISIN	US9504151096				Agenda	935781775 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Charter Amendment Proposal - A proposal to amend
(the "Charter Amendment") Welsbach Technology
Metals' amended and restated certificate of incorporation
(the "charter") to allow us to extend (the "Extension") the
date by which we have to consummate a business
combination (the "Combination Period") for up to an
additional six months, from March 30, 2023 (the date
which is 15 months from the closing date of our initial
public offering of our units (the "IPO")) to up to
September 30, 2023, ...(due to space limits, see proxy
material for full proposal).			Management		For	For
2.	The Trust Amendment Proposal - A proposal to amend
(the "Trust Amendment" and together with the Charter
Amendment, the "Extensions") the Investment
Management Trust Agreement, dated December 27,
2021, by and between Continental Stock Transfer & Trust
Company and Welsbach Technology Metals (the "Trust
Agreement"), allowing us to extend the Combination
Period for up to an additional six months, from March 30,
2023 to up to September 30, 2023 (the "Trust
Amendment"), by depositing into ...(due to space limits,
see proxy statement for full proposal).			Management		For	For
3.	The Auditor Proposal - A proposal to ratify the selection
by our Audit Committee of UHY LLP to serve as the
Company's independent registered public accounting firm
for the fiscal year ending December 31, 2022.			Management		For	For
4.	The Adjournment Proposal - A proposal to approve the
adjournment of the special meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Charter Amendment Proposal and the Trust Amendment
Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	66,708	0	14-Mar-2023	14-Mar-2023
RF ACQUISITION CORP.
Security	74954L104				Meeting Type	Special
Ticker Symbol	RFAC				Meeting Date	24-Mar-2023
ISIN	US74954L1044				Agenda	935781814 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Charter Amendment Proposal - a proposal to amend
the Company's amended and restated certificate of
incorporation to extend the date by which the Company
must consummate a business combination (the
"Business Combination"), up to seven times, from March
28, 2023 (the "Termination Date") to December 28, 2023,
comprised of an initial three (3) month extension and six
subsequent one month extensions (each an "Extension"),
for a total of up to nine months after the Termination
Date, ...(due to space limits, see proxy statement for full
proposal).			Management		For	For
2.	The Adjournment Proposal - a proposal to approve the
adjournment of the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Charter Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	64,612	0	14-Mar-2023	14-Mar-2023
PGIM SHORT DURATION HIGH YIELD OPP
Security	69355J104				Meeting Type	Annual
Ticker Symbol	SDHY				Meeting Date	29-Mar-2023
ISIN	US69355J1043				Agenda	935765593 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.1	Election of Class II Trustee: Kevin J. Bannon		Management		Split	Split
1.2	Election of Class II Trustee: Keith F. Hartstein		Management		Split	Split
1.3	Election of Class II Trustee: Grace C. Torres		Management		Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	123,010	0	28-Mar-2023	28-Mar-2023
ALPINE ACQUISITION CORP.
Security	02083L109				Meeting Type	Special
Ticker Symbol	REVE				Meeting Date	29-Mar-2023
ISIN	US02083L1098				Agenda	935765959 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to consider and vote upon a proposal to approve the Merger Agreement, the Hotel Purchase Agreement and the transactions contemplated thereby.		Management		For	For
2a.	Charter Proposal - increase the number of authorized
shares of common stock from 50,000,000 shares to
100,000,000 shares and increase the number of
authorized shares of preferred stock from 1,000,000
shares to 5,000,000 shares.			Management		For	For
2b.	Charter Proposal - change Alpine's name from "Alpine Acquisition Corporation" to "Two Bit Entertainment Corp."		Management		For	For
2c.	Charter Proposal - indicate that no director or officer shall be liable to New TBC or its stockholders for monetary
damages for breach of fiduciary duty as a director or
officer, as applicable, except to the extent such an
exemption from liability or limitation thereof is not
permitted under the Delaware General Corporation Law.			Management		For	For
2d.	Charter Proposal - remove provisions no longer applicable to the company following the Business Combination.		Management		For	For
3a	Election of Director: Alissa Nolan (Class I 2023)		Management		For	For
3b	Election of Director: Brian Cameron (Class I 2023)		Management		For	For
3c	Election of Director: Brent Bushnell (Class I 2023)		Management		For	For
3d	Election of Director: David Goldberg (Class II 2024)		Management		For	For
3e	Election of Director: Howard Silver (Class II 2024)		Management		For	For
3f	Election of Director: Elan Blutinger (Class III 2025)		Management		For	For
3g	Election of Director: Kim Schaefer (Class III 2025)		Management		For	For
4.	The Nasdaq Proposal - to consider and vote upon a
proposal, as required by the rules of the Nasdaq Stock
Market, to approve the issuance of shares of Common
Stock in the Business Combination in an amount greater
than 20% of the number of shares of Common Stock
outstanding before such issuances.			Management		For	For
5.	The Incentive Plan Proposal - to consider and vote upon a proposal to approve the 2022 Long-Term Incentive Equity Plan.		Management		For	For
6.	The Adjournment Proposal - to consider and vote upon a
proposal to adjourn the special meeting to a later date or
dates if it is determined that additional time is necessary
to complete the Business Combination for any reason.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	54,048	0	23-Feb-2023	23-Feb-2023
REDWOODS ACQUISITION CORP
Security	758083109				Meeting Type	Special
Ticker Symbol	RWOD				Meeting Date	31-Mar-2023
ISIN	US7580831094				Agenda	935793263 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	To amend the Company's Amended and Restated
Certificate of Incorporation (our "charter") to allow the
Company to extend the date by which the Company must
consummate a business combination (the "Extension")
from 04/04/2023 (the date is 12 months from the closing
date of the Company's initial public offering of units) to
07/04/2023 (the date is 15 months from the closing date
of the IPO) (the "Amended Date") and on a monthly basis
up to five times from the Amended Date to 12/04/2023
(the date is 20 months from the closing date of the IPO).			Management		For	For
2.	To amend Investment Management Trust Agreement,
dated 03/30/2022 (the "Trust Agreement"), between the
Company and Continental Stock Transfer & Trust
Company (the "Trustee"), to allow the Company to
extend the date on which Trustee must liquidate the trust
account established by the Company in connection with
the IPO (the "trust account") if the Company has not
completed its initial business combination, from
04/04/2023 (the date is 12 months from the closing date
of the IPO) to 07/04/2023 (the date is 15 months from the
closing date of the IPO).			Management		For	For
3.	To approve adjournment of the special meeting to a later
date if necessary, to permit further solicitation and vote of proxies in event there are insufficient votes to approve
the Extension Amendment Proposal or the Trust
Amendment Proposal or if we determine that additional
time is necessary to effectuate the Extension (the
"Adjournment Proposal"). The Adjournment Proposal will
only be presented at the special meeting if there are not
sufficient votes for, or otherwise in connection with, the
approval of the Extension & Trust Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	68,194	0	27-Mar-2023	27-Mar-2023
BLUE SAFARI GROUP ACQUISITION CORP.
Security	G1195R106				Meeting Type	Special
Ticker Symbol	BSGA				Meeting Date	11-Apr-2023
ISIN	VGG1195R1064				Agenda	935807961 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to consider and
vote upon a proposal to approve the amended and
restated agreement and plan of merger dated December
15, 2021 (as it may be amended and/or restated from
time to time, the "Merger Agreement"), by and among
Bitdeer Technologies Group, an exempted company with
limited liability incorporated under the laws of the
Cayman Islands ("BTG"), Bitdeer Technologies Holding
Company, an exempted company with limited liability
incorporated under the ...(due to space limits, see proxy
material for full proposal).			Management		For	For
2.	The Initial Mergers Proposal - to consider and vote upon
a proposal to approve, (1) the First SPAC Merger and the
plan of merger for the First SPAC Merger (the "First Plan
of Merger"), attached to the accompanying proxy
statement/prospectus as Annex A-5, and the transactions
contemplated thereunder, and (2) that upon the effective
time of the First SPAC Merger, (i) the amended and
restated memorandum and articles of association in the
form attached to the First Plan of Merger, a copy of
....(due to space limits, see proxy material for full
proposal).			Management		For	For
3.	The Nasdaq Proposal - to consider and vote upon a
proposal to approve, the issuance of securities in
connection with the Business Combination in order to
comply with Nasdaq Listing Rules 5635(a) and (b) (the
"Nasdaq Proposal").			Management		For	For
4.	The Governing Documents Proposal - to consider and
vote upon a proposal (the "Governing Documents
Proposal") in connection with the replacement of the
current Second Amended and Restated Memorandum
and Articles of Association (the "Existing BSGA Articles")
with the proposed Amended and Restated Memorandum
and Articles of Association of BTG (the "Amended BTG
Articles").			Management		For	For
5A.	Governing Documents Proposal A - to authorize the
effective change in authorized share capital from (i) the
maximum of 111,000,000 shares that BSGA is authorized
to issue, with no par value, divided into three classes of
shares as follows: (a) 100,000,000 class A ordinary
shares with no par value ("BSGA Class A Ordinary
Shares"); (b) 10,000,000 class B ordinary shares with no
par value ("BSGA Class B Ordinary Shares"); and (c)
1,000,000 preferred shares with no par value, to (ii) the
....(due to space limits, see proxy material for full
proposal).			Management		For	For
5B.	Governing Documents Proposal B - to authorize the
effective change in voting power in respect of the BSGA
Class A Ordinary Shares given that, following the
consummation of the Business Combination, each BTG
Class A Ordinary Share will be entitled to one (1) vote per
share compared with each BTG Class V Ordinary Share
being entitled to ten (10) votes per share, which change
will be effected given holders of BSGA Class A Ordinary
Shares will, effective as of the consummation of the
Business ...(due to space limits, see proxy material for full
proposal).			Management		For	For
5C.	Governing Documents Proposal C - to authorize the
effective change in the requirement of the number of
directors from (i) the minimum number of directors shall
be one and there shall be no maximum number of
directors to (ii) unless otherwise determined by BTG in
general meeting, the number of directors shall be no less
than three (3) and no more than twelve (12).			Management		For	For
5D.	Governing Documents Proposal D - to authorize all other
changes in connection with the effective replacement of
the Existing BSGA Articles with the Amended BTG
Articles effective as of the consummation of the Business
Combination, including changing the name from BSGA to
BTG, and removing certain provisions relating to BSGA's
status as a blank check company that will no longer be
applicable to BTG following consummation of the
Business Combination, which changes will be effected
given holders ...(due to space limits, see proxy material
for full proposal).			Management		For	For
6.	The BTG Incentive Plan Proposal - to consider and vote
upon a proposal to approve, the BTG incentive plan a
form of which is attached to the accompanying proxy
statement/prospectus as Annex C (the "BTG Incentive
Plan Proposal"), the approval of which the BSGA Board
believes is important in attracting, retaining and
rewarding high caliber employees who are essential to
BTG's success and in providing incentive to these
individuals to promote the success of BTG.			Management		For	For
7.	The Adjournment Proposal - to consider and approve, if
presented, a proposal to adjourn the Extraordinary
General Meeting to a later date or dates for the purpose
of soliciting additional proxies in favor of the approval of the Business Combination if, based on the tabulated
votes, there are not sufficient votes received at the time
of the Extraordinary General Meeting to approve any of
Proposals 1 through 6.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	49,546	0	04-Apr-2023	04-Apr-2023
EXCELFIN ACQUISITION CORP
Security	30069X102				Meeting Type	Special
Ticker Symbol	XFIN				Meeting Date	13-Apr-2023
ISIN	US30069X1028				Agenda	935800905 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	THE EXTENSION AMENDMENT PROPOSAL - To
amend the Company's amended and restated certificate
of incorporation to extend the date by with the company
must (1) effectuate a merger, capital stock exchange,
asset acquisition, stock purchase, reorganization or other
similar business combination with one or more
businesses, (2) cease its operations except for the
purpose of winding up if it fails to complete such initial
business combination, and (3) redeem 100% of the
Company's Class A common stock, from April 25, 2023 to
October 25, 2023.			Management		For	For
2.	THE ADJOURNMENT PROPOSAL - To approve the
adjournment of the Special Meeting to a later date or
dates, if necessary (i) to permit further solicitation and
vote of proxies if, based upon the tabulated vote at the
time of the Special Meeting, there are not sufficient votes
to approve one or more proposals presented to
stockholders for vote or, (ii) if stockholders have elected
to redeem an amount of shares in connection with the
Extension Amendment Proposal, such that the Company
would not adhere to the continued listing requirements of
The Nasdaq Global Market.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	9,609	0	04-Apr-2023	04-Apr-2023
CIIG CAPITAL PARTNERS II, INC.
Security	12561U109				Meeting Type	Special
Ticker Symbol	CIIG				Meeting Date	14-Apr-2023
ISIN	US12561U1097				Agenda	935789113 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal: to consider and
vote upon a proposal to approve and adopt the
Agreement and Plan of Merger, dated as of November
22, 2022, as may be amended: Pursuant to the Merger
Agreement, the parties thereto will enter into a business
combination transaction pursuant to (i) Zapp and its
shareholders entered into an Investor Exchange and
Support Agreement or Management Exchange and
Support Agreement. (ii) immediately following the
Company Exchange, Merger Sub will merge with and into
CIIG II.			Management		For	For
2.	The Stockholder Adjournment Proposal: To consider and
vote upon a proposal to adjourn the special meeting of
stockholders to a later date or dates, if necessary, to
permit further solicitation and vote of proxies if, based
upon the tabulated vote at the time of the special meeting
of stockholders, there are not sufficient votes to approve
one or more proposals presented to stockholders for
vote.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	28,306	0	04-Apr-2023	04-Apr-2023
SPORTSMAP TECH ACQUISITION CORP
Security	84921J116				Meeting Type	Special
Ticker Symbol	SMAPW				Meeting Date	14-Apr-2023
ISIN	US84921J1161				Agenda	935796954 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	To approve an amendment the Company's amended and
restated certificate of incorporation to extend the date by
which the Company must consummate a business
combination or, if it fails to do so, cease its operations
and redeem or repurchase 100% of the shares of the
Company's common stock issued in the Company's initial
public offering, from April 20, 2023, monthly for up to
eight additional months at the election of the Company,
ultimately until as late as December 20, 2023 (the
Extension).			Management		For	For
2.	To approve an amendment to the Investment
Management Trust Agreement, dated October 18, 2021,
by and between the Company and Continental Stock
Transfer & Company, to authorize the Extension
contemplated by Proposal 1 and its implementation by
the Company.			Management		For	For
3.	To authorize the adjournment of the Special Meeting, if
necessary, to solicit additional proxies if there are not
sufficient votes at the time of the Special Meeting or
adjournment or postponement thereof to approve of the
foregoing proposals.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	10,806	0	04-Apr-2023	04-Apr-2023
SPORTSMAP TECH ACQUISITION CORP
Security	84921J108				Meeting Type	Special
Ticker Symbol	SMAP				Meeting Date	14-Apr-2023
ISIN	US84921J1088				Agenda	935796954 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	To approve an amendment the Company's amended and
restated certificate of incorporation to extend the date by
which the Company must consummate a business
combination or, if it fails to do so, cease its operations
and redeem or repurchase 100% of the shares of the
Company's common stock issued in the Company's initial
public offering, from April 20, 2023, monthly for up to
eight additional months at the election of the Company,
ultimately until as late as December 20, 2023 (the
Extension).			Management		For	For
2.	To approve an amendment to the Investment
Management Trust Agreement, dated October 18, 2021,
by and between the Company and Continental Stock
Transfer & Company, to authorize the Extension
contemplated by Proposal 1 and its implementation by
the Company.			Management		For	For
3.	To authorize the adjournment of the Special Meeting, if
necessary, to solicit additional proxies if there are not
sufficient votes at the time of the Special Meeting or
adjournment or postponement thereof to approve of the
foregoing proposals.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	14,408	0	04-Apr-2023	04-Apr-2023
WORLDWIDE WEBB ACQUISITION CORP.
Security	G97775103				Meeting Type	Special
Ticker Symbol	WWAC				Meeting Date	14-Apr-2023
ISIN	KYG977751034				Agenda	935799087 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - Approve as a special
resolution, to extend the date by which the Company (1)
consummate a merger, amalgamation, share exchange,
asset acquisition, share purchase, reorganization or
similar business combination, (2) cease its operations
except for the purpose of winding up if it fails to complete such business combination, and (3) redeem all of the
Class A ordinary shares sold in initial public offering from
18 months from the closing of our IPO to 24 months from
the closing of our IPO.			Management		For	For
2.	Redemption Limitation Amendment Proposal - Approve
as a special resolution, the amendment of the Company's
Articles to eliminate from the Articles the limitation that
the Company shall not redeem Class A ordinary shares
sold in the IPO to the extent that such redemption would
cause the Company's net tangible assets to be less than
$5,000,001. The Redemption Limitation Amendment
would allow the Company to redeem Class A ordinary
shares irrespective of whether such redemption would
exceed the Redemption Limitation.			Management		For	For
3.	Adjournment Proposal - Approve as an ordinary
resolution, the adjournment of the Extraordinary General
Meeting to a later date or dates or indefinitely, if
necessary or convenient, to permit further solicitation and
vote of proxies in the event that there are insufficient
votes for, or otherwise in connection with, the approval of
any of the foregoing proposals.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	49,336	0	04-Apr-2023	04-Apr-2023
ACCRETION ACQUISITION CORP.
Security	00438Y107				Meeting Type	Special
Ticker Symbol	ENER				Meeting Date	14-Apr-2023
ISIN	US00438Y1073				Agenda	935800931 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	EXTENSION AMENDMENT PROPOSAL - To amend the
Company's amended & restated certificate of
incorporation to extend the date (the Termination Date)
by which Company has to consummate a Business
Combination (as defined below) from April 25, 2023
("Original Termination Date") to July 25, 2023 ("Charter
Extension Date") & to allow Company, without another
stockholder vote, to elect to extend Termination Date to
consummate a Business Combination on a monthly basis
up to 5 times by an additional 1 month each time after
Charter Extension Date, by resolution of Company's
board.			Management		For	For
2.	ADJOURNMENT PROPOSAL - To adjourn the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Special Meeting, there
are insufficient shares of common stock, par value
$0.001 per share in the capital of the Company
represented (either in person or by proxy) to constitute a
quorum necessary to conduct business at the Special
Meeting or at the time of the Special Meeting to approve
the Extension Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	33,634	0	04-Apr-2023	04-Apr-2023
BLACK MOUNTAIN ACQUISITION CORP.
Security	09216A108				Meeting Type	Special
Ticker Symbol	BMAC				Meeting Date	14-Apr-2023
ISIN	US09216A1088				Agenda	935802846 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - To amend and restate
the Company's Amended & Restated Certificate of
Incorporation (i) to extend the date by which the
Company has to consummate a merger, capital stock
exchange, asset acquisition, stock purchase,
reorganization or similar business combination, involving
the Company one or more businesses or entities (a
"Business Combination") from 04/18/2023 (the "Original
Termination Date") to 06/18/2023 (the "New Termination
Date") (ii) to allow the Company's board of directors
without another stockholder vote.			Management		For	For
2.	Trust Amendment Proposal - To amend and restate the
Investment Management Trust Agreement, dated as of
October 13, 2021, by and between the Company and
Continental Stock Transfer & Trust Company, as trustee,
to reflect the New Termination Date and the Additional
Extension Option (the "Trust Amendment Proposal"). A
copy of the form of the proposed Amended and Restated
Investment Management Trust Agreement is set forth in
Annex B to the accompanying proxy statement.			Management		For	For
3.	Redemption Limitation Amendment Proposal - To amend
and restate the Certificate of Incorporation to eliminate (i)
the limitation that the Company shall not redeem its
Public Stock to the extent that such redemption would
result in the Class A Common Stock, or the securities of
any entity that succeeds the Company as a public
company, becoming "penny stock" (as defined in
accordance with Rule 3a51-1 of the Securities Exchange
Act of 1934, as amended), or cause the Company to not
meet any greater net tangible asset or cash requirement.			Management		For	For
4.	Adjournment Proposal - To adjourn the Stockholder
Meeting to a later dates, if necessary, to permit further
solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of Class A Common Stock
and shares of Class B common stock, par value $0.0001
per share, in the capital of the Company represented
(either in person or by proxy) to constitute a quorum
necessary to conduct business at the time of the
Stockholder Meeting to approve the Extension
Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	39,233	0	04-Apr-2023	04-Apr-2023
GOLDENBRIDGE ACQUISITION LIMITED
Security	G3970D104				Meeting Type	Special
Ticker Symbol	GBRG				Meeting Date	14-Apr-2023
ISIN	VGG3970D1042				Agenda	935814005 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1)	Reincorporation Merger Proposal - to approve the merger
of Goldenbridge with and into SunCar Technology Group
Inc. (the "PubCo"), a Cayman Islands exempted
company and wholly owned subsidiary of Goldenbridge,
with PubCo surviving the merger. The merger will change
Goldenbridge's place of incorporation from the British
Virgin Islands to the Cayman Islands. Goldenbridge
refers to the merger as the Reincorporation Merger.			Management		For	For
2)	Acquisition Merger Proposal - to approve the
authorization for PubCo's board of directors to complete
the merger of SunCar Technology Global Inc. (the
"Merger Sub"), a Cayman Islands exempted company
and wholly owned subsidiary of PubCo, into Auto
Services Group Limited (the "SunCar"), a Cayman
Islands exempted company, resulting in SunCar
becoming a wholly owned subsidiary of PubCo.
Goldenbridge refers to the merger as the Acquisition
Merger.			Management		For	For
3)	Nasdaq Proposal - to approve for purposes of complying
with Nasdaq Listing Rule 5635 (a) and (b), the issuance
of more than 20% of the issued and outstanding ordinary
shares of PubCo pursuant to the terms of the Merger
Agreement and the resulting change in control in
connection with the Business Combination.			Management		For	For
4)	Pre-Merger Charter Amendment Proposal - to approve the pre- merger charter amendment.		Management		For	For
5)	PubCo Charter Proposal - to approve each material
difference between the proposed PubCo's Amended and
Restated Memorandum and Articles of Association and
the amended and restated memorandum and articles of
association of Goldenbridge, as amended and restated
on November 24, 2022.			Management		For	For
6)	Adjournment Proposal - to approve the adjournment of the Extraordinary General Meeting in the event Goldenbridge does not receive the requisite shareholder vote to approve any of the above Proposals.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	29,011	0	12-Apr-2023	12-Apr-2023
YOTTA ACQUISITION CORP
Security	98741Y103				Meeting Type	Special
Ticker Symbol	YOTA				Meeting Date	19-Apr-2023
ISIN	US98741Y1038				Agenda	935823105 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	EXTENSION AMENDMENT - APPROVAL OF AN
AMENDMENT TO THE COMPANY'S AMENDED AND
RESTATED CERTIFICATE OF INCORPORATION TO
PERMIT THE BOARD OF DIRECTORS TO EXTEND
THE DATE BY WHICH THE COMPANY HAS TO
CONSUMMATE A BUSINESS COMBINATION FROM
APRIL 22, 2023 TO APRIL 22, 2024.			Management		For	For
2.	TRUST AMENDMENT - APPROVAL OF AN
AMENDMENT TO THE COMPANY'S INVESTMENT
MANAGEMENT TRUST AGREEMENT, DATED AS OF
APRIL 19, 2022 (THE "TRUST AGREEMENT"), BY AND
BETWEEN THE COMPANY AND CONTINENTAL
STOCK TRANSFER & TRUST COMPANY TO PROVIDE
THAT THE TIME FOR THE COMPANY TO COMPLETE
ITS INITIAL BUSINESS COMBINATION UNDER THE
TRUST AGREEMENT SHALL BE EXTENDED FROM
APRIL 22, 2023 TO APRIL 22, 2024 BY DEPOSITING
INTO THE TRUST ACCOUNT $120,000 FOR EACH
SUCH ONE-MONTH EXTENSION.			Management		For	For
3.	ADJOURNMENT - APPROVAL TO DIRECT THE
CHAIRMAN OF THE SPECIAL MEETING TO ADJOURN
THE SPECIAL MEETING TO A LATER DATE OR
DATES, IF NECESSARY, TO PERMIT FURTHER
SOLICITATION AND VOTE OF PROXIES IF, BASED
UPON THE TABULATED VOTE AT THE TIME OF THE
MEETING, THERE ARE NOT SUFFICIENT VOTES TO
APPROVE PROPOSAL 1 AND PROPOSAL 2.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	60,341	0	12-Apr-2023	12-Apr-2023
CACTUS ACQUISITION CORP. 1 LTD.
Security	G1745A108				Meeting Type	Special
Ticker Symbol	CCTS				Meeting Date	20-Apr-2023
ISIN	KYG1745A1085				Agenda	935795128 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Articles Extension Proposal: To approve, by way of
special resolution, an amendment to the Company's
amended & restated memorandum and articles of
association in the form set forth in Annex A of
accompanying proxy statement, to extend date by which
the Company would be permitted to consummate an
initial business combination from 05/02/2023 to
11/02/2023, as well as to permit the Board, in its sole
discretion, to elect to wind up the Company's operations
on an earlier date, pursuant set forth in Proposal No. 1 of
the accompanying proxy statement.			Management		For	For
2.	Trust Extension Proposal: A proposal to amend the
Company's investment management trust agreement,
dated as of November 2, 2021, by and between the
Company and Continental Stock Transfer & Trust
Company, to extend the date by which the Company
would be permitted to consummate a business
combination from May 2, 2023 to November 2, 2023, or
such earlier date as may be determined by the Board, in
its sole discretion, pursuant to the resolution set forth in
Proposal No. 2 of the accompanying proxy statement.			Management		For	For
3.	Conversion Amendment Proposal: A proposal to
approve, by way of special resolution, an amendment to
Cactus' Articles to provide for the right of a holder of
Class B ordinary shares, par value $0.0001 per share to
convert such shares into Class A ordinary shares, par
value $0.0001 per share on a one-for-one basis prior to
the closing of a business combination at the election of
the holder, pursuant to the resolution set forth in Proposal
No. 3 of the accompanying proxy statement.			Management		For	For
4.	Director Election Proposal [HOLDERS OF FOUNDER
SHARES ONLY]: To approve, by way of ordinary
resolution of the holders of the Class B ordinary shares in
the capital of the Company, the reappointment of each of
Ofer Gonen, Nachum (Homi) Shamir, Hadar Ron, M.D.,
David J. Shulkin, M.D., and David Sidransky, M.D. until
the second succeeding annual general meeting of the
Company to be held in 2025 or until their successors are
appointed and qualified pursuant to the resolution set
forth in Proposal No. 4 of the accompanying proxy
statement.			Management		For	For
5.	Adjournment Proposal: A proposal to approve, by way of
ordinary resolution, the adjournment of the Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal No. 1, Proposal No. 2, Proposal No.
3 or Proposal No. 4, pursuant to the resolution set forth in
Proposal No. 5 of the accompanying proxy statement.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	47,584	0	12-Apr-2023	12-Apr-2023
ENTERPRISE 4.0 TECHNOLOGY ACQUISITION
Security	G3137C106				Meeting Type	Special
Ticker Symbol	ENTF				Meeting Date	20-Apr-2023
ISIN	KYG3137C1069				Agenda	935825034 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1)	The Extension Amendment Proposal - RESOLVED, as a
special resolution, that the Amended and Restated
Memorandum of Association and Articles of Association
be amended in the form attached to the proxy statement
as Annex A, with immediate effect, in order to extend the
date by which the Company has to consummate a
Business Combination from April 21, 2023 to October 21,
2023 (or such earlier date as determined by the Board of
Directors).			Management		For	For
2)	The Founder Share Amendment Proposal - RESOLVED,
as a special resolution, that the Amended and Restated
Memorandum of Association and Articles of Association
be amended in the form attached to the proxy statement
as Annex A, with immediate effect, in order to provide for
the right of a holder of Class B Ordinary Shares to
convert into Class A Ordinary Shares on a one-for-one
basis at any time prior to the closing of a Business
Combination at the option of a holder of the Class B
Ordinary Shares.			Management		For	For
3)	The Auditor Ratification Proposal - RESOLVED, as an
ordinary resolution, that the appointment of
WithumSmith+Brown, PC as the independent registered
public accounting firm of the Company for the fiscal year
ending December 31, 2023 be ratified, approved and
confirmed in all respects.			Management		For	For
4)	The Adjournment Proposal - RESOLVED, as an ordinary
resolution, that the adjournment of the extraordinary
general meeting in lieu of an annual general meeting to a
later date or dates to be determined by the chairman of
the extraordinary general meeting in lieu of an annual
general meeting, or indefinitely, if necessary or
convenient, to permit further solicitation and vote of
proxies be confirmed, ratified and approved in all
respects.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	9,604	0	12-Apr-2023	12-Apr-2023
PYROPHYTE ACQUISITION CORP.
Security	G7308P101				Meeting Type	Special
Ticker Symbol	PHYT				Meeting Date	24-Apr-2023
ISIN	KYG7308P1019				Agenda	935830681 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Proposal: as a special resolution, to
amend the Company's Amended and Restated
Memorandum and Articles of Association (the "Charter")
pursuant to an amendment to the Charter in the form set
forth in Annex A of the accompanying proxy statement to
extend the date by which the Company must
consummate a merger, share exchange, asset
acquisition, share purchase, reorganization or similar
business combination (an "initial business combination")
from April 29, 2023 (the "Current Outside Date") to April
29, 2024 (the "Extended Date").			Management		For	For
2.	The Liquidation Amendment Proposal - as a special
resolution, to amend (the "Liquidation Amendment") the
Charter pursuant to an amendment to the Charter in the
form set forth in Annex A of the accompanying proxy
statement to permit the Company's board of directors (the
"Board"), in its sole discretion, to elect to wind up the
Company's operations on an earlier date than the
Extended Date as determined by the Board and included
in a public announcement (the "Liquidation Amendment
Proposal").			Management		For	For
3.	The Redemption Limitation Amendment Proposal - as a
special resolution, to amend (the "Redemption Limitation
Amendment") the Charter pursuant to an amendment to
the Charter in the form set forth in Annex A of the
accompanying proxy statement to eliminate from the
Charter the limitation that the Company may not redeem
public shares in an amount that would cause the
Company's net tangible assets to be less than
$5,000,001 in connection with the Company's initial
business combination (the "Redemption Limitation
Amendment Proposal").			Management		For	For
4.	The Founder Share Amendment Proposal - as a special
resolution, to amend (the "Founder Share Amendment")
the Charter pursuant to an amendment to the Charter in
the form set forth in Annex A of the accompanying proxy
statement to amend the Charter to provide for the right of
a holder of the Company's Class B ordinary shares, par
value $0.0001 per share (the "Class B Ordinary Shares"
and, together with the Class A Ordinary Shares, the
"Ordinary Shares"), to convert into Class A ordinary
shares, par value $0.0001 per share, of the Company.			Management		For	For
5.	The Adjournment Proposal - as an ordinary resolution, to
approve the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary or
convenient, to (i) permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Extension Proposal, the Liquidation Amendment
Proposal, the Redemption Limitation Amendment
Proposal or the Founder Share Amendment Proposal, or
if we otherwise determine that additional time is
necessary to effectuate the Extension.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	4,766	0	17-Apr-2023	17-Apr-2023
PIMCO CLOSED-END FUNDS
Security	69355M107				Meeting Type	Annual
Ticker Symbol	PDO				Meeting Date	26-Apr-2023
ISIN	US69355M1071				Agenda	935795801 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.1	Election of Trustee: Kathleen McCartney		Management		Split	Split
1.2	Election of Trustee: Sarah E. Cogan		Management		Split	Split
1.3	Election of Trustee: E. Grace Vandecruze		Management		Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	621,647	0	25-Apr-2023	25-Apr-2023
PIMCO ACCESS INCOME FUND
Security	72203T100				Meeting Type	Annual
Ticker Symbol	PAXS				Meeting Date	26-Apr-2023
ISIN	US72203T1007				Agenda	935795851 - Opposition

Item	Proposal		Proposed by		Vote	For/Against Management
1.1	Election of Trustee: Kathleen McCartney		Management		Split	Split
1.2	Election of Trustee: Deborah DeCotis		Management		Split	Split
1.3	Election of Trustee: David Fisher		Management		Split	Split
1.4	Election of Trustee: Joseph B. Kittredge, Jr.		Management		Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	560,257	0	25-Apr-2023	25-Apr-2023
CLIMATEROCK
Security	G2311X100				Meeting Type	Special
Ticker Symbol	CLRC				Meeting Date	27-Apr-2023
ISIN	KYG2311X1007				Agenda	935828941 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - To amend, by way
of special resolution, the amended and restated
Memorandum and Articles of Association of ClimateRock
to extend the date by which ClimateRock has to
consummate a business combination from November 2,
2023 (assuming the Sponsor effects the Paid Extensions)
to May 2, 2024 (or such earlier date as determined by the
Board in its sole discretion).			Management		For	For
2.	The Liquidation Amendment Proposal - To amend, by
way of special resolution, the amended and restated
Memorandum and Articles of Association of ClimateRock
to permit the Board, in its sole discretion, to elect to wind up our operations on, or on an earlier date than May 2,
2024 (including prior to May 2, 2023).			Management		For	For
3.	The Adjournment Proposal - To approve by ordinary
resolution the adjournment of the Meeting to a later date
or dates, if necessary, to permit further solicitation and
vote of proxies in the event that there are insufficient
votes for, or otherwise in connection with, the approval of
any of the foregoing proposals.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	62,670	0	17-Apr-2023	17-Apr-2023
ALTENERGY ACQUISITION CORP.
Security	02157M108				Meeting Type	Special
Ticker Symbol	AEAE				Meeting Date	28-Apr-2023
ISIN	US02157M1080				Agenda	935835009 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	A proposal to amend the Amended and Restated
Certificate of Incorporation ("Charter") ("Extension
Proposal") by which the Company must (1) consummate
a merger, capital stock exchange, asset acquisition, stock
purchase, reorganization or similar business combination
with one or more businesses ("initial business
combination") or (2) cease its operations except for the
purpose of winding up if it fails to complete such initial
business combination, and redeem all of the Class A
common stock.			Management		For	For
2.	To approve the adjournment of the Special Meeting to a
later date or dates if necessary or convenient, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection with, the approval of the Extension Proposal, which will
only be presented at the Special Meeting if, based on
tabulated votes, are not sufficient votes at the time of the
Special Meeting to approve Extension Proposal, in which
case the Adjournment Proposal will be the only proposal
presented at the Special Meeting.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	23,792	0	19-Apr-2023	19-Apr-2023
LIV CAPITAL ACQUISITION CORP II
Security	G5510R105				Meeting Type	Special
Ticker Symbol	LIVB				Meeting Date	01-May-2023
ISIN	KYG5510R1056				Agenda	935834829 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Proposal - as a special resolution, to
amend the Company's Amended and Restated
Memorandum and Articles of Association (the "Charter")
pursuant to an amendment in the form set forth in Part 1
of Annex A of the accompanying proxy statement.			Management		For	For
2.	The Founder Share Amendment Proposal - as a special
resolution, to amend the Company's Charter in the form
set forth in Part 2 of Annex A of the accompanying proxy
statement to provide for the right of a holder of Class B
ordinary shares of the Company (the "Founder Shares"
or the "Class B Ordinary Shares") to convert such Class
B Ordinary Shares into Class A ordinary shares (the
"Class A Ordinary Shares") on a one-for-one basis prior
to the closing of a business combination at the election of
the holder (the "Founder Share Amendment Proposal").			Management		For	For
3.	The Adjournment Proposal - as an ordinary resolution, to
approve the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection with, the approval of the Extension Proposal
("Adjournment Proposal"), which will only be presented at
the Extraordinary General Meeting if, based on the
tabulated votes, there are not sufficient votes at the time
of Extraordinary General Meeting to approve the
Extension Proposal.			Management		For	For
4.	The Redemption Limitation Amendment Proposal - as a
special resolution, to amend the Company's Charter, as
provided by the third resolution in the form set forth in
Part 3 of Annex A to the accompanying proxy statement
(the "Redemption Limitation Amendment" and such
proposal, the "Redemption Limitation Amendment
Proposal").			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	65,640	0	19-Apr-2023	19-Apr-2023
JUPITER WELLNESS ACQUISITION CORP.
Security	48208E108				Meeting Type	Special
Ticker Symbol	JWAC				Meeting Date	02-May-2023
ISIN	US48208E1082				Agenda	935813976 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to consider and
vote upon a proposal to approve the Business
Combination described in this proxy
statement/prospectus, including (a) adopting the
Business Combination Agreement, a copy of which is
attached to the accompanying proxy
statement/prospectus as Annex A, which, among other
things, provides for the Share Exchange and the merger
of JWAC with and into a wholly-owned subsidiary of the
newly formed holding company Pubco, with each of
JWAC and Chijet ...(due to space limits, see proxy
material for full proposal).			Management		For	For
2a.	The Charter Amendments Proposal - to consider and
vote upon a proposal to approve amended and restated
memorandum and articles of association of Pubco (the
"Proposed Charter") in accordance with our certificate of
incorporation, in the form attached hereto as Annex B: to
provide for a single class of Pubco Ordinary Shares and
increase the number of authorized Pubco Ordinary
Shares to 499,000,000 authorized shares.			Management		For	For
2b.	The Charter Amendments Proposal - to consider and
vote upon a proposal to approve amended and restated
memorandum and articles of association of Pubco (the
"Proposed Charter") in accordance with our certificate of
incorporation, in the form attached hereto as Annex B: to
increase the number of authorized shares of Pubco
"blank check" preferred stock to 1,000,000 authorized
shares.			Management		For	For
2c.	The Charter Amendments Proposal - to consider and
vote upon a proposal to approve amended and restated
memorandum and articles of association of Pubco (the
"Proposed Charter") in accordance with our certificate of
incorporation, in the form attached hereto as Annex B: to
establish that the board of directors of Pubco following
the Closing of the Business Combination (the "Pubco
Board") will not be divided into classes (with the number
of directors of the Pubco Board being initially fixed at
seven ...(due to space limits, see proxy material for full
proposal).			Management		For	For
3a.	The Advisory Charter Amendments Proposals - to
consider and vote upon, on a nonbinding advisory basis,
certain governance provisions in the Proposed Charter,
presented separately in accordance with U.S. Securities
and Exchange Commission ("SEC") requirements: to
provide for a single class of Pubco Ordinary Shares and
increase the number of authorized Pubco Ordinary
Shares to 499,000,000 authorized shares.			Management		For	For
3b.	The Advisory Charter Amendments Proposals - to
consider and vote upon, on a nonbinding advisory basis,
certain governance provisions in the Proposed Charter,
presented separately in accordance with U.S. Securities
and Exchange Commission ("SEC") requirements: to
increase the number of authorized shares of Pubco
"blank check" preferred stock to 1,000,000 authorized
shares.			Management		For	For
3c.	The Advisory Charter Amendments Proposals - to
consider and vote upon, on a nonbinding advisory basis,
certain governance provisions in the Proposed Charter,
presented separately in accordance with U.S. Securities
and Exchange Commission ("SEC") requirements: to
establish that the board of directors of Pubco following
the Closing of the Business Combination (the "Pubco
Board") will not be divided into classes (with the number
of directors of the Pubco Board being initially fixed at
seven, as ...(due to space limits, see proxy material for
full proposal).			Management		For	For
4.	The Nasdaq Stock Issuance Proposal - RESOLVED, that
for the purposes of complying with the applicable
provisions of Nasdaq Listing Rule 5635, the issuance of
Pubco Ordinary Shares pursuant to the Business
Combination Agreement, including to Chijet members, be
approved, and that for purposes of complying with the
applicable provisions of Nasdaq Listing Rule 3635, the
potential issuance of the Earnout Shares pursuant to the
terms and conditions of the Business Combination
Agreement, be approved.			Management		For	For
5.	The Incentive Plan Proposal - to consider and vote upon
a proposal to approve the Chijet Motors 2023 Stock
Incentive Plan (the "Incentive Plan), effective upon the
consummation of the Business Combination, including
the authorization of the shares reserve under the
Incentive Plan, in substantially the form attached to the
accompanying proxy statement/prospectus as Annex C.			Management		For	For
6.	The Adjournment Proposal - RESOLVED, that the
adjournment of the meeting to a later date or dates, if
necessary, be determined by the chairman of the meeting
to permit further solicitation and vote of proxies if it is
determined by the Board that more time is necessary or
appropriate to approve one or more Proposals at the
meeting be adopted and approved in all respects.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	46,148	0	12-Apr-2023	12-Apr-2023
PERSHING SQUARE HOLDINGS LTD
Security	G7016V101				Meeting Type	Annual General Meeting
Ticker Symbol					Meeting Date	03-May-2023
ISIN	GG00BPFJTF46				Agenda	716887596 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN AMENDMENT TO
MEETING ID 882367 DUE TO RECEIVED-UPDATED
AGENDA. ALL VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE-DISREGARDED AND YOU WILL
NEED TO REINSTRUCT ON THIS MEETING NOTICE.
THANK YOU			Non-Voting
1.	TO RECEIVE THE AUDITED ACCOUNTS, THE DIRECTORS REPORT AND THE AUDITORS REPORT FOR THE YEAR ENDED 31 DECEMBER 2022		Management		For	For
2.	TO RE-APPOINT ERNST & YOUNG LLP, WHO HAVE
INDICATED THEIR WILLINGNESS TO CONTINUE IN
OFFICE, AS AUDITOR (THE AUDITOR) OF THE
COMPANY FROM THE CONCLUSION OF THIS AGM
UNTIL THE CONCLUSION OF THE NEXT ANNUAL
GENERAL MEETING			Management		For	For
3.	TO AUTHORISE THE DIRECTORS TO DETERMINE THE REMUNERATION OF THE AUDITOR		Management		For	For
4.	TO RE-ELECT NICHOLAS BOTTA AS A DIRECTOR OF THE COMPANY		Management		For	For
5.	TO RE-ELECT ANNE FARLOW AS A DIRECTOR OF THE COMPANY		Management		For	For
6.	TO RE-ELECT BRONWYN CURTIS AS A DIRECTOR OF THE COMPANY		Management		For	For
7.	TO RE-ELECT ANDREW HENTON AS A DIRECTOR OF THE COMPANY		Management		For	For
8.	TO RE-ELECT TOPE LAWANI AS A DIRECTOR OF THE COMPANY		Management		For	For
9.	TO RE-ELECT RUPERT MORLEY AS A DIRECTOR OF THE COMPANY		Management		For	For
10.	TO RE-ELECT TRACY PALANDJIAN AS A DIRECTOR OF THE COMPANY		Management		For	For
11.	TO AUTHORISE THE COMPANY IN ACCORDANCE
WITH SECTION 315 OF THE COMPANIES
(GUERNSEY) LAW, 2008 (AS AMENDED) (THE LAW)
(SUBJECT TO THE DUTCH ACT ON FINANCIAL
MARKETS SUPERVISION (WET OP HET FINANCIEEL
TOEZICHT) AND THE RULES PROMULGATED
THEREUNDER, THE UK LISTING RULES, EU MAR, UK			Management		For	For
MAR AND ALL OTHER APPLICABLE LEGISLATION
AND REGULATIONS) TO MAKE MARKET
ACQUISITIONS (AS DEFINED IN THE LAW) OF ITS
PUBLIC SHARES IN ISSUE FROM TIME TO TIME IN
ACCORDANCE WITH THE PROVISIONS STATED IN
THE NOTICE OF AGM
12.	TO APPROVE THE DISAPPLICATION OF THE PRE-
EMPTION RIGHTS CONTAINED IN THE COMPANY'S
ARTICLES OF INCORPORATION SO THAT THE
BOARD HAS THE AUTHORITY TO ALLOT AND ISSUE
(OR SELL FROM TREASURY) UP TO 18,992,894
PUBLIC SHARES (BEING EQUIVALENT TO 10 PER
CENT. OF THE PUBLIC SHARES IN ISSUE AS AT THE
LATEST PRACTICABLE DATE PRIOR TO THE DATE
OF PUBLICATION OF THE NOTICE OF AGM)			Management		For	For
13.a.	TO APPROVE THAT THE ARTICLES OF
INCORPORATION PRODUCED TO THE AGM, BE
ADOPTED, WITH EFFECT FROM CONCLUSION OF
THE AGM, AS THE NEW ARTICLES OF
INCORPORATION OF THE COMPANY IN
SUBSTITUTION FOR, AND TO THE EXCLUSION, IN
THEIR ENTIRETY, OF, THE EXISTING ARTICLES: TO
PASS RESOLUTION 13 AS A SPECIAL RESOLUTION
OF THE VOTING SHARES			Management		For	For
13.b.	TO APPROVE THAT THE ARTICLES OF
INCORPORATION PRODUCED TO THE AGM, BE
ADOPTED, WITH EFFECT FROM CONCLUSION OF
THE AGM, AS THE NEW ARTICLES OF
INCORPORATION OF THE COMPANY IN
SUBSTITUTION FOR, AND TO THE EXCLUSION, IN
THEIR ENTIRETY, OF, THE EXISTING ARTICLES: TO
PASS RESOLUTION 13 AS AN ORDINARY
RESOLUTION OF THE PUBLIC SHARES			Management		For	For
CMMT	27 APR 2023: PLEASE NOTE THAT THIS IS A
REVISION DUE TO RECEIPT OF RECORD-DATE AND
CHANGE IN NUMBERING OF ALL RESOLUTIONS. IF
YOU HAVE ALREADY SENT IN-YOUR VOTES FOR
MID: 886581, PLEASE DO NOT VOTE AGAIN UNLESS
YOU DECIDE TO-AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU			Non-Voting

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
AL97	AL97		STATE STREET BANK	550,832	0	21-Apr-2023	21-Apr-2023
BARINGS BDC, INC.
Security	06759L103				Meeting Type	Annual
Ticker Symbol	BBDC				Meeting Date	04-May-2023
ISIN	US06759L1035				Agenda	935787183 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1a.	Election of Class II Director who will serve until 2026 Annual Meeting: Steve Byers		Management		Split	Split
1b.	Election of Class II Director who will serve until 2026 Annual Meeting: Valerie Lancaster-Beal		Management		Split	Split
1c.	Election of Class II Director who will serve until 2026 Annual Meeting: John A. Switzer		Management		Split	Split
2.	To authorize the Company, with subsequent approval of
its Board of Directors, to issue and sell shares of its
common stock at a price below its then current net asset
value per share in one or more offerings, subject to
certain limitations (including, without limitation, that the number of shares does not exceed 30% of its then
outstanding common stock immediately prior to each
such offering).			Management		Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	1,235,529	0	03-May-2023	03-May-2023
TG VENTURE ACQUISITION CORP.
Security	87251T109				Meeting Type	Special
Ticker Symbol	TGVC				Meeting Date	04-May-2023
ISIN	US87251T1097				Agenda	935829044 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Charter Amendment Proposal - a proposal to amend
our Amended and Restated Certificate of Incorporation to
extend the time period we have to consummate a
business combination for an additional six months, from
May 5, 2023 to November 5, 2023.			Management		For	For
2.	The Trust Amendment Proposal - a proposal to amend
the Investment Management Trust Agreement, dated
November 2, 2021, by and between Continental Stock
Transfer & Trust Company and the Company, to extend
the business combination period for an additional six
months, from May 5, 2023 to November 5, 2023.			Management		For	For
3.	The Adjournment Proposal - a proposal to adjourn the
Special Meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies if, based
upon the tabulated vote at the time of the Special
Meeting, there are not sufficient votes to approve one or
more proposals presented to stockholders for vote.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	25,664	0	17-Apr-2023	17-Apr-2023
NUVEEN PREFERRED AND INC SECURITIES FD
Security	67072C105				Meeting Type	Annual
Ticker Symbol	JPS				Meeting Date	08-May-2023
ISIN	US67072C1053				Agenda	935816679 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1a.	DIRECTOR		Management
1	Robert L. Young*				For	For
2	Amy B.R. Lancellotta**				For	For
3	John K. Nelson**				For	For
4	Terence J. Toth**				For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	1,553,816	0	25-Apr-2023	25-Apr-2023
FINNOVATE ACQUISITION CORP.
Security	G3R34K103				Meeting Type	Special
Ticker Symbol	FNVT				Meeting Date	08-May-2023
ISIN	KYG3R34K1037				Agenda	935860115 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	To approve, by way of special resolution, an amendment
to the Company's amended and restated memorandum
and articles of association in the form set forth in Annex A of the accompanying proxy statement, to extend the date
by which the Company would be permitted to
consummate an initial business combination from May 8,
2023 to May 8, 2024, as well as to permit the Board, in its
sole discretion, to elect to wind up the Company's
operations on an earlier date, pursuant to the resolution
set forth in Proposal No. 1 of the accompanying proxy
statement.			Management		For	For
2.	To approve, by way of special resolution, an amendment
to the Company's amended and restated memorandum
and articles of association in the form set forth in Annex B of the accompanying proxy statement to provide for the
right of a holder of Class B ordinary shares, par value
$0.0001 per share to convert such shares into Class A
ordinary shares, par value $0.0001 per share on a one-
for-one basis prior to closing of a business combination at
election of the holder pursuant to the resolution set forth
in Proposal No. 2 of accompanying proxy statement.			Management		For	For
3.	Adjournment Proposal - A proposal to approve, by way of
ordinary resolution, the adjournment of the Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal No. 1 or Proposal No. 2, pursuant to
the resolution set forth in Proposal No. 3 of the
accompanying proxy statement.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	32,014	0	04-May-2023	04-May-2023
CHURCHILL CAPITAL CORP VII
Security	17144M102				Meeting Type	Special
Ticker Symbol	CVII				Meeting Date	11-May-2023
ISIN	US17144M1027				Agenda	935834792 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1)	The Extension Amendment Proposal - To amend the
amended and restated certificate of incorporation of
Churchill Capital Corp VII ("Churchill") to extend the date
by which Churchill has to consummate a business
combination (the "Extension"), as more fully set forth in
Churchill's proxy statement (the "Extension Amendment
Proposal").			Management		For	For
2)	The Adjournment Proposal - To adjourn the special
meeting of Churchill stockholders to a later date or dates,
if necessary, to permit further solicitation and vote of
proxies if, at the time of the special meeting, there are not sufficient votes to approve the Extension Amendment
Proposal or if Churchill determines that additional time is
necessary to effectuate the Extension.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	100,420	0	25-Apr-2023	25-Apr-2023
CHURCHILL CAPITAL CORP VI
Security	17143W101				Meeting Type	Special
Ticker Symbol	CCVI				Meeting Date	11-May-2023
ISIN	US17143W1018				Agenda	935836948 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1)	The Extension Amendment Proposal - To amend the
amended and restated certificate of incorporation of
Churchill Capital Corp VI ("Churchill") to extend the date
by which Churchill has to consummate a business
combination (the "Extension"), as more fully set forth in
Churchill's proxy statement (the "Extension Amendment
Proposal").			Management		For	For
2)	The Adjournment Proposal - To adjourn the special
meeting of Churchill stockholders to a later date or dates,
if necessary, to permit further solicitation and vote of
proxies if, at the time of the special meeting, there are not sufficient votes to approve the Extension Amendment
Proposal or if Churchill determines that additional time is
necessary to effectuate the Extension.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	99,545	0	25-Apr-2023	25-Apr-2023
NABORS ENERGY TRANSITION CORP.
Security	629567108				Meeting Type	Special
Ticker Symbol	NETC				Meeting Date	11-May-2023
ISIN	US6295671084				Agenda	935846949 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - To amend and restate
the Company's Amended and Restated Certificate of
Incorporation (the "Certificate of Incorporation") to allow
the Company's board of directors, without another
stockholder vote, to elect to extend the date by which the
Company has to consummate a merger, capital stock
exchange, asset acquisition, stock purchase,
reorganization or similar business combination, involving
the Company and one or more businesses or entities (an
"initial ...(due to space limits, see proxy material for full
proposal).			Management		For	For
2.	Trust Amendment Proposal - To amend and restate the
Investment Management Trust Agreement, dated as of
November 16, 2021, by and between the Company and
Continental Stock Transfer & Trust Company, as trustee,
to reflect the Monthly Extension Option (the "Trust
Amendment Proposal"). A copy of the form of the
proposed Amended and Restated Investment
Management Trust Agreement is set forth in Annex B to
the accompanying proxy statement.			Management		For	For
3.	Redemption Limitation Amendment Proposal - To amend
and restate the Certificate of Incorporation to eliminate (i)
the limitation that the Company shall not redeem its
Public Stock to the extent that such redemption would
result in the Class A Common Stock, or the securities of
any entity that succeeds the Company as a public
company, becoming "penny stock" (as defined in
accordance with Rule 3a51-1 of the Securities Exchange
Act of 1934, as amended), or cause the Company to not
meet any greater net ...(due to space limits, see proxy
material for full proposal).			Management		For	For
4.	Adjournment Proposal - To adjourn the Stockholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of Class A Common Stock,
shares of Class B common stock, par value $0.0001 per
share, and shares of Class F common stock, par value
$0.0001 per share, in the capital of the Company
represented (either virtually or by proxy) to constitute
....(due to space limits, see proxy material for full
proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	62,576	0	04-May-2023	04-May-2023
ARISZ ACQUISITION CORP.
Security	040450108				Meeting Type	Special
Ticker Symbol	ARIZ				Meeting Date	11-May-2023
ISIN	US0404501084				Agenda	935849034 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	CHARTER AMENDMENT-APPROVAL OF AN
AMENDMENT TO CERTIFICATE OF INCORPORATION
TO: (A) EXTEND THE DATE BY WHICH ARISZ MUST
CONSUMMATE A BUSINESS COMBINATION FROM
05/22/23 TO 02/22/24, OR SUCH EARLIER DATE AS
DETERMINED BY THE BOARD OF DIRECTORS,
PROVIDED THAT ARISZ DEPOSITS INTO THE TRUST
ACCOUNT $120,000 FOR EACH MONTH EXTENDED,
AND (B) CHANGE SECTION 6(D) OF THE CHARTER
TO STATE THAT ARISZ WILL NOT CONSUMMATE
ANY BUSINESS COMBINATION UNLESS IT (I) HAS
NET TANGIBLE ASSETS OF AT LEAST $5,000,001, OR
(II) IS OTHERWISE EXEMPT FROM RULE 419 UNDER
THE 1933 ACT.			Management		For	For
2.	APPROVAL OF AN AMENDMENT TO THE
COMPANY'S INVESTMENT MANAGEMENT TRUST
AGREEMENT, DATED AS OF NOVEMBER 17, 2021
(THE "TRUST AGREEMENT"), BY AND BETWEEN THE
COMPANY AND CONTINENTAL STOCK TRANSFER &
TRUST COMPANY TO PROVIDE THAT THE TIME FOR
THE COMPANY TO COMPLETE ITS INITIAL
BUSINESS COMBINATION (THE "BUSINESS
COMBINATION PERIOD") UNDER THE TRUST
AGREEMENT SHALL BE EXTENDED FROM
05/22/2023 TO  02/22/2024 & TO THE EXTENT THE
COMPANY'S AMENDED AND RESTATED
CERTIFICATE OF INCORPORATION IS AMENDED TO
EXTEND THE BUSINESS COMBINATION.			Management		For	For
3.	ADJOURNMENT - APPROVAL TO DIRECT THE
CHAIRMAN OF THE SPECIAL MEETING TO ADJOURN
THE SPECIAL MEETING TO A LATER DATE OR
DATES, IF NECESSARY, TO PERMIT FURTHER
SOLICITATION AND VOTE OF PROXIES IF, BASED
UPON THE TABULATED VOTE AT THE TIME OF THE
MEETING, THERE ARE NOT SUFFICIENT VOTES TO
APPROVE PROPOSAL 1 AND PROPOSAL 2.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	39,063	0	01-May-2023	01-May-2023
LAMF GLOBAL VENTURES CORP I
Security	G5338L108				Meeting Type	Special
Ticker Symbol	LGVC				Meeting Date	11-May-2023
ISIN	KYG5338L1086				Agenda	935855948 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1)	The Extension Proposal - as a special resolution, to
amend the Company's Amended and Restated
Memorandum and Articles of Association (the "Charter")
pursuant to an amendment to the Charter in the form set
forth in Annex A of the accompanying proxy statement to
extend the date by which the Company must
consummate a merger, share exchange, asset
acquisition, share purchase, reorganization or similar
business combination (a "business combination") from
May 16, 2023 (the "Current Outside ...(due to space
limits, see proxy material for full proposal).			Management		For	For
2)	The Redemption Limitation Amendment Proposal - as a
special resolution, to amend the Charter pursuant to an
amendment to the Charter in the form set forth in Annex
B of the accompanying proxy statement to eliminate (i)
the limitation that the Company may not redeem public
shares in an amount that would cause the Company's net
tangible assets to be less than $5,000,001 and (ii) the
limitation that the Company shall not consummate a
business combination unless the Company has net
tangible assets ...(due to space limits, see proxy material
for full proposal).			Management		For	For
3)	The Founder Share Amendment Proposal - as a special
resolution, to amend the Charter pursuant to an
amendment to the Charter in the form set forth in Annex
C of the accompanying proxy statement to provide for the
right of a holder of the Company's Class B ordinary
shares, par value $0.0001 per share (the "Class B
Ordinary Shares"), to convert into Class A ordinary
shares, par value $0.0001 per share, of the Company
(the "Class A Ordinary Shares" or "public shares") on a
one-for-one basis ...(due to space limits, see proxy
material for full proposal).			Management		For	For
4)	The Adjournment Proposal - as an ordinary resolution, to
approve the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary or
convenient, (i) to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Extension Proposal, the Redemption Limitation
Amendment Proposal or the Founder Share Amendment
Proposal, or if we otherwise determine that additional
time is necessary ...(due to space limits, see proxy
material for full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	110,736	0	09-May-2023	09-May-2023
MOUNTAIN CREST ACQUISITION CORP. V
Security	62404B107				Meeting Type	Special
Ticker Symbol	MCAG				Meeting Date	12-May-2023
ISIN	US62404B1070				Agenda	935858134 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	SECOND EXTENSION AMENDMENT - APPROVAL OF
AN AMENDMENT TO THE COMPANY'S AMENDED
AND RESTATED CERTIFICATE OF INCORPORATION,
AS AMENDED, TO EXTEND THE DATE BY WHICH
THE COMPANY HAS TO CONSUMMATE A BUSINESS
COMBINATION FROM MAY 16, 2023 TO FEBRUARY
16, 2024.			Management		For	For
2.	ADJOURNMENT - APPROVAL TO DIRECT THE
CHAIRMAN OF THE SPECIAL MEETING TO ADJOURN
THE SPECIAL MEETING TO A LATER DATE OR
DATES, IF NECESSARY, TO PERMIT FURTHER
SOLICITATION AND VOTE OF PROXIES IF, BASED
UPON THE TABULATED VOTE AT THE TIME OF THE
MEETING, THERE ARE NOT SUFFICIENT VOTES TO
APPROVE PROPOSAL 1.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	67,514	0	04-May-2023	04-May-2023
CRESCERA CAPITAL ACQUISITION CORP
Security	G26507106				Meeting Type	Special
Ticker Symbol	CREC				Meeting Date	16-May-2023
ISIN	KYG265071061				Agenda	935853639 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal -To amend, by way
of special resolution, CCAP's Articles to extend the date
(the "Termination Date") by which CCAP has to
consummate a Business Combination (the "Extension
Amendment") from May 23, 2023 (the date which is 18
months from the closing date of the Company's initial
public offering of shares of Class A shares (the "IPO")
(the "Original Termination Date") to November 23, 2023
(the date which is 24 months from the closing date of the
Company's IPO) (the "Articles Extension Date").			Management		For	For
2.	The Redemption Limitation Amendment Proposal - To
amend, by way of special resolution, the Company's
Articles, as provided by the second resolution in the form
set forth in Annex A to the accompanying proxy
statement (the "Redemption Limitation Amendment" and
such proposal, the "Redemption Limitation Amendment
Proposal") to eliminate from the Articles the limitation that the Company shall not redeem Class A Ordinary Shares
included as part of the units sold in the IPO (including any
shares issued in exchange thereof.			Management		For	For
3.	The Founder Conversion Amendment Proposal - To
amend, by way of special resolution, the Company's
Articles, as provided by the third resolution in the form set forth in Annex A to the accompanying proxy statement
(the "Founder Conversion Amendment" and such
proposal, the "Founder Conversion Amendment
Proposal") to provide that the Class B Ordinary Shares
may be converted either at the time of the consummation
of the Company's initial Business Combination or at any
earlier date at the option of the holders of the Class B
Ordinary Shares.			Management		For	For
4.	The Adjournment Proposal - To adjourn, by way of
ordinary resolution, the Shareholder Meeting to a later
date or dates, if necessary, (i) to permit further solicitation and vote of proxies if, based upon the tabulated vote at
the time of the Shareholder Meeting, (ii) if the holders of
Public Shares (as defined below) have elected to redeem
an amount of shares in connection with the Extension
Amendment such that CCAP would not adhere to the
continued listing requirements of the Nasdaq Stock
Market LLC ("Nasdaq").			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	23,340	0	04-May-2023	04-May-2023
ROTH CH ACQUISITION V CO.
Security	77867R100				Meeting Type	Special
Ticker Symbol	ROCL				Meeting Date	17-May-2023
ISIN	US77867R1005				Agenda	935862866 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	EXTENSION AMENDMENT - APPROVAL OF AN
AMENDMENT TO THE COMPANY'S AMENDED AND
RESTATED CERTIFICATE OF INCORPORATION TO
ALLOW THE COMPANY TO EXTEND THE DATE BY
WHICH THE COMPANY HAS TO CONSUMMATE A
BUSINESS COMBINATION UP TO SIX (6) TIMES,
EACH SUCH EXTENSION FOR AN ADDITIONAL ONE
(1) MONTH PERIOD, FROM JUNE 3, 2023 TO
DECEMBER 4, 2023.			Management		For	For
2.	ADJOURNMENT - APPROVAL TO DIRECT THE
CHAIRPERSON OF THE SPECIAL MEETING TO
ADJOURN THE SPECIAL MEETING TO A LATER DATE
OR DATES, IF NECESSARY, TO PERMIT FURTHER
SOLICITATION AND VOTE OF PROXIES IF, BASED
UPON THE TABULATED VOTE AT THE TIME OF THE
MEETING, THERE ARE NOT SUFFICIENT VOTES TO
APPROVE THE FOREGOING PROPOSAL.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	61,950	0	09-May-2023	09-May-2023
BARINGS CORPORATE INVESTORS
Security	06759X107				Meeting Type	Annual
Ticker Symbol	MCI				Meeting Date	18-May-2023
ISIN	US06759X1072				Agenda	935815780 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
1	Michael H. Brown				Split	Split
2	Barbara M. Ginader				Split	Split
3	Maleyne M. Syracuse				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	452,491	0	17-May-2023	17-May-2023
BARINGS PARTICIPATION INVESTORS
Security	06761A103				Meeting Type	Annual
Ticker Symbol	MPV				Meeting Date	18-May-2023
ISIN	US06761A1034				Agenda	935815792 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
1	Michael H. Brown				Split	Split
2	Barbara M. Ginader				Split	Split
3	Maleyne M. Syracuse				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	309,239	0	17-May-2023	17-May-2023
WESTERN ASSET/CLAYMORE LINKED OPP & INC
Security	95766R104				Meeting Type	Annual
Ticker Symbol	WIW				Meeting Date	19-May-2023
ISIN	US95766R1041				Agenda	935829955 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
1	Susan B. Kerley				Split	Split
2	Michael Larson				Split	Split
3	Ronald L. Olson				Split	Split
4	Avedick B. Poladian				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	1,003,697	0	18-May-2023	18-May-2023
PROOF ACQUISITION CORP I
Security	74349W203				Meeting Type	Special
Ticker Symbol	PACIU				Meeting Date	19-May-2023
ISIN	US74349W2035				Agenda	935849022 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1)	The Extension Amendment Proposal - A proposal (the
"Extension Amendment Proposal") to amend the
Company's Amended and Restated Certificate of
Incorporation (the "Certificate of Incorporation"), as set
forth in Annex A of the accompanying Proxy Statement,
to change the timing of and payment required to extend
the date by which the Company must consummate an
initial Business Combination.			Management		For	For
2)	The Trust Agreement Amendment Proposal - A proposal
(the "Trust Agreement Amendment Proposal") to approve
the amendment to the Company's Investment
Management Trust Agreement, dated as of November
30, 2021, by and between the Company and Continental
Stock Transfer & Trust Company, as set forth in Annex B
of the accompanying Proxy Statement to allow for the
Extension Amendment.			Management		For	For
3)	The Adjournment Proposal - To adjourn the Special
Meeting to a later date or dates, if necessary, either (x) to permit further solicitation and vote of proxies if, based on the tabulated vote at the time of the Special Meeting: (i)
there are insufficient shares of Class A common stock
and Class B common stock represented to constitute a
quorum or (ii) there are insufficient votes to approve the
Extension Amendment Proposal and the Trust
Agreement Amendment Proposal or (y) if the board
determines before the Special Meeting that it is not
necessary.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	68,145	0	09-May-2023	09-May-2023
VIRTUS GLOBAL DIVIDEND AND INCOME FUND I
Security	92835W107				Meeting Type	Annual
Ticker Symbol	ZTR				Meeting Date	22-May-2023
ISIN	US92835W1071				Agenda	935837178 - Opposition

Item	Proposal		Proposed by		Vote	For/Against Management
10a	Election of Class III Director: Connie D. McDaniel		Management		For	For
10b	Election of Class III Director: Geraldine M. McNamara		Management		For	For
10c	Election of Class III Director: R. Keith Walton		Management		For	For
10d	Election of Class III Director: Brian T. Zino		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	1,526,512	0	10-May-2023	10-May-2023
GRAF ACQUISITION CORP. IV
Security	384272100				Meeting Type	Special
Ticker Symbol	GFOR				Meeting Date	22-May-2023
ISIN	US3842721009				Agenda	935864202 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - A proposal to amend
the Company's amended and restated certificate of
incorporation (the "Charter"), in the form set forth in
Annex A to the accompanying Proxy Statement, to (i)
extend the date by which the Company must
consummate the Business Combination (as defined
below) from 05/25/2023 to 09/29/2023 (the "Extended
Date"), and (ii) permit the Company's board of directors
(the "Board"), in its sole discretion, to elect to wind up the
Company's  operations on an earlier date than the
Extended Date as determined by the Board.			Management		For	For
2.	Adjournment Proposal - A proposal to approve the
adjournment of the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Extension Amendment Proposal, or to provide additional
time to effectuate the Extension (the "Adjournment
Proposal").			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	48,320	0	09-May-2023	09-May-2023
MINORITY EQUALITY OPPORTUNITIES ACQ INC.
Security	60436Q100				Meeting Type	Special
Ticker Symbol	MEOA				Meeting Date	22-May-2023
ISIN	US60436Q1004				Agenda	935870596 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a business combination from May 30, 2023
up to three (3) one-month extensions to August 30, 2023,
as specifically provided in the Proxy Statement, or such
earlier date as determined by the board of directors.			Management		For	For
2.	Adjournment Proposal: Adjourn the Special Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the
approval of Proposal 1.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	50,249	0	19-May-2023	19-May-2023
MINORITY EQUALITY OPPORTUNITIES ACQ INC.
Security	60436Q100				Meeting Type	Special
Ticker Symbol	MEOA				Meeting Date	24-May-2023
ISIN	US60436Q1004				Agenda	935867816 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Business Combination Amendment Proposal - To (a)
adopt and approve the Business Combination
Agreement, a copy of which is attached to the
accompanying proxy statement/prospectus as Annex A-
1, and (b) approve the business combination
contemplated thereby (the "Business Combination").			Management		For	For
2.	Charter Amendment Proposal - To approve a proposed
amended and restated certificate of incorporation (the
"Proposed Charter"), which will amend and restate the
Company's current amended and restated certificate of
incorporation (the "Current Charter"), and which
Proposed Charter will be in effect when duly filed with the
Secretary of State of the State of Delaware in connection
with the closing of the Business Combination.			Management		For	For
3.	The Advisory Charter Amendment Proposals - To
approve, on a non- binding advisory basis, the following
material differences between the Proposed Charter and
the Current Charter, which are being presented in
accordance with the requirements of the Securities and
Exchange Commission as five (5) separate sub-
proposals.			Management		For	For
3A.	Advisory Charter Proposal A - To change the corporate name of New Digerati to "Verve Technologies Corporation."		Management		For	For
3B.	Advisory Charter Proposal B - To reclassify the
Company's existing 100,000,000 authorized shares of
Class A Common Stock into 100,000,000 authorized
shares of common stock (after giving effect to the
conversion of each outstanding share of Class B
Common Stock to Class A Common Stock under the
terms of the Current Charter).			Management		For	For
3C.	Advisory Charter Proposal C - To divide the board of directors into three classes with staggered three-year terms, rather than two classes with staggered two-year terms.		Management		For	For
3D.	Advisory Charter Proposal D - To provide that the
removal of any director be only for cause and only by the
affirmative vote of holders of at least 662/3% of the then
outstanding shares entitled to vote at an election of
directors, rather than a simple majority.			Management		For	For
3E.	Advisory Charter Proposal E - To make New Digerati's
corporate existence perpetual as opposed to MEOA's
corporate existence, which is required to be dissolved
and liquidated on May 30, 2023, and to remove from the
Proposed Charter the various provisions applicable only
to blank check companies.			Management		For	For
4.	NASDAQ Stock Issuance Proposal - To approve,
assuming the Business Combination Proposal is
approved and adopted, for purposes of complying with
the Nasdaq Listing Rule 5635, the issuance of up to
7,108,081 newly issued shares of the common stock of
New Digerati in the Business Combination, which amount
will be determined as described in more detail in the
accompanying proxy statement/prospectus under the
heading titled "Business Combination Proposal -
Ownership of New Digerati".			Management		For	For
5.	Director Election Proposal - To approve, assuming the
Business Combination Proposal is approved and
adopted, the appointment of seven (7) directors named in
the accompanying proxy statement/prospectus who,
upon consummation of the Business Combination, will
become directors of New Digerati.			Management		For	For
6.	Equity Incentive Plan Proposal - To approve, assuming
the Business Combination Proposal is approved and
adopted, the Verve Technologies Corporation 2023
Omnibus Securities and Incentive Plan, a copy of which
is attached as an exhibit to the accompanying proxy
statement/prospectus, which will become effective the
day prior to the Closing.			Management		For	For
7.	Net Tangible Assets Proposal - To approve, assuming
the Business Combination Proposal is approved and
adopted, amendments to the Current Charter, which
amendments shall be effective, if adopted and
implemented by the Company, prior to the consummation
of the Business Combination, to remove from the Current
Charter requirements limiting the Company's ability to
redeem shares of its Class A Common Stock and
consummate an initial business combination if the
amount of such redemptions would cause the Company
to have less than $5,000,001 in net tangible assets.			Management		For	For
8.	Adjournment Proposal - To approve a proposal to adjourn
the Special Meeting to a later date or dates, if necessary,
to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special
Meeting, there are not sufficient votes to approve the
Business Combination Proposal, the Charter Amendment
Proposal, the Nasdaq Stock Issuance Proposal, the
Director Election Proposal, the Equity Incentive Plan
Proposal or the Net Tangible Asset Proposal, ...(due to
space limits, see proxy material for full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	50,249	0	15-May-2023	15-May-2023
GSR II METEORA ACQUISITION CORP.
Security	36263W105				Meeting Type	Special
Ticker Symbol	GSRM				Meeting Date	25-May-2023
ISIN	US36263W1053				Agenda	935864214 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - A proposal to
amend PubCo's amended and restated certificate of
incorporation (the "Charter") pursuant to an amendment
to the Charter in the form set forth in Annex A to the
accompanying Proxy Statement (the "Extension
Amendment" and such proposal, the "Extension
Amendment Proposal") to extend the date (the
"Extension") by which PubCo must (1) effect a merger,
common stock exchange, asset acquisition, stock
purchase, reorganization or other ...(due to space limits,
see proxy material for full proposal).			Management		For	For
2.	Trust Amendment Proposal - A proposal to amend the
Investment Management Trust Agreement, dated
February 24, 2022, by and between PubCo and
Continental Stock Transfer & Trust Company, a New
York limited purpose trust company, as trustee
("Continental" and such agreement, the "Trust
Agreement") pursuant to an amendment in the form set
forth in Annex B of the accompanying proxy statement, to
change the initial date on which Continental must
commence liquidation of the trust account ...(due to
space limits, see proxy material for full proposal).			Management		For	For
3.	The Adjournment Proposal - A proposal to adjourn the
Special Meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies if, based
upon the tabulated vote at the time of the Special
Meeting, there are not sufficient votes to approve the
Extension Amendment Proposal or the Trust Amendment
Proposal (the "Adjournment Proposal").			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	41,904	0	09-May-2023	09-May-2023
FG MERGER CORP.
Security	30324Y101				Meeting Type	Special
Ticker Symbol	FGMC				Meeting Date	26-May-2023
ISIN	US30324Y1010				Agenda	935867690 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The FGMC Business Combination Proposal - to consider
and vote upon a proposal to approve the Merger
Agreement and Plan of Reorganization (the "Merger
Agreement"), dated as of January 5, 2023, by and among
FGMC, FG Merger Sub Inc., a Nevada corporation and a
direct, wholly-owned subsidiary of FGMC ("Merger Sub"),
and iCoreConnect Inc., a Nevada corporation
("iCoreConnect") and the transactions contemplated
thereby (the "Business Combination"), a copy of which is
attached to the ...(due to space limits, see proxy material
for full proposal).			Management		For	For
2.	The FGMC Common Conversion Proposal - to adopt an
amendment and restatement (the "Second Amended and
Restated Certificate") to the amended and restated
certificate of incorporation of FGMC (the "Current
Charter"), whereby in connection with the Closing, FGMC
and the stockholders of FGMC shall effectuate an equity
conversion, in which the FGMC Common Stock
outstanding as of the date thereof is converted into a
single class of FGMC Preferred Stock with the rights and
obligations outlined in the ...(due to space limits, see
proxy material for full proposal).			Management		For	For
3.	The FGMC Charter Amendment Proposal - to approve an
amendment and restatement of FGMC's amended and
restated certificate of incorporation (the "Current
Charter") in the form of the Proposed Charter attached to
the joint proxy statement/prospectus as Annex C-1 to,
among other things, change the name of FGMC to
iCoreConnect Inc. and effect the amendments relating to
corporate governance described below in FGMC
Proposal 4. This Proposal is called the "FGMC Charter
Amendment Proposal" or "FGMC Proposal 3."			Management		For	For
4A.	The FGMC Advisory Charter Proposal - To approve and
adopt, on a non-binding advisory basis, certain
differences in the governance provisions set forth in the
Proposed Charter - that, upon the consummation of the
Business Combination, the Bylaws of FGMC ("Current
Bylaws") be succeeded by the proposed new bylaws
("Proposed Bylaws") of the Combined Company, a copy
of which is attached to the joint proxy
statement/prospectus as Annex C-2.			Management		For	For
4B.	The FGMC Advisory Charter Proposal - To approve and
adopt, on a non-binding advisory basis, certain
differences in the governance provisions set forth in the
Proposed Charter - that the authorized capital of the
Combined Company will be (a) 100,000,000 shares of
common stock, par value $0.0001 per share, and (b)
40,000,000 shares of preferred stock, par value $0.0001
per share.			Management		For	For
4C.	The FGMC Advisory Charter Proposal - To approve and
adopt, on a non-binding advisory basis, certain
differences in the governance provisions set forth in the
Proposed Charter - that the Combined Company's
corporate existence will be perpetual, and to omit from
the Proposed Charter the various provisions applicable
only to special purpose acquisition companies.			Management		For	For
4D.	The FGMC Advisory Charter Proposal - To approve and
adopt, on a non-binding advisory basis, certain
differences in the governance provisions set forth in the
Proposed Charter - that, upon the consummation of the
Business Combination, all other changes necessary or
desirable in connection with the approval of the Proposed
Charter and Proposed Bylaws as part of the Business
Combination are approved.			Management		For	For
5.	The FGMC Nasdaq Proposal - to consider and vote upon
a proposal to approve the issuance of more than 20% of
the issued and outstanding shares of FGMC Common
Stock in connection with the issuance of a maximum of
9,800,000 shares of FGMC Common Stock (subject to
adjustment as described elsewhere herein) pursuant to
the terms of the Merger Agreement, which will result in a
change of control, as required by Nasdaq Listing Rules
5635(a), (b), (c) and (d). This Proposal is called the
"FGMC Nasdaq Proposal" or "FGMC Proposal 5."			Management		For	For
6A.	Election of Director: Robert McDermott		Management		For	For
6B.	Election of Director: Kevin Patrick McDermott		Management		For	For
6C.	Election of Director: Harry Joseph Travis		Management		For	For
6D.	Election of Director: John Robert Pasqual		Management		For	For
6E.	Election of Director: Joseph Anthony Gitto		Management		For	For
7.	The FGMC Incentive Plan Proposal - to approve the 2023
Stock Plan (the "Incentive Plan"), a copy of which is
attached to the joint proxy statement/prospectus as
Annex D, in connection with the Business Combination.
This Proposal is called the "FGMC Incentive Plan
Proposal" or "FGMC Proposal 7."			Management		For	For
8.	The NTA Requirement Amendment Proposal - to amend
the Current Charter to expand the methods that FGMC
may employ to not become subject to the "penny stock"
rules of the Securities and Exchange Commission. This
Proposal is called the "FGMC NTA Requirement
Amendment Proposal" or "FGMC Proposal 8".			Management		For	For
9.	The FGMC Adjournment Proposal - to consider and vote
upon a proposal to approve the adjournment of the
FGMC Special Meeting by the chairman thereof to a later
date, if necessary, under certain circumstances, including
for the purpose of soliciting additional proxies in favor of the FGMC Business Combination Proposal, in the event
FGMC does not receive the requisite stockholder vote to
approve the Proposal. This Proposal is called the "FGMC
Adjournment Proposal" or "FGMC Proposal 9."			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	67,520	0	15-May-2023	15-May-2023
OCEANTECH ACQUISITIONS I CORP.
Security	675507107				Meeting Type	Special
Ticker Symbol	OTEC				Meeting Date	30-May-2023
ISIN	US6755071072				Agenda	935867727 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - Amend the Company's
Amended and Restated Certificate of Incorporation to
extend the date by which the Company has to complete a
business combination from June 2, 2023 to June 2, 2024,
or such earlier date as determined by the Board of
Directors, which we refer to as the "Extension
Amendment Proposal."			Management		For	For
2.	Trust Amendment Proposal - Amend the Company's
Amended and Restated Investment Management Trust
Agreement, dated as of November 30, 2023, by and
between the Company and Continental Stock Transfer &
Trust Company, (i) allowing the Company to extend the
business combination period from June 2, 2023 to June
2, 2024 and (ii) updating certain defined terms in the
Trust Agreement.			Management		For	For
3.	Adjournment Proposal - Approve the adjournment of the
Special Meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in
connection with, the approval of the Extension
Amendment Proposal and the Trust Amendment
Proposal, which we refer to as the "Adjournment
Proposal."			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	48,836	0	15-May-2023	15-May-2023
ROC ENERGY ACQUISITION CORP.
Security	77118V108				Meeting Type	Special
Ticker Symbol	ROC				Meeting Date	01-Jun-2023
ISIN	US77118V1089				Agenda	935871663 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to consider and
vote upon a proposal to (a) approve and adopt the
Agreement and Plan of Merger, dated as of February 13,
2023 (the "Business Combination Agreement"), among
ROC, ROC Merger Sub, Inc., a Delaware corporation and
a wholly owned subsidiary of ROC ("Merger Sub"), and
Drilling Tools International Holdings, Inc., a Delaware
corporation ("DTI"), pursuant to which Merger Sub will
merge with and into DTI, with DTI surviving merger as a
wholly owned subsidiary of ROC & b) approve such
merger & other transactions.			Management		For	For
2.	The Nasdaq Proposal - to consider and vote upon a
proposal to approve, for purposes of complying with
applicable listing rules of the Nasdaq Global Market, (a)
the issuance of up to 23,253,533 shares of common
stock, par value $0.0001 per share, of ROC (the
"Common Stock") pursuant to the Business Combination
Agreement and (b) the issuance and sale of up to
7,042,254 shares of Common Stock in a private offering
of securities to certain investors.			Management		For	For
3.	The Charter Proposal - to consider and vote upon a
proposal to approve the proposed amended and restated
certificate of incorporation of ROC (the "Proposed
Charter"), which will replace ROC's Amended and
Restated Certificate of Incorporation, dated December 1,
2021, and will be in effect upon the closing (the "Closing")
of the Business Combination. A copy of the Proposed
Charter is attached to the accompanying proxy
statement/prospectus/consent solicitation statement as
Annex B.			Management		For	For
4.	The Incentive Plan Proposal - to consider and vote upon
a proposal to approve the 2023 Omnibus Incentive Plan
(the "2023 Plan"), a copy of which is attached to the
accompanying proxy statement/prospectus/consent
solicitation statement as Annex C, including the
authorization of the initial share reserve under the 2023
Plan. The Incentive Plan Proposal is conditioned on the
approval of the Business Combination Proposal, the
Nasdaq Proposal and the Charter Proposal.			Management		For	For
5.	The Director Election Proposal - to consider and vote
upon a proposal to elect C. Richard Vermillion, Thomas
O. Hicks, Wayne Prejean, Eric Neuman, Curt Crofford,
Jack Furst and Daniel J. Kimes to serve as directors to
serve staggered terms on the board, effective upon the
Closing until the 2024, 2025 and 2026 annual meetings,
as applicable, or, in each case, until their respective
successors are duly elected and qualified. The Director
Election Proposal is conditioned on the approval of the
Business Combination Proposal.			Management		For	For
6.	The Adjournment Proposal - to consider and vote upon a
proposal to approve the adjournment of the special
meeting to a later date or dates, if necessary or
appropriate, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Business Combination Proposal, the Nasdaq Proposal,
the Charter Proposal, the Incentive Plan Proposal, or the
Director Election Proposal. The Adjournment Proposal is
not conditioned on the approval of any other proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	92,054	0	26-May-2023	26-May-2023
SHUAA PARTNERS ACQUISITION CORP I
Security	G81173109				Meeting Type	Special
Ticker Symbol	SHUA				Meeting Date	01-Jun-2023
ISIN	KYG811731093				Agenda	935873061 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - RESOLVED, as a
special resolution that: Article 166(a) of the Company's
Amended and Restated Memorandum and Articles of
Association be amended by deleting the following
sentence of such sub-section: In the event that the
Company does not consummate a Business Combination
within the initial fifteen (15) month period following the
closing of the IPO (the last day of such fifteen (15) month
period being referred to herein as the ...(due to space
limits, see proxy material for full proposal).			Management		For	For
2.	The Adjournment Proposal - RESOLVED, as an ordinary
resolution, that the adjournment of the Shareholder
Meeting to a later date or dates if necessary, (i) to permit further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Shareholder Meeting,
there are insufficient Class A ordinary shares, par value
US$0.0001 per share (the "Public Shares") and Class B
ordinary shares, par value US$0.0001 per share in the
capital of the Company represented (either in person or
by proxy ...(due to space limits, see proxy material for full
proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	35,620	0	30-May-2023	30-May-2023
ROC ENERGY ACQUISITION CORP.
Security	77118V108				Meeting Type	Special
Ticker Symbol	ROC				Meeting Date	01-Jun-2023
ISIN	US77118V1089				Agenda	935876663 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Charter Amendment Proposal - a proposal to amend
the Company's amended and restated certificate of
incorporation (the "Existing Charter") in the form set forth in Annex A to the accompanying Proxy Statement (the
"Amended Charter"). We refer to this amendment
throughout the Proxy Statement as the "Charter
Amendment" and such proposal as the "Charter
Amendment Proposal." The Charter Amendment
proposes to extend the date by which the Company must
consummate a business combination ...(due to space
limits, see proxy material for full proposal).			Management		For	For
2.	Trust Amendment Proposal - a proposal to amend the
Investment Management Trust Agreement, dated
December 1, 2021, between us and Continental Stock
Transfer & Trust Company ("Continental" and such
agreement the "Trust Agreement") pursuant to an
amendment in the form set forth in Annex B (the "Trust
Amendment") of the accompanying proxy statement, to
change the initial date on which Continental must
commence liquidation of the Trust Account to the
Extended Date or such later date as may ...(due to space
limits, see proxy material for full proposal).			Management		For	For
3.	The Adjournment Proposal - a proposal to approve the
adjournment of the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Charter Amendment Proposal and the Trust Amendment
Proposal, which we refer to as the "Adjournment
Proposal." The Adjournment Proposal will only be
presented at the Special Meeting if there are not
sufficient ...(due to space limits, see proxy material for full
proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	92,054	0	26-May-2023	26-May-2023
INTEGRATED WELLNESS ACQUISITION CORP
Security	G4828B100				Meeting Type	Special
Ticker Symbol	WEL				Meeting Date	02-Jun-2023
ISIN	KYG4828B1005				Agenda	935865266 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1)	The Extension Amendment Proposal - "RESOLVED, as a
special resolution, that subject to and conditional upon
the Trust Account having net tangible assets of at least
US$5,000,001 as at the date of this special resolution
and the approval of the Liquidation Amendment Proposal,
with effect from the date that the directors of the
Company determine in their sole discretion, the date by
which the Company would be required to consummate a
business combination be extended to December 13,
2023."			Management		For	For
2)	The Liquidation Amendment Proposal - "RESOLVED, as
a special resolution, that subject to and conditional upon
the Trust Account having net tangible assets of at least
US$5,000,001 as at the date of this special resolution
and the approval of the Extension Amendment Proposal,
with effect from the date that the directors of the
Company determine in their sole discretion, the board of
directors of the Company, in its sole discretion."			Management		For	For
3)	The Adjournment Proposal - In a Temporary Adjournment
Scenario: "RESOLVED, as an ordinary resolution, that
the adjournment of the general meeting to a later date or
dates to be determined by the chairman of the general
meeting to permit further solicitation of proxies be
confirmed, adopted, approved and ratified in all respects."
Indefinite Adjournment Scenario: "RESOLVED, as an
ordinary resolution, that the adjournment of the Meeting
sine die be confirmed, adopted, approved and ratified in
all respects."			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	87,536	0	15-May-2023	15-May-2023
BIOPLUS ACQUISITION CORP.
Security	G11217109				Meeting Type	Special
Ticker Symbol	BIOSU				Meeting Date	02-Jun-2023
ISIN	KYG112171098				Agenda	935871675 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1)	The Extension Amendment Proposal - RESOLVED, as a
special resolution, that the Amended and Restated
Memorandum of Association and Articles of Association
be amended in the form attached to the proxy statement
as Annex A, with immediate effect, in order to extend the
date by which the Company has to consummate a
Business Combination from June 7, 2023 to December 7,
2023 (or such earlier date as determined by the Board).			Management		For	For
2)	The Founder Share Amendment Proposal - RESOLVED,
as a special resolution, that the Amended and Restated
Memorandum of Association and Articles of Association
be amended in the form attached to the proxy statement
as Annex A, with immediate effect, in order to provide for
the right of a holder of Class B Ordinary Shares to
convert into Class A Ordinary Shares on a one-for-one
basis at any time prior to the closing of a Business
Combination at the option of a holder of the Class B
Ordinary Shares.			Management		For	For
3)	The Auditor Ratification Proposal - RESOLVED, as an
ordinary resolution, that the appointment of
WithumSmith+Brown, PC as the independent registered
public accounting firm of the Company for the fiscal year
ending December 31, 2023 be ratified, approved and
confirmed in all respects.			Management		For	For
4)	The Adjournment Proposal - RESOLVED, as an ordinary
resolution, that the adjournment of the extraordinary
general meeting in lieu of an annual general meeting to a
later date or dates to be determined by the chairman of
the extraordinary general meeting in lieu of an annual
general meeting, or indefinitely, if necessary or
convenient, to permit further solicitation and vote of
proxies be confirmed, ratified and approved in all
respects.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	30,629	0	30-May-2023	30-May-2023
LAKESHORE ACQUISITION II CORP
Security	G5352N105				Meeting Type	Special
Ticker Symbol	LBBB				Meeting Date	05-Jun-2023
ISIN	KYG5352N1051				Agenda	935873059 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Proposal - Approval of an amendment to the
company's amended and restated memorandum and
articles of association adopted by special resolution
dated March 8, 2022 and effective on March 8, 2022, as
amended on March 10, 2023 (together, the "Existing
Charter") to: extend the date by which the Company has
to consummate a business combination from June 11,
2023 (the "Deadline") to up to not later than December
11, 2023 (the "Extension Termination Date"), six (6)
separate instances for an additional (1) month each
instance (each an "Extension Period").			Management		For	For
2.	Adjournment Proposal - Approval of the adjournment of
the General Meeting by the chairman thereof to a later
date, if necessary, under certain circumstances, to solicit
additional proxies for the purpose of approving the
extension proposal, to amend the extension proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	39,630	0	30-May-2023	30-May-2023
AVALON ACQUISITION INC.
Security	05338E101				Meeting Type	Special
Ticker Symbol	AVAC				Meeting Date	06-Jun-2023
ISIN	US05338E1010				Agenda	935873148 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - To consider and
vote upon a proposal to approve and adopt the Business
Combination Agreement, dated as of September 21,
2022, as amended (the "Business Combination
Agreement"), by and among Avalon Acquisition Inc
("Avalon"), The Beneficient Company Group, L.P., a
Delaware limited partnership ("BCG," and as converted
into a Nevada corporation, "Beneficient"), Beneficient
Merger Sub I, Inc., a Delaware corporation and
subsidiary of BCG ...(due to space limits, see proxy
statement for full proposal).			Management		For	For
2.	The Adjournment Proposal - To consider and vote upon a
proposal to adjourn the special meeting of Avalon (the
"Avalon Special Meeting") to a later date or time, if
necessary, to permit further solicitation of proxies if,
based upon the tabulated vote at the time of the Avalon
Special Meeting, there are not sufficient votes to approve
the Business Combination Proposal or holders of Class A
common stock of Avalon, par value $0.0001 per share
(the "Avalon Class A common stock"), have elected to
....(due to space limits, see proxy statement for full
proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	109,048	0	30-May-2023	30-May-2023
BLUE OCEAN ACQUISITION CORP.
Security	G1330L113				Meeting Type	Special
Ticker Symbol	BOCNU				Meeting Date	06-Jun-2023
ISIN	KYG1330L1133				Agenda	935874645 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - Amend the
Company's amended and restated memorandum and
articles of association to: (a) extend the date by which the
Company must (i) consummate an initial business
combination; (ii) cease its operations, except for the
purpose of winding up, if it fails to complete such initial
business combination; and (iii) redeem 100% of the
public shares from June 7, 2023 to June 7, 2024, by
electing to extend the date to consummate an initial
business combination.			Management		For	For
2.	The Founder Share Amendment Proposal - Amend the
Company's amended and restated memorandum and
articles of association to permit for the issuance of Class
A ordinary shares to holders of Class B ordinary shares
upon the exercise of the right of a holder of the
Company's Class B ordinary shares to convert such
holder's Class B ordinary shares into Class A ordinary
shares on a one-for-one basis at any time and from time
to time prior to the closing of an initial business
combination at the election of the holder.			Management		For	For
3.	The Adjournment Proposal - Approve the adjournment of
the extraordinary general meeting to a later date or dates,
if necessary, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Extension Amendment Proposal or the Founder Share
Amendment Proposal or if the Board of Directors of the
Company determines before the extraordinary general
meeting that it is not necessary or no longer desirable to
proceed with the other proposals.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	114,803	0	30-May-2023	30-May-2023
XAI OCTAGON FUNDS
Security	98400T205				Meeting Type	Annual
Ticker Symbol	XFLTPR				Meeting Date	08-Jun-2023
ISIN	US98400T2050				Agenda	935868325 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1a.	Election of Class III Trustee to serve until the 2026 annual meeting: Scott Craven Jones		Management		Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	33,699	0	07-Jun-2023	07-Jun-2023
POWER & DIGITAL INFRA ACQ II CORP
Security	73919C209				Meeting Type	Special
Ticker Symbol	XPDBU				Meeting Date	09-Jun-2023
ISIN	US73919C2098				Agenda	935874669 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - to amend the
Company's amended and restated certificate of
incorporation (the "Certificate") pursuant to amendments
to the Certificate in the form set forth in paragraphs 3, 4,
8 and 9 of Annex A to the accompanying Proxy
Statement (such amendments, collectively, the
"Extension Amendment" and, such proposal, the
"Extension Amendment Proposal") to extend the date by
which the Company must (1) consummate an initial
merger, capital stock exchange, ...(due to space limits,
see proxy material for full proposal).			Management		For	For
2.	The Redemption Limitation Amendment Proposal - to
amend the Certificate pursuant to amendments to the
Certificate in the form set forth in paragraphs 5, 6. 7 and
10 of Annex A to the accompanying Proxy Statement to
eliminate from the Certificate the limitation that the
Company may not redeem public shares to the extent
that such redemption would result in the Company having
net tangible assets (as determined in accordance with
Rule 3a51-1(g)(1) of the Securities Exchange Act of
1934, as ...(due to space limits, see proxy material for full
proposal).			Management		For	For
3.	The Director Election Proposal - to re-elect Paul Gaynor
as a Class I director of our board, to serve for a term of
three years until 2026 or until his successor is elected
and qualified (the "Director Election Proposal").			Management		For	For
4.	The Auditor Ratification Proposal - to approve and ratify
the appointment of Marcum LLP as the Company's
independent accountants for the fiscal year ending
December 31, 2023 (the "Auditor Ratification Proposal").			Management		For	For
5.	The Adjournment Proposal - to approve the adjournment
of the Special Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Proposals (the "Adjournment Proposal" and, together
with the Extension Amendment Proposal, the
Redemption Limitation Amendment Proposal, the
Director Election Proposal and the Auditor Ratification
Proposal, ...(due to space limits, see proxy material for
full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	1	0	02-Jun-2023	02-Jun-2023
POWER & DIGITAL INFRA ACQ II CORP
Security	73919C100				Meeting Type	Special
Ticker Symbol	XPDB				Meeting Date	09-Jun-2023
ISIN	US73919C1009				Agenda	935874669 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - to amend the
Company's amended and restated certificate of
incorporation (the "Certificate") pursuant to amendments
to the Certificate in the form set forth in paragraphs 3, 4,
8 and 9 of Annex A to the accompanying Proxy
Statement (such amendments, collectively, the
"Extension Amendment" and, such proposal, the
"Extension Amendment Proposal") to extend the date by
which the Company must (1) consummate an initial
merger, capital stock exchange, ...(due to space limits,
see proxy material for full proposal).			Management		For	For
2.	The Redemption Limitation Amendment Proposal - to
amend the Certificate pursuant to amendments to the
Certificate in the form set forth in paragraphs 5, 6. 7 and
10 of Annex A to the accompanying Proxy Statement to
eliminate from the Certificate the limitation that the
Company may not redeem public shares to the extent
that such redemption would result in the Company having
net tangible assets (as determined in accordance with
Rule 3a51-1(g)(1) of the Securities Exchange Act of
1934, as ...(due to space limits, see proxy material for full
proposal).			Management		For	For
3.	The Director Election Proposal - to re-elect Paul Gaynor
as a Class I director of our board, to serve for a term of
three years until 2026 or until his successor is elected
and qualified (the "Director Election Proposal").			Management		For	For
4.	The Auditor Ratification Proposal - to approve and ratify
the appointment of Marcum LLP as the Company's
independent accountants for the fiscal year ending
December 31, 2023 (the "Auditor Ratification Proposal").			Management		For	For
5.	The Adjournment Proposal - to approve the adjournment
of the Special Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Proposals (the "Adjournment Proposal" and, together
with the Extension Amendment Proposal, the
Redemption Limitation Amendment Proposal, the
Director Election Proposal and the Auditor Ratification
Proposal, ...(due to space limits, see proxy material for
full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	131,264	0	02-Jun-2023	02-Jun-2023
SOUTHPORT ACQUISITION CORPORATION
Security	84465L204				Meeting Type	Special
Ticker Symbol	PORTU				Meeting Date	09-Jun-2023
ISIN	US84465L2043				Agenda	935878667 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	A proposal to amend the Amended and Restated
Certificate of Incorporation of Southport Acquisition
Corporation (the "Company") to extend the date by which
the Company must consummate an initial business
combination (the "Extension") from June 14, 2023 (the
date that is 18 months from the closing date of the
Company's initial public offering) to September 14, 2023
and to allow the board of directors of the Company,
without another stockholder vote, to elect to further
extend the date to consummate.			Management		For	For
2.	A proposal to approve the adjournment of the special
meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes to approve the Extension
Amendment Proposal or if we determine that additional
time is necessary to effectuate the Extension (the
"Adjournment Proposal"). The Adjournment Proposal will
only be presented at the special meeting if there are not
sufficient votes for, or otherwise in connection with,
approval of the Extension Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	1	0	02-Jun-2023	02-Jun-2023
SOUTHPORT ACQUISITION CORPORATION
Security	84465L105				Meeting Type	Special
Ticker Symbol	PORT				Meeting Date	09-Jun-2023
ISIN	US84465L1052				Agenda	935878667 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	A proposal to amend the Amended and Restated
Certificate of Incorporation of Southport Acquisition
Corporation (the "Company") to extend the date by which
the Company must consummate an initial business
combination (the "Extension") from June 14, 2023 (the
date that is 18 months from the closing date of the
Company's initial public offering) to September 14, 2023
and to allow the board of directors of the Company,
without another stockholder vote, to elect to further
extend the date to consummate.			Management		For	For
2.	A proposal to approve the adjournment of the special
meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes to approve the Extension
Amendment Proposal or if we determine that additional
time is necessary to effectuate the Extension (the
"Adjournment Proposal"). The Adjournment Proposal will
only be presented at the special meeting if there are not
sufficient votes for, or otherwise in connection with,
approval of the Extension Amendment Proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	65,586	0	02-Jun-2023	02-Jun-2023
HEALTHCARE AI ACQUISITION CORP
Security	G4373K125				Meeting Type	Special
Ticker Symbol	HAIAU				Meeting Date	09-Jun-2023
ISIN	KYG4373K1250				Agenda	935883113 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - To approve, as a
special resolution, an amendment to HEALTHCARE AI's
Amended and Restated Memorandum of Association and
Articles of Association (as may be amended from time to
time, together, the "Articles of Association") as provided
by the first resolution in the form set forth in Annex A to
the accompanying proxy statement, to give the Company
the right to extend, by resolution of the Board, date by
which it has to consummate a business combination up
to twelve times for an additional one month each time.			Management		For	For
2.	The NTA Requirement Amendment Proposal - To
approve, as a special resolution, as provided in the
second resolution in the form set forth in Annex A to the
accompanying proxy statement, an amendment to the
Articles of Association to remove from the Articles of
Association the limitation that that HEALTHCARE AI may
not redeem Public Shares (as defined below) to the
extent that such redemption would result in
HEALTHCARE AI having net tangible assets (as
determined in accordance with Rule 3a51-1(g) (1) of the
Securities Exchange Act of 1934, as amended).			Management		For	For
3.	The Founder Share Amendment Proposal - To approve,
as a special resolution, as provided in the third resolution in the form set forth in Annex A to the accompanying
proxy statement, an amendment to the Articles of
Association to provide for the right of a holder of the
Company's Class B ordinary shares, par value $0.0001
per share, to convert into Class A ordinary shares, par
value $0.0001 per share, of the Company on a one- for-
one basis at any time and from time to time prior to the
closing of a business combination at the election of the
holder.			Management		For	For
4.	The Letter Agreement Amendment Proposal - To
approve, as an ordinary resolution, an amendment to the
Letter Agreement, to allow the holders of the Class B
Ordinary Shares, to directly or indirectly, transfer their
Class B Ordinary Shares to a third party prior to the
expiration of the applicable lock-up period. A copy of the
Amendment is attached to the proxy statement as Annex
B.			Management		For	For
5.	The Adjournment Proposal - To approve, as an ordinary
resolution, the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary, (i) to permit further solicitation there are not sufficient votes to
approve the Extension Amendment Proposal, the NTA
Requirement Amendment, the Founder Share
Amendment Proposal or the Letter Agreement
Amendment Proposal, or (ii) where the board of directors
of the Company has determined that it is otherwise
necessary.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	1	0	02-Jun-2023	02-Jun-2023
HEALTHCARE AI ACQUISITION CORP
Security	G4373K109				Meeting Type	Special
Ticker Symbol	HAIA				Meeting Date	09-Jun-2023
ISIN	KYG4373K1094				Agenda	935883113 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - To approve, as a
special resolution, an amendment to HEALTHCARE AI's
Amended and Restated Memorandum of Association and
Articles of Association (as may be amended from time to
time, together, the "Articles of Association") as provided
by the first resolution in the form set forth in Annex A to
the accompanying proxy statement, to give the Company
the right to extend, by resolution of the Board, date by
which it has to consummate a business combination up
to twelve times for an additional one month each time.			Management		For	For
2.	The NTA Requirement Amendment Proposal - To
approve, as a special resolution, as provided in the
second resolution in the form set forth in Annex A to the
accompanying proxy statement, an amendment to the
Articles of Association to remove from the Articles of
Association the limitation that that HEALTHCARE AI may
not redeem Public Shares (as defined below) to the
extent that such redemption would result in
HEALTHCARE AI having net tangible assets (as
determined in accordance with Rule 3a51-1(g) (1) of the
Securities Exchange Act of 1934, as amended).			Management		For	For
3.	The Founder Share Amendment Proposal - To approve,
as a special resolution, as provided in the third resolution in the form set forth in Annex A to the accompanying
proxy statement, an amendment to the Articles of
Association to provide for the right of a holder of the
Company's Class B ordinary shares, par value $0.0001
per share, to convert into Class A ordinary shares, par
value $0.0001 per share, of the Company on a one- for-
one basis at any time and from time to time prior to the
closing of a business combination at the election of the
holder.			Management		For	For
4.	The Letter Agreement Amendment Proposal - To
approve, as an ordinary resolution, an amendment to the
Letter Agreement, to allow the holders of the Class B
Ordinary Shares, to directly or indirectly, transfer their
Class B Ordinary Shares to a third party prior to the
expiration of the applicable lock-up period. A copy of the
Amendment is attached to the proxy statement as Annex
B.			Management		For	For
5.	The Adjournment Proposal - To approve, as an ordinary
resolution, the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary, (i) to permit further solicitation there are not sufficient votes to
approve the Extension Amendment Proposal, the NTA
Requirement Amendment, the Founder Share
Amendment Proposal or the Letter Agreement
Amendment Proposal, or (ii) where the board of directors
of the Company has determined that it is otherwise
necessary.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	50,142	0	02-Jun-2023	02-Jun-2023
WINVEST ACQUISITION CORP.
Security	97655B109				Meeting Type	Special
Ticker Symbol	WINV				Meeting Date	12-Jun-2023
ISIN	US97655B1098				Agenda	935878693 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - To amend
WinVest's amended and restated certificate of
incorporation to (a) extend the date by which WinVest
must consummate a Business Combination from June
17, 2023 to July 17, 2023, and (b) allow the Company,
without another stockholder vote, to elect to extend the
deadline to consummate a business combination on a
monthly basis for up to five times by an additional one
month (or such shorter period as may be requested) each
time after July 17, 2023, by resolution of the board of
directors.			Management		For	For
2.	The Redemption Limitation Amendment Proposal - To
amend WinVest's amended and restated certificate of
incorporation to eliminate the limitation that WinVest may
not consummate any business combination unless it has
net tangible assets of at least $5,000,001 upon
consummation of such Business Combination, in order to
allow WinVest to redeem public stock irrespective of
whether such redemption would cause WinVest's net
tangible assets to fall below $5,000,001. A copy of the
proposed amendment is set forth in Annex B.			Management		For	For
3.	The Trust Amendment Proposal - To amend the
Company's Investment Management Trust Agreement,
dated September 14, 2021, by and between the
Company and Continental Stock Transfer & Trust
Company (the "Trustee"), to extend the date on which the
Trustee must liquidate the trust account established by
the Company in connection with its initial public offering
from June 17, 2023 to July 17, 2023, and to allow the
Company, without another stockholder vote, to elect to
further extend such date on a monthly basis.			Management		For	For
4.	The Adjournment Proposal - To adjourn the Stockholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of common stock, par value
$0.0001 per share, of WinVest represented (either in
person (including virtually) or by proxy) to constitute a
quorum necessary to conduct business at the
Stockholder Meeting.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	52,742	0	02-Jun-2023	02-Jun-2023
BATTERY FUTURE ACQUISITION CORP.
Security	G0888J116				Meeting Type	Special
Ticker Symbol	BFACU				Meeting Date	12-Jun-2023
ISIN	KYG0888J1168				Agenda	935879847 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1)	The Extension Amendment Proposal - "RESOLVED, as a
special resolution, that the Articles of Association of
BFAC currently in effect be amended and restated by the
deletion in their entirety and the substitution in their place of the Second Amended and Restated Articles of
Association of BFAC (a copy of which is attached to the
proxy statement for this Meeting as Annex A)."			Management		For	For
2)	The Trust Agreement Amendment Proposal - To approve
an amendment to the Company's Investment
Management Trust Agreement, dated December 14,
2021, allowing BFAC to (1) extend the Business
Combination Period up to twelve times for an additional
one month each time, from June 17, 2023 to June 17,
2024, by depositing into the trust account the lesser of (i)
$0.03 for each Class A ordinary share not redeemed in
connection with the Special Meeting, multiplied by the
number of public shares outstanding, and (ii) $250,000.			Management		For	For
3)	The Adjournment Proposal - To adjourn the special
meeting of BFAC shareholders to a later date or dates, if
necessary, to permit further solicitation and vote of
Proxies if, based upon the tabulated vote at the time of
the special meeting, there are not sufficient votes to
approve the Extension Amendment Proposal or where
the board of directors of BFAC has determined it is
otherwise necessary or desirable.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	109,282	0	02-Jun-2023	02-Jun-2023
SPREE ACQUISITION CORP. 1 LIMITED
Security	G83745102				Meeting Type	Special
Ticker Symbol	SHAP				Meeting Date	12-Jun-2023
ISIN	KYG837451023				Agenda	935881474 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Articles Extension Proposal - A proposal to approve, by
way of special resolution, an amendment to the
Company's amended and restated memorandum and
articles of association in the form set forth in Annex A of
the accompanying proxy statement, to extend the date by
which the Company would be permitted to consummate
an initial business combination from June 20, 2023 to
March 20, 2024, as well as to permit the Board, in its sole
discretion, to elect to wind up the Company's operations
on an earlier date.			Management		For	For
2.	Trust Extension Proposal - A proposal to amend the
Company's investment management trust agreement,
dated as of December 15, 2021, by and between the
Company and Continental Stock Transfer & Trust
Company, to extend the date by which the Company
would be permitted to consummate a business
combination from June 20, 2023 to March 20, 2024, or
such earlier date as may be determined by the Board, in
its sole discretion, pursuant to the resolution set forth in
Proposal No. 2 of the accompanying proxy statement.			Management		For	For
3.	Amendment Proposal - Approval, by way of special
resolution, of an amendment to the Company's amended
and restated memorandum and articles of association to
provide that the existing restriction on issuance of
additional shares that would vote together with the public
Class A ordinary shares on a proposal to approve the
Company's initial business combination, will not apply to
issuance of Class A ordinary shares upon conversion of
Class B ordinary shares where the converting holders
waive rights to proceeds from the Company's trust
account.			Management		For	For
5.	The Adjournment Proposal - A proposal to approve, by
way of ordinary resolution, the adjournment of the
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection with, the approval of Proposal No. 1, Proposal No. 2,
Proposal No. 3 or Proposal No. 4, pursuant to the
resolution set forth in Proposal No. 5 of the
accompanying proxy statement.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	154,848	0	02-Jun-2023	02-Jun-2023
EVE MOBILITY ACQUISITION CORP.
Security	G3218G125				Meeting Type	Special
Ticker Symbol	EVEU				Meeting Date	14-Jun-2023
ISIN	KYG3218G1257				Agenda	935874633 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Proposal - as a special resolution, to
amend the Company's Amended and Restated
Memorandum and Articles of Association (the "Charter")
pursuant to an amendment to the Charter in the form set
forth in Part 1 of Annex A of the accompanying proxy
statement to extend the date by which the Company must
(1) consummate a merger, share exchange, asset
acquisition, share purchase, reorganization or similar
business combination (an "initial business combination")
or (2) (i) cease ...(due to space limits, see proxy material
for full proposal).			Management		For	For
2.	The Redemption Limitation Amendment Proposal - as a
special resolution, to amend the Charter pursuant to an
amendment to the Charter in the form set forth in Part 2
of Annex A of the accompanying proxy statement (the
"Redemption Limitation Amendment" and such proposal,
the "Redemption Limitation Amendment Proposal") to
eliminate from the Charter the limitation that the
Company shall not redeem Class A Ordinary Shares
included as part of the units sold in the IPO (including
....(due to space limits, see proxy material for full
proposal).			Management		For	For
3.	The Optional Conversion Amendment Proposal - as a
special resolution, to amend the Charter pursuant to an
amendment to the Charter in the form set forth in Part 3
of Annex A of the accompanying proxy statement to
provide for the right of a holder of Class B ordinary
shares, par value $0.0001 per share, of the Company
("Class B Ordinary Shares"), to convert such Class B
Ordinary Shares into Class A Ordinary Shares on a one-
for-one basis at any time and from time to time prior to
the ...(due to space limits, see proxy material for full
proposal).			Management		For	For
4.	The Adjournment Proposal - as an ordinary resolution, to
approve the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary or
convenient, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Extension Proposal, the Redemption Limitation
Amendment Proposal and/or the Optional Conversion
Amendment Proposal (the "Adjournment Proposal"),
which will only be ...(due to space limits, see proxy
material for full proposal).			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	109,282	0	06-Jun-2023	06-Jun-2023
SWIFTMERGE ACQUISITION CORPORATION
Security	G63836103				Meeting Type	Special
Ticker Symbol	IVCP				Meeting Date	15-Jun-2023
ISIN	KYG638361033				Agenda	935875849 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Proposal - As a special resolution to
amend the Company's amended and restated
memorandum and articles of association ("Articles") in
the form set forth in Part 1 of Annex A of the
accompanying proxy statement to extend the date that
the Company has to consummate a business
combination from June 17, 2023 to March 15, 2024,
Conditional upon the approval of Proposal 2.			Management		For	For
2.	Amendment of Trust Agreement - Amend the Investment
Management Trust Agreement, dated December 17,
2021, by and between the Company and Continental
Stock Transfer & Trust Company ("Continental"), to
extend the date on which Continental must liquidate the
Trust Account established in connection with the
Company's initial public offering if the Company has not
completed its initial business combination from June 17,
2023 to March 15, 2024. Proposal 2 is conditioned on the
approval of Proposal 1.			Management		For	For
3.	Founder Share Amendment Proposal - As a special
resolution, to amend the Company's Articles pursuant to
an amendment in the form set forth in Part 2 of Annex A
of the accompanying proxy statement to provide for the
right of a holder of the Founder Shares to convert into
Class A Ordinary Shares on a one-for-one basis prior to
the closing of a business combination at the election of
the holder, where the holders of such Shares have
waived any right to receive funds from the Trust Account.			Management		For	For
4.	Adjournment - Adjourn the Extraordinary General
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection
with, the approval of Proposal 1 or Proposal 2.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	65,570	0	02-Jun-2023	02-Jun-2023
AULT DISRUPTIVE TECHNOLOGIES CORP
Security	05150A104				Meeting Type	Special
Ticker Symbol	ADRT				Meeting Date	15-Jun-2023
ISIN	US05150A1043				Agenda	935889848 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - a proposal to
amend Ault Disruptive Technologies Corporation's (the
"Company") Amended and Restated Certificate of
Incorporation (our "Charter") to extend the date (the
"Termination Date") by which the Company must
consummate a merger, capital stock exchange, asset
acquisition, stock purchase, reorganization or similar
business combination involving the Company and one or
more businesses (a "business combination") from June
20, 2023 ...(due to space limits, see proxy material for full
proposal).			Management		For	For
2.	The Redemption Limitation Amendment Proposal - a
proposal to amend the Charter pursuant to an
amendment to the Charter to eliminate from the Charter
the limitation that the Company may not redeem shares
of our common stock issued in our IPO (we refer to such
shares as "Public Shares") to the extent that such
redemption would result in the Company having net
tangible assets (as determined in accordance with Rule
3a51-1(g)(1) of the Securities Exchange Act of 1934, as
amended) of less than ...(due to space limits, see proxy
material for full proposal).			Management		For	For
3.	The Adjournment Proposal - a proposal to approve the
adjournment of the special meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension Amendment Proposal and the
Redemption Limitation Amendment Proposal, or if we
determine that additional time is necessary to effectuate
the extension of the Termination Date (the "Adjournment
Proposal").			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	43,540	0	12-Jun-2023	12-Jun-2023
SABA CAPITAL INCOME FUND
Security	78518H202				Meeting Type	Annual
Ticker Symbol	BRW				Meeting Date	20-Jun-2023
ISIN	US78518H2022				Agenda	935856089 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
1	Thomas Bumbolow				Split	Split
2	Karen Caldwell				Split	Split
3	Ketu Desai				Split	Split
4	Kieran Goodwin				Split	Split
5	Aditya Bindal				Split	Split
6	Andrew Kellerman				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL98	RIVERNORTH OPP FUND FBO NFSLLC	AL98	STATE STREET BANK & TRUST CO	500,000	0	16-Jun-2023	16-Jun-2023
SABA CAPITAL INCOME FUND
Security	78518H202				Meeting Type	Annual
Ticker Symbol	BRW				Meeting Date	20-Jun-2023
ISIN	US78518H2022				Agenda	935856089 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
1	Thomas Bumbolow				Split	Split
2	Karen Caldwell				Split	Split
3	Ketu Desai				Split	Split
4	Kieran Goodwin				Split	Split
5	Aditya Bindal				Split	Split
6	Andrew Kellerman				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	775,235	0	16-Jun-2023	16-Jun-2023
CALAMOS GLOBAL DYNAMIC INCOME
Security	12811L107				Meeting Type	Annual
Ticker Symbol	CHW				Meeting Date	20-Jun-2023
ISIN	US12811L1070				Agenda	935869783 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
1	John P. Calamos, Sr.				Split	Split
2	Christopher M. Toub				Split	Split
3	William R. Rybak				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	204,531	0	16-Jun-2023	16-Jun-2023
CALAMOS INVESTMENTS
Security	12812C106				Meeting Type	Annual
Ticker Symbol	CPZ				Meeting Date	20-Jun-2023
ISIN	US12812C1062				Agenda	935869795 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
1	John P. Calamos, Sr.				Split	Split
2	William R. Rybak				Split	Split
3	Christopher M. Toub				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL98	RIVERNORTH OPP FUND FBO NFSLLC	AL98	STATE STREET BANK & TRUST CO	50,000	0	16-Jun-2023	16-Jun-2023
CALAMOS INVESTMENTS
Security	12812C106				Meeting Type	Annual
Ticker Symbol	CPZ				Meeting Date	20-Jun-2023
ISIN	US12812C1062				Agenda	935869795 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
1	John P. Calamos, Sr.				Split	Split
2	William R. Rybak				Split	Split
3	Christopher M. Toub				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	67,740	0	16-Jun-2023	16-Jun-2023
GARDINER HEALTHCARE ACQUISITIONS CORP.
Security	365506104				Meeting Type	Special
Ticker Symbol	GDNR				Meeting Date	20-Jun-2023
ISIN	US3655061048				Agenda	935892807 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Charter Amendment Proposal - a proposal to amend
our amended & restated certificate of incorporation, as
amended to allow us to extend the date by which we
have to consummate a business combination for an
additional one month, from 06/27/2023 to 07/27/2023, by
depositing into trust account $100,000 ("Extension
Payment") for one-month extension, and thereafter to
extend Combination Period up to five (5) times by an
additional one month each time (or up to 12/27/23) by
depositing into the trust account $100,000 for each
additional one month extension.			Management		For	For
2.	A proposal to amend the Investment Management Trust
Agreement, dated 12/21/2021, by and between
Continental Stock Transfer & Trust Company and us, as
amended, allowing us to extend the Combination Period
for an additional one (1) month, from 6/27/23 to 7/27/23
by depositing into trust account the Extension Payment
for the one-month extension, and thereafter to extend the
Combination Period up to five (5) times by an additional
one month each time (or up to 12/27/23) by depositing
into the trust account $100,000 for each additional one
month extension.			Management		For	For
3.	The Adjournment Proposal - a proposal to direct the
chairperson of the special meeting to adjourn the special
meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the special meeting, there
are not sufficient votes to approve the foregoing proposal.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	37,000	0	12-Jun-2023	12-Jun-2023
MORGAN STANLEY EMERGING MKTS
Security	617477104				Meeting Type	Annual
Ticker Symbol	EDD				Meeting Date	22-Jun-2023
ISIN	US6174771047				Agenda	935868248 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
1	Frances L. Cashman				Split	Split
2	Kathleen A. Dennis				Split	Split
3	Joseph J. Kearns				Split	Split
4	Patricia A. Maleski				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	340,470	0	21-Jun-2023	21-Jun-2023
LF CAPITAL ACQUISITION CORP. II
Security	50202D102				Meeting Type	Special
Ticker Symbol	LFAC				Meeting Date	26-Jun-2023
ISIN	US50202D1028				Agenda	935883062 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	THE CHARTER AMENDMENT PROPOSAL -
APPROVAL OF AN AMENDMENT TO THE
COMPANY'S AMENDED AND RESTATED
CERTIFICATE OF INCORPORATION TO (I) EXTEND
THE DATE BY WHICH THE COMPANY HAS TO
CONSUMMATE A BUSINESS COMBINATION (AS
DEFINED IN THE CHARTER) FROM AUGUST 19, 2023
TO NOVEMBER 19, 2023 (THE "EXTENDED DATE"),
BY INCREASING THE NUMBER OF ONE-MONTH
EXTENSION OF THE DEADLINE TO COMPLETE THE
INITIAL BUSINESS COMBINATION FROM SIX TO NINE
(THE THREE ADDITIONAL ONE-MONTH
EXTENSIONS, THE "ADDITIONAL EXTENSIONS", AND
COLLECTIVELY WITH THE EXISTING SIX ONE-
MONTH EXTENSIONS.			Management		For	For
2.	THE ADJOURNMENT PROPOSAL - APPROVAL TO
DIRECT THE CHAIRMAN OF THE SPECIAL MEETING
TO ADJOURN THE SPECIAL MEETING TO A LATER
DATE OR DATES, IF NECESSARY, TO PERMIT
FURTHER SOLICITATION AND VOTE OF PROXIES IN
THE EVENT THAT THERE ARE INSUFFICIENT VOTES
FOR, OR OTHERWISE IN CONNECTION WITH, THE
APPROVAL OF THE CHARTER AMENDMENT
PROPOSAL.			Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	39,110	0	06-Jun-2023	06-Jun-2023
PIMCO GLOBAL STOCKSPLUS INCOME FD
Security	722011103				Meeting Type	Annual
Ticker Symbol	PGP				Meeting Date	29-Jun-2023
ISIN	US7220111030				Agenda	935880369 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.1	Election of Trustee: Kathleen A. McCartney		Management		Split	Split
1.2	Election of Trustee: Sarah E. Cogan		Management		Split	Split
1.3	Election of Trustee: Deborah DeCotis		Management		Split	Split
1.4	Election of Trustee: Alan Rappaport		Management		Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	18,945	0	28-Jun-2023	28-Jun-2023
PIMCO HIGH INCOME FUND
Security	722014107				Meeting Type	Annual
Ticker Symbol	PHK				Meeting Date	29-Jun-2023
ISIN	US7220141078				Agenda	935880371 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.1	Election of Trustee: Kathleen A. McCartney		Management		Split	Split
1.2	Election of Trustee: E. Grace Vandecruze		Management		Split	Split
1.3	Election of Trustee: David Fisher		Management		Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	79,625	0	28-Jun-2023	28-Jun-2023
PIMCO DYNAMIC INCOME FUND
Security	72201Y101				Meeting Type	Annual
Ticker Symbol	PDI				Meeting Date	29-Jun-2023
ISIN	US72201Y1010				Agenda	935880395 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.1	Election of Trustee: Kathleen A. McCartney		Management		Split	Split
1.2	Election of Trustee: E. Grace Vandecruze		Management		Split	Split
1.3	Election of Trustee: Joseph B. Kittredge, Jr.		Management		Split	Split
1.4	Election of Trustee: David Fisher		Management		Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	310,229	0	28-Jun-2023	28-Jun-2023
PIMCO FUNDS
Security	69346N107				Meeting Type	Annual
Ticker Symbol	NRGX				Meeting Date	29-Jun-2023
ISIN	US69346N1072				Agenda	935880422 - Opposition

Item	Proposal		Proposed by		Vote	For/Against Management
1.1	Election of Trustee: Kathleen A. McCartney		Management		Split	Split
1.2	Election of Trustee: Libby D. Cantrill		Management		Split	Split
1.3	Election of Trustee: David Fisher		Management		Split	Split
1.4	Election of Trustee: Sarah E. Cogan		Management		Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97	RIVERNORTH OPPORTUNITIE S FUND	997AL97	STATE STREET BANK & TRUST CO	343,154	0	28-Jun-2023	28-Jun-2023
PIMCO FUNDS
Security	69346N107				Meeting Type	Annual
Ticker Symbol	NRGX				Meeting Date	29-Jun-2023
ISIN	US69346N1072				Agenda	935880422 - Opposition

Item	Proposal		Proposed by		Vote	For/Against Management
1.1	Election of Trustee: Kathleen A. McCartney		Management		Split	Split
1.2	Election of Trustee: Libby D. Cantrill		Management		Split	Split
1.3	Election of Trustee: David Fisher		Management		Split	Split
1.4	Election of Trustee: Sarah E. Cogan		Management		Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL98	RIVERNORTH OPP FUND FBO NFSLLC	AL98	STATE STREET BANK & TRUST CO	292,000	0	28-Jun-2023	28-Jun-2023

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverNorth Opportunities Fund, Inc.

/s/ Patrick W. Galley
By:	Patrick W. Galley
Title:	President and Chairman of the Board

Date:	August 18, 2023